AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 14, 2003
                               File No. 333-61146
                                File No. 811-7924
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
              - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                 - - - - - - -
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 3

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 46

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)

                                    Copy to:

                               JOAN E. BOROS, ESQ.
                           CHRISTOPHER S. PETITO, ESQ.
                                 Jorden Burt LLP
                        1025 Thomas Jefferson Street N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805
              - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                 - - - - - - -

SECURITIES BEING OFFERED: VARIABLE PORTION OF FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will be come effective:

                  Immediately upon filing pursuant to paragraph (b) of Rule 485
                x on May 1, 2003 pursuant to paragraph (b) of Rule 485
                  60 days after filing pursuant to paragraph (a) of Rule 485 on _____ pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


                              CROSS REFERENCE SHEET

Showing location in Part A (Prospectus) and Part B of Registration Statement of Additional Information Required by Form N-4

ITEM OF FORM N-4
PART A:  INFORMATION REQUIRED IN A PROSPECTUS
1. Cover Page..........................Cover Page
2. Definitions.........................Important Terms
3. Synopsis............................The Contract At A Glance, How the
                                       Contract Works, Expense Table
4. Condensed Financial Information
     (a) Accumulation Unit Values.....................  Not Applicable
     (b) Explanation of Calculation of Performance....  Performance Information
     (c) Location of Other Financial Statements.......  Condensed Financial Data
5. General Description of Registrant, Depositor,
   and Portfolio Companies
     (a) Depositor.....................Lincoln Benefit Life Company
     (b) Registrant....................Separate Account
     (c) Portfolio Companies...........The Portfolios
     (d) Portfolio Company Prospectuses..The Portfolios
     (e) Voting Rights.................Voting Privileges
     (f) Administrators ...............Administration
6.       Deductions
     (a) General  .....................Expenses
     (b) Sales Load Percent  ..........Expenses
     (c) Special Purchase Plans .......Expenses
     (d) Commissions ..................Distributions
     (e) Portfolio Expenses  ..........Expense Table
     (f) Operating Expenses ...........Expense Table, Expenses
7.       General Description of Contracts
     (a) Persons with Rights ..........How the Contract Works, Contract Owner
     (b) (i) Allocation of Purchase
             Payments ................ Purchases
         (ii) Transfers ...............Investment Alternatives; Transfers
         (iii) Exchanges.............. Not Applicable
     (c) Changes ......................Modifications of the Contract
     (d) Inquiries.................... Questions and Answers about Your
                                       Contract:  Who Should I Contact for More
                                       Information
8. Annuity Period .....................Income Payments
9. Death Benefit...................... Death Benefits
10.Purchases and Contract Value .......Purchases and Contract Value
11. Redemptions
     (a) By Owners ....................Access to your Money
     (b) By Annuitant................. Income Payments
     (c) Texas ORP ................... Not Applicable
     (d) Lapse........................ Minimum Contract Value
     (e) Free Look.................... Right to Cancel
12.  Taxes ............................Taxes
13.  Legal Proceedings ................Legal Proceedings
14.  Table of Contents of SAI .........Table of Contents of SAI


PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

15. Cover Page ........................Cover Page
16. Table of Contents................. Table of Contents
17. General Information and History
     (a) Depositor's Name .............Not Applicable
     (b) Assets of Subaccount..........Not Applicable
     (c) Control of Depositor .........Prospectus: Lincoln Benefit Life Company
18. Services
     (a) Fees and Expenses of
         Registrant .................. Not Applicable
     (b) Management Contracts......... Not Applicable
     (c) Custodian.................... Prospectus: Separate Account
         Independent Public Accountant....SAI: Experts
     (d) Assets of Registrant..........Prospectus: Separate Account
     (e) Affiliated Persons............Not Applicable
     (f) Principal Underwriter.........Prospectus: Distribution of the Contracts
19. Purchase of Securities
     Being Offered ....................Prospectus: Distribution of the Contracts
20. Underwriters...................... Prospectus: Distribution of the Contracts
21. Calculation of Performance Data... SAI: Performance Information
22. Annuity Payments.................. SAI: Calculation of Variable Income
                                       Payments, Calculation of Annuity Unit
                                       Values
23.  Financial Statements
     (a) Financial Statements of Registrant ...  SAI: Financial Statements
     (b) Financial Statements of Depositor ....  SAI: Financial Statements


PART C:  OTHER INFORMATION

The information required to be provided in Part C is separately identified by Item number.

THE LBL ADVANTAGE VARIABLE ANNUITY

Prospectus dated May 1, 2003

Lincoln Benefit Life Company ("LINCOLN BENEFIT" "WE", OR "US") is offering the LBL Advantage Variable Annuity, a group and individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 44 "INVESTMENT ALTERNATIVES" The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 41variable subaccounts ("VARIABLE SUBACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Subaccount invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):


AIM VARIABLE INSURANCE FUNDS          PIMCO ADVISERS VIT
THE ALGER AMERICAN FUND               PIMCO VARIABLE INSURANCE TRUST
FIDELITY(R) VARIABLE INSURANCE        PUTNAM VARIABLE TRUST
 PRODUCTS                             RYDEX VARIABLE TRUST
JANUS ASPEN SERIES                    SALOMON BROTHERS VARIABLE SERIES FUNDS
LAZARD RETIREMENT SERIES, INC.         INC
LSA VARIABLE SERIES TRUST             SCUDDER VARIABLE TRUST
MFS VARIABLE INSURANCE TRUST          THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS    VAN KAMPEN LIFE INVESTMENT TRUST
PANORAMA SERIES FUND, INC.



Each Fund has multiple Portfolios. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds and/or Portfolios. Your annuity application will list all available Portfolios.

Lincoln Benefit has filed a Statement of Additional Information, dated May 1, 2003 with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 56 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS
                IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.






                                  1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                3
--------------------------------------------------------------------------------
  The Contract At A Glance       4
--------------------------------------------------------------------------------
  How the Contract Works         7
--------------------------------------------------------------------------------
  Expense Table                  8
--------------------------------------------------------------------------------
  Financial Information          11
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                   12
--------------------------------------------------------------------------------
  Purchases                      13
--------------------------------------------------------------------------------
  Contract Value                 14
--------------------------------------------------------------------------------
  Investment Alternatives
--------------------------------------------------------------------------------
     The Variable Subaccounts    16
--------------------------------------------------------------------------------
     The Fixed Account Options   20
--------------------------------------------------------------------------------
     Transfers                   23
--------------------------------------------------------------------------------
  Expenses                       24
--------------------------------------------------------------------------------
  Access To Your Money           26
--------------------------------------------------------------------------------
  Contract Loans for 401(a) and 403(b) Contracts 28
--------------------------------------------------------------------------------
  Income Payments                29
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Death Benefits                 32
--------------------------------------------------------------------------------
  Other Information
--------------------------------------------------------------------------------
  More Information:              36
--------------------------------------------------------------------------------
     Lincoln Benefit Life Company 36
--------------------------------------------------------------------------------
     The Variable Account        37
--------------------------------------------------------------------------------
     The Portfolios              37
--------------------------------------------------------------------------------
     The Contract                37
--------------------------------------------------------------------------------
     Qualified Plans             38
--------------------------------------------------------------------------------
     Legal Matters               38
--------------------------------------------------------------------------------
  Taxes                          39
--------------------------------------------------------------------------------
  Annual Reports and Other Documents 45
--------------------------------------------------------------------------------
  Performance Information        45
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES 46
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT EXAMPLE 52
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT 54
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS 56
--------------------------------------------------------------------------------


                                  2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                 PAGE

--------------------------------------------------------------------------------
Accumulation Phase               7
--------------------------------------------------------------------------------
Accumulation Unit                14
--------------------------------------------------------------------------------
Accumulation Unit Value          14
--------------------------------------------------------------------------------
Anniversary Values               33
--------------------------------------------------------------------------------
Annuitant                        12
--------------------------------------------------------------------------------
Automatic Additions Program      13
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program 24
--------------------------------------------------------------------------------
Beneficiary                      12
--------------------------------------------------------------------------------
Cancellation Period              14
--------------------------------------------------------------------------------
Contingent Beneficiary           12
--------------------------------------------------------------------------------
*Contract                        12
--------------------------------------------------------------------------------
Contract Anniversary             6
--------------------------------------------------------------------------------
Contract Owner ("You")           12
--------------------------------------------------------------------------------
Contract Value                   6
--------------------------------------------------------------------------------
Contract Year                    4
--------------------------------------------------------------------------------
Death Benefit Anniversary        32
--------------------------------------------------------------------------------
Dollar Cost Averaging Program    23
--------------------------------------------------------------------------------
Due Proof of Death               32
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Rider 33
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider     33
--------------------------------------------------------------------------------
Fixed Account Options            20
--------------------------------------------------------------------------------
Free Withdrawal Amount           25
--------------------------------------------------------------------------------
Funds                            1
--------------------------------------------------------------------------------
Guarantee Periods                21
--------------------------------------------------------------------------------
Guaranteed Income Benefit        31
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
Guaranteed Maturity Fixed Account 20
--------------------------------------------------------------------------------
Income Base                      31
--------------------------------------------------------------------------------
Income Benefit Rider             30
--------------------------------------------------------------------------------
Income Plan                      29
--------------------------------------------------------------------------------
In-Force Premium                 34
--------------------------------------------------------------------------------
Investment Alternatives          16
--------------------------------------------------------------------------------
Issue Date                       7
--------------------------------------------------------------------------------
Lincoln Benefit ("We" or "Us")   36
--------------------------------------------------------------------------------
Loan Account                     28
--------------------------------------------------------------------------------
Market Value Adjustment          22
--------------------------------------------------------------------------------
Payout Phase                     7
--------------------------------------------------------------------------------
Payout Start Date                29
--------------------------------------------------------------------------------
Portfolios                       37
--------------------------------------------------------------------------------
Primary Beneficiary              12
--------------------------------------------------------------------------------
Rider Date                       33
--------------------------------------------------------------------------------
SEC                              1
--------------------------------------------------------------------------------
Settlement Value                 32
--------------------------------------------------------------------------------
Systematic Withdrawal Program    27
--------------------------------------------------------------------------------
Tax Qualified Contracts          41
--------------------------------------------------------------------------------
Valuation Date                   14
--------------------------------------------------------------------------------
Variable Account                 37
--------------------------------------------------------------------------------
Variable Subaccount              16
--------------------------------------------------------------------------------




*In certain states the Contract is available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.




                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE                PAYMENTS You can purchase a Contract with as little as
                        $10,000. You can add to your Contract as often and as
                        much as you like, but each payment must be at least $100
                        unless you enroll in an automatic payment plan, in which
                        case each payment must be at least $50.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account. If your Contract is qualified under Section
                        408 of the Internal Revenue Code, we will refund the
                        greater of any purchase payments or the Contract Value.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.35% of
                          average daily net assets (1.60% if you select the ENHANCED DEATH BENEFIT RIDER, 1.55% if you elect the
                          INCOME BENEFIT RIDER, and 1.80% if you select both the Enhanced Death Benefit and the Income Benefit Riders).

                        .If you select the ENHANCED EARNINGS DEATH BENEFIT
                          RIDER, you would pay an additional annual fee of up to 0.35% of average daily net assets (depending on the oldest Contract owner's age on the date we issue the Rider). For more information about Variable Account expenses, see "EXPENSES" below.

                        .Withdrawal charges ranging from 0% to 8% of purchase
                          payment withdrawn (with certain exceptions)

                        .Transfer fee of up to 0.50% of the transfer amount, but
                          not less than $25, after 12th transfer in any CONTRACT
                          YEAR (fee currently waived)

                        * State premium tax (if your state imposes one). In
                        addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable Subaccount.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 44 Investment Alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .41Variable Subaccounts investing in Portfolios offering
                          professional money management by these investment advisers:

                          . A I M Advisors, Inc.

                          . Deutsche Asset Management, Inc.

                          . Fred Alger Management, Inc.

                          . Fidelity Management & Research Company

                          . Janus Capital Management LLC

                          . Lazard Asset Management LLC

                          . LSA Asset Management LLC

                          . MFS Investment Management(R)

                          . OpCap Advisors

                          . OppenheimerFunds, Inc.

                          . Pacific Investment Management Company

                          . Putnam Investment Management, Inc.

                          . Rydex Global Advisers

                          . Salomon Brothers Asset Management Inc

                          . Van Kampen*

                          . Van Kampen Asset Management Inc.

                        To find out current rates being paid on the fixed account options or how the Variable Subaccounts have performed, call us at 1-800-865-5237.

                        *Morgan Stanley Invesement Management Inc., the
                        investment adviser to certain of the Portfolios, does
                        business in certain instances as Van Kampen.
-------------------------------------------------------------------------------
SPECIAL SERVICES For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME                  PAYMENTS You can choose fixed income payments, variable
                        income payments, or a combination of the two. You can
                        receive your income payments in one of the following
                        ways:

                        . life income with guaranteed payments

                        .a "joint and survivor" life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)

                        We offer an optional Income Benefit Rider.
DEATH BENEFITS          If you or the ANNUITANT (if the Contract Owner is a
                        non-living person) die before the PAYOUT START DATE, we
                        will pay the death benefit described in the Contract.
                        We offer an Enhanced Death Benefit Rider and Enhanced
                        Earnings Death Benefit Rider. The Enhanced Earnings
                        Death Benefit Rider is not available for purchase with
                        any IRA at this time.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. We do not
                        currently impose a fee upon transfers. However, we
                        reserve the right to charge up to 0.50% of the transfer
                        amount, but not less than $25 per transfer after the
                        12th transfer in each "Contract Year", which we measure
                        from the date we issue your Contract or a Contract
                        anniversary ("CONTRACT ANNIVERSARY"), which is the
                        anniversary of your Contract's Issue Date.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time prior to the Payout Start Date. In general,
                        you must withdraw at least $50 at a time. Full or
                        partial withdrawals are available under limited
                        circumstances on or after the Payout Start Date.
                        Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 59 1/2, may be subject to an
                        additional 10% federal tax penalty.   A withdrawal
                        charge and a MARKET VALUE ADJUSTMENT also may apply.





                                  4 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 44 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. The income on qualified plan and IRA investments is tax deferred and variable annuities held by such plans do not receive any additional tax deferral. See "TAX QUALIFIED CONTRACTS" on page 41. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Subaccounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Subaccounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 29. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Subaccounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. SEE"The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary. SEE "Death Benefits."

Please call us at 1-800-865-5237 if you have any questions about how the Contract works.


                                  7 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE FOLLOWING TABLES LIST THE EXPENSES AND FEES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY, OWN, OR SURRENDER A CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN PORTFOLIOS. THE TABLES AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE ACCOMPANYING PROSPECTUSES FOR THE FUNDS.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

                               Number of Complete Years Since We Received the Purchase Payment Being Withdrawn:
-------------------------------------------------------------------------------------------------------------------------
Contract:                         0         1         2         3         4         5         6         7          8+
Applicable Charge:                8%        7%        7%        6%        6%        5%        4%        3%         0%

All Contracts:
-------------------------------------------------------------------------------------------------------------------------
Transfer Fee                                           up to 0.50% of the amount transferred**


*Each Contract Year, you may withdraw the greater of earnings not previously withdrawn or 15% of your New Purchase Payments (as defined in "Withdrawal Charge" below) without incurring a withdrawal charge. You may withdraw any Purchase Payment made more than 8 years before the withdrawal, which have not been previously withdrawn, without paying the charge.

**Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUBACCOUNT)



                             Mortality and Expense Risk             Administrative                   Total Variable Account
                                      Charge                       Expense Charge*                      Annual Expense
-----------------------------------------------------------------------------------------------------------------------------------
Without the Enhanced
Death Benefit or Income                              1.25%                           0.10%                                   1.35%
Benefit Riders
-----------------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death                              1.50%                           0.10%                                   1.60%
Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
With the Income Benefit                              1.45%                           0.10%                                   1.55%
Rider
-----------------------------------------------------------------------------------------------------------------------------------
With the Income Benefit
and Enhanced Death                                   1.70%                           0.10%                                   1.80%
Benefit Riders
-----------------------------------------------------------------------------------------------------------------------------------



If you elect the Enhanced Earnings Death Benefit Rider, your Total Variable
   Account Annual Expenses will be increased, based on the oldest Contract Owner's age on the date we issue the Rider, as follows:

                         Age                            Annual Charge
----------------------------------------------------------------------
                        0-55                                0.15%
----------------------------------------------------------------------
                        56-65                               0.25%
----------------------------------------------------------------------
                        66-75                               0.35%
----------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                  8 PROSPECTUS

                    TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
------------------------------------------------------------------------------------
                                    Minimum                        Maximum
------------------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses/(1)/ (expenses that are
deducted from
Portfolio assets, including any
management fees, distribution
and/or service (12b-1) fees,         0.50%                          7.61%
and other expenses)
------------------------------------------------------------------------------------



(1) EXPENSES ARE SHOWN AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS, BEFORE ANY WAIVER OR REIMBURSEMENT, AS OF DECEMBER 31, 2002.




EXAMPLES

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses and assume no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Income Benefit, Enhanced Death Benefit, and Enhanced Earnings
  Death Benefit Riders (assuming Contract Owner is age 66-75 on rider issue date and with total Variable Account expenses of 2.15%.)



THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the Example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the Example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                          1Year       3Years       5 Years       10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $1,595      $3,363       $4,950         $8,026
Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $  867      $1,343       $1,846         $3,012
Expenses
-------------------------------------------------------------------------------





                                  9 PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                          1Year       3Years       5 Years       10 Years
-------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio          $1,000      $2,853       $4,525         $8,026
Expenses
-------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio          $  272      $  833       $1,421         $3,012
Expenses
-------------------------------------------------------------------------------


EXPLANATION OF EXPENSE EXAMPLES

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE INCOME BENEFIT AND ENHANCED DEATH BENEFIT RIDERS (TOTAL VARIABLE ACCOUNT EXPENSES OF 2.15%).IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

The Examples reflect the Free Withdrawal Amounts, if applicable, and an annual Contract maintenance charge of $30.


                                  10 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Subaccounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT". Each Variable Subaccount has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Because we deduct Rider charges directly from the Variable Subaccounts, we calculate separate Accumulation Unit Values for the base Contract and for Contracts issued with various combinations of optional Riders.

Accumulation Unit Values for the lowest and highest charges available are shown in Appendix A to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of charges. Please contact us to obtain a copy of the Statement of Additional Information.

To obtain a fuller picture of each Variable Subaccount's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Lincoln Benefit also appear in the Statement of Additional Information.


                                  11 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The LBL Advantage Variable Annuity is a contract between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application.

You may change the Contract Owner at any time. We will provide a change of ownership form to be signed by you and filed with us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. The Income Benefit Rider and Enhanced Earnings Death Benefit Rider terminate upon changes of the Annuitant.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. Variable Annuities held by Qualified Plans do not receive any additional tax deferral. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 38.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a living person). Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If the Contract is a non-qualified Contract, you may designate a joint Annuitant, who is a second person on whose life income payments depend. We permit joint Annuitants only during the Payout Phase. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

           (i) the youngest Contract Owner; otherwise,

          (ii) the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the PRIMARY BENEFICIARY, or if none surviving, the CONTINGENT BENEFICIARY, will receive any guaranteed income payments scheduled to continue.

You may name one or more primary Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner if the sole surviving Contract Owner dies before the Payout Start Date. You may also name one or more Contingent Beneficiaries who will receive any Death Benefit or Guaranteed Income Benefit if no Beneficiary survives the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent


                                  12 PROSPECTUS

Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining Beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject ot any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaires will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific Income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written requst, the change or restriction wll take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.


MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
We will honor an assignment of an interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of Qualified Plans and other types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $10,000. All subsequent purchase payments must be $100 or more unless part of an automatic additions program. Each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, such amounts will be allocated to the PIMCO Money Market Portfolio. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. The most we will accept without our prior approval is $1,000,000. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more by automatically transferring money from your bank account. Consult your representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on


                                  13 PROSPECTUS
your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business, except for certain days immediately preceding or following certain national holidays when the New York Stock Exchange is open for business. For calendar year 2002, our office will be closed on July 5th and November 29th. Each day that the New York Stock Exchange is open for business is referred to as a VALUATION DATE. We determine the number of Accumulation Units for each Variable Subaccount to allocate to your contract by dividing that portion of your Purchase Payment allocated to a Variable Subaccount by that Variable Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs. Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Subaccount to the Money Market Variable Subaccount available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the Money Market Variable Subaccount to the Variable Subaccount as you originally designated.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Subaccounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Subaccount to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Subaccount by (ii) the Accumulation Unit Value of that Variable Subaccount next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Subaccount when the Accumulation Unit Value for the Subaccount is $10, we would credit 1,000 Accumulation Units of that Variable Subaccount to your Contract. Withdrawals and transfers from a Variable Subaccount would, of course, reduce the number of Accumulation Units of that Subaccount allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Subaccount will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Subaccount invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming


                                  14 PROSPECTUS

Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Subaccount on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider, the Income Benefit Rider, the Enhanced Death Benefit Rider with the Income Benefit Rider, and the Enhanced Earnings Death Benefit Rider.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUBACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                  15 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUBACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 41Variable Subaccounts. Each Variable Subaccount invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Subaccounts.

PORTFOLIO                  PORTFOLIO OBJECTIVE         INVESTMENT ADVISOR
AIM VARIABLE INSURANCE FUNDS
Dent Demographic Trends    Long-term growth of         A I M ADVISORS, INC.
 Fund                       capital
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth      Long-term capital           FRED ALGER MANAGEMENT,
 Portfolio - Class S        appreciation               INC.
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Equity-Income Portfolio -  Reasonable income
 Service Class 2
-------------------------------------------------------
Investment Grade Bond      As high a level of current  FIDELITY MANAGEMENT &
 Portfolio - Service        income as is consistent    RESEARCH COMPANY
 Class 2                    with the preservation of
                            capital
-------------------------------------------------------
Overseas Portfolio -       Long-term growth of
 Service Class 2            capital.
-------------------------------------------------------
Growth Portfolio -         Capital appreciation
 Service Class 2
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
International Value        Long-term growth of
 Portfolio: Service         capital
 Shares (fomerly Global                                JANUS CAPITAL MANAGEMENT
 Value Portfolio)                                      LLC
-------------------------------------------------------
Worldwide Growth           Long-term growth of
 Portfolio: Service         capital in a manner
 Shares                     consistent with the
                            preservation of capital.
-------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.
-------------------------------------------------------------------------------
Emerging Markets           Long-term capital           LAZARD ASSET MANAGEMENT
 Portfolio                  appreciation               LLC
-------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------
Aggressive Growth Fund     Long-term growth of
 (1)                        capital by investing
                               primarily in equity
                             securities of small and
                            mid-sized growth
                            companies.
-------------------------------------------------------
Balanced Fund (2)          Seeks growth of capital,
                            with investment income as
                            a secondary objective, by
                            investing in a mix of
                            equity and debt
                            securities.
-------------------------------------------------------
Basic Value Fund (3)       Seeks long-term growth of
                            capital by investing
                            primarily in common
                            stocks which the Adviser
                            believes to be
                            undervalued in relation
                            to long-term earnings
                            power or other factors.
-------------------------------------------------------
Blue Chip Fund (3)         Seeks long-term growth of
                            capital, with current
                            income as a secondary
                            objective, by investing
                            primarily in equity
                            securities of blue chip
                            companies.
-------------------------------------------------------
Capital Appreciation Fund  Seeks long-term growth of   LSA ASSET MANAGEMENT LLC
 (4)                        capital by investing
                               primarily in equity
                              securities listed on
                            national exchanges or on
                            NASDAQ(R).
-------------------------------------------------------
Diversified Mid Cap Fund   Seeks long-term growth of
 (5)                        capital by investing in
                             securities of companies
                            with medium market
                            capitalizations.
-------------------------------------------------------
Emerging Growth Equity     Seeks capital appreciation
 Fund (6)                   by investing primarily in
                            rapidly growing emerging
                            companies.
-------------------------------------------------------
Equity Growth Fund (7)     Seeks long-term capital
 (formerly Focused Equity   appreciation by investing
 Fund)*                     primarily in growth
                            oriented equity securitis
                             of large capitalization
                            companies.
-------------------------------------------------------
Capital Growth Fund (8) Seeks long-term growth of (formerly Growth Equity capital by investing in a Fund) diversified portfolio of
                            equity securities.
-------------------------------------------------------
Mid Cap Value Fund (1)     Seeks long-term growth of
                            capital by investing
                            primarily in equity
                            securities of companies
                            with medium market
                            capitalizations.
-------------------------------------------------------
Value Equity Fund (6)      Seeks long-term growth of
                            capital, with current
                            income as a secondary
                            objective, by investing
                            primarily in common
                            stocks of established
                            U.S. companies.
-------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
New Discovery Series -     Capital appreciation        MFS INVESTMENT
 Service Class                                         MANAGEMENT(R)
-------------------------------------------------------
Utilities Series -         Capital growth and current
 Service Class              income
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Main Street Small Cap      Capital appreciation        OPPENHEIMER FUNDS, INC.
 Fund/VA - Service Class
-------------------------------------------------------------------------------
PANORAMA SERIES FUND, INC.
-------------------------------------------------------------------------------
Oppenheimer International  Capital appreciation        OPPENHEIMER FUNDS, INC.
 Growth Fund/VA - Service
 Class
-------------------------------------------------------------------------------
PIMCO ADVISERS VIT (FORMERLY OCC ACCUMULATION TRUST)
-------------------------------------------------------------------------------
PEA Science and            Capital appreciation        OPCAP ADVISORS LLC
 Technology Portfolio (9)
-------------------------------------------------------
OpCap Small Cap Portfolio  Capital appreciation
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
Foreign Bond Portfolio     To maximize total return,
                            consistent with
                             preservation of capital
                             and prudent investment
                            management
-------------------------------------------------------
Money Market Portfolio     To obtain maximum current
                             income consistent with
                            preservation of capital    PACIFIC INVESTMENT
                            and daily liquidity.       MANAGEMENT COMPANY LLC
-------------------------------------------------------
Total Return Portfolio      To maximize total return,
                            consistent with preservation
                             of capital and prudent
                            investment management.
-------------------------------------------------------
Real Return Portfolio -    Seeks maximum real return,
 Administrative Shares      consistent with
                            preservation of real
                               capital and prudent
                            investment management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
High Yield Fund            High current income.
                            Capital growth is a
                            secondary goal when
                            consistent with achieving
                            high current income. The
                            fund seeks its goal by
                            investing at least 80% in  PUTNAM INVESTMENT
                            U.S. corporate rated       MANAGEMENT, INC.
                            below investment grade
                            (junk bonds) and that
                            have intermediate to
                            long-term maturities
                            (three years or longer.)
-------------------------------------------------------
International Growth and   Capital growth. Current
 Income Fund                income is a secondary
                            objective.
-------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
OTC Fund                   Investment results that
                           correspond to a benchmark
                           for over-the-counter
                           securities. The            RYDEX GLOBAL ADVISERS
                           Portfolio's current
                           benchmark is the NASDAQ
                           100 Index.
-------------------------------------------------------
Sector Rotation Fund       Long-term capital
                            appraciation.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
-------------------------------------------------------------------------------
All Cap Fund (formerly     Capital appreciation        SALOMON BROTHERS ASSET
 Capital Fund)                                         MANAGEMENT INC
-------------------------------------------------------------------------------
SCUDDER VARIABLE TRUST
-------------------------------------------------------------------------------
EAFE Equity Index Fund -   Capital appreciation by
 Class B                    replicating, before
                            deduction of expenses,
                             performance of the EAFE
                            Index.
-------------------------------------------------------
Equity 500 Index Fund -     Capital appreciation by           DEUTSCHE ASSET
Class B                     replicating, before               MANAGEMENT, INC.
                            deduction of expenses,
                            performance of the S&P
                            500 Index.
-------------------------------------------------------
Small Cap Index Fund -     Capital appreciation by
 Class B                    replicating, before
                            deduction of expenses,
                            the performance of the
                               Russell 2000 Index.
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
High Yield Portfolio -     Above-average total return
 Class I                    over a market cycle of
                            three to five years by          VAN KAMPEN**
                            investing primarily in
                            high yield securities (commonly
                            referred to as "junk bonds").
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Growth & Income            Long-term growth of
 Portfolio, Class II        capital and income         VAN KAMPEN ASSET
-------------------------------------------------------MANAGEMENT INC.
U.S. Real Estate          Above-average current
Portfolio, Class II         income and long-term
                            capital appreciation.
-------------------------------------------------------------------------------



                                  16 PROSPECTUS

*Effective May 1, 2003 the Disciplined Equity Fund merged into the Focused Equity Fund and the Focused Equity Fund changed its name to the Equity Growth Fund.

**Morgan Stanley Investment Management Inc., the investment adviser to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.


                                  18 PROSPECTUS

(1) Sub-advised by Van Kampen Asset Management Inc.

(2) Sub-advised by OpCap Advisors.

(3) Sub-advised by A I M Capital Management, Inc.

(4) Sub-advised by Janus Capital Corp.

(5) Sub-advised by Fidelity Management & Research Company.

(6) Sub-advised by RS Investment Management, L.P.

(7) Sub-advised by Van Kampen.

(8) Sub-advised by Goldman Sachs Asset Management.

(9) Sub-advised by PIMCO Equity Advisors, L.L.C.

SOME OF THE PORTFOLIOS HAVE NAMES SIMILAR TO RETAIL MUTUAL FUNDS. HOWEVER, THE PORTFOLIOS MAY BE MANAGED BY A DIFFERENT PORTFOLIO MANAGER. MOREOVER, THE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, A PORTFOLIO'S SECURITY HOLDINGS MAY DIFFER FROM THOSE OF A SIMILARLY NAMED RETAIL MUTUAL FUND, AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF SIMILARLY NAMED RETAIL MUTUAL FUNDS.


                                  19 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including 2 dollar cost averaging options and the option to invest in one or more GUARANTEE PERIODS included in the GUARANTEED MATURITY FIXED ACCOUNT. We may offer additional Fixed Account options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Dollar Cost Averaging Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account. Loan Payments may not be allocated to the Fixed Account(s).


DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Short Term Dollar Cost Averaging Program by allocating purchase payments to THE SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("SHORT TERM DCA FIXED ACCOUNT OPTION"). Each purchase payment allocated to the Short Term DCA Fixed Account Option must be at least $1,000. We will credit interest to purchase payments you allocate to this Option for up to six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Short Term DCA Fixed Account Option. However, you may not choose less than 3 or more than 6 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 6 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Subaccount unless you request a different investment alternative. At the end of the transfer period, any residual amount will be transferred to the Money Market Variable Subaccount. No transfers are permitted into the Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur 30 days after such purchase payment. If we do not receive an allocation from you within 30 days of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Subaccount in equal monthly installments.

EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish an Extended Short Term Dollar Cost Averaging Program by allocating purchase payments to THE EXTENDED SHORT TERM DOLLAR COST AVERAGING FIXED ACCOUNT OPTION ("EXTENDED SHORT TERM DCA FIXED ACCOUNT OPTION"). Each purchase payment allocated to the Extended Short Term DCA Fixed Account Option must be at least $1,000. We will credit interest to purchase payments you allocate to this Option for up to twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Extended Short Term DCA Fixed Account Option. However, you may not choose less than 7 or more than 12 equal monthly installments. Further, you must transfer each purchase payment and all its earnings out of this Option by means of dollar cost averaging within 12 months. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the Money Market Variable Subaccount unless you request a different investment alternative. At the end of the transfer period, any residual amount will be transferred to the Money Market Variable Subaccount. No transfers are permitted into the Extended Short Term DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur 30 days after such purchase payment. If we do not receive an allocation from you within 30 days of the date of payment, we will transfer the payment plus associated interest to the Money Market Variable Subaccount in equal monthly installments.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. That is because we guarantee the current rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. We determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Short Term DCA Fixed Account Option and the Extended Short Term DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-865-5237.


                                  20 PROSPECTUS

GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

You select the Guarantee Period for each payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s).

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Lincoln Benefit at 1-800-865-5237.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to a Guaranteed Period would grow, given an assumed Guarantee Period and annual interest rate:





Purchase Payment......................... $10,000

Guarantee Period......................... 5 years

Annual Interest Rate.....................    4.50%



                              END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value................
 x (1 + Annual          $10,000.00
 Interest Rate)              1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year.....
 x (1 + Annual                      $10,450.00
 Interest Rate)                          1.045
                                    ----------
                                   $10,920.25
Contract Value at end
 of Contract Year.....
 x (1 + Annual                                  $10,920.25
 Interest Rate)                                      1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....
 x (1 + Annual                                              $11,411.66
 Interest Rate)                                                  1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....
 x (1 + Annual                                                           $11,925.19
 Interest Rate)                                                               1.045
                                                                        -----------
                                                                         $12,461.82



TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82 - $10,000.00)

This example assumes no withdrawals during the entire 5-year Guarantee Period.
   If you were to make a withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:


                                  21 PROSPECTUS

1. Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our current declared rate for a Guarantee Period of that length; or

2. Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3. Instruct us to transfer all or a portion of your money to one or more Variable Subaccounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4. Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and income tax withholding, if applicable. We will pay interest from the day the Guarantee Period expired until the date of withdrawal. The interest will be the rate for the shortest Guarantee Period then being offered. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30-day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit and when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We also will not apply a Market Value Adjustment to a withdrawal you make:

.. that qualifies for one of the waivers as described on pages 25-26,

.. to satisfy the IRS minimum distribution rules for the Contract, or

.. a single withdrawal made by a surviving spouse made within one year after continuing the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time you remove it from that Guarantee Period. We calculate the Market Value Adjustment by comparing the TREASURY RATE for a maturity equal to the Guarantee Period at its inception to the Treasury Rate for a maturity equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal from a Guaranteed Period to an amount that is less than the purchase payment applied to that period plus interest earned under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you, transferred or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you, transferred or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5-year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.




                                  22 PROSPECTUS

INVESTMENT ALTERNATIVES: TRANFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to either the Short Term Dollar Cost Averaging Fixed Account or the Extended Short Term Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a charge of.50% of the transfer amount but not less than $25, on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on any given day counts as one transfer.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30-day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Subaccounts so as to change the relative weighting of the Variable Subaccounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. After 6 months from the Payout Start Date, you may make transfers from the Variable Subaccounts to increase the proportion of your income payments consisting of fixed income payments.


TELEPHONE TRANSFERS
You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. Calls completed before 3:00 p.m. will be effected on that day at that day's price. Calls completed after 3:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.

At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Subaccounts in any Contract year, or to refuse any Variable Subaccount transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Investment Alternatives in any Contract Year, or to refuse any Investment Alternative transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Subaccount or the share prices of the corresponding Funds or would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the corresponding Funds that they intend to restrict the purchase of Fund shares because of Prohibited Trading Practices or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month from any Variable Subaccount, the Short Term Dollar Cost Averaging Fixed Account, or the Extended Short Term Dollar Cost Averaging Fixed Account, to any of the other Variable Subaccounts. You may not use the Dollar Cost Averaging Program to transfer amounts to or from the Guarantee Periods. This program is available only during the Accumulation Phase.


                                  23 PROSPECTUS

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of Dollar Cost Averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Subaccounts, the performance of each Subaccount may cause a shift in the percentage you allocated to each Subaccount. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Subaccount and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Subaccounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Subaccounts. You want 40% to be in the LSA Growth Equity Variable Subaccount and 60% to be in the LSA Balanced Variable Subaccount. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the LSA Growth Equity Variable Subaccount now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the LSA Growth Equity Variable Subaccount and use the money to buy more units in the LSA Balanced Variable Subaccount so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We will automatically terminate this program if you request any transfer outside the Automatic Portfolio Rebalancing Program. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Subaccounts (1.50% if you select the Enhanced Death Benefit Rider; 1.45% if you select the Income Benefit Rider; and 1.70% if you select both the Enhanced Death Benefit Rider and the Income Benefit Rider), and an additional charge ranging from 0.15% to 0.35% for the Enhanced Earnings Death Benefit described below.

The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Enhanced Death Benefit Rider, the Income Benefit Rider and the Enhanced Earnings Death Benefit Rider compensate us for the additional risk that we accept by providing these Riders.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. After the Payout Start Date, mortality and expense risk charges for the Enhanced Death Benefit, the Income Benefit, and the Enhanced Earnings Death Benefit will cease.


ENHANCED EARNINGS DEATH BENEFIT RIDER CHARGE
If you elect the Enhanced Earnings Death Benefit Rider, we will increase the Mortality and Expense charge during the Accumulation Phase by the annual rates shown below based on the oldest Contract Owner's age on the Rider Date.


                                  24 PROSPECTUS

     AGE             ANNUAL CHARGE
--------------  ---------------------
     0-55                0.15%
    56-65                0.25%
    66-75
                         0.35%




ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Subaccounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge up to 0.50% of the transfer amount, but not less than $25, per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 8% of the purchase payment(s) you withdraw. The charge declines to 0% over an 8 year period that begins on the day we receive your payment. A schedule showing how the charge declines is shown on page 8. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge penalty in effect on the following day, whichever is lower. Any Purchase Payments older than 8 years old, which have not been previously withdrawn, may be withdrawn without paying the withdrawal charge. During each Contract year, you can also withdraw the greater of earnings not previously withdrawn or 15% of your New Purchase Payments without paying the charge. New Purchase Payments are Purchase Payments received by us less than 8 years prior to withdrawal. Unused portions of this "FREE WITHDRAWAL AMOUNT" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of calculating the withdrawal charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - The amount of Contract Value in excess of all purchase payments that have not previously been withdrawn;

SECOND. Old Purchase Payments - Purchase payments received by us more than eight years prior to the date of withdrawal which have not been previously withdrawn;

THIRD. New Purchase Payments that are not subject to a withdrawal charge; and

FOURTH. New Purchase Payments that are subject to a withdrawal charge.

For federal income tax purposes, withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. Free withdrawal amounts are not cumulative.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you terminate income payments to be received for a specified period);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER.We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. You or the Annuitant, if the Contract Owner is not a living person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. You request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. A physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is


                                  25 PROSPECTUS
the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you or the Annuitant (if the Contract Owner is not a living person) are first diagnosed with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date;

2. you or the Annuitant, if the Contract Owner is not a living person, receive unemployment compensation as defined in the Contract for at least 30 days as a result of that unemployment; and

3. you or the Annuitant, if the Contract Owner is not a living person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge or a Market Value Adjustment because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Subaccounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 9. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any Market Value Adjustment less any withdrawal charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the Variable Subaccounts according to the value of your investments therein.


                                  26 PROSPECTUS

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire investment in a Variable Subaccount.

If you request a total withdrawal, we may require you to return your Contract to us. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59/1/2/, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract is a non-qualified contract or IRA, you may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. Systematic withdrawals will be deducted from the Variable Subaccounts and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account Options, on a pro rata basis. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Subaccounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. For income tax purposes, withdrawals are generally made from earnings first. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract Value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


                                  27 PROSPECTUS

CONTRACT LOANS FOR 401(A) AND 403(B) CONTRACTS
--------------------------------------------------------------------------------

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Internal Revenue Code, or a Contract purchased by a defined contribution plan qualified under Section 401(a) of the Internal Revenue Code (a "401 Plan"), and issued under our prototype plan document. If the Contract is owned by a 401 plan that is not issued under our prototype, you should contact the plan trustee to determine the availability of loans under the 401 plan. Such loans are not available in Vermont. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA plans and 401 plans is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the LOAN ACCOUNT as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Subaccounts or Fixed Account as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from the Variable Account in proportion to the assets in each Subaccount. If your loan amount is greater than your Contract Value in the Subaccounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Subaccounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Subaccounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

  (1) the Death Benefit;

  (2) full withdrawal proceeds;

  (3) the amount available for partial withdrawal;

  (4) the amount applied on the Payout Start Date to provide income payments;
  and

  (5) the Income Base applied on the Payout Start Date to provide income payments under the Income Benefit Rider.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Subaccount(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed


                                  28 PROSPECTUS

Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Subaccount.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty, and be subject to mandatory 20% federal withholding. Until we are permitted by law to foreclose on a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. You may elect to receive guaranteed payments for periods ranging from 5 to 30 years. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Subaccount assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on


                                  29 PROSPECTUS
the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the income payments at any time and withdraw their value, subject to withdrawal charges. For Variable Amount income Payments, the value you may withdraw is equal to the present value of the Variable Amount Income Payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For Fixed Amount Income Payments, the value you may withdraw is equal to the present value of the Fixed Amount Income Payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your withdrawal request to determine income payments for a new Income Plan with a payment period equal to the remaining payment period of the income payments being terminated. The value you may withdraw may be higher or lower than it would have been using the interest rate that was initially used to calculate your Fixed Account Income Payments and your total payments (withdrawal amount plus income payments already received) may be more or less than the amount applied to your Income Plan. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Subaccounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $50, and state law permits, we may:

.. pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

.. reduce the frequency of your payments so that each payment will be at least
  $50.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Subaccounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Subaccounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME BENEFIT RIDER
For Contract Owners and Annuitants up to and including age 75. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). This Rider does not affect the amounts paid as a death benefit, partial withdrawal or surrender. The Rider is optional, has additional charges and may not be available in all states.


                                  30 PROSPECTUS

QUALIFICATIONS. To qualify for the income benefit payments under this Rider, you must meet the following requirements as of the Payout Start Date:

.. You must elect a Payout Start Date that is on or after the 10th anniversary of the Rider Date;

.. The Payout Start Date must be prior to the oldest Annuitant's 90th birthday;

.. The payout Start Date must occur during the 30 day period following a Contract
  Anniversary;

.. You must elect to receive fixed income payments, which will be calculated using the guaranteed payout rates listed in your Contract; and

.. The Income Plan you selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

  . 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date, or

  . 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date.

.. Of course, if your Contract Value, applied to the then current payout rates offered by Lincoln Benefit, generates higher income payments than those provided under the Income Benefit Rider, you will receive the higher payment amount. You may also elect to apply your Contract Value to any other income plan that we offer at that time.

The Income Benefit Rider will no longer be in effect and the mortality and expense charge for the Rider will end upon the change of the named Annuitant for reasons other than death. We may discontinue offering these options at any time.


INCOME BASE
The Income Base is used solely for the purpose of calculating the GUARANTEED INCOME BENEFIT under this Rider ("Guaranteed Income Benefit") and does not provide a Contract Value or guarantee performance of any investment option.

On the date we issue the Rider ("Rider Date"), the Income Base is equal to the Contract Value. After the Rider Date, the Income Base plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawal will accumulate daily at a rate equivalent to 5% per year until the earlier of the Payout Start Date, or the first day of the month after the oldest Contract Owner's (or Annuitant's, if the Contract Owner is not a living person) 85th birthday. The maximum Income Base is 200% of:

.. the Contract Value on the Rider Date; plus

.. any subsequent purchase payments; less

.. any subsequent withdrawal adjustments.


WITHDRAWAL ADJUSTMENT
The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) = the withdrawal amount

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the most recently calculated Income Base

The Guaranteed Income Benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

On the Payout Start Date, the income payment will be the greater of the guaranteed Income Benefit or the Income Payment provided in the Payout Phase section.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                  31 PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------


WE WILL PAY A DEATH BENEFIT PRIOR TO THE PAYOUT START DATE ON:
1. the death of any Contract Owner or,

2. the death of the Annuitant, if the Contract Owner is not a living person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiaries). If the Contract Owner is not a living person, in the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete claim for payment of the Death Benefit. We will accept the following documentation as "Due Proof of Death":

.. a certified copy of a death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

Your beneficiary should submit a complete claim for payment of the Death Benefit within 180 days of the relevant death in order to claim the standard or enhanced Death Benefit. If your beneficiary does not submit a complete claim for payment of the Death Benefit within 180 days of the relevant death, the beneficiary will be paid the Contract Value which may be adjusted as described in "Death Benefit Payments" on page 34. You may specify that the death benefit be paid under a specific Income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the Death Benefit within 180 days of the date of death, the standard Death Benefit is equal to the greatest of:

.. the sum of all Purchase Payments reduced by withdrawal adjustments. The withdrawal adjustment for Purchase Payments is equal to (a) divided by (b), with the result multiplied by (c) where:

  (a) is the withdrawal amount;

  (b) is the Contract Value immediately prior to the withdrawal; and

  (c) is the sum of all prior purchase payments adjusted by any prior withdrawals; or

  .  the Contract Value on the date we determine the Death Benefit, or

  . the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value, i.e., the Contract Value adjusted by any market value adjustment, less any applicable withdrawal charge or premium tax) on the date we determine the Death Benefit, or

  . the Contract Value on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the Death Benefit, increased by any purchase payment made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals since that Death Benefit Anniversary.

In other words, for each Death Benefit Anniversary that occurs prior to the date we determine the Death Benefit, we will calculate an amount equal to the Contract Value on that Death Benefit Anniversary, plus any purchase payments made since that Death Benefit Anniversary, and minus an adjustment for any withdrawals made since that Death Benefit Anniversary. (The calculation of the withdrawal adjustment is described on page 33.) If there are multiple Death Benefit Anniversaries, we will make multiple calculations. The highest result will be compared to the other three values listed above in order to determine the Death Benefit.

"Death Benefit Anniversaries" occur every 7th Contract anniversary until the oldest Contract Owner's 80th birthday, or the Annuitant's 80th birthday if the Contract Owner is not a living person. The Contract Anniversary immediately following the oldest Contract Owner's 80th birthday, or the Annuitant's 80th birthday if the Contract Owner is not a living person, will also be a Death Benefit Anniversary and is the final Death Benefit Anniversary.

The Death Benefit Anniversary withdrawal adjustment is equal to (a) divided by
(b), with the result multiplied by (c), where:

  (a) is the withdrawal amount;

  (b) is the Contract Value immediately prior to the withdrawal; and

  (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will determine the value of the Death Benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


                                  32 PROSPECTUS

ENHANCED DEATH BENEFIT RIDER
The Enhanced Death Benefit Rider is an optional benefit that you may elect if the Contract Owners and Annuitants are not older than age 80 on the date we receive the application, or the date we receive the written request to add this Rider, whichever is later. If the Contract Owner is a living individual, the Enhanced Death Benefit applies only upon the death of the Contract Owner. If the Contract Owner is not a living individual, the Enhanced Death Benefit applies only upon the death of the Annuitant. For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of the standard death benefit above, or the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit A or B may not be available in all states. This rider will automatically terminate on the Payout Start Date.

The Enhanced Death Benefit will never be greater than the maximum death benefit allowed by any state nonforfeiture laws that govern the Contract. The Enhanced Death Benefit Rider and the mortality and expense charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract Owner is not a living person) for reasons other than death.

ENHANCED DEATH BENEFIT A. On the date we issue the Rider ("RIDER DATE"), Enhanced Death Benefit A is equal to the Contract Value on that date. After the Rider Date, Enhanced Death Benefit A is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. The "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by a withdrawal adjustment, as described below, for any partial withdrawals since that Anniversary.

We will calculate Anniversary Values for each Contract Anniversary up until the earlier of:

.. the date we determine the death benefit; or

.. the first Contract Anniversary following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

    (a) = is the withdrawal amount,

    (b) = is the Contract Value immediately prior to the withdrawal, and

    (c) = the most recently calculated Enhanced Death Benefit A.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B on the Rider Date is equal to the Contract Value on that date. After the Rider Date, the Enhanced Death Benefit B, plus any subsequent purchase payments and less a withdrawal adjustment, as described below, will accumulate daily at a rate equivalent to 5% per year until the earlier of:

.. the date we determine the death benefit; or

.. the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living person, the Annuitant's 80th birthday, or the first day of the 61st month following the Rider Date, whichever is later.

After age 80, or the first day of the 61st month following the Rider Date, whichever is later, we will recalculate the Enhanced Death Benefit B only for purchase payments and withdrawals. The maximum amount of Enhanced Death Benefit B is 200% of:

.. the Contract Value on the Rider Date; plus

.. any subsequent purchase payments; less

.. any subsequent withdrawal adjustments.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

         (a) = the withdrawal amount,

         (b) = is the Contract Value immediately prior to the withdrawal, and

         (c) = is the most recently calculated Enhanced Death Benefit B.


ENHANCED EARNINGS DEATH BENEFIT RIDER
For Contract Owners and Annuitants up to and including age 75, the Enhanced Earnings Death Benefit Rider is an optional benefit that you may elect.

If the Contract Owner is a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Contract Owner. If the Contract Owner is not a living person, the Enhanced Earnings Death Benefit Rider applies only upon the death of the Annuitant. The Enhanced Earnings Death Benefit Rider and the annual charge for the Rider will terminate upon the change of Contract Owner (or the Annuitant if the Contract Owner is not a living person) for reasons other than death. The Rider may not be available in all states. We may discontinue the offering of the Rider at any time. This rider will automatically terminate on the Payout Start Date.

Under the Enhanced Earnings Death Benefit Rider, the Enhanced Earnings Death Benefit is determined as follows:

If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is age 55 or younger on the date we receive the completed application, or we receive written request to add this


                                  33 PROSPECTUS
rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. the lesser of 100% of IN-FORCE PREMIUM (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 50% of In-Force Earnings, calculated as of the date we receive due proof of death.

If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is between the ages of 56 and 65 on the date we receive the completed application or the date we receive the written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. the lesser of 80% of the In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 40% of In-Force Earning, calculated as of the date we receive due proof of death.

If the oldest Contract Owner, or the Annuitant if the Contract Owner is not a living person, is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this rider, whichever is later, the Enhanced Earnings Death Benefit will be:

.. the lesser of 50% of In-Force Premium (excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the death of the Contract Owner, or the Annuitant if the Contract Owner is not a living person) or 25% of In-Force Earnings, calculated as of the date we receive due proof of death.

For purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

.. In-Force Earnings is the greater of (a) the current Contract Value less the In-Force Premium; or (b) zero.

.. In-Force Premiums are defined as follows:

  . If the Rider Date is the same as the Issue Date of the Contract:

  . The sum of all the purchase payments less the sum of all the Excess-of-Earnings Withdrawals.

.. If the Rider Date is later than the Contract issue date:

  . The Contract Value as of Rider Date plus all the purchase payments made after the Rider Date less the sum of all the Excess-of-Earnings Withdrawals after the Rider Date Excess-of-Earnings Withdrawals are defined as follows:

  . For each withdrawal, this amount is equal to the amount, if any, by which the withdrawal exceeds the In-Force Earnings immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Rider as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Rider may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your financial advisor can help you decide if the Enhanced Earnings Death Benefit Rider is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Rider, see Appendix C.


DEATH BENEFIT PAYMENTS
1. If the sole new Contract Owner is your spouse:

  (a) Your spouse may elect, within 180 days of the date of your death, to receive the Death Benefit described above in a lump sum.

  (b) Your spouse may elect, within 180 days of the date of your death, to receive an amount equal to the Death Benefit paid out through an Income Plan. Payments from the Income Plan must begin within one year of your date of death. The payments must be:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

If your spouse chooses to continue the Contract or, does not elect one of the options above within 180 days of your death, the Contract will continue in the Accumulation Phase as if no death has occurred. If the Contract continues in the Accumulation Phase, the following conditions apply:

  (a) On the date the Contract is continued, the Contract Value will be the Death Benefit as determined as of the Valuation Date on which we received due proof of death (the next Valuation Date, if we receive due proof of death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Benefit amount over the Contract Value will be allocated to the Subaccounts. This excess will be allocated in proportion to your Contract Value in those Subaccounts as of the end of the Valuation Period during which we receive the complete request for payment of the


                                  34 PROSPECTUS

Death Benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Subaccount. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfers without incurring a transfer fee:

  (i) transfer all or a portion of the excess among the Subaccounts;

  (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  (iii) transfer all or a portion of the excess into a combination of Subaccounts, or the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract. The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge or Market Value Adjustment.

After the Contract is continued, prior to the Payout Start Date, the Death Benefit of the continued Contract will be the greatest of:

  (a) the sum of all purchase payments reduced by any withdrawal adjustments; or

  (b) the Contract Value on the date we determine the Death Benefit; or

  (c) the Settlement Value on the date we determine the Death Benefit; or

  (d) the Contract Value on each Death Benefit Anniversary prior to the date we determine the Death Benefit, increased by any Purchase Payments made since that Death Benefit Anniversary and reduced by an adjustment for any withdrawals, as defined in the Death Benefit provision.

Please see DEATH BENEFIT AMOUNT on page 32 for a detailed explanation of how these amounts are calculated.

Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a living person, the new Contract Owner has the following options:

  (a) The new Contract Owner may elect, within 180 days of the date of your death, to receive the Death Benefit in a lump sum.

  (b) The new Contract Owner may elect, within 180 days of the date of your death, to receive an amount equal to the Death Benefit paid out through an Income Plan. Payments from the annuity option must begin within one year of your date of death. The Payments must be:

  (i) over the life of the new Contract Owner, or for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner; or

  (ii) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

  (c) If the New Owner does not elect one of the options above within 180 days of death, then the New Owner must receive the Contract Value payable within 5 years of your date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received a complete request for settlement, which includes Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 p.m. Central Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the New Owner may exercise all rights as set forth in the TRANSFERS section during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

If the New Owner dies prior to receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

3. If the new Contract Owner is a non-Living Person, the new Contract Owner has the following options:

  (a) The non-living Contract Owner may elect, within 180 days of your death, to receive the Death Benefit in a lump sum.

  (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 pm Central
Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the New Owner may exercise all rights as set forth in the Transfers provision during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.


                                  35 PROSPECTUS

We reserve the right to offer additional options upon Death of Owner. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner.

If any new Contract Owner is not a Living Person, all new Contract Owners will be considered to be non-Living Persons for the above purposes.

We reserve the right to waive or extend the 180-day limit on a non-discriminatory basis.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the following options:

1. If the Contract Owner is a Living Person, the Contract will continue with a new Annuitant as described on page 12.

2. If the Contract Owner is not a Living Person:

  (a) The non-living Contract Owner may elect, within 180 days of the Annuitant's date of death, to receive the Death Benefit in a lump sum; or

  (b) If the Contract Owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this option, if the Settlement Value is greater than the Contract Value as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00 pm Central Time), we will allocate the excess to the Variable Subaccount selected by the New Owner. In the absence of instructions, we will allocate that amount to the Money Market Variable Subaccount. Until the Contract Value is withdrawn, it will vary in accordance with the investment options selected by the New Owner, and the Contract Owner may then exercise all rights as set forth in the TRANSFERS section during this 5-year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

If the non-living Contract Owner does not make one of the above described elections, the Settlement Value must be withdrawn by a non-living Contract Owner on or before the mandatory distribution date 5 years after the Annuitant's death.

We reserve the right to waive or extend the 180-day limit on a non-discriminatory basis.


MORE INFORMATION
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY.
Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska, 68506-4142. Lincoln Benefit is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life" or "ALIC"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("AIC"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation ("Allstate").

 We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We intend to market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account Under our reinsurance agreements with Allstate Life, substantially all contract related transactions are transferred to Allstate Life. Through our reinsurance agreements with Allstate Life, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. These assets represent our general account and are invested and managed by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

 Under the Company's reinsurance agreements with ALIC, the Company reinsures all reserve liabilities with ALIC except for variable contracts. The Company's variable contract assets and liabilities are held in legally-segregated, unitized Variable Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to ALIC.

 Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial strength. The ratings are not intended to reflect the financial strength or investment experience of the Variable Account. We may from time to time advertise these ratings in our sales literature.


                                  36 PROSPECTUS

THE VARIABLE ACCOUNT
Lincoln Benefit established the Lincoln Benefit Life Variable Annuity Account in 1992. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Nebraska law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account consists of Variable Subaccounts. Each Variable Subaccount invests in a corresponding Portfolio. We may add new Variable Subaccounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other Variable Subaccounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Subaccounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Subaccount by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Subaccount by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Subaccounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 7.5% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1.5% of Purchase Payments and other cash bonuses to broker-dealers who maintain certain sales volume levels.


                                  37 PROSPECTUS

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit. Legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of Jorden Burt LLP, 1025 Thomas Jefferson St. N.W., East Lobby-Suite 400, Washington, D.C. 20007-0805.


                                  38 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE
COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                  39 PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln

Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                  40 PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;


                                  41 PROSPECTUS

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and


                                  42 PROSPECTUS

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.



SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.



INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:


.. required minimum distributions, or,


.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.


For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)


Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract



                                  43 PROSPECTUS
in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:


1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and


4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:


  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:


.. attains age 59 1/2,


.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


                                  44 PROSPECTUS

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Lincoln Benefit's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. the address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

 If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Lincoln Benefit Life Company, 2940 South 84th Street, Lincoln, Nebraska, 68516 or 800-865-5237.




PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Subaccounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Subaccount after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Subaccount over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Subaccounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Subaccounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.












                                  45 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

The Accumulation Unit Value is a unit of measure used to calculate the value of a Contract Owner's interest in a Variable Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge. The beginning value for 2001 reflects the Accumulation Unit Value as of August 10, 2001, the effective date of the Registration Statement for this Contract. We maintain different Accumulation Unit Values for Base Contracts with different combinations of optional riders because the charges deducted from the Subaccounts are different. This Appendix includes Accumulation Unit Values reflecting the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all the other available combinations of optional riders. A brief explanation of how performance of the Subaccounts is calculated may also be found in the Statement of Additional Information. Please contact us at 1-800-865-5237 to obtain a copy of the Statement of Additional Information.


BASE POLICY WITH NO OPTIONAL RIDERS

                        Year ending December 31, 2001  Year ending December 31, 2002
FUND(1)
-------------------------------------------------------------------------------------------
AIM Dent Demographics
Trends Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.77
 Accumulation Unit
 Value Ending                     $   9.77                       $   6.537
 Number of Units
 Outstanding at End of               6,717                          37,747
 Year
-------------------------------------------------------------------------------------------
Fidelity Equity-Income
Portfolio -- Service
Class 2
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.63
 Accumulation Unit
 Value Ending                     $   9.63                       $   7.873
 Number of Units
 Outstanding at End of               7,233                         176,376
 Year
-------------------------------------------------------------------------------------------
Fidelity Investment
Grade Bond Portfolio
-- Service Class 2
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.15
 Accumulation Unit
 Value Ending                     $  10.15                       $  11.021
 Number of Units
 Outstanding at End of              10,192                         204,156
 Year
-------------------------------------------------------------------------------------------
Fidelity Overseas
Portfolio -- Service
Class 2
 Accumulation Unit
 Value Beginning                  $  10.00                           $9.35
 Accumulation Unit
 Value Ending                     $   9.35                       $   7.339
 Number of Units
 Outstanding at End of                 110                           2,203
 Year
-------------------------------------------------------------------------------------------
Janus International
Value Portfolio:
Service Shares
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.69
 Accumulation Unit
 Value Ending                     $  10.69                       $   9.136
 Number of Units
 Outstanding at End of                 391                          14,107
 Year
-------------------------------------------------------------------------------------------
Janus Worldwide Growth
Portfolio: Service
Shares
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.63
 Accumulation Unit
 Value Ending                     $   9.63                       $   7.060
 Number of Units
 Outstanding at End of               3,165                          97,061
 Year
-------------------------------------------------------------------------------------------
Lazard Emerging
Markets Portfolio
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.92
 Accumulation Unit
 Value Ending                     $   9.92                       $   9.639
 Number of Units
 Outstanding at End of                   0                           4,579
 Year
-------------------------------------------------------------------------------------------
LSA Aggressive Growth
Fund
 AAccumulation Unit
 Value Beginning                  $  10.00                       $    9.41
 Accumulation Unit
 Value Ending                     $   9.41                       $   6.348
 Number of Units
 Outstanding at End of                 649                          22,935
 Year
-------------------------------------------------------------------------------------------
LSA Balanced Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.64
 Accumulation Unit
 Value Ending                     $   9.64                       $   7.768
 Number of Units
 Outstanding at End of              18,088                         152,064
 Year
-------------------------------------------------------------------------------------------
LSA Basic Value Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.60
 Accumulation Unit
 Value Ending                     $   9.60                       $   7.416
 Number of Units
 Outstanding at End of              13,440                         193,154
 Year
-------------------------------------------------------------------------------------------
LSA Blue Chip Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.76
 Accumulation Unit
 Value Ending                     $   9.76                       $   7.103
 Number of Units
 Outstanding at End of               3,387                          91,543
 Year
-------------------------------------------------------------------------------------------
LSA Capital
Appreciation Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.03
 Accumulation Unit
 Value Ending                     $  10.03                       $   7.059
 Number of Units
 Outstanding at End of               2,459                          53,255
 Year
-------------------------------------------------------------------------------------------
LSA Disciplined Equity
Fund (2)
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.59
 Accumulation Unit
 Value Ending                     $   9.59                       $   7.073
 Number of Units
 Outstanding at End of               1,065                          64,810
 Year
-------------------------------------------------------------------------------------------
LSA Diversified Mid
Cap Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.00
 Accumulation Unit
 Value Ending                     $  10.00                       $   7.962
 Number of Units
 Outstanding at End of               9,409                          97,423
 Year
-------------------------------------------------------------------------------------------
LSA Emerging Growth
Equity Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.06
 Accumulation Unit
 Value Ending                     $  10.06                       $   5.768
 Number of Units
 Outstanding at End of                 352                          17,828
 Year
-------------------------------------------------------------------------------------------
LSA Equity Growth Fund
(2) (3)
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.97
 Accumulation Unit
 Value Ending                     $   9.97                       $   6.901
 Number of Units
 Outstanding at End of               1,703                          27,593
 Year
-------------------------------------------------------------------------------------------
LSA Capital Growth
Fund (3)
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.68
 Accumulation Unit
 Value Ending                     $   9.68                       $   7.225
 Number of Units
 Outstanding at End of                 856                          31,959
 Year
-------------------------------------------------------------------------------------------
LSA Mid Cap Value Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.66
 Accumulation Unit
 Value Ending                     $  10.66                       $   9.731
 Number of Units
 Outstanding at End of               7,420                          82,491
 Year
-------------------------------------------------------------------------------------------
LSA Value Equity Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.62
 Accumulation Unit
 Value Ending                     $   9.62                       $   7.389
 Number of Units
 Outstanding at End of               2,032                          38,421
 Year
-------------------------------------------------------------------------------------------
MFS New Discovery
Series --Service Class
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.35
 Accumulation Unit
 Value Ending                     $  10.35                       $   6.963
 Number of Units
 Outstanding at End of               1,040                          63,132
 Year
-------------------------------------------------------------------------------------------
MFS Utilities Series
--Service Class
 Accumulation Unit
 Value Beginning                  $  10.00                       $    8.96
 Accumulation Unit
 Value Ending                     $   8.96                       $   6.813
 Number of Units
 Outstanding at End of              12,557                          38,681
 Year
-------------------------------------------------------------------------------------------
PEA Science and
Technology Portfolio
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.59
 Accumulation Unit
 Value Ending                     $   9.59                       $   4.768
 Number of Units
 Outstanding at End of                 906                          18,884
 Year
-------------------------------------------------------------------------------------------
OpCap SmallCap
Portfolio
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.09
 Accumulation Unit
 Value Ending                     $  10.09                       $   7.802
 Number of Units
 Outstanding at End of                 536                          34,675
 Year
-------------------------------------------------------------------------------------------
Oppenheimer
International Growth
-- Service Class
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.11
 Accumulation Unit
 Value Ending                     $   9.11                       $   6.781
 Number of Units
 Outstanding at End of               1,054                          23,843
 Year
-------------------------------------------------------------------------------------------
Oppenheimer Main
Street Small Cap
Fund/VA -- Service
Class
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.30
 Accumulation Unit
 Value Ending                     $  10.30                       $   8.545
 Number of Units
 Outstanding at End of               2,185                          52,157
 Year
-------------------------------------------------------------------------------------------
PIMCO Foreign Bond
Portfolio
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.12
 Accumulation Unit
 Value Ending                     $  10.12                       $  10.806
 Number of Units
 Outstanding at End of                 575                          49,021
 Year
-------------------------------------------------------------------------------------------
PIMCO Money Market
Portfolio
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.04
 Accumulation Unit
 Value Ending                     $  10.04                       $  10.048
 Number of Units
 Outstanding at End of              23,597                         289,545
 Year
-------------------------------------------------------------------------------------------
PIMCO Total Return
Portfolio
 Accumulation Unit
 Value Beginning                  $  10.00                       $   10.15
 Accumulation Unit
 Value Ending                     $  10.15                       $  10.919
 Number of Units
 Outstanding at End of              22,113                        370.,770
 Year
-------------------------------------------------------------------------------------------
Putnam High Yield Fund
-- Class IB
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.89
 Accumulation Unit
 Value Ending                     $   9.89                       $   9.683
 Number of Units
 Outstanding at End of               4,328                          49,831
 Year
-------------------------------------------------------------------------------------------
Putnam International
Growth and Income Fund
-- Class IB
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.44
 Accumulation Unit
 Value Ending                     $   9.44                       $   8.034
 Number of Units
 Outstanding at End of                 935                          19,992
 Year
-------------------------------------------------------------------------------------------
Rydex OTC Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.80
 Accumulation Unit
 Value Ending                     $   9.80                       $   5.913
 Number of Units
 Outstanding at End of                 577                          23,308
 Year
-------------------------------------------------------------------------------------------
Salomon Brothers
Variable All Cap Fund
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.68
 Accumulation Unit
 Value Ending                     $   9.68                       $   7.159
 Number of Units
 Outstanding at End of               1,864                         101,018
 Year
-------------------------------------------------------------------------------------------
Van Kampen UIF High
Yield Portfolio
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.49
 Accumulation Unit
 Value Ending                     $   9.49                       $   8.683
 Number of Units
 Outstanding at End of               7,458                          45,587
 Year
-------------------------------------------------------------------------------------------
Van Kampen LIT Growth
& Income Portfolio,
Class II
 Accumulation Unit
 Value Beginning                  $  10.00                       $    9.64
 Accumulation Unit
 Value Ending                     $   9.64                       $   8.108
 Number of Units
 Outstanding at End of               8,115                         139,022
 Year
-------------------------------------------------------------------------------------------





                                  46 PROSPECTUS

(1) Information is not shown for:

    Alger American Growth Portfolio - Class S

    Fidelity VIP Growth Portfolio - Service Class 2

    PIMCO Real Return Portfolio - Administrative Shares

    Rydex Sector Rotation Fund

    Scudder VIT EAFE Equity Index Fund - Class B

    Scudder VIT Equity 500 Index Fund - Class B

    Scudder VIT Small Cap Index Fund - Class B

    Van Kampen UIF U.S. Real Estate Portfolio, Class II

because they were first offered with the Contract on May 1, 2003.


                                  48 PROSPECTUS

(2) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Subaccount merged into the LSA Focused Equity Variable Subaccount.

(3) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Subaccounts that invest in those Funds.


BASE POLICY WITH ENHANCED DEATH BENEFIT RIDER, INCOME BENEFIT RIDER AND ENHANCED EARNINGS DEATH BENEFIT RIDER (66-75)

                         Year ending December 31,    Year ending December 31,
                                   2001                        2002
FUND(1)
-------------------------------------------------------------------------------
AIM Dent Demographics
Trends Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.74
 Accumulation Unit
 Value Ending                     $ 9.74                      $ 6.464
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Fidelity Equity-Income
Portfolio -- Service
Class 2
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.60
 Accumulation Unit
 Value Ending                     $ 9.60                      $ 7.786
 Number of Units
 Outstanding at End of                 0                        4,628
 Year
-------------------------------------------------------------------------------
Fidelity Investment
Grade Bond Portfolio --
Service Class 2
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.12
 Accumulation Unit
 Value Ending                     $10.12                      $10.898
 Number of Units
 Outstanding at End of                 0                        2,777
 Year
-------------------------------------------------------------------------------
Fidelity Overseas
Portfolio -- Service
Class 2
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.32
 Accumulation Unit
 Value Ending                     $ 9.32                      $ 7.257
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Janus International
Value Portfolio:
Service Shares
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.66
 Accumulation Unit
 Value Ending                     $10.66                      $ 9.034
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Janus Worldwide Growth
Portfolio: Service
Shares
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.60
 Accumulation Unit
 Value Ending                     $ 9.60                      $ 6.982
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Lazard Emerging Markets
Portfolio
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.89
 Accumulation Unit
 Value Ending                     $ 9.89                      $ 9.532
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Aggressive Growth
Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.38
 Accumulation Unit
 Value Ending                     $ 9.38                      $ 6.277
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Balanced Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.61
 Accumulation Unit
 Value Ending                     $ 9.61                      $ 7.681
 Number of Units
 Outstanding at End of                 0                          790
 Year
-------------------------------------------------------------------------------
LSA Basic Value Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.57
 Accumulation Unit
 Value Ending                     $ 9.57                      $ 7.333
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Blue Chip Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.73
 Accumulation Unit
 Value Ending                     $ 9.73                      $ 7.024
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Capital
Appreciation Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.00
 Accumulation Unit
 Value Ending                     $10.00                      $ 6.980
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Disciplined Equity
Fund (2)
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.56
 Accumulation Unit
 Value Ending                     $ 9.56                      $ 6.961
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Diversified Mid Cap
Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.96
 Accumulation Unit
 Value Ending                     $ 9.96                      $ 7.866
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Emerging Growth
Equity Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.03
 Accumulation Unit
 Value Ending                     $10.03                      $ 5.704
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Equity Growth Fund
(2) (3)
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.94
 Accumulation Unit
 Value Ending                     $ 9.94                      $ 6.824
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Capital Growth Fund
(3)
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.66
 Accumulation Unit
 Value Ending                     $ 9.66                      $ 7.142
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Mid Cap Value Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.63
 Accumulation Unit
 Value Ending                     $10.63                      $ 9.602
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
LSA Value Equity Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.59
 Accumulation Unit
 Value Ending                     $ 9.59                      $ 7.306
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
MFS New Discovery
Series --Service Class
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.32
 Accumulation Unit
 Value Ending                     $10.32                      $ 6.886
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
MFS Utilities Series
--Service Class
 Accumulation Unit
 Value Beginning                  $10.00                      $  8.93
 Accumulation Unit
 Value Ending                     $ 8.93                      $ 6.737
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
The UIF High Yield
Portfolio
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.46
 Accumulation Unit
 Value Ending                     $ 9.46                      $ 8.556
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
PEA Science and
Technology Portfolio
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.56
 Accumulation Unit
 Value Ending                     $ 9.56                      $ 4.715
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
OpCap SmallCap
Portfolio
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.06
 Accumulation Unit
 Value Ending                     $10.06                      $ 7.715
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Oppenheimer
International Growth --
Service Class
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.08
 Accumulation Unit
 Value Ending                     $ 9.08                      $ 6.705
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Oppenheimer Main Street
Small Cap Fund/VA --
Service Class
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.27
 Accumulation Unit
 Value Ending                     $10.27                      $ 8.450
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
PIMCO Foreign Bond
Portfolio
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.09
 Accumulation Unit
 Value Ending                     $10.09                      $10.686
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
PIMCO Money Market
Portfolio
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.01
 Accumulation Unit
 Value Ending                     $10.01                      $ 9.936
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
PIMCO Total Return
Portfolio
 Accumulation Unit
 Value Beginning                  $10.00                      $ 10.12
 Accumulation Unit
 Value Ending                     $10.12                      $10.797
 Number of Units
 Outstanding at End of                 0                        2,792
 Year
-------------------------------------------------------------------------------
Putnam High Yield Fund
-- Class IB
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.86
 Accumulation Unit
 Value Ending                     $ 9.86                      $ 9.576
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Putnam International
Growth and Income Fund
-- Class IB
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.42
 Accumulation Unit
 Value Ending                     $ 9.42                      $ 7.944
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Rydex OTC Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.77
 Accumulation Unit
 Value Ending                     $ 9.77                      $ 5.847
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Salomon Brothers
Variable All Cap Fund
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.65
 Accumulation Unit
 Value Ending                     $ 9.65                      $ 7.079
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------
Van Kampen LIT Growth &
Income Portfolio, Class
II
 Accumulation Unit
 Value Beginning                  $10.00                      $  9.61
 Accumulation Unit
 Value Ending                     $ 9.61                      $ 8.017
 Number of Units
 Outstanding at End of                 0                            0
 Year
-------------------------------------------------------------------------------





                                  49 PROSPECTUS

(1) Information is not shown for:

    Alger American Growth Portfolio - Class S

    Fidelity VIP Growth Portfolio - Service Class 2

    PIMCO Real Return Portfolio - Administrative Shares

    Rydex Sector Rotation Fund

    Scudder VIT EAFE Equity Index Fund - Class B

    Scudder VIT Equity 500 Index Fund - Class B

    Scudder VIT Small Cap Index Fund - Class B

    Van Kampen UIF U.S. Real Estate Portfolio, Class II

because they were first offered with the Contract on May 1, 2003.

(2) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Subaccount merged into the LSA Focused Equity Variable Subaccount.

(3) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Subaccounts that invest in those Funds.


                                  51 PROSPECTUS

APPENDIX B
MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:


 I       =    the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the establishment of the Guarantee Period;
 N       =    the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the
              Payout State Date to the end of the Guarantee Period.



Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                             .9 X [I-(J +.0025)] X N



To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as a death benefit, or applied to an Income Plan from a Guarantee Period at any time other than during the 30-day period after such Guarantee Period expires.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:       $10,000 allocated to a Guarantee Period
Guarantee Period:       5 years
Interest Rate:          4.50%
Full Withdrawal:        End of Contract Year 3
I (5-Year Treasury
Rate):                   4.50%


NOTE: These examples assume that premium taxes are not applicable and that previous withdrawals have not been taken.


                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract       = $10,000.00 X (1.045)/3/=   11,411.66
 Value at End of Contract Year
 3:
Step 2: Calculate the Free       =.15 X (  $10,000.00) =   $1,500.00 (GREATER
 Withdrawal Amount:              THAN   $1,411.66 EARNINGS IN THE CONTRACT)
Step 3: Calculate the
 Withdrawal Charge:
Under the Contract, earnings are deemed to be withdrawn before Purchase
Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the
interest credited or 88.34 (1,500.00 -   1,411.66)
Therefore, the Withdrawal
Charge would be                  =.07 X (  $10,000 -   $88.34) =   $693.82
Step 4: Calculate the Market     I   =   4.50%
 Value Adjustment:               J   =   4.20% (5-Year Treasury Rate at time of
                                   withdrawal)
                                          730 DAYS
                                 N =   --------   =   2
                                          365 DAYS
                                 Market Value Adjustment Factor:.9 X [I - (J
                                  +.0025)] X N
                                 =.9 X [.045 - (.042 +.0025)] X 2 =.0009
                                 Market Value Adjustment = Market Value
                                  Adjustment Factor X Amount
                                 Subject To Market Value Adjustment:
                                 =.0009 X   $11,411.66 =   $10.27
Step 5: Calculate the amount      =   $11,411.66 -   $693.82 +  $ 10.27 =
received by Contract Owner as a $10,728.11 result of full withdrawal at the end of Contract Year 3:







                                  52 PROSPECTUS

                                           EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:     =  $10,000.00 X (1.045)/3/ =  $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                  =.15 X (  $10,000.00) =   $1,500.00 (GREATER THAN   $1,411.66 IN
                                                               EARNINGS)

Step 3: Calculate the Withdrawal Charge:
As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or
88.34 ( 1,500 -
  1,411.66). Therefore, the Withdrawal Charge would be =.07 X ( $10,000.00 -
$88.34) = $693.82
Step 4: Calculate the Market Value Adjustment:

   J = 4.80% (5-Year Treasury Rate at time of withdrawal)
            730 DAYS
   N =    -----------   =   2
             365 DAYS
   MARKET VALUE ADJUSTMENT FACTOR:
     .9 X [I - (J +.0025)] X N =.9 X [(.045 -(.048 +.0025)] X (2) = -.0099

   MARKET VALUE ADJUSTMENT =
   MARKET VALUE ADJUSTMENT FACTOR X AMOUNT SUBJECT TO MARKET VALUE ADJUSTMENT:
   = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract Owner as  =  $11,411.66 -  $693.82 -   $112.98 =   $10,604.86
a result of full withdrawal at the end of Contract Year 3:








                                  53 PROSPECTUS

APPENDIX C
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT AMOUNT
--------------------------------------------------------------------------------

EXAMPLE 1: In this example, assume that the oldest Contract Owner is age 55 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Rider when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives Due Proof Of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                    =      0
Purchase Payments in the 12 months after the      =       0
 Rider Date and prior to Death
In-Force Premium                                  =       $100,000
                                                       (  $100,000 +   0 -   0)
In-Force Earnings                                 =       $25,000
                                                       (  $125,000
                                                        -   $100,000)
ENHANCED EARNINGS PROTECTION DEATH BENEFIT**      =    50% *   $25,000 =
                                                          $12,500


Since 50% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

EXAMPLE 2. In the second example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is
  $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives Due Proof of Death will be assumed to be $114,000.

Excess-of-Earnings Withdrawals                                     =     $5,000 ( $ 10,000 -   $5,000)
Purchase payments in the 12 months after the Rider Date and prior  =      0
 to Death
In-Force Premium                                                   =     $ 95,000 (  $100,000 +   0 -  $
                                                                          5,000)
In-Force Earnings                                                  =     $19,000 ( $ 114,000 -  $95,000)
Enhanced Earnings Death Benefit                                    =    50% x   $19,000 =  $9,500


Since 50% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months after the Rider Date and prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

EXAMPLE 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 65 on the Rider Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives Due Proof of Death.

Excess-of-Earnings Withdrawals      =     $30,000 (  $50,000 -   $20,000)
Purchase payments in the 12 months
after the Rider Date and prior to          0
Death                               =
                                          $120,000 (  $110,000 +   $40,000 -
In-Force Premium                    =      $30,000)
In-Force Earnings                   =     $20,000 (  $140,000 -   $120,000)
Enhanced Earnings Death Benefit     =    40% of   $20,000 =   $8,000




In this example, In-Force Premium is equal to the Contract Value on the date the Rider was issued plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.


                                  54 PROSPECTUS

Since 40% of In-Force Earnings is less than 80% of the In-Force Premium (excluding purchase payments in the 12 months after the Rider Date and prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.








                                  55 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases of Contract
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APPENDIX A: ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------




THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PREPOSSESSED.




                                  56 PROSPECTUS

                                                                S-29
                                                                S-1
                       THE LBL ADVANTAGE VARIABLE ANNUITY

                          Lincoln Benefit Life Company
                        Variable Annuity Separate Account
                                  PO Box 80469
                             Lincoln, NE 68501-0469
                                1 (800) 525-9287


                       Statement of Additional Information
                                Dated May 1, 2003



This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2003, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Contracts.



                                TABLE OF CONTENTS

Description
Page

Additions, Deletions or Substitutions of Investments...................S-1
The Contract...........................................................S-2
         Purchases of Contracts........................................S-2
         Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)..S-2
Performance Information................................................S-2
         Standardized Total Returns....................................S-3
         Non-standardized Total Returns................................S-12
         Adjusted Historical Total Returns.............................S-21
         Net Investment Factor.........................................S-21
         Calculation of Accumulation Unit Values.......................S-30
         Net Investment Factor.........................................S-30
         Calculation of Variable Income Payments.......................S-31
         Calculation of Annuity Unit Values............................S-31
General Matters........................................................S-32
         Incontestability..............................................S-32
         Settlements...................................................S-32
         Safekeeping of the Variable Account's Assets..................S-32
         Premium Taxes.................................................S-32
         Tax Reserves..................................................S-32
Experts................................................................S-32
Financial Statements...................................................S-32
Appendix A: Accumulation Unit Values...................................S-33









ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Subaccount to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different Fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Subaccount until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Subaccounts or series of Variable Subaccounts. Each additional Variable Subaccount would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Subaccounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Subaccounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Subaccounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Subaccounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that the performance figures shown do not reflect any applicable taxes.



STANDARDIZED TOTAL RETURNS

A Variable Subaccount's standardized total return represents the average annual total return of that Subaccount over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Subaccount's operations, if shorter than any of the foregoing. The standardized total returns reflect the effect of both non-recurring and recurring charges. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)n = ERV
where:

    T         =        average annual total return

   ERV     =        ending redeemable value of a hypothetical $1,000 payment
                          made at the beginning of 1, 5, or 10-year periods or shorter period

    n         =        number of years in the period

   1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

The standardized total returns for the Variable Subaccounts available under the Contract for the periods ended December 31, 2002 are set out below.




(Base Policy with no riders)

                                                                                Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01     -39.06%      N/A        -31.50%
Alger American Growth, Class S                                          05/01/03       N/A        N/A          N/A
Fidelity VIP Equity-Income - Service Class 2                            08/16/01     -24.21%      N/A        -20.62%
Fidelity VIP Growth - Service Class 2                                   05/01/03       N/A        N/A          N/A
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01      2.67%       N/A         3.09%
Fidelity VIP Overseas - Service Class 2                                 08/16/01     -27.47%      N/A        -24.90%
Janus Aspen Series International Value - Service Shares (1)             08/16/01     -20.48%      N/A        -10.83%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01     -32.65%      N/A        -27.17%
Lazard Retirement Emerging Markets                                      10/18/01     -8.77%       N/A         6.04%
LSA Aggressive Growth                                                   08/16/01     -38.46%      N/A        -33.09%
LSA Balanced                                                            10/18/99     -25.35%      N/A        -4.67%
LSA Basic Value                                                         08/16/01     -28.70%      N/A        -24.28%
LSA Blue Chip                                                           08/16/01     -33.14%      N/A        -26.82%
LSA Capital Appreciation                                                08/16/01     -35.57%      N/A        -27.18%
LSA Capital Growth (2)                                                  10/18/99     -31.34%      N/A        -12.75%
LSA Disciplined Equity (3)                                              10/18/99     -32.21%      N/A        -14.94%
LSA Diversified Mid-Cap                                                 08/16/01     -26.28%      N/A        -19.91%
LSA Emerging Growth Equity                                              10/18/99     -48.62%      N/A        -19.01%
LSA Equity Growth (2)                                                   10/18/99     -36.71%      N/A        -15.78%
LSA Mid Cap Value                                                       08/16/01     -14.68%      N/A        -6.35%
LSA Value Equity                                                        10/18/99     -29.17%      N/A        -4.80%
MFS New Discovery - Service Class                                       08/16/01     -38.67%      N/A        -27.96%
MFS Utilities Series - Service Class                                    08/16/01     -29.88%      N/A        -29.20%
PEA Science and Technology                                              02/01/01     -56.21%      N/A        -66.87%
OpCap Small Cap                                                         10/18/99     -28.64%      N/A         5.89%
Oppenheimer International Growth - Service Class                        08/16/01     -31.48%      N/A        -29.47%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01     -23.01%      N/A        -15.42%
PIMCO Foreign Bond                                                      10/18/99      0.80%       N/A         5.74%
PIMCO Money Market                                                      10/18/99     -5.90%       N/A         0.91%
PIMCO Real Return                                                       05/01/03       N/A        N/A          N/A
PIMCO Total Return                                                      10/18/99      1.67%       N/A         6.31%
Putnam VT High Yield - Class IB                                         08/16/01     -8.01%       N/A        -6.70%
Putnam VT International Growth and Income - Class IB                    08/16/01     -20.87%      N/A        -19.35%
Rydex OTC                                                               02/01/01     -45.62%      N/A        -47.86%
Rydex Sector Rotation                                                   05/01/03       N/A        N/A          N/A
Salomon Brothers Variable All Cap (4)                                   10/18/99     -32.01%      N/A        -1.61%
Scudder VIT EAFE Equity Index - Class B                                 05/01/03       N/A        N/A          N/A
Scudder VIT Equity 500 Index - Class B                                  05/01/03       N/A        N/A          N/A
Scudder VIT Small Cap Index - Class B                                   05/01/03       N/A        N/A          N/A
Van Kampen LIT Growth & Income, Class II                                08/16/01     -21.83%      N/A        -18.77%
Van Kampen UIF High Yield, Class I                                      10/18/99     -14.46%      N/A        -9.06%
Van Kampen UIF U.S. Real Estate, Class II                               05/01/03       N/A        N/A          N/A


(Base Policy with Enhanced Earnings Death Benefit Rider)

                                                                                 Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01     -39.30%      N/A        -31.77%
Alger American Growth, Class S                                          05/01/03          N/A        N/A          N/A
Fidelity VIP Equity-Income - Service Class 2                            08/16/01     -24.50%      N/A        -20.92%
Fidelity VIP Growth - Service Class 2                                   05/01/03       N/A        N/A          N/A
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01      2.29%       N/A         2.71%
Fidelity VIP Overseas - Service Class 2                                 08/16/01     -27.75%      N/A        -25.18%
Janus Aspen Series International Value - Service Shares (1)             08/16/01     -20.78%      N/A        -11.16%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01     -32.91%      N/A        -27.45%
Lazard Retirement Emerging Markets                                      10/18/01     -9.11%       N/A         5.65%
LSA Aggressive Growth                                                   08/16/01     -38.70%      N/A        -33.35%
LSA Balanced                                                            10/18/99     -25.63%      N/A        -5.03%
LSA Basic Value                                                         08/16/01     -28.97%      N/A        -24.56%
LSA Blue Chip                                                           08/16/01     -33.39%      N/A        -27.10%
LSA Capital Appreciation                                                08/16/01     -35.81%      N/A        -27.46%
LSA Capital Growth (2)                                                  10/18/99     -31.60%      N/A        -13.08%
LSA Disciplined Equity (3)                                              10/18/99     -32.47%      N/A        -15.26%
LSA Diversified Mid-Cap                                                 08/16/01     -26.56%      N/A        -20.21%
LSA Emerging Growth Equity                                              10/18/99     -48.82%      N/A        -19.32%
LSA Equity Growth (2)                                                   10/18/99     -36.95%      N/A        -16.10%
LSA Mid Cap Value                                                       08/16/01     -15.00%      N/A        -6.70%
LSA Value Equity                                                        10/18/99     -29.43%      N/A        -5.16%
MFS New Discovery - Service Class                                       08/16/01     -38.90%      N/A        -28.24%
MFS Utilities Series - Service Class                                    08/16/01     -30.15%      N/A        -29.47%
PEA Science and Technology                                              02/01/01     -56.38%      N/A        -67.04%
OpCap Small Cap                                                         10/18/99     -28.91%      N/A         5.50%
Oppenheimer International Growth - Service Class                        08/16/01     -31.74%      N/A        -29.74%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01     -23.30%      N/A        -15.73%
PIMCO Foreign Bond                                                      10/18/99      0.43%       N/A         5.35%
PIMCO Money Market                                                      10/18/99     -6.25%       N/A         0.54%
PIMCO Real Return                                                       05/01/03       N/A        N/A          N/A
PIMCO Total Return                                                      10/18/99      1.30%       N/A         5.92%
Putnam VT High Yield - Class IB                                         08/16/01     -8.35%       N/A        -7.05%
Putnam VT International Growth and Income - Class IB                    08/16/01     -21.17%      N/A        -19.65%
Rydex OTC                                                               02/01/01     -45.84%      N/A        -48.08%
Rydex Sector Rotation                                                   05/01/03       N/A        N/A          N/A
Salomon Brothers Variable All Cap (4)                                   10/18/99     -32.27%      N/A        -1.97%
Scudder VIT EAFE Equity Index - Class B                                 05/01/03       N/A        N/A          N/A
Scudder VIT Equity 500 Index - Class B                                  05/01/03       N/A        N/A          N/A
Scudder VIT Small Cap Index - Class B                                   05/01/03       N/A        N/A          N/A
Van Kampen LIT Growth & Income, Class II                                08/16/01     -22.13%      N/A        -19.07%
Van Kampen UIF High Yield, Class I                                      10/18/99     -14.78%      N/A        -9.41%
Van Kampen UIF U.S. Real Estate, Class II                               05/01/03       N/A        N/A          N/A


(Base Policy with the Enhanced Death Benefit Rider)

                                                                                 Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01     -39.23%      N/A        -31.69%
Alger American Growth, Class S                                          05/01/03       N/A        N/A          N/A
Fidelity VIP Equity-Income - Service Class 2                            08/16/01     -24.42%      N/A        -20.83%
Fidelity VIP Growth - Service Class 2                                   05/01/03       N/A        N/A          N/A
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01      2.40%       N/A         2.81%
Fidelity VIP Overseas - Service Class 2                                 08/16/01     -27.67%      N/A        -25.10%
Janus Aspen Series International Value - Service Shares (1)             08/16/01     -20.69%      N/A        -11.07%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01     -32.84%      N/A        -27.37%
Lazard Retirement Emerging Markets                                      10/18/01     -9.01%       N/A         5.76%
LSA Aggressive Growth                                                   08/16/01     -38.63%      N/A        -33.28%
LSA Balanced                                                            10/18/99     -25.55%      N/A        -4.92%
LSA Basic Value                                                         08/16/01     -28.90%      N/A        -24.48%
LSA Blue Chip                                                           08/16/01     -33.32%      N/A        -27.02%
LSA Capital Appreciation                                                08/16/01     -35.74%      N/A        -27.38%
LSA Capital Growth (2)                                                  10/18/99     -31.52%      N/A        -12.99%
LSA Disciplined Equity (3)                                              10/18/99     -32.40%      N/A        -15.17%
LSA Diversified Mid-Cap                                                 08/16/01     -26.48%      N/A        -20.13%
LSA Emerging Growth Equity                                              10/18/99     -48.77%      N/A        -19.23%
LSA Equity Growth (2)                                                   10/18/99     -36.88%      N/A        -16.01%
LSA Mid Cap Value                                                       08/16/01     -14.91%      N/A        -6.60%
LSA Value Equity                                                        10/18/99     -29.36%      N/A        -5.05%
MFS New Discovery - Service Class                                       08/16/01     -38.84%      N/A        -28.16%
MFS Utilities Series - Service Class                                    08/16/01     -30.07%      N/A        -29.40%
PEA Science and Technology                                              02/01/01     -56.33%      N/A        -66.99%
OpCap Small Cap                                                         10/18/99     -28.83%      N/A         5.61%
Oppenheimer International Growth - Service Class                        08/16/01     -31.66%      N/A        -29.66%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01     -23.21%      N/A        -15.64%
PIMCO Foreign Bond                                                      10/18/99      0.53%       N/A         5.46%
PIMCO Money Market                                                      10/18/99     -6.15%       N/A         0.65%
PIMCO Real Return                                                       05/01/03       N/A        N/A          N/A
PIMCO Total Return                                                      10/18/99      1.41%       N/A         6.03%
Putnam VT High Yield - Class IB                                         08/16/01     -8.25%       N/A        -6.95%
Putnam VT International Growth and Income - Class IB                    08/16/01     -21.09%      N/A        -19.56%
Rydex OTC                                                               02/01/01     -45.77%      N/A        -48.02%
Rydex Sector Rotation                                                   05/01/03       N/A        N/A          N/A
Salomon Brothers Variable All Cap (4)                                   10/18/99     -32.20%      N/A        -1.87%
Scudder VIT EAFE Equity Index - Class B                                 05/01/03       N/A        N/A          N/A
Scudder VIT Equity 500 Index - Class B                                  05/01/03       N/A        N/A          N/A
Scudder VIT Small Cap Index - Class B                                   05/01/03       N/A        N/A          N/A
Van Kampen LIT Growth & Income, Class II                                08/16/01     -22.05%      N/A        -18.99%
Van Kampen UIF High Yield, Class I                                      10/18/99     -14.69%      N/A        -9.31%
Van Kampen UIF U.S. Real Estate, Class II                               05/01/03       N/A        N/A          N/A


(Base Policy with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01     -39.46%      N/A        -31.95%
Alger American Growth, Class S                                          05/01/03       N/A        N/A          N/A
Fidelity VIP Equity-Income - Service Class 2                            08/16/01     -24.70%      N/A        -21.13%
Fidelity VIP Growth - Service Class 2                                   05/01/03       N/A        N/A          N/A
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01      2.02%       N/A         2.43%
Fidelity VIP Overseas - Service Class 2                                 08/16/01     -27.94%      N/A        -25.39%
Janus Aspen Series International Value - Service Shares (1)             08/16/01     -20.99%      N/A        -11.40%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01     -33.09%      N/A        -27.64%
Lazard Retirement Emerging Markets                                      10/18/01     -9.35%       N/A         5.37%
LSA Aggressive Growth                                                   08/16/01     -38.86%      N/A        -33.54%
LSA Balanced                                                            10/18/99     -25.83%      N/A        -5.28%
LSA Basic Value                                                         08/16/01     -29.17%      N/A        -24.77%
LSA Blue Chip                                                           08/16/01     -33.57%      N/A        -27.29%
LSA Capital Appreciation                                                08/16/01     -35.99%      N/A        -27.65%
LSA Capital Growth (2)                                                  10/18/99     -31.78%      N/A        -13.31%
LSA Disciplined Equity (3)                                              10/18/99     -32.65%      N/A        -15.49%
LSA Diversified Mid-Cap                                                 08/16/01     -26.76%      N/A        -20.43%
LSA Emerging Growth Equity                                              10/18/99     -48.97%      N/A        -19.54%
LSA Equity Growth (2)                                                   10/18/99     -37.12%      N/A        -16.33%
LSA Mid Cap Value                                                       08/16/01     -15.23%      N/A        -6.95%
LSA Value Equity                                                        10/18/99     -29.63%      N/A        -5.41%
MFS New Discovery - Service Class                                       08/16/01     -39.07%      N/A        -28.44%
MFS Utilities Series - Service Class                                    08/16/01     -30.34%      N/A        -29.67%
PEA Science and Technology                                              02/01/01     -56.51%      N/A        -67.17%
OpCap Small Cap                                                         10/18/99     -29.10%      N/A         5.23%
Oppenheimer International Growth - Service Class                        08/16/01     -31.92%      N/A        -29.93%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01     -23.50%      N/A        -15.96%
PIMCO Foreign Bond                                                      10/18/99      0.16%       N/A         5.08%
PIMCO Money Market                                                      10/18/99     -6.50%       N/A         0.28%
PIMCO Real Return                                                       05/01/03       N/A        N/A          N/A
PIMCO Total Return                                                      10/18/99      1.03%       N/A         5.65%
Putnam VT High Yield - Class IB                                         08/16/01     -8.59%       N/A        -7.30%
Putnam VT International Growth and Income - Class IB                    08/16/01     -21.38%      N/A        -19.87%
Rydex OTC                                                               02/01/01     -45.99%      N/A        -48.24%
Rydex Sector Rotation                                                   05/01/03       N/A        N/A          N/A
Salomon Brothers Variable All Cap (4)                                   10/18/99     -32.46%      N/A        -2.23%
Scudder VIT EAFE Equity Index - Class B                                 05/01/03       N/A        N/A          N/A
Scudder VIT Equity 500 Index - Class B                                  05/01/03       N/A        N/A          N/A
Scudder VIT Small Cap Index - Class B                                   05/01/03       N/A        N/A          N/A
Van Kampen LIT Growth & Income, Class II                                08/16/01     -22.34%      N/A        -19.29%
Van Kampen UIF High Yield, Class I                                      10/18/99     -15.01%      N/A        -9.65%
Van Kampen UIF U.S. Real Estate, Class II                               05/01/03       N/A        N/A          N/A


(Base Policy with the Income Benefit Rider)

                                                                                Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01     -39.20%      N/A        -31.65%
Alger American Growth, Class S                                          05/01/03       N/A        N/A          N/A
Fidelity VIP Equity-Income - Service Class 2                            08/16/01     -24.38%      N/A        -20.79%
Fidelity VIP Growth - Service Class 2                                   05/01/03       N/A        N/A          N/A
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01      2.45%       N/A         2.87%
Fidelity VIP Overseas - Service Class 2                                 08/16/01     -27.63%      N/A        -25.06%
Janus Aspen Series International Value - Service Shares (1)             08/16/01     -20.65%      N/A        -11.02%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01     -32.80%      N/A        -27.33%
Lazard Retirement Emerging Markets                                      10/18/01     -8.97%       N/A         5.82%
LSA Aggressive Growth                                                   08/16/01     -38.60%      N/A        -33.24%
LSA Balanced                                                            10/18/99     -25.51%      N/A        -4.87%
LSA Basic Value                                                         08/16/01     -28.86%      N/A        -24.44%
LSA Blue Chip                                                           08/16/01     -33.28%      N/A        -26.98%
LSA Capital Appreciation                                                08/16/01     -35.71%      N/A        -27.34%
LSA Capital Growth (2)                                                  10/18/99     -31.49%      N/A        -12.94%
LSA Disciplined Equity (3)                                              10/18/99     -32.36%      N/A        -15.12%
LSA Diversified Mid-Cap                                                 08/16/01     -26.44%      N/A        -20.08%
LSA Emerging Growth Equity                                              10/18/99     -48.74%      N/A        -19.18%
LSA Equity Growth (2)                                                   10/18/99     -36.85%      N/A        -15.96%
LSA Mid Cap Value                                                       08/16/01     -14.87%      N/A        -6.55%
LSA Value Equity                                                        10/18/99     -29.32%      N/A        -5.00%
MFS New Discovery - Service Class                                       08/16/01     -38.80%      N/A        -28.12%
MFS Utilities Series - Service Class                                    08/16/01     -30.04%      N/A        -29.36%
PEA Science and Technology                                              02/01/01     -56.31%      N/A        -66.97%
OpCap Small Cap                                                         10/18/99     -28.79%      N/A         5.67%
Oppenheimer International Growth - Service Class                        08/16/01     -31.63%      N/A        -29.62%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01     -23.17%      N/A        -15.60%
PIMCO Foreign Bond                                                      10/18/99      0.59%       N/A         5.52%
PIMCO Money Market                                                      10/18/99     -6.10%       N/A         0.70%
PIMCO Real Return                                                       05/01/03       N/A        N/A          N/A
PIMCO Total Return                                                      10/18/99      1.46%       N/A         6.09%
Putnam VT High Yield - Class IB                                         08/16/01     -8.20%       N/A        -6.90%
Putnam VT International Growth and Income - Class IB                    08/16/01     -21.05%      N/A        -19.52%
Rydex OTC                                                               02/01/01     -45.74%      N/A        -47.99%
Rydex Sector Rotation                                                   05/01/03       N/A        N/A          N/A
Salomon Brothers Variable All Cap (4)                                   10/18/99     -32.16%      N/A        -1.81%
Scudder VIT EAFE Equity Index - Class B                                 05/01/03       N/A        N/A          N/A
Scudder VIT Equity 500 Index - Class B                                  05/01/03       N/A        N/A          N/A
Scudder VIT Small Cap Index - Class B                                   05/01/03       N/A        N/A          N/A
Van Kampen LIT Growth & Income, Class II                                08/16/01     -22.00%      N/A        -18.94%
Van Kampen UIF High Yield, Class I                                      10/18/99     -14.65%      N/A        -9.26%
Van Kampen UIF U.S. Real Estate, Class II                               05/01/03       N/A        N/A          N/A


(Base Policy with the Income Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01     -39.43%      N/A        -31.92%
Alger American Growth, Class S                                          05/01/03       N/A        N/A          N/A
Fidelity VIP Equity-Income - Service Class 2                            08/16/01     -24.66%      N/A        -21.09%
Fidelity VIP Growth - Service Class 2                                   05/01/03       N/A        N/A          N/A
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01      2.07%       N/A         2.49%
Fidelity VIP Overseas - Service Class 2                                 08/16/01     -27.91%      N/A        -25.35%
Janus Aspen Series International Value - Service Shares (1)             08/16/01     -20.95%      N/A        -11.35%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01     -33.06%      N/A        -27.60%
Lazard Retirement Emerging Markets                                      10/18/01     -9.30%       N/A         5.43%
LSA Aggressive Growth                                                   08/16/01     -38.83%      N/A        -33.50%
LSA Balanced                                                            10/18/99     -25.79%      N/A        -5.23%
LSA Basic Value                                                         08/16/01     -29.13%      N/A        -24.73%
LSA Blue Chip                                                           08/16/01     -33.54%      N/A        -27.26%
LSA Capital Appreciation                                                08/16/01     -35.95%      N/A        -27.61%
LSA Capital Growth (2)                                                  10/18/99     -31.75%      N/A        -13.27%
LSA Disciplined Equity (3)                                              10/18/99     -32.62%      N/A        -15.45%
LSA Diversified Mid-Cap                                                 08/16/01     -26.72%      N/A        -20.39%
LSA Emerging Growth Equity                                              10/18/99     -48.94%      N/A        -19.50%
LSA Equity Growth (2)                                                   10/18/99     -37.09%      N/A        -16.28%
LSA Mid Cap Value                                                       08/16/01     -15.18%      N/A        -6.90%
LSA Value Equity                                                        10/18/99     -29.59%      N/A        -5.36%
MFS New Discovery - Service Class                                       08/16/01     -39.04%      N/A        -28.40%
MFS Utilities Series - Service Class                                    08/16/01     -30.30%      N/A        -29.63%
PEA Science and Technology                                              02/01/01     -56.48%      N/A        -67.14%
OpCap Small Cap                                                         10/18/99     -29.06%      N/A         5.28%
Oppenheimer International Growth - Service Class                        08/16/01     -31.89%      N/A        -29.89%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01     -23.46%      N/A        -15.91%
PIMCO Foreign Bond                                                      10/18/99      0.21%       N/A         5.13%
PIMCO Money Market                                                      10/18/99     -6.45%       N/A         0.33%
PIMCO Real Return                                                       05/01/03       N/A        N/A          N/A
PIMCO Total Return                                                      10/18/99      1.08%       N/A         5.70%
Putnam VT High Yield - Class IB                                         08/16/01     -8.54%       N/A        -7.25%
Putnam VT International Growth and Income - Class IB                    08/16/01     -21.34%      N/A        -19.82%
Rydex OTC                                                               02/01/01     -45.96%      N/A        -48.21%
Rydex Sector Rotation                                                   05/01/03       N/A        N/A          N/A
Salomon Brothers Variable All Cap (4)                                   10/18/99     -32.42%      N/A        -2.18%
Scudder VIT EAFE Equity Index - Class B                                 05/01/03       N/A        N/A          N/A
Scudder VIT Equity 500 Index - Class B                                  05/01/03       N/A        N/A          N/A
Scudder VIT Small Cap Index - Class B                                   05/01/03       N/A        N/A          N/A
Van Kampen LIT Growth & Income, Class II                                08/16/01     -22.30%      N/A        -19.25%
Van Kampen UIF High Yield, Class I                                      10/18/99     -14.97%      N/A        -9.60%
Van Kampen UIF U.S. Real Estate, Class II                               05/01/03       N/A        N/A          N/A


(Base Policy with the Enhanced Death Benefit and Income Benefit Riders)

                                                                                Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01     -39.36%      N/A        -31.84%
Alger American Growth, Class S                                          05/01/03       N/A        N/A          N/A
Fidelity VIP Equity-Income - Service Class 2                            08/16/01     -24.58%      N/A        -21.00%
Fidelity VIP Growth - Service Class 2                                   05/01/03       N/A        N/A          N/A
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01      2.18%       N/A         2.60%
Fidelity VIP Overseas - Service Class 2                                 08/16/01     -27.83%      N/A        -25.26%
Janus Aspen Series International Value - Service Shares (1)             08/16/01     -20.86%      N/A        -11.26%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01     -32.98%      N/A        -27.53%
Lazard Retirement Emerging Markets                                      10/18/01     -9.21%       N/A         5.54%
LSA Aggressive Growth                                                   08/16/01     -38.76%      N/A        -33.42%
LSA Balanced                                                            10/18/99     -25.71%      N/A        -5.13%
LSA Basic Value                                                         08/16/01     -29.05%      N/A        -24.65%
LSA Blue Chip                                                           08/16/01     -33.46%      N/A        -27.18%
LSA Capital Appreciation                                                08/16/01     -35.88%      N/A        -27.53%
LSA Capital Growth (2)                                                  10/18/99     -31.67%      N/A        -13.17%
LSA Disciplined Equity (3)                                              10/18/99     -32.54%      N/A        -15.35%
LSA Diversified Mid-Cap                                                 08/16/01     -26.64%      N/A        -20.30%
LSA Emerging Growth Equity                                              10/18/99     -48.88%      N/A        -19.41%
LSA Equity Growth (2)                                                   10/18/99     -37.02%      N/A        -16.19%
LSA Mid Cap Value                                                       08/16/01     -15.09%      N/A        -6.80%
LSA Value Equity                                                        10/18/99     -29.51%      N/A        -5.26%
MFS New Discovery - Service Class                                       08/16/01     -38.97%      N/A        -28.32%
MFS Utilities Series - Service Class                                    08/16/01     -30.23%      N/A        -29.55%
PEA Science and Technology                                              02/01/01     -56.43%      N/A        -67.09%
OpCap Small Cap                                                         10/18/99     -28.99%      N/A         5.39%
Oppenheimer International Growth - Service Class                        08/16/01     -31.81%      N/A        -29.82%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01     -23.38%      N/A        -15.82%
PIMCO Foreign Bond                                                      10/18/99      0.32%       N/A         5.24%
PIMCO Money Market                                                      10/18/99     -6.35%       N/A         0.44%
PIMCO Real Return                                                       05/01/03       N/A        N/A          N/A
PIMCO Total Return                                                      10/18/99      1.19%       N/A         5.81%
Putnam VT High Yield - Class IB                                         08/16/01     -8.45%       N/A        -7.15%
Putnam VT International Growth and Income - Class IB                    08/16/01     -21.26%      N/A        -19.74%
Rydex OTC                                                               02/01/01     -45.90%      N/A        -48.14%
Rydex Sector Rotation                                                   05/01/03       N/A        N/A          N/A
Salomon Brothers Variable All Cap (4)                                   10/18/99     -32.35%      N/A        -2.07%
Scudder VIT EAFE Equity Index - Class B                                 05/01/03       N/A        N/A          N/A
Scudder VIT Equity 500 Index - Class B                                  05/01/03       N/A        N/A          N/A
Scudder VIT Small Cap Index - Class B                                   05/01/03       N/A        N/A          N/A
Van Kampen LIT Growth & Income, Class II                                08/16/01     -22.21%      N/A        -19.16%
Van Kampen UIF High Yield, Class I                                      10/18/99     -14.87%      N/A        -9.51%
Van Kampen UIF U.S. Real Estate, Class II                               05/01/03       N/A        N/A          N/A


(Base Policy with the Income Benefit, Enhanced Death Benefit and Enhanced Earning Death Benefit Riders)

                                                                                 Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        08/16/01     -39.60%      N/A        -32.10%
Alger American Growth, Class S                                          05/01/03       N/A        N/A          N/A
Fidelity VIP Equity-Income - Service Class 2                            08/16/01     -24.87%      N/A        -21.30%
Fidelity VIP Growth - Service Class 2                                   05/01/03       N/A        N/A          N/A
Fidelity VIP Investment Grade Bond - Service Class 2                    08/16/01      1.80%       N/A         2.22%
Fidelity VIP Overseas - Service Class 2                                 08/16/01     -28.10%      N/A        -25.55%
Janus Aspen Series International Value - Service Shares (1)             08/16/01     -21.16%      N/A        -11.59%
Janus Aspen Series Worldwide Growth - Service Shares                    08/16/01     -33.24%      N/A        -27.80%
Lazard Retirement Emerging Markets                                      10/18/01     -9.55%       N/A         5.15%
LSA Aggressive Growth                                                   08/16/01     -39.00%      N/A        -33.68%
LSA Balanced                                                            10/18/99     -25.99%      N/A        -5.48%
LSA Basic Value                                                         08/16/01     -29.32%      N/A        -24.93%
LSA Blue Chip                                                           08/16/01     -33.72%      N/A        -27.45%
LSA Capital Appreciation                                                08/16/01     -36.13%      N/A        -27.81%
LSA Capital Growth (2)                                                  10/18/99     -31.93%      N/A        -13.50%
LSA Disciplined Equity (3)                                              10/18/99     -32.80%      N/A        -15.67%
LSA Diversified Mid-Cap                                                 08/16/01     -26.92%      N/A        -20.60%
LSA Emerging Growth Equity                                              10/18/99     -49.08%      N/A        -19.72%
LSA Equity Growth (2)                                                   10/18/99     -37.26%      N/A        -16.51%
LSA Mid Cap Value                                                       08/16/01     -15.41%      N/A        -7.14%
LSA Value Equity                                                        10/18/99     -29.78%      N/A        -5.61%
MFS New Discovery - Service Class                                       08/16/01     -39.20%      N/A        -28.59%
MFS Utilities Series - Service Class                                    08/16/01     -30.49%      N/A        -29.82%
PEA Science and Technology                                              02/01/01     -56.61%      N/A        -67.26%
OpCap Small Cap                                                         10/18/99     -29.26%      N/A         5.01%
Oppenheimer International Growth - Service Class                        08/16/01     -32.07%      N/A        -30.09%
Oppenheimer Main Street Small Cap - Service Class                       08/16/01     -23.67%      N/A        -16.14%
PIMCO Foreign Bond                                                      10/18/99     -0.05%       N/A         4.86%
PIMCO Money Market                                                      10/18/99     -6.70%       N/A         0.07%
PIMCO Real Return                                                       05/01/03       N/A        N/A          N/A
PIMCO Total Return                                                      10/18/99      0.82%       N/A         5.43%
Putnam VT High Yield - Class IB                                         08/16/01     -8.79%       N/A        -7.50%
Putnam VT International Growth and Income - Class IB                    08/16/01     -21.55%      N/A        -20.04%
Rydex OTC                                                               02/01/01     -46.11%      N/A        -48.36%
Rydex Sector Rotation                                                   05/01/03       N/A        N/A          N/A
Salomon Brothers Variable All Cap (4)                                   10/18/99     -32.60%      N/A        -2.43%
Scudder VIT EAFE Equity Index - Class B                                 05/01/03       N/A        N/A          N/A
Scudder VIT Equity 500 Index - Class B                                  05/01/03       N/A        N/A          N/A
Scudder VIT Small Cap Index - Class B                                   05/01/03       N/A        N/A          N/A
Van Kampen LIT Growth & Income, Class II                                08/16/01     -22.51%      N/A        -19.47%
Van Kampen UIF High Yield, Class I                                      10/18/99     -15.19%      N/A        -9.85%
Van Kampen UIF U.S. Real Estate, Class II                               05/01/03       N/A        N/A          N/A


(1) Effective 12/31/02 the Janus Aspen Series Global Value Portfolio changed its name to Janus Aspen Series International Value Portfolio.

(2) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(3) On 5/1/03 the LSA Disciplined Equity Fund was merged into the LSA Equity Growth Fund.

(4) Effective 5/1/03 the Salomon Brothers Variable Capital Fund changed its name to Salomon Brothers Variable All Cap Fund.




NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year by year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year and to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter): "the prior calendar year"; "'n' most recent Calendar Years"; and "Inception (commencement of the Subaccount's operation) to date" (day of the advertisement). The non-standardized total returns for the Variable Subaccounts available under the Contract for the periods ended December 31, 2002 are set out below.

We may advertise non-standardized total return for time periods before the Variable Account commenced operations. This performance data is based on actual performance of the Portfolios since their inception, adjusted to reflect the effect of the recurring Contract charges at the rates currently charged against the Subaccounts.



(Base Policy with no riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -33.11%      N/A        -28.54%
Alger American Growth, Class S (1)                                      01/06/89     -34.48%     -1.77%       7.39%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -18.26%     -1.29%       8.04%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -31.23%     -1.95%       6.70%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      8.62%      5.71%        5.56%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -21.52%     -5.43%       3.06%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -14.53%      N/A        -6.80%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -26.70%     -3.22%       7.13%
Lazard Retirement Emerging Markets                                      11/03/97     -2.82%      -5.96%      -6.77%
LSA Aggressive Growth                                                   08/14/01     -32.51%      N/A        -28.51%
LSA Balanced                                                            10/01/99     -19.40%      N/A        -3.19%
LSA Basic Value                                                         08/14/01     -22.75%      N/A        -19.58%
LSA Blue Chip                                                           08/14/01     -27.19%      N/A        -23.01%
LSA Capital Appreciation                                                08/14/01     -29.62%      N/A        -23.64%
LSA Capital Growth (5)                                                  10/01/99     -25.39%      N/A        -10.92%
LSA Disciplined Equity (6)                                              10/01/99     -26.26%      N/A        -13.39%
LSA Diversified Mid-Cap                                                 08/14/01     -20.33%      N/A        -15.21%
LSA Emerging Growth Equity                                              10/01/99     -42.67%      N/A        -16.41%
LSA Equity Growth (5)                                                   10/01/99     -30.76%      N/A        -14.33%
LSA Mid Cap Value                                                       08/14/01     -8.73%       N/A        -2.02%
LSA Value Equity                                                        10/01/99     -23.22%      N/A        -3.88%
MFS New Discovery - Service Class (7)                                   05/01/98     -32.72%      N/A         0.59%
MFS Utilities Series - Service Class (7)                                01/03/95     -23.93%     -6.15%       3.40%
PEA Science and Technology                                              04/12/00     -50.26%      N/A        -54.75%
OpCap Small Cap                                                         08/01/88     -22.69%     0.43%        6.57%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -25.53%     -2.69%       3.05%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -17.06%      N/A        -2.25%
PIMCO Foreign Bond                                                      02/16/99      6.75%       N/A         4.55%
PIMCO Money Market                                                      09/30/99      0.05%       N/A         2.46%
PIMCO Real Return                                                       09/30/99     15.99%       N/A        10.64%
PIMCO Total Return                                                      12/31/97      7.62%      5.63%        5.63%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -2.06%      -2.61%       3.92%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -14.92%     -2.21%       0.85%
Rydex OTC                                                               05/07/97     -39.67%     -3.27%      -1.96%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -26.06%      N/A         4.15%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -22.78%     -6.74%      -7.58%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -23.57%     -2.40%      -2.01%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -21.85%     -3.32%      -2.29%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -15.88%     3.56%        6.08%
Van Kampen UIF High Yield, Class I                                      12/31/96     -8.51%      -3.65%      -1.20%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -2.33%      2.70%        5.01%


(Base Policy with the Enhanced Earnings Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -33.35%      N/A        -28.79%
Alger American Growth, Class S (1)                                      01/06/89     -34.71%     -2.11%       7.01%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -18.55%     -1.63%       7.66%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -31.47%     -2.29%       6.32%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      8.24%      5.34%        5.19%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -21.80%     -5.76%       2.70%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -14.83%      N/A        -7.13%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -26.96%     -3.56%       6.75%
Lazard Retirement Emerging Markets                                      11/03/97     -3.16%      -6.29%      -7.09%
LSA Aggressive Growth                                                   08/14/01     -32.75%      N/A        -28.76%
LSA Balanced                                                            10/01/99     -19.68%      N/A        -3.52%
LSA Basic Value                                                         08/14/01     -23.02%      N/A        -19.86%
LSA Blue Chip                                                           08/14/01     -27.44%      N/A        -23.28%
LSA Capital Appreciation                                                08/14/01     -29.86%      N/A        -23.91%
LSA Capital Growth (5)                                                  10/01/99     -25.65%      N/A        -11.23%
LSA Disciplined Equity (6)                                              10/01/99     -26.52%      N/A        -13.69%
LSA Diversified Mid-Cap                                                 08/14/01     -20.61%      N/A        -15.50%
LSA Emerging Growth Equity                                              10/01/99     -42.87%      N/A        -16.70%
LSA Equity Growth (5)                                                   10/01/99     -31.00%      N/A        -14.63%
LSA Mid Cap Value                                                       08/14/01     -9.05%       N/A        -2.36%
LSA Value Equity                                                        10/01/99     -23.48%      N/A        -4.22%
MFS New Discovery - Service Class (7)                                   05/01/98     -32.95%      N/A         0.24%
MFS Utilities Series - Service Class (7)                                01/03/95     -24.20%     -6.48%       3.04%
PEA Science and Technology                                              04/12/00     -50.43%      N/A        -54.91%
OpCap Small Cap                                                         08/01/88     -22.96%     0.08%        6.20%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -25.79%     -3.03%       2.69%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -17.35%      N/A        -2.59%
PIMCO Foreign Bond                                                      02/16/99      6.38%       N/A         4.18%
PIMCO Money Market                                                      09/30/99     -0.30%       N/A         2.10%
PIMCO Real Return                                                       09/30/99     15.59%       N/A        10.26%
PIMCO Total Return                                                      12/31/97      7.25%      5.27%        5.26%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -2.40%      -2.95%       3.56%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -15.22%     -2.55%       0.50%
Rydex OTC                                                               05/07/97     -39.89%     -3.61%      -2.30%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -26.32%      N/A         3.79%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -23.05%     -7.07%      -7.90%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -23.83%     -2.74%      -2.35%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -22.12%     -3.65%      -2.63%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -16.18%     3.20%        5.71%
Van Kampen UIF High Yield, Class I                                      12/31/96     -8.83%      -3.98%      -1.54%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -2.68%      2.34%        4.65%


(Base Policy with the Enhanced Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -33.28%      N/A        -28.72%
Alger American Growth, Class S (1)                                      01/06/89     -34.64%     -2.01%       7.12%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -18.47%     -1.53%       7.77%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -31.40%     -2.19%       6.43%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      8.35%      5.45%        5.30%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -21.72%     -5.66%       2.80%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -14.74%      N/A        -7.03%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -26.89%     -3.46%       6.86%
Lazard Retirement Emerging Markets                                      11/03/97     -3.06%      -6.19%      -7.00%
LSA Aggressive Growth                                                   08/14/01     -32.68%      N/A        -28.69%
LSA Balanced                                                            10/01/99     -19.60%      N/A        -3.43%
LSA Basic Value                                                         08/14/01     -22.95%      N/A        -19.78%
LSA Blue Chip                                                           08/14/01     -27.37%      N/A        -23.21%
LSA Capital Appreciation                                                08/14/01     -29.79%      N/A        -23.84%
LSA Capital Growth (5)                                                  10/01/99     -25.57%      N/A        -11.14%
LSA Disciplined Equity (6)                                              10/01/99     -26.45%      N/A        -13.61%
LSA Diversified Mid-Cap                                                 08/14/01     -20.53%      N/A        -15.42%
LSA Emerging Growth Equity                                              10/01/99     -42.82%      N/A        -16.62%
LSA Equity Growth (5)                                                   10/01/99     -30.93%      N/A        -14.55%
LSA Mid Cap Value                                                       08/14/01     -8.96%       N/A        -2.27%
LSA Value Equity                                                        10/01/99     -23.41%      N/A        -4.12%
MFS New Discovery - Service Class (7)                                   05/01/98     -32.89%      N/A         0.34%
MFS Utilities Series - Service Class (7)                                01/03/95     -24.12%     -6.39%       3.14%
PEA Science and Technology                                              04/12/00     -50.38%      N/A        -54.86%
OpCap Small Cap                                                         08/01/88     -22.88%     0.18%        6.30%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -25.71%     -2.94%       2.79%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -17.26%      N/A        -2.49%
PIMCO Foreign Bond                                                      02/16/99      6.48%       N/A         4.29%
PIMCO Money Market                                                      09/30/99     -0.20%       N/A         2.21%
PIMCO Real Return                                                       09/30/99     15.70%       N/A        10.37%
PIMCO Total Return                                                      12/31/97      7.36%      5.37%        5.37%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -2.30%      -2.85%       3.66%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -15.14%     -2.45%       0.60%
Rydex OTC                                                               05/07/97     -39.82%     -3.51%      -2.20%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -26.25%      N/A         3.89%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -22.97%     -6.98%      -7.81%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -23.76%     -2.64%      -2.25%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -22.04%     -3.56%      -2.54%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -16.10%     3.30%        5.82%
Van Kampen UIF High Yield, Class I                                      12/31/96     -8.74%      -3.89%      -1.44%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -2.58%      2.44%        4.75%


(Base Policy with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -33.51%      N/A        -28.97%
Alger American Growth, Class S (1)                                      01/06/89     -34.87%     -2.35%       6.74%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -18.75%     -1.88%       7.40%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -31.64%     -2.53%       6.06%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      7.97%      5.08%        4.93%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -21.99%     -5.99%       2.44%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -15.04%      N/A        -7.36%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -27.14%     -3.80%       6.49%
Lazard Retirement Emerging Markets                                      11/03/97     -3.40%      -6.52%      -7.33%
LSA Aggressive Growth                                                   08/14/01     -32.91%      N/A        -28.94%
LSA Balanced                                                            10/01/99     -19.88%      N/A        -3.77%
LSA Basic Value                                                         08/14/01     -23.22%      N/A        -20.06%
LSA Blue Chip                                                           08/14/01     -27.62%      N/A        -23.48%
LSA Capital Appreciation                                                08/14/01     -30.04%      N/A        -24.10%
LSA Capital Growth (5)                                                  10/01/99     -25.83%      N/A        -11.45%
LSA Disciplined Equity (6)                                              10/01/99     -26.70%      N/A        -13.91%
LSA Diversified Mid-Cap                                                 08/14/01     -20.81%      N/A        -15.72%
LSA Emerging Growth Equity                                              10/01/99     -43.02%      N/A        -16.91%
LSA Equity Growth (5)                                                   10/01/99     -31.17%      N/A        -14.84%
LSA Mid Cap Value                                                       08/14/01     -9.28%       N/A        -2.61%
LSA Value Equity                                                        10/01/99     -23.68%      N/A        -4.46%
MFS New Discovery - Service Class (7)                                   05/01/98     -33.12%      N/A        -0.01%
MFS Utilities Series - Service Class (7)                                01/03/95     -24.39%     -6.71%       2.78%
PEA Science and Technology                                              04/12/00     -50.56%      N/A        -55.02%
OpCap Small Cap                                                         08/01/88     -23.15%     -0.17%       5.93%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -25.97%     -3.28%       2.43%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -17.55%      N/A        -2.83%
PIMCO Foreign Bond                                                      02/16/99      6.11%       N/A         3.92%
PIMCO Money Market                                                      09/30/99     -0.55%       N/A         1.85%
PIMCO Real Return                                                       09/30/99     15.30%       N/A         9.98%
PIMCO Total Return                                                      12/31/97      6.98%      5.00%        5.00%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -2.64%      -3.19%       3.30%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -15.43%     -2.79%       0.25%
Rydex OTC                                                               05/07/97     -40.04%     -3.85%      -2.55%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -26.51%      N/A         3.53%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -23.24%     -7.30%      -8.13%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -24.02%     -2.98%      -2.59%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -22.32%     -3.89%      -2.88%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -16.39%     2.94%        5.45%
Van Kampen UIF High Yield, Class I                                      12/31/96     -9.06%      -4.22%      -1.79%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -2.92%      2.08%        4.38%


(Base Policy with the Income Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -33.25%      N/A        -28.68%
Alger American Growth, Class S (1)                                      01/06/89     -34.61%     -1.96%       7.17%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -18.43%     -1.48%       7.83%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -31.37%     -2.14%       6.48%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      8.40%      5.50%        5.35%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -21.68%     -5.62%       2.85%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -14.70%      N/A        -6.99%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -26.85%     -3.42%       6.91%
Lazard Retirement Emerging Markets                                      11/03/97     -3.02%      -6.15%      -6.95%
LSA Aggressive Growth                                                   08/14/01     -32.65%      N/A        -28.65%
LSA Balanced                                                            10/01/99     -19.56%      N/A        -3.38%
LSA Basic Value                                                         08/14/01     -22.91%      N/A        -19.74%
LSA Blue Chip                                                           08/14/01     -27.33%      N/A        -23.17%
LSA Capital Appreciation                                                08/14/01     -29.76%      N/A        -23.80%
LSA Capital Growth (5)                                                  10/01/99     -25.54%      N/A        -11.09%
LSA Disciplined Equity (6)                                              10/01/99     -26.41%      N/A        -13.56%
LSA Diversified Mid-Cap                                                 08/14/01     -20.49%      N/A        -15.38%
LSA Emerging Growth Equity                                              10/01/99     -42.79%      N/A        -16.57%
LSA Equity Growth (5)                                                   10/01/99     -30.90%      N/A        -14.50%
LSA Mid Cap Value                                                       08/14/01     -8.92%       N/A        -2.22%
LSA Value Equity                                                        10/01/99     -23.37%      N/A        -4.08%
MFS New Discovery - Service Class (7)                                   05/01/98     -32.85%      N/A         0.39%
MFS Utilities Series - Service Class (7)                                01/03/95     -24.09%     -6.34%       3.20%
PEA Science and Technology                                              04/12/00     -50.36%      N/A        -54.84%
OpCap Small Cap                                                         08/01/88     -22.84%     0.23%        6.36%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -25.68%     -2.89%       2.84%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -17.22%      N/A        -2.44%
PIMCO Foreign Bond                                                      02/16/99      6.54%       N/A         4.34%
PIMCO Money Market                                                      09/30/99     -0.15%       N/A         2.26%
PIMCO Real Return                                                       09/30/99     15.76%       N/A        10.42%
PIMCO Total Return                                                      12/31/97      7.41%      5.42%        5.42%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -2.25%      -2.80%       3.72%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -15.10%     -2.40%       0.65%
Rydex OTC                                                               05/07/97     -39.79%     -3.47%      -2.15%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -26.21%      N/A         3.95%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -22.93%     -6.93%      -7.77%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -23.72%     -2.59%      -2.20%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -22.00%     -3.51%      -2.49%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -16.05%     3.35%        5.87%
Van Kampen UIF High Yield, Class I                                      12/31/96     -8.70%      -3.84%      -1.40%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -2.53%      2.49%        4.80%


(Base Policy with the Income Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -33.48%      N/A        -28.93%
Alger American Growth, Class S (1)                                      01/06/89     -34.84%     -2.30%       6.80%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -18.71%     -1.83%       7.45%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -31.61%     -2.49%       6.11%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      8.02%      5.13%        4.98%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -21.96%     -5.95%       2.49%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -15.00%      N/A        -7.31%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -27.11%     -3.75%       6.54%
Lazard Retirement Emerging Markets                                      11/03/97     -3.35%      -6.48%      -7.28%
LSA Aggressive Growth                                                   08/14/01     -32.88%      N/A        -28.90%
LSA Balanced                                                            10/01/99     -19.84%      N/A        -3.72%
LSA Basic Value                                                         08/14/01     -23.18%      N/A        -20.02%
LSA Blue Chip                                                           08/14/01     -27.59%      N/A        -23.44%
LSA Capital Appreciation                                                08/14/01     -30.00%      N/A        -24.06%
LSA Capital Growth (5)                                                  10/01/99     -25.80%      N/A        -11.41%
LSA Disciplined Equity (6)                                              10/01/99     -26.67%      N/A        -13.87%
LSA Diversified Mid-Cap                                                 08/14/01     -20.77%      N/A        -15.67%
LSA Emerging Growth Equity                                              10/01/99     -42.99%      N/A        -16.87%
LSA Equity Growth (5)                                                   10/01/99     -31.14%      N/A        -14.80%
LSA Mid Cap Value                                                       08/14/01     -9.23%       N/A        -2.56%
LSA Value Equity                                                        10/01/99     -23.64%      N/A        -4.41%
MFS New Discovery - Service Class (7)                                   05/01/98     -33.09%      N/A         0.04%
MFS Utilities Series - Service Class (7)                                01/03/95     -24.35%     -6.67%       2.84%
PEA Science and Technology                                              04/12/00     -50.53%      N/A        -55.00%
OpCap Small Cap                                                         08/01/88     -23.11%     -0.12%       5.98%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -25.94%     -3.23%       2.48%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -17.51%      N/A        -2.78%
PIMCO Foreign Bond                                                      02/16/99      6.16%       N/A         3.98%
PIMCO Money Market                                                      09/30/99     -0.50%       N/A         1.90%
PIMCO Real Return                                                       09/30/99     15.36%       N/A        10.04%
PIMCO Total Return                                                      12/31/97      7.03%      5.06%        5.05%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -2.59%      -3.14%       3.35%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -15.39%     -2.74%       0.30%
Rydex OTC                                                               05/07/97     -40.01%     -3.81%      -2.50%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -26.47%      N/A         3.58%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -23.20%     -7.26%      -8.09%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -23.99%     -2.93%      -2.55%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -22.28%     -3.85%      -2.83%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -16.35%     2.99%        5.50%
Van Kampen UIF High Yield, Class I                                      12/31/96     -9.02%      -4.18%      -1.74%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -2.87%      2.14%        4.44%


(Base Policy with the Enhanced Death Benefit and Income Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -33.41%      N/A        -28.86%
Alger American Growth, Class S (1)                                      01/06/89     -34.77%     -2.21%       6.90%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -18.63%     -1.73%       7.56%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -31.54%     -2.39%       6.22%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      8.13%      5.24%        5.09%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -21.88%     -5.85%       2.60%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -14.91%      N/A        -7.22%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -27.03%     -3.66%       6.65%
Lazard Retirement Emerging Markets                                      11/03/97     -3.26%      -6.38%      -7.19%
LSA Aggressive Growth                                                   08/14/01     -32.81%      N/A        -28.83%
LSA Balanced                                                            10/01/99     -19.76%      N/A        -3.62%
LSA Basic Value                                                         08/14/01     -23.10%      N/A        -19.94%
LSA Blue Chip                                                           08/14/01     -27.51%      N/A        -23.36%
LSA Capital Appreciation                                                08/14/01     -29.93%      N/A        -23.99%
LSA Capital Growth (5)                                                  10/01/99     -25.72%      N/A        -11.32%
LSA Disciplined Equity (6)                                              10/01/99     -26.59%      N/A        -13.78%
LSA Diversified Mid-Cap                                                 08/14/01     -20.69%      N/A        -15.59%
LSA Emerging Growth Equity                                              10/01/99     -42.93%      N/A        -16.78%
LSA Equity Growth (5)                                                   10/01/99     -31.07%      N/A        -14.72%
LSA Mid Cap Value                                                       08/14/01     -9.14%       N/A        -2.46%
LSA Value Equity                                                        10/01/99     -23.56%      N/A        -4.31%
MFS New Discovery - Service Class (7)                                   05/01/98     -33.02%      N/A         0.14%
MFS Utilities Series - Service Class (7)                                01/03/95     -24.28%     -6.57%       2.94%
PEA Science and Technology                                              04/12/00     -50.48%      N/A        -54.95%
OpCap Small Cap                                                         08/01/88     -23.04%     -0.02%       6.09%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -25.86%     -3.13%       2.59%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -17.43%      N/A        -2.69%
PIMCO Foreign Bond                                                      02/16/99      6.27%       N/A         4.08%
PIMCO Money Market                                                      09/30/99     -0.40%       N/A         2.00%
PIMCO Real Return                                                       09/30/99     15.47%       N/A        10.15%
PIMCO Total Return                                                      12/31/97      7.14%      5.16%        5.16%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -2.50%      -3.05%       3.46%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -15.31%     -2.65%       0.40%
Rydex OTC                                                               05/07/97     -39.95%     -3.71%      -2.40%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -26.40%      N/A         3.69%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -23.13%     -7.16%      -8.00%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -23.91%     -2.83%      -2.45%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -22.20%     -3.75%      -2.73%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -16.26%     3.09%        5.61%
Van Kampen UIF High Yield, Class I                                      12/31/96     -8.92%      -4.08%      -1.64%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -2.77%      2.24%        4.54%


(Base Policy with the Income Benefit, Enhanced Death Benefit, and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -33.65%      N/A        -29.11%
Alger American Growth, Class S (1)                                      01/06/89     -35.00%     -2.55%       6.53%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -18.92%     -2.07%       7.18%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -31.78%     -2.73%       5.85%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      7.75%      4.87%        4.72%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -22.15%     -6.18%       2.24%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -15.21%      N/A        -7.54%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -27.29%     -3.99%       6.28%
Lazard Retirement Emerging Markets                                      11/03/97     -3.60%      -6.71%      -7.51%
LSA Aggressive Growth                                                   08/14/01     -33.05%      N/A        -29.08%
LSA Balanced                                                            10/01/99     -20.04%      N/A        -3.96%
LSA Basic Value                                                         08/14/01     -23.37%      N/A        -20.22%
LSA Blue Chip                                                           08/14/01     -27.77%      N/A        -23.63%
LSA Capital Appreciation                                                08/14/01     -30.18%      N/A        -24.25%
LSA Capital Growth (5)                                                  10/01/99     -25.98%      N/A        -11.63%
LSA Disciplined Equity (6)                                              10/01/99     -26.85%      N/A        -14.08%
LSA Diversified Mid-Cap                                                 08/14/01     -20.97%      N/A        -15.88%
LSA Emerging Growth Equity                                              10/01/99     -43.13%      N/A        -17.07%
LSA Equity Growth (5)                                                   10/01/99     -31.31%      N/A        -15.01%
LSA Mid Cap Value                                                       08/14/01     -9.46%       N/A        -2.80%
LSA Value Equity                                                        10/01/99     -23.83%      N/A        -4.65%
MFS New Discovery - Service Class (7)                                   05/01/98     -33.25%      N/A        -0.21%
MFS Utilities Series - Service Class (7)                                01/03/95     -24.54%     -6.90%       2.58%
PEA Science and Technology                                              04/12/00     -50.66%      N/A        -55.11%
OpCap Small Cap                                                         08/01/88     -23.31%     -0.37%       5.72%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -26.12%     -3.47%       2.23%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -17.72%      N/A        -3.03%
PIMCO Foreign Bond                                                      02/16/99      5.90%       N/A         3.72%
PIMCO Money Market                                                      09/30/99     -0.75%       N/A         1.64%
PIMCO Real Return                                                       09/30/99     15.07%       N/A         9.76%
PIMCO Total Return                                                      12/31/97      6.77%      4.79%        4.79%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -2.84%      -3.39%       3.10%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -15.60%     -2.99%       0.05%
Rydex OTC                                                               05/07/97     -40.16%     -4.05%      -2.74%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -26.65%      N/A         3.32%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -23.39%     -7.49%      -8.32%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -24.18%     -3.17%      -2.79%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -22.47%     -4.09%      -3.07%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -16.56%     2.73%        5.24%
Van Kampen UIF High Yield, Class I                                      12/31/96     -9.24%      -4.42%      -1.98%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -3.11%      1.88%        4.18%



(1) The Portfolio's Class S shares (12b-1 class) were first offered on 4/30/02. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Class O shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Effective 12/31/02 the Janus Aspen Series Global Value Portfolio changed its name to Janus Aspen Series International Value Portfolio.

(4) The Portfolio's Service Shares (12b-1 class) were first offered on 12/31/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Institutional Shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(6) On 5/1/03 the LSA Disciplined Equity Fund was merged into the LSA Equity Growth Fund and was closed.

(7) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(8) The Service Class shares (12b-1 class) of the Oppenheimer International Growth Fund and the Oppenheimer Main Street Small Cap Fund were first offered on 3/19/01 and 7/16/01, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' non-12b-1 class shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(9) For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(10) Effective 5/1/03 the Salomon Brothers Variable Capital Fund changed its name to Salomon Brothers Variable All Cap Fund.

(11) Each of the Portfolios' Class B shares (12b-1 class) were first offered on 4/30/02. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class A shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(12) The Portfolio's Class II shares (12b-1 class) were first offered on 12/31/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Class I shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

(13) The Portfolio's Class II shares (12b-1 class) were first offered on 11/5/02. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Class I shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.


ADJUSTED HISTORICAL TOTAL RETURNS
We may advertise the total return for periods prior to the date that the Variable Subaccounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Subaccounts under the Contract, other than the withdrawal charge. The adjusted historical total returns for the Variable Subaccounts for the periods ended December 31, 2001 are set out below.

(Base Policy with no riders)


                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.06%      N/A        -32.04%
Alger American Growth, Class S (1)                                      01/06/89     -40.43%     -2.70%       7.39%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -24.21%     -2.20%       8.04%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -37.18%     -2.88%       6.70%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      2.67%      5.02%        5.56%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -27.47%     -6.51%       3.06%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -20.48%      N/A        -10.59%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -32.65%     -4.21%       7.13%
Lazard Retirement Emerging Markets                                      11/03/97     -8.77%      -7.07%      -7.90%
LSA Aggressive Growth                                                   08/14/01     -38.46%      N/A        -33.47%
LSA Balanced                                                            10/01/99     -25.35%      N/A        -4.91%
LSA Basic Value                                                         08/14/01     -28.70%      N/A        -24.32%
LSA Blue Chip                                                           08/14/01     -33.14%      N/A        -27.83%
LSA Capital Appreciation                                                08/14/01     -35.57%      N/A        -28.48%
LSA Capital Growth (5)                                                  10/01/99     -31.34%      N/A        -13.01%
LSA Disciplined Equity (6)                                              10/01/99     -32.21%      N/A        -15.62%
LSA Diversified Mid-Cap                                                 08/14/01     -26.28%      N/A        -19.85%
LSA Emerging Growth Equity                                              10/01/99     -48.62%      N/A        -18.83%
LSA Equity Growth (5)                                                   10/01/99     -36.71%      N/A        -16.62%
LSA Mid Cap Value                                                       08/14/01     -14.68%      N/A        -6.40%
LSA Value Equity                                                        10/01/99     -29.17%      N/A        -5.63%
MFS New Discovery - Service Class (7)                                   05/01/98     -38.67%      N/A        -0.50%
MFS Utilities Series - Service Class (7)                                01/03/95     -29.88%     -7.27%       3.15%
PEA Science and Technology                                              04/12/00     -56.21%      N/A        -65.30%
OpCap Small Cap                                                         08/01/88     -28.64%     -0.42%       6.57%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -31.48%     -3.66%       3.05%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -23.01%      N/A        -3.46%
PIMCO Foreign Bond                                                      02/16/99      0.80%       N/A         3.37%
PIMCO Money Market                                                      09/30/99     -5.90%       N/A         0.95%
PIMCO Real Return                                                       09/30/99     10.04%       N/A         9.38%
PIMCO Total Return                                                      12/31/97      1.67%      4.94%        4.94%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -8.01%      -3.57%       3.92%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -20.87%     -3.16%       0.16%
Rydex OTC                                                               05/07/97     -45.62%     -4.26%      -2.80%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -32.01%      N/A         3.24%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -28.73%     -7.90%      -8.73%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -29.52%     -3.35%      -2.91%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -27.80%     -4.31%      -3.19%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -21.83%     2.81%        5.66%
Van Kampen UIF High Yield, Class I                                      12/31/96     -14.46%     -4.65%      -1.81%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -8.28%      1.92%        4.43%

(Base Policy with the Enhanced Earnings Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.30%      N/A        -32.32%
Alger American Growth, Class S (1)                                      01/06/89     -40.66%     -3.05%       7.01%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -24.50%     -2.56%       7.66%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -37.42%     -3.24%       6.32%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      2.29%      4.65%        5.19%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -27.75%     -6.86%       2.70%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -20.78%      N/A        -10.93%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -32.91%     -4.56%       6.75%
Lazard Retirement Emerging Markets                                      11/03/97     -9.11%      -7.42%      -8.24%
LSA Aggressive Growth                                                   08/14/01     -38.70%      N/A        -33.73%
LSA Balanced                                                            10/01/99     -25.63%      N/A        -5.26%
LSA Basic Value                                                         08/14/01     -28.97%      N/A        -24.60%
LSA Blue Chip                                                           08/14/01     -33.39%      N/A        -28.11%
LSA Capital Appreciation                                                08/14/01     -35.81%      N/A        -28.75%
LSA Capital Growth (5)                                                  10/01/99     -31.60%      N/A        -13.33%
LSA Disciplined Equity (6)                                              10/01/99     -32.47%      N/A        -15.94%
LSA Diversified Mid-Cap                                                 08/14/01     -26.56%      N/A        -20.15%
LSA Emerging Growth Equity                                              10/01/99     -48.82%      N/A        -19.15%
LSA Equity Growth (5)                                                   10/01/99     -36.95%      N/A        -16.94%
LSA Mid Cap Value                                                       08/14/01     -15.00%      N/A        -6.75%
LSA Value Equity                                                        10/01/99     -29.43%      N/A        -5.98%
MFS New Discovery - Service Class (7)                                   05/01/98     -38.90%      N/A        -0.87%
MFS Utilities Series - Service Class (7)                                01/03/95     -30.15%     -7.62%       2.78%
PEA Science and Technology                                              04/12/00     -56.38%      N/A        -65.55%
OpCap Small Cap                                                         08/01/88     -28.91%     -0.78%       6.20%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -31.74%     -4.01%       2.69%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -23.30%      N/A        -3.82%
PIMCO Foreign Bond                                                      02/16/99      0.43%       N/A         2.99%
PIMCO Money Market                                                      09/30/99     -6.25%       N/A         0.58%
PIMCO Real Return                                                       09/30/99      9.64%       N/A         8.98%
PIMCO Total Return                                                      12/31/97      1.30%      4.56%        4.56%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -8.35%      -3.93%       3.56%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -21.17%     -3.51%      -0.20%
Rydex OTC                                                               05/07/97     -45.84%     -4.62%      -3.16%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -32.27%      N/A         2.87%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -29.00%     -8.24%      -9.07%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -29.78%     -3.71%      -3.26%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -28.07%     -4.66%      -3.54%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -22.13%     2.43%        5.28%
Van Kampen UIF High Yield, Class I                                      12/31/96     -14.78%     -5.01%      -2.16%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -8.63%      1.55%        4.05%


(Base Policy with the Enhanced Death Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.23%      N/A        -32.24%
Alger American Growth, Class S (1)                                      01/06/89     -40.59%     -2.95%       7.12%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -24.42%     -2.46%       7.77%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -37.35%     -3.14%       6.43%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      2.40%      4.75%        5.30%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -27.67%     -6.76%       2.80%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -20.69%      N/A        -10.83%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -32.84%     -4.46%       6.86%
Lazard Retirement Emerging Markets                                      11/03/97     -9.01%      -7.32%      -8.14%
LSA Aggressive Growth                                                   08/14/01     -38.63%      N/A        -33.66%
LSA Balanced                                                            10/01/99     -25.55%      N/A        -5.16%
LSA Basic Value                                                         08/14/01     -28.90%      N/A        -24.52%
LSA Blue Chip                                                           08/14/01     -33.32%      N/A        -28.03%
LSA Capital Appreciation                                                08/14/01     -35.74%      N/A        -28.67%
LSA Capital Growth (5)                                                  10/01/99     -31.52%      N/A        -13.24%
LSA Disciplined Equity (6)                                              10/01/99     -32.40%      N/A        -15.85%
LSA Diversified Mid-Cap                                                 08/14/01     -26.48%      N/A        -20.06%
LSA Emerging Growth Equity                                              10/01/99     -48.77%      N/A        -19.06%
LSA Equity Growth (5)                                                   10/01/99     -36.88%      N/A        -16.85%
LSA Mid Cap Value                                                       08/14/01     -14.91%      N/A        -6.65%
LSA Value Equity                                                        10/01/99     -29.36%      N/A        -5.88%
MFS New Discovery - Service Class (7)                                   05/01/98     -38.84%      N/A        -0.76%
MFS Utilities Series - Service Class (7)                                01/03/95     -30.07%     -7.52%       2.89%
PEA Science and Technology                                              04/12/00     -56.33%      N/A        -65.48%
OpCap Small Cap                                                         08/01/88     -28.83%     -0.68%       6.30%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -31.66%     -3.91%       2.79%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -23.21%      N/A        -3.72%
PIMCO Foreign Bond                                                      02/16/99      0.53%       N/A         3.10%
PIMCO Money Market                                                      09/30/99     -6.15%       N/A         0.69%
PIMCO Real Return                                                       09/30/99      9.75%       N/A         9.10%
PIMCO Total Return                                                      12/31/97      1.41%      4.67%        4.67%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -8.25%      -3.83%       3.66%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -21.09%     -3.41%      -0.10%
Rydex OTC                                                               05/07/97     -45.77%     -4.52%      -3.05%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -32.20%      N/A         2.97%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -28.92%     -8.14%      -8.97%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -29.71%     -3.60%      -3.16%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -27.99%     -4.56%      -3.44%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -22.05%     2.54%        5.39%
Van Kampen UIF High Yield, Class I                                      12/31/96     -14.69%     -4.91%      -2.06%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -8.53%      1.66%        4.16%


(Base Policy with the Enhanced Death Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.46%      N/A        -32.51%
Alger American Growth, Class S (1)                                      01/06/89     -40.82%     -3.31%       6.74%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -24.70%     -2.81%       7.40%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -37.59%     -3.49%       6.06%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      2.02%      4.37%        4.93%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -27.94%     -7.11%       2.44%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -20.99%      N/A        -11.16%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -33.09%     -4.82%       6.49%
Lazard Retirement Emerging Markets                                      11/03/97     -9.35%      -7.66%      -8.49%
LSA Aggressive Growth                                                   08/14/01     -38.86%      N/A        -33.91%
LSA Balanced                                                            10/01/99     -25.83%      N/A        -5.51%
LSA Basic Value                                                         08/14/01     -29.17%      N/A        -24.81%
LSA Blue Chip                                                           08/14/01     -33.57%      N/A        -28.31%
LSA Capital Appreciation                                                08/14/01     -35.99%      N/A        -28.95%
LSA Capital Growth (5)                                                  10/01/99     -31.78%      N/A        -13.57%
LSA Disciplined Equity (6)                                              10/01/99     -32.65%      N/A        -16.17%
LSA Diversified Mid-Cap                                                 08/14/01     -26.76%      N/A        -20.36%
LSA Emerging Growth Equity                                              10/01/99     -48.97%      N/A        -19.37%
LSA Equity Growth (5)                                                   10/01/99     -37.12%      N/A        -17.17%
LSA Mid Cap Value                                                       08/14/01     -15.23%      N/A        -7.00%
LSA Value Equity                                                        10/01/99     -29.63%      N/A        -6.23%
MFS New Discovery - Service Class (7)                                   05/01/98     -39.07%      N/A        -1.13%
MFS Utilities Series - Service Class (7)                                01/03/95     -30.34%     -7.86%       2.52%
PEA Science and Technology                                              04/12/00     -56.51%      N/A        -65.73%
OpCap Small Cap                                                         08/01/88     -29.10%     -1.04%       5.93%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -31.92%     -4.27%       2.43%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -23.50%      N/A        -4.07%
PIMCO Foreign Bond                                                      02/16/99      0.16%       N/A         2.73%
PIMCO Money Market                                                      09/30/99     -6.50%       N/A         0.32%
PIMCO Real Return                                                       09/30/99      9.35%       N/A         8.70%
PIMCO Total Return                                                      12/31/97      1.03%      4.29%        4.29%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -8.59%      -4.18%       3.30%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -21.38%     -3.76%      -0.46%
Rydex OTC                                                               05/07/97     -45.99%     -4.87%      -3.41%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -32.46%      N/A         2.60%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -29.19%     -8.48%      -9.31%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -29.97%     -3.96%      -3.52%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -28.27%     -4.91%      -3.80%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -22.34%     2.17%        5.01%
Van Kampen UIF High Yield, Class I                                      12/31/96     -15.01%     -5.26%      -2.42%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -8.87%      1.29%        3.78%


(Base Policy with the Income Benefit Rider)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.20%      N/A        -32.20%
Alger American Growth, Class S (1)                                      01/06/89     -40.56%     -2.90%       7.17%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -24.38%     -2.40%       7.83%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -37.32%     -3.09%       6.48%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      2.45%      4.81%        5.35%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -27.63%     -6.71%       2.85%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -20.65%      N/A        -10.78%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -32.80%     -4.41%       6.91%
Lazard Retirement Emerging Markets                                      11/03/97     -8.97%      -7.27%      -8.09%
LSA Aggressive Growth                                                   08/14/01     -38.60%      N/A        -33.62%
LSA Balanced                                                            10/01/99     -25.51%      N/A        -5.11%
LSA Basic Value                                                         08/14/01     -28.86%      N/A        -24.48%
LSA Blue Chip                                                           08/14/01     -33.28%      N/A        -27.99%
LSA Capital Appreciation                                                08/14/01     -35.71%      N/A        -28.64%
LSA Capital Growth (5)                                                  10/01/99     -31.49%      N/A        -13.19%
LSA Disciplined Equity (6)                                              10/01/99     -32.36%      N/A        -15.81%
LSA Diversified Mid-Cap                                                 08/14/01     -26.44%      N/A        -20.02%
LSA Emerging Growth Equity                                              10/01/99     -48.74%      N/A        -19.01%
LSA Equity Growth (5)                                                   10/01/99     -36.85%      N/A        -16.80%
LSA Mid Cap Value                                                       08/14/01     -14.87%      N/A        -6.60%
LSA Value Equity                                                        10/01/99     -29.32%      N/A        -5.83%
MFS New Discovery - Service Class (7)                                   05/01/98     -38.80%      N/A        -0.71%
MFS Utilities Series - Service Class (7)                                01/03/95     -30.04%     -7.47%       2.94%
PEA Science and Technology                                              04/12/00     -56.31%      N/A        -65.45%
OpCap Small Cap                                                         08/01/88     -28.79%     -0.63%       6.36%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -31.63%     -3.86%       2.84%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -23.17%      N/A        -3.67%
PIMCO Foreign Bond                                                      02/16/99      0.59%       N/A         3.16%
PIMCO Money Market                                                      09/30/99     -6.10%       N/A         0.74%
PIMCO Real Return                                                       09/30/99      9.81%       N/A         9.15%
PIMCO Total Return                                                      12/31/97      1.46%      4.73%        4.72%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -8.20%      -3.78%       3.72%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -21.05%     -3.36%      -0.04%
Rydex OTC                                                               05/07/97     -45.74%     -4.47%      -3.00%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -32.16%      N/A         3.03%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -28.88%     -8.09%      -8.92%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -29.67%     -3.55%      -3.11%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -27.95%     -4.51%      -3.39%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -22.00%     2.59%        5.44%
Van Kampen UIF High Yield, Class I                                      12/31/96     -14.65%     -4.86%      -2.01%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -8.48%      1.71%        4.21%


(Base Policy with the Income Benefit and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.43%      N/A        -32.47%
Alger American Growth, Class S (1)                                      01/06/89     -40.79%     -3.26%       6.80%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -24.66%     -2.76%       7.45%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -37.56%     -3.44%       6.11%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      2.07%      4.43%        4.98%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -27.91%     -7.06%       2.49%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -20.95%      N/A        -11.12%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -33.06%     -4.77%       6.54%
Lazard Retirement Emerging Markets                                      11/03/97     -9.30%      -7.61%      -8.44%
LSA Aggressive Growth                                                   08/14/01     -38.83%      N/A        -33.88%
LSA Balanced                                                            10/01/99     -25.79%      N/A        -5.46%
LSA Basic Value                                                         08/14/01     -29.13%      N/A        -24.77%
LSA Blue Chip                                                           08/14/01     -33.54%      N/A        -28.27%
LSA Capital Appreciation                                                08/14/01     -35.95%      N/A        -28.91%
LSA Capital Growth (5)                                                  10/01/99     -31.75%      N/A        -13.52%
LSA Disciplined Equity (6)                                              10/01/99     -32.62%      N/A        -16.13%
LSA Diversified Mid-Cap                                                 08/14/01     -26.72%      N/A        -20.32%
LSA Emerging Growth Equity                                              10/01/99     -48.94%      N/A        -19.32%
LSA Equity Growth (5)                                                   10/01/99     -37.09%      N/A        -17.12%
LSA Mid Cap Value                                                       08/14/01     -15.18%      N/A        -6.95%
LSA Value Equity                                                        10/01/99     -29.59%      N/A        -6.18%
MFS New Discovery - Service Class (7)                                   05/01/98     -39.04%      N/A        -1.07%
MFS Utilities Series - Service Class (7)                                01/03/95     -30.30%     -7.82%       2.57%
PEA Science and Technology                                              04/12/00     -56.48%      N/A        -65.70%
OpCap Small Cap                                                         08/01/88     -29.06%     -0.99%       5.98%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -31.89%     -4.22%       2.48%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -23.46%      N/A        -4.02%
PIMCO Foreign Bond                                                      02/16/99      0.21%       N/A         2.78%
PIMCO Money Market                                                      09/30/99     -6.45%       N/A         0.37%
PIMCO Real Return                                                       09/30/99      9.41%       N/A         8.76%
PIMCO Total Return                                                      12/31/97      1.08%      4.35%        4.35%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -8.54%      -4.13%       3.35%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -21.34%     -3.71%      -0.41%
Rydex OTC                                                               05/07/97     -45.96%     -4.82%      -3.36%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -32.42%      N/A         2.65%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -29.15%     -8.43%      -9.26%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -29.94%     -3.91%      -3.47%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -28.23%     -4.86%      -3.74%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -22.30%     2.22%        5.07%
Van Kampen UIF High Yield, Class I                                      12/31/96     -14.97%     -5.21%      -2.37%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -8.82%      1.34%        3.84%


(Base Policy with the Enhanced Death Benefit and Income Benefit Riders)


                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.36%      N/A        -32.39%
Alger American Growth, Class S (1)                                      01/06/89     -40.72%     -3.15%       6.90%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -24.58%     -2.66%       7.56%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -37.49%     -3.34%       6.22%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      2.18%      4.54%        5.09%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -27.83%     -6.96%       2.60%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -20.86%      N/A        -11.02%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -32.98%     -4.66%       6.65%
Lazard Retirement Emerging Markets                                      11/03/97     -9.21%      -7.52%      -8.34%
LSA Aggressive Growth                                                   08/14/01     -38.76%      N/A        -33.80%
LSA Balanced                                                            10/01/99     -25.71%      N/A        -5.36%
LSA Basic Value                                                         08/14/01     -29.05%      N/A        -24.69%
LSA Blue Chip                                                           08/14/01     -33.46%      N/A        -28.19%
LSA Capital Appreciation                                                08/14/01     -35.88%      N/A        -28.83%
LSA Capital Growth (5)                                                  10/01/99     -31.67%      N/A        -13.43%
LSA Disciplined Equity (6)                                              10/01/99     -32.54%      N/A        -16.04%
LSA Diversified Mid-Cap                                                 08/14/01     -26.64%      N/A        -20.24%
LSA Emerging Growth Equity                                              10/01/99     -48.88%      N/A        -19.23%
LSA Equity Growth (5)                                                   10/01/99     -37.02%      N/A        -17.03%
LSA Mid Cap Value                                                       08/14/01     -15.09%      N/A        -6.85%
LSA Value Equity                                                        10/01/99     -29.51%      N/A        -6.08%
MFS New Discovery - Service Class (7)                                   05/01/98     -38.97%      N/A        -0.97%
MFS Utilities Series - Service Class (7)                                01/03/95     -30.23%     -7.72%       2.68%
PEA Science and Technology                                              04/12/00     -56.43%      N/A        -65.63%
OpCap Small Cap                                                         08/01/88     -28.99%     -0.89%       6.09%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -31.81%     -4.12%       2.59%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -23.38%      N/A        -3.92%
PIMCO Foreign Bond                                                      02/16/99      0.32%       N/A         2.89%
PIMCO Money Market                                                      09/30/99     -6.35%       N/A         0.48%
PIMCO Real Return                                                       09/30/99      9.52%       N/A         8.87%
PIMCO Total Return                                                      12/31/97      1.19%      4.46%        4.45%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -8.45%      -4.03%       3.46%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -21.26%     -3.61%      -0.30%
Rydex OTC                                                               05/07/97     -45.90%     -4.72%      -3.26%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -32.35%      N/A         2.76%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -29.08%     -8.34%      -9.17%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -29.86%     -3.81%      -3.37%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -28.15%     -4.76%      -3.64%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -22.21%     2.33%        5.17%
Van Kampen UIF High Yield, Class I                                      12/31/96     -14.87%     -5.11%      -2.27%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -8.72%      1.45%        3.95%

(Base Policy with the Income Benefit, Enhanced Death Benefit, and Enhanced Earnings Death Benefit Riders)

                                                                                          Average Annual Return
                                                                                                           10 Year or
                                                                                                              Since
                                                                       Inception     1 Year      5 Year     Inception
                                Fund                                      Date         (%)        (%)          (%)

AIM V.I. Dent Demographic Trends                                        12/29/99     -39.60%      N/A        -32.67%
Alger American Growth, Class S (1)                                      01/06/89     -40.95%     -3.51%       6.53%
Fidelity VIP Equity-Income - Service Class 2 (2)                        10/23/86     -24.87%     -3.02%       7.18%
Fidelity VIP Growth - Service Class 2                                   10/09/86     -37.73%     -3.70%       5.85%
Fidelity VIP Investment Grade Bond - Service Class 2 (2)                12/05/88      1.80%      4.16%        4.72%
Fidelity VIP Overseas - Service Class 2 (2)                             01/29/87     -28.10%     -7.30%       2.24%
Janus Aspen Series International Value - Service Shares (3)             05/01/01     -21.16%      N/A        -11.35%
Janus Aspen Series Worldwide Growth - Service Shares (4)                09/13/93     -33.24%     -5.02%       6.28%
Lazard Retirement Emerging Markets                                      11/03/97     -9.55%      -7.86%      -8.68%
LSA Aggressive Growth                                                   08/14/01     -39.00%      N/A        -34.06%
LSA Balanced                                                            10/01/99     -25.99%      N/A        -5.71%
LSA Basic Value                                                         08/14/01     -29.32%      N/A        -24.97%
LSA Blue Chip                                                           08/14/01     -33.72%      N/A        -28.46%
LSA Capital Appreciation                                                08/14/01     -36.13%      N/A        -29.10%
LSA Capital Growth (5)                                                  10/01/99     -31.93%      N/A        -13.76%
LSA Disciplined Equity (6)                                              10/01/99     -32.80%      N/A        -16.35%
LSA Diversified Mid-Cap                                                 08/14/01     -26.92%      N/A        -20.54%
LSA Emerging Growth Equity                                              10/01/99     -49.08%      N/A        -19.55%
LSA Equity Growth (5)                                                   10/01/99     -37.26%      N/A        -17.35%
LSA Mid Cap Value                                                       08/14/01     -15.41%      N/A        -7.20%
LSA Value Equity                                                        10/01/99     -29.78%      N/A        -6.43%
MFS New Discovery - Service Class (7)                                   05/01/98     -39.20%      N/A        -1.33%
MFS Utilities Series - Service Class (7)                                01/03/95     -30.49%     -8.06%       2.31%
PEA Science and Technology                                              04/12/00     -56.61%      N/A        -65.88%
OpCap Small Cap                                                         08/01/88     -29.26%     -1.25%       5.72%
Oppenheimer International Growth - Service Class (8)                    05/13/92     -32.07%     -4.47%       2.23%
Oppenheimer Main Street Small Cap - Service Class (8)                   05/01/98     -23.67%      N/A        -4.28%
PIMCO Foreign Bond                                                      02/16/99     -0.05%       N/A         2.51%
PIMCO Money Market                                                      09/30/99     -6.70%       N/A         0.11%
PIMCO Real Return                                                       09/30/99      9.12%       N/A         8.48%
PIMCO Total Return                                                      12/31/97      0.82%      4.08%        4.08%
Putnam VT High Yield - Class IB (9)                                     02/01/88     -8.79%      -4.38%       3.10%
Putnam VT International Growth and Income - Class IB (9)                01/02/97     -21.55%     -3.97%      -0.67%
Rydex OTC                                                               05/07/97     -46.11%     -5.07%      -3.62%
Rydex Sector Rotation                                                   05/01/02       N/A        N/A          N/A
Salomon Brothers Variable All Cap (10)                                  02/17/98     -32.60%      N/A         2.38%
Scudder VIT EAFE Equity Index - Class B (11)                            08/21/97     -29.34%     -8.68%      -9.51%
Scudder VIT Equity 500 Index - Class B (11)                             10/01/97     -30.13%     -4.16%      -3.72%
Scudder VIT Small Cap Index - Class B (11)                              08/22/97     -28.42%     -5.11%      -4.00%
Van Kampen LIT Growth & Income, Class II (12)                           12/23/96     -22.51%     1.96%        4.80%
Van Kampen UIF High Yield, Class I                                      12/31/96     -15.19%     -5.46%      -2.62%
Van Kampen UIF U.S. Real Estate, Class II (13)                          03/03/97     -9.06%      1.08%        3.57%


(1) The Portfolio's Class S shares (12b-1 class) were first offered on 4/30/02. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Class O shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

(2) Each of the Portfolios' Service Class 2 shares (12b-1 class) were first offered on 1/12/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(3) Effective 12/31/02 the Janus Aspen Series Global Value Portfolio changed its name to Janus Aspen Series International Value Portfolio.

(4) The Portfolio's Service Shares (12b-1 class) were first offered on 12/31/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Institutional Shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

(5) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively.

(6) On 5/1/03 the LSA Disciplined Equity Fund was merged into the LSA Equity Growth Fund and was closed.

(7) Each of the Portfolios Service Class shares (12b-1 class) were first offered on 5/1/00. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Initial Class shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(8) The Service Class shares (12b-1 class) of the Oppenheimer International Growth Fund and the Oppenheimer Main Street Small Cap Fund were first offered on 3/19/01 and 7/16/01, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' non-12b-1 class shares, adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(9) For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(10) Effective 5/1/03 the Salomon Brothers Variable Capital Fund changed its name to Salomon Brothers Variable All Cap Fund.

(11) Each of the Portfolios' Class B shares (12b-1 class) were first offered on 4/30/02. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class A shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(12) The Portfolio's Class II shares (12b-1 class) were first offered on 12/31/99. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Class I shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.

(13) The Portfolio's Class II shares (12b-1 class) were first offered on 11/5/02. For periods prior to this date, the performance shown is based on the historical performance of the Portfolio's Class I shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolio's 12b-1 class shares.
----------------------



CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Subaccount and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Subaccount for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Subaccount for the current Valuation Period.

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges, including optional rider charges, are contained in the prospectus. Attached as Apendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of Accumulation Units reflecting other combinations of optional riders available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable optional riders, if later.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Subaccount assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge, including any increase to the mortality and expense risk charge for an optional benefit Rider. We determine the Net Investment Factor for each Variable Subaccount for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) The sum of:

     (1) the net asset value per share of the mutual fund underlying the Subaccount determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the subaccount during the current Valuation Period.

(B) Divided by the net asset value per share of the mutual fund underlying the Subaccount determined as of the end of the immediately preceding Valuation Period.

(C) The result is reduced by the Mortality and Expense Risk Charge and the Administrative Expense Charge corresponding to the portion of the 365-day year (366 days for a Leap Year)that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Subaccount less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Subaccount's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Subaccount by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Subaccount.

CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Subaccount are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Subaccount invests. We calculate the Annuity Unit Value for each Variable Subaccount at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Subaccount's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY
We will not contest the Contract after we issue it.

SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Subaccounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES
We do not establish capital gains tax reserves for any Variable Subaccount nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements of Lincoln Benefit Life Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule incorporated by reference in the prospectus and included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is included hererin and incorporated by reference in the prospectus (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement described in Note 12), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Variable Annuity Account as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for each of the periods in the two year period then ended, the financials statements of Lincoln Benefit as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and financial statement schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.







                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges, including optional rider charges, are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units reflecting other combinations of optional riders available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable optional riders, if later. All of the Variable Sub-Accounts were first offered under the Contracts on August 10, 2001.


                                   Base Policy with Enhanced Earnings Death Benefit Rider (0-55)

                                                             Year ending               Year ending
Fund (1)(2)                                                  December 31, 2001        December 31. 2002
-------------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.77
Accumulation Unit Value Ending                                9.77                      6.523
Number of Units Outstanding at End of Year                    0                         202

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      7.857
Number of Units Outstanding at End of Year                    344                       3,316

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.14
Accumulation Unit Value Ending                                10.14                     10.997
Number of Units Outstanding at End of Year                    423                       2,935

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.35
Accumulation Unit Value Ending                                9.35                      7.324
Number of Units Outstanding at End of Year                    0                         215

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.68
Accumulation Unit Value Ending                                10.68                     9.116
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      7.046
Number of Units Outstanding at End of Year                    447                       3,048

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.91
Accumulation Unit Value Ending                                9.91                      9.619
Number of Units Outstanding at End of Year                    0                         350

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.40
Accumulation Unit Value Ending                                9.40                      6.335
Number of Units Outstanding at End of Year                    0                         0



LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      7.751
Number of Units Outstanding at End of Year                    0                         874

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.60
Accumulation Unit Value Ending                               9.60                      7.400
Number of Units Outstanding at End of Year                    278                       5,835

LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.75
Accumulation Unit Value Ending                                9.75                      7.088
Number of Units Outstanding at End of Year                    0                         2,682

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     7.044
Number of Units Outstanding at End of Year                    0                         0

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.59
Accumulation Unit Value Ending                                9.59                      7.058
Number of Units Outstanding at End of Year                    0                         607

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.99
Accumulation Unit Value Ending                                9.99                      7.946
Number of Units Outstanding at End of Year                    812                       957

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.05
Accumulation Unit Value Ending                                10.06                     5.756
Number of Units Outstanding at End of Year                    187                       664

LSA Equity Growth Fund (3) (4)
Accumulation Unit Value Beginning                             10.00                     9.96
Accumulation Unit Value Ending                                9.96                      6.886
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                             10.00                     9.68
Accumulation Unit Value Ending                                9.68                      7.210
Number of Units Outstanding at End of Year                    0                         203

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.66
Accumulation Unit Value Ending                                10.66                     9.711
Number of Units Outstanding at End of Year                    116                       1,673

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.373
Number of Units Outstanding at End of Year                    193                       317


MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.34
Accumulation Unit Value Ending                                10.34                     6.949
Number of Units Outstanding at End of Year                    254                       505

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.95
Accumulation Unit Value Ending                                8.95                      6.799
Number of Units Outstanding at End of Year                    0                         1,578

The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.49
Accumulation Unit Value Ending                               9.49                      8.665
Number of Units Outstanding at End of Year                    0                         734

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                9.58                      4.758
Number of Units Outstanding at End of Year                    0                         1,290

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.09
Accumulation Unit Value Ending                                10.09                     7.786
Number of Units Outstanding at End of Year                    55                        40

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.10
Accumulation Unit Value Ending                                9.10                      6.767
Number of Units Outstanding at End of Year                    144                       59

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.30
Accumulation Unit Value Ending                                10.30                     8.527
Number of Units Outstanding at End of Year                    0                         2,118

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.12
Accumulation Unit Value Ending                                10.12                     10.784
Number of Units Outstanding at End of Year                    0                         767

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.04
Accumulation Unit Value Ending                                10.04                     10.026
Number of Units Outstanding at End of Year                    212                       676

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.14
Accumulation Unit Value Ending                                10.14                     10.896
Number of Units Outstanding at End of Year                    528                       6,918

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.88
Accumulation Unit Value Ending                               9.88                      9.663
Number of Units Outstanding at End of Year                    0                         248


Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.44
Accumulation Unit Value Ending                                 9.44                      8.017
Number of Units Outstanding at End of Year                    0                         2,113

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.80
Accumulation Unit Value Ending                                9.80                      5.901
Number of Units Outstanding at End of Year                    0                         0

Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.68
Accumulation Unit Value Ending                                9.68                      7.144
Number of Units Outstanding at End of Year                    896                       2,983

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      8.091
Number of Units Outstanding at End of Year                    273                       5,315

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.













                                   Base Policy with Enhanced Earnings Death Benefit Rider (56-65)

                                                          Year ending               Year ending
Fund (1)(2)                                               December 31, 2001        December 31. 2002
----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.76
Accumulation Unit Value Ending                                9.76                      6.514
Number of Units Outstanding at End of Year                    0                         0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.846
Number of Units Outstanding at End of Year                    0                         8,979

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.14
Accumulation Unit Value Ending                                10.14                     10.982
Number of Units Outstanding at End of Year                    0                         2,542

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.34
Accumulation Unit Value Ending                                9.34                      7.314
Number of Units Outstanding at End of Year                    0                         0

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.68
Accumulation Unit Value Ending                                10.68                     9.104
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.036
Number of Units Outstanding at End of Year                    0                         2,329

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.91
Accumulation Unit Value Ending                               9.91                      9.606
Number of Units Outstanding at End of Year                    0                         0

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                            10.00                     9.40
Accumulation Unit Value Ending                                 9.40                      6.326
Number of Units Outstanding at End of Year                     0                         202

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      7.740
Number of Units Outstanding at End of Year                    0                         1,941

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.59
Accumulation Unit Value Ending                                9.59                      7.390
Number of Units Outstanding at End of Year                    0                         3,185



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.75
Accumulation Unit Value Ending                                9.75                      7.078
Number of Units Outstanding at End of Year                    0                         5,044

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     7.035
Number of Units Outstanding at End of Year                    0                         814

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                9.58                      7.015
Number of Units Outstanding at End of Year                    0                         0

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.99
Accumulation Unit Value Ending                                9.99                      7.935
Number of Units Outstanding at End of Year                    0                         753

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.05
Accumulation Unit Value Ending                                10.05                     5.748
Number of Units Outstanding at End of Year                    0                         2,917

LSA Equity Growth Fund(3)(4)
Accumulation Unit Value Beginning                             10.00                     9.96
Accumulation Unit Value Ending                                9.96                      6.876
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Growth Fund(4)
Accumulation Unit Value Beginning                             10.00                     9.68
Accumulation Unit Value Ending                                9.68                      7.197
Number of Units Outstanding at End of Year                    0                         0

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.65
Accumulation Unit Value Ending                                10.65                     9.677
Number of Units Outstanding at End of Year                    0                         0

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.363
Number of Units Outstanding at End of Year                    0                         0

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.34
Accumulation Unit Value Ending                                10.34                     6.939
Number of Units Outstanding at End of Year                    0                         588

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.95
Accumulation Unit Value Ending                                8.95                      6.789
Number of Units Outstanding at End of Year                    0                         4,337


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.48
Accumulation Unit Value Ending                                9.48                      8.653
Number of Units Outstanding at End of Year                    0                         687

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                               9.58                      4.751
Number of Units Outstanding at End of Year                    0                         0

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.08
Accumulation Unit Value Ending                                10.08                     7.775
Number of Units Outstanding at End of Year                    0                         0

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.10
Accumulation Unit Value Ending                                 9.10                      6.757
Number of Units Outstanding at End of Year                    0                         1,597

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.29
Accumulation Unit Value Ending                                10.29                     8.515
Number of Units Outstanding at End of Year                    0                         848

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.11
Accumulation Unit Value Ending                                10.11                     10.769
Number of Units Outstanding at End of Year                    0                         2,170

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.03
Accumulation Unit Value Ending                                10.03                     10.012
Number of Units Outstanding at End of Year                    806                       11,921

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.14
Accumulation Unit Value Ending                                10.14                     10.881
Number of Units Outstanding at End of Year                    0                         5,079

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.88
Accumulation Unit Value Ending                                9.88                      9.650
Number of Units Outstanding at End of Year                    0                         282

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.44
Accumulation Unit Value Ending                                9.44                      8.006
Number of Units Outstanding at End of Year                    0                         2,769

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.79
Accumulation Unit Value Ending                                9.79                      5.893
Number of Units Outstanding at End of Year                    0                         0


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                9.67                      7.134
Number of Units Outstanding at End of Year                    0                         5,473

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      8.079
Number of Units Outstanding at End of Year                    0                         4,479

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                                   Base Policy with Enhanced Earnings Death Benefit Rider (66-75)

                                                           Year ending               Year ending
Fund (1)(2)                                                December 31, 2001        December 31. 2002
-----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.76
Accumulation Unit Value Ending                                9.76                      6.505
Number of Units Outstanding at End of Year                    595                       595

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.835
Number of Units Outstanding at End of Year                    2,083                     7,310

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.967
Number of Units Outstanding at End of Year                    2,916                     7,725

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.34
Accumulation Unit Value Ending                               9.34                      7.303
Number of Units Outstanding at End of Year                    0                         0

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.68
Accumulation Unit Value Ending                               10.68                     9.091
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.026
Number of Units Outstanding at End of Year                    0                         834

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.91
Accumulation Unit Value Ending                                9.91                      9.592
Number of Units Outstanding at End of Year                    0                         0

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.39
Accumulation Unit Value Ending                                9.39                      6.317
Number of Units Outstanding at End of Year                    0                         0

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.730
Number of Units Outstanding at End of Year                    1,750                     4,244

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.59
Accumulation Unit Value Ending                                9.59                      7.380
Number of Units Outstanding at End of Year                    1,216                     1,842



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.74
Accumulation Unit Value Ending                                9.74                      7.069
Number of Units Outstanding at End of Year                    0                         4,880

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     7.025
Number of Units Outstanding at End of Year                    0                         1,550

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     7.038
Number of Units Outstanding at End of Year                    2,904                     2,890

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.98
Accumulation Unit Value Ending                                9.98                      7.924
Number of Units Outstanding at End of Year                    883                       2,995

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.05
Accumulation Unit Value Ending                                10.05                     5.740
Number of Units Outstanding at End of Year                    0                         0

LSA Equity Growth Fund(3)(4)
Accumulation Unit Value Beginning                             10.00                     9.95
Accumulation Unit Value Ending                                9.95                      6.867
Number of Units Outstanding at End of Year                    828                       828

LSA Capital Growth Fund(4)
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                9.67                      7.190
Number of Units Outstanding at End of Year                    1,072                     2,594

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.65
Accumulation Unit Value Ending                                10.65                     9.684
Number of Units Outstanding at End of Year                    0                         420

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.353
Number of Units Outstanding at End of Year                    0                         0

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.34
Accumulation Unit Value Ending                                10.34                     6.929
Number of Units Outstanding at End of Year                    612                       612

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.95
Accumulation Unit Value Ending                                8.95                      6.780
Number of Units Outstanding at End of Year                    0                         0


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.480
Accumulation Unit Value Ending                                9.480                     8.641
Number of Units Outstanding at End of Year                    0                         937

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                9.57                      4.745
Number of Units Outstanding at End of Year                    516                       1,587

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.08
Accumulation Unit Value Ending                                10.08                     7.764
Number of Units Outstanding at End of Year                    0                         1,765

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                9.09                      6.748
Number of Units Outstanding at End of Year                    0                         183

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.29
Accumulation Unit Value Ending                                10.29                     8.504
Number of Units Outstanding at End of Year                    767                       1,446

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.11
Accumulation Unit Value Ending                                10.11                     10.754
Number of Units Outstanding at End of Year                    0                         0

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.03
Accumulation Unit Value Ending                               10.03                     9.999
Number of Units Outstanding at End of Year                    1,303                     7,183

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.866
Number of Units Outstanding at End of Year                    881                       14,359

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                                9.87                      9.636
Number of Units Outstanding at End of Year                    1,380                     8,651

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.43
Accumulation Unit Value Ending                                9.43                      7.995
Number of Units Outstanding at End of Year                    0                         159

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.79
Accumulation Unit Value Ending                                9.79                      5.885
Number of Units Outstanding at End of Year                    0                         0


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                 9.67                      7.124
Number of Units Outstanding at End of Year                     662                      1,411

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      8.068
Number of Units Outstanding at End of Year                    613                       8,928

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growth Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                                           Base Policy with Enhanced Death Benefit Rider

                                                          Year ending               Year ending
Fund (1)(2)                                               December 31, 2001        December 31. 2002
----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.76
Accumulation Unit Value Ending                                9.76                      6.514
Number of Units Outstanding at End of Year                    2,435                     22,908

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.846
Number of Units Outstanding at End of Year                    3,052                     67,561

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.14
Accumulation Unit Value Ending                                10.14                     10.982
Number of Units Outstanding at End of Year                    3,664                     101,969

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.34
Accumulation Unit Value Ending                                9.34                      7.314
Number of Units Outstanding at End of Year                    175                       4,624

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.68
Accumulation Unit Value Ending                                10.68                     9.104
Number of Units Outstanding at End of Year                    186                       5,159

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.036
Number of Units Outstanding at End of Year                    9,171                     40,925

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.91
Accumulation Unit Value Ending                                9.91                      9.606
Number of Units Outstanding at End of Year                    180                       1,769

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.40
Accumulation Unit Value Ending                                9.40                      6.326
Number of Units Outstanding at End of Year                    1,565                     11,823

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      7.740
Number of Units Outstanding at End of Year                    3,147                     65,681

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.59
Accumulation Unit Value Ending                                9.59                      7.390
Number of Units Outstanding at End of Year                    25,537                    133,587



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.75
Accumulation Unit Value Ending                                9.75                      7.078
Number of Units Outstanding at End of Year                    3,993                     117,834

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     7.035
Number of Units Outstanding at End of Year                    5,545                     38,086

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                9.58                      7.048
Number of Units Outstanding at End of Year                    5,588                     59,474

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.99
Accumulation Unit Value Ending                                9.99                      7.935
Number of Units Outstanding at End of Year                    12,114                    101,893

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.05
Accumulation Unit Value Ending                                10.05                     5.748
Number of Units Outstanding at End of Year                    636                       1,071

LSA Equity Growth Fund(3)(4)
Accumulation Unit Value Beginning                             10.00                     9.96
Accumulation Unit Value Ending                                9.96                      6.876
Number of Units Outstanding at End of Year                    2,314                     39,129

LSA Capital Growth Fund(4)
Accumulation Unit Value Beginning                             10.00                     9.68
Accumulation Unit Value Ending                                9.68                      7.200
Number of Units Outstanding at End of Year                    0                         26,443

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.65
Accumulation Unit Value Ending                               10.65                     9.697
Number of Units Outstanding at End of Year                    2,268                     52,017

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.363
Number of Units Outstanding at End of Year                    1,629                     24,248

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.34
Accumulation Unit Value Ending                                10.34                     6.939
Number of Units Outstanding at End of Year                    17,153                    63,239

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.95
Accumulation Unit Value Ending                                8.95                      6.789
Number of Units Outstanding at End of Year                    17,622                    19,018


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.48
Accumulation Unit Value Ending                                 9.48                      8.653
Number of Units Outstanding at End of Year                    1,847                     11,083

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                9.58                      4.751
Number of Units Outstanding at End of Year                    1,470                     7,493

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.08
Accumulation Unit Value Ending                                 10.08                     7.775
Number of Units Outstanding at End of Year                    1,185                     19,049

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.10
Accumulation Unit Value Ending                               9.10                      6.757
Number of Units Outstanding at End of Year                    1,052                     15,658

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.29
Accumulation Unit Value Ending                                10.29                     8.515
Number of Units Outstanding at End of Year                    3,041                     67,418

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.11
Accumulation Unit Value Ending                                10.11                     10.769
Number of Units Outstanding at End of Year                    2,641                     16,558

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.03
Accumulation Unit Value Ending                                 10.03                     10.012
Number of Units Outstanding at End of Year                    7,931                     104,709

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.14
Accumulation Unit Value Ending                                10.14                     10.881
Number of Units Outstanding at End of Year                    6,987                     127,723

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.88
Accumulation Unit Value Ending                                9.88                      9.650
Number of Units Outstanding at End of Year                    4,837                     35,193

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.44
Accumulation Unit Value Ending                                9.44                      8.006
Number of Units Outstanding at End of Year                    1,603                     10,816

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.79
Accumulation Unit Value Ending                                 9.79                      5.893
Number of Units Outstanding at End of Year                    1,826                     25,294


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                9.67                      7.134
Number of Units Outstanding at End of Year                    851                       26,557

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                 9.63                      8.079
Number of Units Outstanding at End of Year                    7,538                     98,568
------------------------------------------------------------------------------------------------------------------------------------


(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                   Base Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (0-55)

                                                           Year ending               Year ending
Fund (1)(2)                                                December 31, 2001        December 31. 2002
-----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.76
Accumulation Unit Value Ending                                9.76                      6.501
Number of Units Outstanding at End of Year                    0                         1,123

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.829
Number of Units Outstanding at End of Year                    0                         1,674

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.959
Number of Units Outstanding at End of Year                    0                         670

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.34
Accumulation Unit Value Ending                                9.34                      7.298
Number of Units Outstanding at End of Year                    0                         567

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.67
Accumulation Unit Value Ending                                10.67                     9.085
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     6.92
Accumulation Unit Value Ending                                6.92                      7.021
Number of Units Outstanding at End of Year                    0                         935

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.91
Accumulation Unit Value Ending                                9.91                      9.586
Number of Units Outstanding at End of Year                    5                         58

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.40
Accumulation Unit Value Ending                                9.40                      6.313
Number of Units Outstanding at End of Year                    0                         2,078

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.724
Number of Units Outstanding at End of Year                    0                         3,156

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.59
Accumulation Unit Value Ending                                 9.59                      7.375
Number of Units Outstanding at End of Year                    0                         2,459



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.74
Accumulation Unit Value Ending                                 9.74                      7.064
Number of Units Outstanding at End of Year                    0                         1,087

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     7.020
Number of Units Outstanding at End of Year                    0                         1,914

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                9.58                      7.033
Number of Units Outstanding at End of Year                    0                         3,493

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.98
Accumulation Unit Value Ending                                9.98                      7.918
Number of Units Outstanding at End of Year                    16                        226

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.05
Accumulation Unit Value Ending                                10.05                     5.736
Number of Units Outstanding at End of Year                    0                         0

LSA Equity Growth Fund (3) (4)
Accumulation Unit Value Beginning                             10.00                     9.95
Accumulation Unit Value Ending                                9.95                      6.862
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                9.67                      7.185
Number of Units Outstanding at End of Year                    19                        292

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.65
Accumulation Unit Value Ending                                10.65                     9.677
Number of Units Outstanding at End of Year                    0                         999

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.347
Number of Units Outstanding at End of Year                    28                        440

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.33
Accumulation Unit Value Ending                                 10.33                     6.924
Number of Units Outstanding at End of Year                    0                         960

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.94
Accumulation Unit Value Ending                                8.94                      6.775
Number of Units Outstanding at End of Year                    0                         339


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.48
Accumulation Unit Value Ending                                 9.48                      8.635
Number of Units Outstanding at End of Year                    5                         2,309

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                9.57                      4.741
Number of Units Outstanding at End of Year                    0                         0

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.08
Accumulation Unit Value Ending                                10.08                     7.759
Number of Units Outstanding at End of Year                    0                         274

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                9.09                      6.743
Number of Units Outstanding at End of Year                    21                        318

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.29
Accumulation Unit Value Ending                                10.29                     8.498
Number of Units Outstanding at End of Year                    9                         1,259

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.11
Accumulation Unit Value Ending                                10.11                     10.746
Number of Units Outstanding at End of Year                    14                        991

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.03
Accumulation Unit Value Ending                                10.03                     9.992
Number of Units Outstanding at End of Year                    12                        4,460

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.858
Number of Units Outstanding at End of Year                    31                        2,748

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                                9.87                      9.630
Number of Units Outstanding at End of Year                    0                         635

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.43
Accumulation Unit Value Ending                                9.43                      7.989
Number of Units Outstanding at End of Year                    0                         0

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.79
Accumulation Unit Value Ending                                9.79                      5.880
Number of Units Outstanding at End of Year                    0                         851


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                9.67                      7.119
Number of Units Outstanding at End of Year                    0                         309

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      8.062
Number of Units Outstanding at End of Year                    0                         2,870

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                  Base Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)

                                                          Year ending               Year ending
Fund (1)(2)                                               December 31, 2001        December 31. 2002
----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.76
Accumulation Unit Value Ending                                9.76                      6.492
Number of Units Outstanding at End of Year                    0                         5,882

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.818
Number of Units Outstanding at End of Year                    0                         478

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.944
Number of Units Outstanding at End of Year                    0                         10,749

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.34
Accumulation Unit Value Ending                                 9.34                      7.288
Number of Units Outstanding at End of Year                    0                         0

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.67
Accumulation Unit Value Ending                                 10.67                     9.072
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.011
Number of Units Outstanding at End of Year                    0                         428

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.90
Accumulation Unit Value Ending                                 9.90                      9.572
Number of Units Outstanding at End of Year                    0                         0

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.39
Accumulation Unit Value Ending                                9.39                      6.304
Number of Units Outstanding at End of Year                    0                         593

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.713
Number of Units Outstanding at End of Year                    0                         904

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      7.364
Number of Units Outstanding at End of Year                    0                         6,764



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.74
Accumulation Unit Value Ending                                9.74                      7.054
Number of Units Outstanding at End of Year                    0                         75

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.01
Accumulation Unit Value Ending                                 10.01                     7.010
Number of Units Outstanding at End of Year                    0                         2,544

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     10.01
Accumulation Unit Value Ending                                10.01                     7.024
Number of Units Outstanding at End of Year                    0                         6,598

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.98
Accumulation Unit Value Ending                                 9.98                      7.907
Number of Units Outstanding at End of Year                    0                         392

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.04
Accumulation Unit Value Ending                                10.04                     5.728
Number of Units Outstanding at End of Year                    0                         0

LSA Equity Growth Fund(3)(4)
Accumulation Unit Value Beginning                             10.00                     9.95
Accumulation Unit Value Ending                                 9.95                      6.852
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Growth Fund(4)
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                 9.67                      7.175
Number of Units Outstanding at End of Year                    0                         528

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.64
Accumulation Unit Value Ending                                10.64                     9.663
Number of Units Outstanding at End of Year                    0                         947

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.337
Number of Units Outstanding at End of Year                    0                         1,353

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.33
Accumulation Unit Value Ending                                 10.33                     6.915
Number of Units Outstanding at End of Year                    0                         633

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.94
Accumulation Unit Value Ending                               8.94                      6.766
Number of Units Outstanding at End of Year                    0                         0


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.47
Accumulation Unit Value Ending                                9.47                      8.623
Number of Units Outstanding at End of Year                    0                         62

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                9.57                      4.735
Number of Units Outstanding at End of Year                    0                         407

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.07
Accumulation Unit Value Ending                                10.07                     7.748
Number of Units Outstanding at End of Year                    0                         7,108

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                9.09                      6.734
Number of Units Outstanding at End of Year                    0                         2,980

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.28
Accumulation Unit Value Ending                                10.28                     8.486
Number of Units Outstanding at End of Year                    0                         1,041

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.10
Accumulation Unit Value Ending                                10.10                     10.731
Number of Units Outstanding at End of Year                    0                         75

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     9.978
Number of Units Outstanding at End of Year                    0                         1,409

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.843
Number of Units Outstanding at End of Year                    0                         26,388

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                               9.87                      9.616
Number of Units Outstanding at End of Year                    0                         585

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.43
Accumulation Unit Value Ending                                 9.43                      7.978
Number of Units Outstanding at End of Year                    0                         2,806

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.78
Accumulation Unit Value Ending                                 9.78                      5.872
Number of Units Outstanding at End of Year                    0                         88


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                9.67                      7.109
Number of Units Outstanding at End of Year                    0                         1,543

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      8.051
Number of Units Outstanding at End of Year                    0                         1,571

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                  Base Policy with Enhanced Death Benefit Rider and Enhanced Earnings Death Benefit Rider (66-75)

                                                          Year ending               Year ending
Fund (1)(2)                                               December 31, 2001        December 31. 2002
----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.75
Accumulation Unit Value Ending                                9.75                      6.482
Number of Units Outstanding at End of Year                    0                         0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.807
Number of Units Outstanding at End of Year                    0                         352

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.12
Accumulation Unit Value Ending                                10.12                     10.928
Number of Units Outstanding at End of Year                    0                         2,201

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.33
Accumulation Unit Value Ending                                9.33                      7.278
Number of Units Outstanding at End of Year                    0                         0

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.67
Accumulation Unit Value Ending                                10.67                     9.059
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.001
Number of Units Outstanding at End of Year                    0                         1,502

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.90
Accumulation Unit Value Ending                                9.90                      9.559
Number of Units Outstanding at End of Year                    0                         0

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.39
Accumulation Unit Value Ending                                9.39                      6.295
Number of Units Outstanding at End of Year                    0                         0

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.599
Number of Units Outstanding at End of Year                    0                         0

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                9.58                      7.354
Number of Units Outstanding at End of Year                    0                         1,439



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.73
Accumulation Unit Value Ending                                9.73                      7.044
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.01
Accumulation Unit Value Ending                                10.01                     7.000
Number of Units Outstanding at End of Year                    0                         0

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                9.57                      7.014
Number of Units Outstanding at End of Year                    0                         3,510

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.97
Accumulation Unit Value Ending                                 9.97                      7.888
Number of Units Outstanding at End of Year                    0                         0

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.04
Accumulation Unit Value Ending                                10.04                     5.720
Number of Units Outstanding at End of Year                    0                         0

LSA Equity Growth Fund (3) (4)
Accumulation Unit Value Beginning                             10.00                     9.94
Accumulation Unit Value Ending                                 9.94                      6.843
Number of Units Outstanding at End of Year                    0                         1,522

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                             10.00                     9.66
Accumulation Unit Value Ending                                 9.66                      7.165
Number of Units Outstanding at End of Year                    0                         1,309

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.64
Accumulation Unit Value Ending                                10.64                     9.650
Number of Units Outstanding at End of Year                    0                         1,032

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.60
Accumulation Unit Value Ending                                 9.60                      7.327
Number of Units Outstanding at End of Year                    0                         0

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.33
Accumulation Unit Value Ending                                 10.33                     6.905
Number of Units Outstanding at End of Year                    0                         1,069

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.94
Accumulation Unit Value Ending                                 8.94                      6.756
Number of Units Outstanding at End of Year                    0                         0


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.47
Accumulation Unit Value Ending                                 9.47                      8.611
Number of Units Outstanding at End of Year                    0                         0

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.56
Accumulation Unit Value Ending                                9.56                      4.728
Number of Units Outstanding at End of Year                    0                         2,308

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.07
Accumulation Unit Value Ending                                 10.07                     7.737
Number of Units Outstanding at End of Year                    0                         1,299

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                9.09                      6.724
Number of Units Outstanding at End of Year                    0                         0

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.28
Accumulation Unit Value Ending                                 10.28                     8.474
Number of Units Outstanding at End of Year                    0                         0

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.10
Accumulation Unit Value Ending                                10.10                     10.716
Number of Units Outstanding at End of Year                    0                         527

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                 10.02                     9.964
Number of Units Outstanding at End of Year                    0                         2,169

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.12
Accumulation Unit Value Ending                                10.12                     10.828
Number of Units Outstanding at End of Year                    0                         5,143

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                                 9.87                      9.603
Number of Units Outstanding at End of Year                    0                         232

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.42
Accumulation Unit Value Ending                                 9.42                      7.967
Number of Units Outstanding at End of Year                    0                         0

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.78
Accumulation Unit Value Ending                                 9.78                      5.864
Number of Units Outstanding at End of Year                    0                         0


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.66
Accumulation Unit Value Ending                                 9.66                      7.099
Number of Units Outstanding at End of Year                    0                         2,462

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      8.040
Number of Units Outstanding at End of Year                    0                         2,274

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the and Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                                               Base Policy with Income Benefit Rider

                                                        Year ending               Year ending
Fund (1)(2)                                             December 31, 2001        December 31. 2002
--------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.77
Accumulation Unit Value Ending                                9.77                      6.519
Number of Units Outstanding at End of Year                    0                         9,930

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      7.851
Number of Units Outstanding at End of Year                    193                       42,291

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.14
Accumulation Unit Value Ending                                10.14                     10.990
Number of Units Outstanding at End of Year                    14,650                    24,510

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.35
Accumulation Unit Value Ending                                 9.35                      7.319
Number of Units Outstanding at End of Year                    0                         9,146

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.68
Accumulation Unit Value Ending                                10.68                     9.110
Number of Units Outstanding at End of Year                    159                       8,590

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                 9.63                      7.041
Number of Units Outstanding at End of Year                    28,811                    27,526

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.91
Accumulation Unit Value Ending                                  9.91                      9.613
Number of Units Outstanding at End of Year                    0                         2,863

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.40
Accumulation Unit Value Ending                                9.40                      6.330
Number of Units Outstanding at End of Year                    17,786                    9,601

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                 9.63                      7.746
Number of Units Outstanding at End of Year                    380                       36,390

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.59
Accumulation Unit Value Ending                                 9.59                      7.395
Number of Units Outstanding at End of Year                    517                       46,746



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.75
Accumulation Unit Value Ending                                 9.75                      7.083
Number of Units Outstanding at End of Year                    13,467                    50,493

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     7.039
Number of Units Outstanding at End of Year                    331                       19,276

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.59
Accumulation Unit Value Ending                                9.59                      7.053
Number of Units Outstanding at End of Year                    127                       26,853

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.99
Accumulation Unit Value Ending                                 9.99                      7.940
Number of Units Outstanding at End of Year                    363                       18,631

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.06
Accumulation Unit Value Ending                               10.06                     5.752
Number of Units Outstanding at End of Year                    0                         4,671

LSA Equity Growth Fund(3)(4)
Accumulation Unit Value Beginning                             10.00                     9.96
Accumulation Unit Value Ending                                 9.96                      6.881
Number of Units Outstanding at End of Year                    0                         5,008

LSA Capital Growth Fund(4)
Accumulation Unit Value Beginning                             10.00                     9.68
Accumulation Unit Value Ending                                 9.68                      7.205
Number of Units Outstanding at End of Year                    15,949                    13,451

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.66
Accumulation Unit Value Ending                                10.66                     9.704
Number of Units Outstanding at End of Year                    3.76                      33,030

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.368
Number of Units Outstanding at End of Year                    127                       15,599

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.34
Accumulation Unit Value Ending                                 10.34                     6.944
Number of Units Outstanding at End of Year                    0                         22,039

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.95
Accumulation Unit Value Ending                                 8.95                      6.794
Number of Units Outstanding at End of Year                    16,875                    10,195


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.48
Accumulation Unit Value Ending                                 9.48                      8.659
Number of Units Outstanding at End of Year                    0                         5,177

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      4.755
Number of Units Outstanding at End of Year                    0                         8,495

OCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.09
Accumulation Unit Value Ending                                10.09                     7.781
Number of Units Outstanding at End of Year                    269                       17,166

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.10
Accumulation Unit Value Ending                                 9.10                      6.762
Number of Units Outstanding at End of Year                    0                         9,687

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.30
Accumulation Unit Value Ending                                10.30                     8.521
Number of Units Outstanding at End of Year                    2,751                     22,706

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.12
Accumulation Unit Value Ending                                10.12                     10.776
Number of Units Outstanding at End of Year                    0                         2,502

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.04
Accumulation Unit Value Ending                                10.04                     10.020
Number of Units Outstanding at End of Year                    324                       87,926

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.14
Accumulation Unit Value Ending                                10.14                     10.888
Number of Units Outstanding at End of Year                    14,712                    114,683

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.89
Accumulation Unit Value Ending                                 9.89                      9.657
Number of Units Outstanding at End of Year                    526                       23,629

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.44
Accumulation Unit Value Ending                                 9.44                      8.012
Number of Units Outstanding at End of Year                    278                       5,328

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.80
Accumulation Unit Value Ending                                 9.80                      5.897
Number of Units Outstanding at End of Year                    5,301                     16,828



Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.68
Accumulation Unit Value Ending                                 9.68                      7.139
Number of Units Outstanding at End of Year                    0                         7,463

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                9.63                      8.085
Number of Units Outstanding at End of Year                    1,313                     40,098

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                       Base Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (0-55)

                                                          Year ending               Year ending
Fund (1)(2)                                               December 31, 2001        December 31. 2002
----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.76
Accumulation Unit Value Ending                                9.76                      6.505
Number of Units Outstanding at End of Year                    0                         92

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.835
Number of Units Outstanding at End of Year                    0                         1,953

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                 10.13                     10.967
Number of Units Outstanding at End of Year                    0                         1,190

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.34
Accumulation Unit Value Ending                                 9.34                      7.303
Number of Units Outstanding at End of Year                    0                         184

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.66
Accumulation Unit Value Ending                                 10.66                     9.091
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.026
Number of Units Outstanding at End of Year                    0                         243

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.91
Accumulation Unit Value Ending                               9.91                      9.592
Number of Units Outstanding at End of Year                    0                         0

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.39
Accumulation Unit Value Ending                                 9.39                      6.317
Number of Units Outstanding at End of Year                    0                         1,004

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.730
Number of Units Outstanding at End of Year                    0                         888

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.59
Accumulation Unit Value Ending                                 9.59                      7.380
Number of Units Outstanding at End of Year                    0                         726



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.74
Accumulation Unit Value Ending                                  9.74                      7.069
Number of Units Outstanding at End of Year                    0                         540

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     7.025
Number of Units Outstanding at End of Year                    0                         855

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      7.038
Number of Units Outstanding at End of Year                    0                         1,365

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.98
Accumulation Unit Value Ending                                 9.98                      7.924
Number of Units Outstanding at End of Year                    0                         1,905

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.05
Accumulation Unit Value Ending                                10.05                     5.740
Number of Units Outstanding at End of Year                    0                         0

LSA Equity Growth Fund(3)(4)
Accumulation Unit Value Beginning                             10.00                     9.95
Accumulation Unit Value Ending                                9.95                      6.867
Number of Units Outstanding at End of Year                    0                         469

LSA Capital Growth Fund(4)
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                 9.67                      7.190
Number of Units Outstanding at End of Year                    0                         827

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.65
Accumulation Unit Value Ending                               10.65                     9.684
Number of Units Outstanding at End of Year                    0                         939

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                 9.61                      7.353
Number of Units Outstanding at End of Year                    0                         183

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.34
Accumulation Unit Value Ending                                10.34                      6.929
Number of Units Outstanding at End of Year                    0                         202

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.95
Accumulation Unit Value Ending                                 8.95                      6.780
Number of Units Outstanding at End of Year                    0                         0


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.48
Accumulation Unit Value Ending                                 9.48                      8.641
Number of Units Outstanding at End of Year                    0                         0

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                 9.57                      4.745
Number of Units Outstanding at End of Year                    0                         80

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.08
Accumulation Unit Value Ending                                10.08                     7.764
Number of Units Outstanding at End of Year                    0                         1,029

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                 9.09                      6.748
Number of Units Outstanding at End of Year                    0                         0

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.29
Accumulation Unit Value Ending                                10.29                     8.504
Number of Units Outstanding at End of Year                    0                         1,490

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.11
Accumulation Unit Value Ending                                10.11                     10.754
Number of Units Outstanding at End of Year                    0                         0

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.03
Accumulation Unit Value Ending                                10.03                     9.999
Number of Units Outstanding at End of Year                    0                         573

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.866
Number of Units Outstanding at End of Year                    0                         288

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                                 9.87                      9.636
Number of Units Outstanding at End of Year                    0                         1,346

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.43
Accumulation Unit Value Ending                                 9.43                      7.995
Number of Units Outstanding at End of Year                    0                         26

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.79
Accumulation Unit Value Ending                                 9.79                      5.885
Number of Units Outstanding at End of Year                    0                         0


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                 9.67                      7.124
Number of Units Outstanding at End of Year                    0                         479

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.63
Accumulation Unit Value Ending                                 9.63                      8.068
Number of Units Outstanding at End of Year                    0                         988

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.
























                      Base Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)

                                                            Year ending               Year ending
Fund (1)(2)                                                 December 31, 2001        December 31. 2002
------------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.76
Accumulation Unit Value Ending                                 9.76                      6.496
Number of Units Outstanding at End of Year                    74                        398

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.824
Number of Units Outstanding at End of Year                    1,254                     1,254

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.130
Accumulation Unit Value Ending                                10.13                     10.951
Number of Units Outstanding at End of Year                    0                         0

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.34
Accumulation Unit Value Ending                                 9.34                      7.293
Number of Units Outstanding at End of Year                    0                         0

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.67
Accumulation Unit Value Ending                                 10.67                     9.078
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                  9.62                      7.016
Number of Units Outstanding at End of Year                    0                         844

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.90
Accumulation Unit Value Ending                                 9.90                      9.579
Number of Units Outstanding at End of Year                    0                         0

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.39
Accumulation Unit Value Ending                                 9.39                      6.320
Number of Units Outstanding at End of Year                    0                         0

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.615
Number of Units Outstanding at End of Year                    0                         0

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      7.369
Number of Units Outstanding at End of Year                    76                        360



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.74
Accumulation Unit Value Ending                                 9.74                      7.059
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.01
Accumulation Unit Value Ending                                10.01                     7.015
Number of Units Outstanding at End of Year                    555                       1,864

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      6.995
Number of Units Outstanding at End of Year                    0                         0

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.98
Accumulation Unit Value Ending                                 9.98                      7.905
Number of Units Outstanding at End of Year                    0                         0

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.05
Accumulation Unit Value Ending                                10.05                     5.732
Number of Units Outstanding at End of Year                    0                         0

LSA Equity Growth Fund(3)(4)
Accumulation Unit Value Beginning                             10.00                     9.95
Accumulation Unit Value Ending                                 9.95                      6.857
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Growth Fund(4)
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                 9.67                      7.177
Number of Units Outstanding at End of Year                    0                         0

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.64
Accumulation Unit Value Ending                                10.64                     9.670
Number of Units Outstanding at End of Year                    500                       499

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                 9.61                      7.342
Number of Units Outstanding at End of Year                    0                         1,251

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.33
Accumulation Unit Value Ending                                10.33                     6.920
Number of Units Outstanding at End of Year                    0                         835

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.94
Accumulation Unit Value Ending                                 8.94                      6.770
Number of Units Outstanding at End of Year                    0                         0


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.48
Accumulation Unit Value Ending                                 9.48                      8.629
Number of Units Outstanding at End of Year                    0                         797

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                 9.57                      4.738
Number of Units Outstanding at End of Year                    76                        627

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.08
Accumulation Unit Value Ending                                10.08                     7.753
Number of Units Outstanding at End of Year                    0                         0

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                 9.09                      6.738
Number of Units Outstanding at End of Year                    0                         0

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.29
Accumulation Unit Value Ending                                10.29                     8.492
Number of Units Outstanding at End of Year                    256                       256

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.11
Accumulation Unit Value Ending                                10.11                     10.739
Number of Units Outstanding at End of Year                    0                         0

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.03
Accumulation Unit Value Ending                                10.03                     9.985
Number of Units Outstanding at End of Year                    2,093                     2,093

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.850
Number of Units Outstanding at End of Year                    0                         0

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                                 9.87                      9.623
Number of Units Outstanding at End of Year                    0                         0

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.43
Accumulation Unit Value Ending                                 9.43                      7.984
Number of Units Outstanding at End of Year                    0                         0

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.79
Accumulation Unit Value Ending                                 9.79                      5.876
Number of Units Outstanding at End of Year                    0                         2,461


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                 9.67                      7.114
Number of Units Outstanding at End of Year                    76                        387

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      8.057
Number of Units Outstanding at End of Year                    76                        1,497

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                      Base Policy with Income Benefit Rider and Enhanced Earnings Death Benefit Rider (66-75)

                                                          Year ending               Year ending
Fund (1)(2)                                               December 31, 2001        December 31. 2002
----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.75
Accumulation Unit Value Ending                                9.75                      6.487
Number of Units Outstanding at End of Year                    0                         0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                 9.61                      7.813
Number of Units Outstanding at End of Year                    0                         298

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.936
Number of Units Outstanding at End of Year                    0                         0

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.33
Accumulation Unit Value Ending                                 9.33                      7.283
Number of Units Outstanding at End of Year                    0                         0

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.67
Accumulation Unit Value Ending                                10.67                     9.066
Number of Units Outstanding at End of Year                    0                         0

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                 9.61                      7.006
Number of Units Outstanding at End of Year                    0                         0

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.90
Accumulation Unit Value Ending                                 9.90                      9.566
Number of Units Outstanding at End of Year                    0                         0

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.39
Accumulation Unit Value Ending                                 9.39                      6.299
Number of Units Outstanding at End of Year                    0                         0

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.708
Number of Units Outstanding at End of Year                    0                         314

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      7.359
Number of Units Outstanding at End of Year                    0                         0


LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.74
Accumulation Unit Value Ending                                 9.74                      7.049
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.01
Accumulation Unit Value Ending                                10.01                     7.005
Number of Units Outstanding at End of Year                    0                         0

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                 9.57                      6.986
Number of Units Outstanding at End of Year                    0                         0

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.97
Accumulation Unit Value Ending                                 9.97                      6.986
Number of Units Outstanding at End of Year                    0                         0

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.04
Accumulation Unit Value Ending                                10.04                     5.724
Number of Units Outstanding at End of Year                    0                         0

LSA Equity Growth Fund (3) (4)
Accumulation Unit Value Beginning                             10.00                     9.95
Accumulation Unit Value Ending                                 9.95                      6.848
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                             10.00                     9.66
Accumulation Unit Value Ending                                 9.66                      7.170
Number of Units Outstanding at End of Year                    0                         326

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.64
Accumulation Unit Value Ending                                10.64                     9.636
Number of Units Outstanding at End of Year                    0                         0

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.60
Accumulation Unit Value Ending                                 9.60                      7.332
Number of Units Outstanding at End of Year                    0                         0

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.33
Accumulation Unit Value Ending                                10.33                     6.910
Number of Units Outstanding at End of Year                    0                         0

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.94
Accumulation Unit Value Ending                                 8.94                      6.761
Number of Units Outstanding at End of Year                    0                         0


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.47
Accumulation Unit Value Ending                                 9.47                      8.617
Number of Units Outstanding at End of Year                    0                         0

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                 9.57                      7.731
Number of Units Outstanding at End of Year                    0                         0

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.07
Accumulation Unit Value Ending                                10.07                     7.742
Number of Units Outstanding at End of Year                    0                         0

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                 9.09                      6.729
Number of Units Outstanding at End of Year                    0                         0

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.28
Accumulation Unit Value Ending                                10.28                     8.480
Number of Units Outstanding at End of Year                    0                         0

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.10
Accumulation Unit Value Ending                                10.10                     10.724
Number of Units Outstanding at End of Year                    0                         0

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     9.971
Number of Units Outstanding at End of Year                    0                         0

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.835
Number of Units Outstanding at End of Year                    0                         2,505

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                                 9.87                      9.609
Number of Units Outstanding at End of Year                    0                         2,580

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.42
Accumulation Unit Value Ending                                 9.42                      7.972
Number of Units Outstanding at End of Year                    0                         0

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.78
Accumulation Unit Value Ending                                 9.78                      5.868
Number of Units Outstanding at End of Year                    0                         0


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.66
Accumulation Unit Value Ending                                 9.66                      7.104
Number of Units Outstanding at End of Year                    0                         0

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      8.045
Number of Units Outstanding at End of Year                    0                         290

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                               Base Policy with Enhanced Death Benefit Rider and Income Benefit Rider

                                                           Year ending               Year ending
Fund (1)(2)                                                December 31, 2001        December 31. 2002
-----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.76
Accumulation Unit Value Ending                                 9.76                      6.496
Number of Units Outstanding at End of Year                    668                       23,917

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.824
Number of Units Outstanding at End of Year                    1,678                     85,977

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.951
Number of Units Outstanding at End of Year                    3,090                     67,622

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.34
Accumulation Unit Value Ending                                9.34                      7.293
Number of Units Outstanding at End of Year                    0                         2,963

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.67
Accumulation Unit Value Ending                                 10.67                     9.078
Number of Units Outstanding at End of Year                    0                         4,988

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                               9.62                      7.016
Number of Units Outstanding at End of Year                    53                        15,897

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.90
Accumulation Unit Value Ending                                 9.90                      9.579
Number of Units Outstanding at End of Year                    0                         590

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.40
Accumulation Unit Value Ending                                 9.40                      6.308
Number of Units Outstanding at End of Year                    0                         7,447

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                 9.62                      7.719
Number of Units Outstanding at End of Year                    3,381                     31,471

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      7.369
Number of Units Outstanding at End of Year                    128                       15,609



LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.74
Accumulation Unit Value Ending                                 9.74                      7.059
Number of Units Outstanding at End of Year                    26                        43,317

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.01
Accumulation Unit Value Ending                               10.01                     7.015
Number of Units Outstanding at End of Year                    0                         12,701

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      7.029
Number of Units Outstanding at End of Year                    3,238                     66,939

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.98
Accumulation Unit Value Ending                                 9.98                      7.912
Number of Units Outstanding at End of Year                    17                        16,115

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.05
Accumulation Unit Value Ending                                10.05                     5.732
Number of Units Outstanding at End of Year                    0                         455

LSA Equity Growth Fund (3) (4)
Accumulation Unit Value Beginning                             10.00                     9.95
Accumulation Unit Value Ending                                 9.95                      6.857
Number of Units Outstanding at End of Year                    21                        4,662

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                 9.67                      7.180
Number of Units Outstanding at End of Year                    551                       18,394

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.64
Accumulation Unit Value Ending                                10.64                     9.670
Number of Units Outstanding at End of Year                    925                       14,189

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.342
Number of Units Outstanding at End of Year                    0                         3,957

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.33
Accumulation Unit Value Ending                                10.33                     6.920
Number of Units Outstanding at End of Year                    29                        13,595

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.94
Accumulation Unit Value Ending                                 8.94                      6.770
Number of Units Outstanding at End of Year                    581                       9,893


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.48
Accumulation Unit Value Ending                                 9.48                      8.629
Number of Units Outstanding at End of Year                    1,255                     8,381

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                 9.57                      4.738
Number of Units Outstanding at End of Year                    22                        7,810

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.08
Accumulation Unit Value Ending                                10.08                     7.753
Number of Units Outstanding at End of Year                    1,335                     6,658

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                9.09                      6.738
Number of Units Outstanding at End of Year                    28                        5,555

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.29
Accumulation Unit Value Ending                                10.29                     8.492
Number of Units Outstanding at End of Year                    25                        33,951

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.11
Accumulation Unit Value Ending                                10.11                     10.739
Number of Units Outstanding at End of Year                    21                        7,364

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.03
Accumulation Unit Value Ending                                 10.03                     9.985
Number of Units Outstanding at End of Year                    1,606                     92,364

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.13
Accumulation Unit Value Ending                                10.13                     10.850
Number of Units Outstanding at End of Year                    2,902                     85,667

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                                 9.87                      9.623
Number of Units Outstanding at End of Year                    1,735                     22,109

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.43
Accumulation Unit Value Ending                                 9.43                      7.984
Number of Units Outstanding at End of Year                    0                         2,752

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.79
Accumulation Unit Value Ending                                 9.79                      5.876
Number of Units Outstanding at End of Year                    0                         9,378


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.67
Accumulation Unit Value Ending                                9.67                      7.114
Number of Units Outstanding at End of Year                    70                        29,096

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                  9.62                      8.057
Number of Units Outstanding at End of Year                    2,468                     58,173

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                                Base Policy with Enhanced Death Benefit Rider, Income Benefit Rider and Enhanced Earnings Death Benefit Rider (0-55)

                                                           Year ending               Year ending
Fund (1)(2)                                                December 31, 2001        December 31. 2002
-----------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.75
Accumulation Unit Value Ending                                9.75                      6.482
Number of Units Outstanding at End of Year                    65                        1,401

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.807
Number of Units Outstanding at End of Year                    13                        7,501

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.12
Accumulation Unit Value Ending                                10.12                     10.928
Number of Units Outstanding at End of Year                    156                       1,800

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.33
Accumulation Unit Value Ending                                9.33                      7.278
Number of Units Outstanding at End of Year                    0                         1,466

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.67
Accumulation Unit Value Ending                                10.67                     9.059
Number of Units Outstanding at End of Year                    0                         204

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.001
Number of Units Outstanding at End of Year                    0                         880

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.90
Accumulation Unit Value Ending                                9.90                      9.559
Number of Units Outstanding at End of Year                    0                         1,325

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.39
Accumulation Unit Value Ending                                9.39                      6.295
Number of Units Outstanding at End of Year                    0                         543

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                9.62                      7.703
Number of Units Outstanding at End of Year                    107                       2,509

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                 9.58                      7.354
Number of Units Outstanding at End of Year                    0                         6,441


LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.73
Accumulation Unit Value Ending                                9.73                      7.044
Number of Units Outstanding at End of Year                    118                       4,894

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.01
Accumulation Unit Value Ending                                10.01                     7.000
Number of Units Outstanding at End of Year                    0                         214

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     10.01
Accumulation Unit Value Ending                                10.01                     7.014
Number of Units Outstanding at End of Year                    0                         2,108

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.97
Accumulation Unit Value Ending                                9.97                      7.896
Number of Units Outstanding at End of Year                    96                        5,157

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.04
Accumulation Unit Value Ending                                10.04                     5.720
Number of Units Outstanding at End of Year                    0                         117

LSA Equity Growth Fund (3) (4)
Accumulation Unit Value Beginning                             10.00                     9.94
Accumulation Unit Value Ending                                9.94                      6.843
Number of Units Outstanding at End of Year                    0                         360

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                             10.00                     9.66
Accumulation Unit Value Ending                                9.66                      7.165
Number of Units Outstanding at End of Year                    0                         4,002

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.64
Accumulation Unit Value Ending                                10.64                     9.650
Number of Units Outstanding at End of Year                    0                         4,595

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.60
Accumulation Unit Value Ending                                9.60                      7.327
Number of Units Outstanding at End of Year                    22                        3,079

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.33
Accumulation Unit Value Ending                                10.33                     6.905
Number of Units Outstanding at End of Year                    0                         5,529

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.94
Accumulation Unit Value Ending                                 8.94                      6.756
Number of Units Outstanding at End of Year                    162                       1,385


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.47
Accumulation Unit Value Ending                                9.47                      8.611
Number of Units Outstanding at End of Year                    0                         2,080

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.56
Accumulation Unit Value Ending                               9.56                      4.728
Number of Units Outstanding at End of Year                    0                         3,397

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.07
Accumulation Unit Value Ending                                10.07                     7.737
Number of Units Outstanding at End of Year                    0                         377

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.09
Accumulation Unit Value Ending                                 9.09                      6.724
Number of Units Outstanding at End of Year                    0                         1,293

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.28
Accumulation Unit Value Ending                               10.28                     8.474
Number of Units Outstanding at End of Year                    83                        6.079

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.10
Accumulation Unit Value Ending                               10.10                     10.716
Number of Units Outstanding at End of Year                    0                         83

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     9.964
Number of Units Outstanding at End of Year                    80                        871

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.12
Accumulation Unit Value Ending                                         10.12                     10.828
Number of Units Outstanding at End of Year                    17                        4,336

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.87
Accumulation Unit Value Ending                                  9.87                      9.603
Number of Units Outstanding at End of Year                    85                        1,122

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.42
Accumulation Unit Value Ending                                 9.42                      7.967
Number of Units Outstanding at End of Year                    0                         698

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.78
Accumulation Unit Value Ending                                 9.78                      5.864
Number of Units Outstanding at End of Year                    7                         574


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.66
Accumulation Unit Value Ending                                9.66                      7.099
Number of Units Outstanding at End of Year                    0                         3,712

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.62
Accumulation Unit Value Ending                                  9.62                      8.040
Number of Units Outstanding at End of Year                    0                         3,487

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.























                                Base Policy with Enhanced Death Benefit Rider, Income Benefit Rider and Enhanced Earnings Death Benefit Rider (56-65)

                                                            Year ending               Year ending
Fund (1)(2)                                                 December 31, 2001        December 31. 2002
------------------------------------------------------------------------------------------------------
AIM Dent Demographics Trends Fund
Accumulation Unit Value Beginning                             10.00                     9.75
Accumulation Unit Value Ending                                9.75                      6.473
Number of Units Outstanding at End of Year                    0                         0

Fidelity Equity-Income Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                 9.61                      7.797
Number of Units Outstanding at End of Year                    0                         5,809

Fidelity Investment Grade Bond Portfolio-- Service Class 2
Accumulation Unit Value Beginning                             10.00                     10.12
Accumulation Unit Value Ending                                10.12                     10.913
Number of Units Outstanding at End of Year                    0                         4,199

Fidelity Overseas Portfolio -- Service Class 2
Accumulation Unit Value Beginning                             10.00                     9.33
Accumulation Unit Value Ending                                9.33                      7.268
Number of Units Outstanding at End of Year                    0                         0

Janus International Value Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     10.66
Accumulation Unit Value Ending                                10.66                     9.046
Number of Units Outstanding at End of Year                    0                         3,847

Janus Worldwide Growth Portfolio: Service Shares
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      6.991
Number of Units Outstanding at End of Year                    0                         1,512

Lazard Emerging Markets Portfolio
Accumulation Unit Value Beginning                             10.00                     9.89
Accumulation Unit Value Ending                                9.89                      9.545
Number of Units Outstanding at End of Year                    0                         1,942

LSA Aggressive Growth Fund
Accumulation Unit Value Beginning                             10.00                     9.38
Accumulation Unit Value Ending                                 9.38                      6.286
Number of Units Outstanding at End of Year                    0                         3,047

LSA Balanced Fund
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      7.692
Number of Units Outstanding at End of Year                    0                         1,671

LSA Basic Value Fund
Accumulation Unit Value Beginning                             10.00                     9.58
Accumulation Unit Value Ending                                9.58                      7.344
Number of Units Outstanding at End of Year                    2,677                     3,662


LSA Blue Chip Fund
Accumulation Unit Value Beginning                             10.00                     9.73
Accumulation Unit Value Ending                                9.73                      7.034
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Appreciation Fund
Accumulation Unit Value Beginning                             10.00                     10.00
Accumulation Unit Value Ending                                10.00                     6.990
Number of Units Outstanding at End of Year                    0                         968

LSA Disciplined Equity Fund (3)
Accumulation Unit Value Beginning                             10.00                     9.57
Accumulation Unit Value Ending                                9.57                      7.004
Number of Units Outstanding at End of Year                    2,680                     3,660

LSA Diversified Mid Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.97
Accumulation Unit Value Ending                                9.97                      7.885
Number of Units Outstanding at End of Year                    0                         747

LSA Emerging Growth Equity Fund
Accumulation Unit Value Beginning                             10.00                     10.04
Accumulation Unit Value Ending                                10.04                     5.712
Number of Units Outstanding at End of Year                    0                         0

LSA Equity Growth Fund (3) (4)
Accumulation Unit Value Beginning                             10.00                     9.94
Accumulation Unit Value Ending                                9.94                      6.833
Number of Units Outstanding at End of Year                    0                         0

LSA Capital Growth Fund (4)
Accumulation Unit Value Beginning                             10.00                     9.66
Accumulation Unit Value Ending                                9.66                      7.152
Number of Units Outstanding at End of Year                    0                         0

LSA Mid Cap Value Fund
Accumulation Unit Value Beginning                             10.00                     10.63
Accumulation Unit Value Ending                                10.63                     9.636
Number of Units Outstanding at End of Year                    0                         2,102

LSA Value Equity Fund
Accumulation Unit Value Beginning                             10.00                     9.60
Accumulation Unit Value Ending                                9.60                      7.317
Number of Units Outstanding at End of Year                    2,699                     4,360

MFS New Discovery Series --Service Class
Accumulation Unit Value Beginning                             10.00                     10.32
Accumulation Unit Value Ending                                10.32                     6.895
Number of Units Outstanding at End of Year                    0                         4,721

MFS Utilities Series --Service Class
Accumulation Unit Value Beginning                             10.00                     8.93
Accumulation Unit Value Ending                                 8.93                      6.747
Number of Units Outstanding at End of Year                    0                         1,680


The UIF High Yield Portfolio
Accumulation Unit Value Beginning                             10.00                     9.47
Accumulation Unit Value Ending                                 9.47                      8.599
Number of Units Outstanding at End of Year                    0                         4,970

PEA Science and Technology Portfolio
Accumulation Unit Value Beginning                             10.00                     9.56
Accumulation Unit Value Ending                                 9.56                      4.721
Number of Units Outstanding at End of Year                    0                         0

OpCap Small Cap Portfolio
Accumulation Unit Value Beginning                             10.00                     10.07
Accumulation Unit Value Ending                                 10.07                     7.726
Number of Units Outstanding at End of Year                    0                         1,393

Oppenheimer International Growth -- Service Class
Accumulation Unit Value Beginning                             10.00                     9.08
Accumulation Unit Value Ending                                9.08                      6.715
Number of Units Outstanding at End of Year                    0                         1,913

Oppenheimer Main Street Small Cap Fund/VA -- Service Class
Accumulation Unit Value Beginning                             10.00                     10.28
Accumulation Unit Value Ending                                 10.28                     8.462
Number of Units Outstanding at End of Year                    0                         7,523

PIMCO Foreign Bond Portfolio
Accumulation Unit Value Beginning                             10.00                     10.10
Accumulation Unit Value Ending                               10.10                     10.701
Number of Units Outstanding at End of Year                    0                         3,570

PIMCO Money Market Portfolio
Accumulation Unit Value Beginning                             10.00                     10.02
Accumulation Unit Value Ending                                10.02                     9.950
Number of Units Outstanding at End of Year                    393                       61,542

PIMCO Total Return Portfolio
Accumulation Unit Value Beginning                             10.00                     10.12
Accumulation Unit Value Ending                                10.12                     10.813
Number of Units Outstanding at End of Year                    0                         5,393

Putnam High Yield Fund -- Class IB
Accumulation Unit Value Beginning                             10.00                     9.86
Accumulation Unit Value Ending                                9.86                      9.589
Number of Units Outstanding at End of Year                    0                         3,297

Putnam International Growth and Income Fund-- Class IB
Accumulation Unit Value Beginning                             10.00                     9.42
Accumulation Unit Value Ending                                9.42                      7.956
Number of Units Outstanding at End of Year                    0                         1,672

Rydex OTC Fund
Accumulation Unit Value Beginning                             10.00                     9.78
Accumulation Unit Value Ending                                  9.78                      5.856
Number of Units Outstanding at End of Year                    0                         0


Salomon Brothers Variable All Cap Fund
Accumulation Unit Value Beginning                             10.00                     9.66
Accumulation Unit Value Ending                                9.66                      7.089
Number of Units Outstanding at End of Year                    0                         5,442

Van Kampen Growth & Income Portfolio, Class II
Accumulation Unit Value Beginning                             10.00                     9.61
Accumulation Unit Value Ending                                9.61                      8.028
Number of Units Outstanding at End of Year                    0                         0

------------------------------------------------------------------------------------------------------------------------------------

(1) Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Administrative Expense Charge.

(2) Information is not shown for: Alger American Growth Portfolio - Class S Fidelity VIP Growht Portfolio - Service Class 2 PIMCO Real Return Portfolio
     - Administrative Shares Rydex Sector Rotation Fund Scudder VIT EAFE Equity Index Fund - Class B Scudder VIT Equity 500 Index Fund - Class B Scudder VIT Small Cap Index Fund - Class B Van Kampen UIF U.S. Real Estate Portfolio, Class II because they were first offered with the Contract on May 1, 2003.

(3) Effective 5/1/03, the portfolio in which the LSA Disciplined Equity Fund invests merged into the LSA Focused Equity Fund. Accordingly, as of 5/1/03, the corresponding Variable Sub-Account merged into the LSA Focused Equity Variable Sub-Account.

(4) Effective 5/1/03 the LSA Focused Equity Fund and the LSA Growth Equity Fund changed their names to LSA Equity Growth Fund and LSA Capital Growth Fund, respectively. We have made a corresponding change in the names of the Variable Sub-Accounts that invest in those Funds.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

As discussed in Note 12, the accompanying 2001 and 2000 financial statements have been restated.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                     --------------------------------------
(IN THOUSANDS)
                                                        2002          2001          2000
                                                     ----------    ----------    ----------
REVENUES
Net investment income                                $   11,621    $   12,144    $   12,214
Realized capital gains and losses                        (4,084)       (1,352)          (95)
Other expense                                                 -             -           (20)
                                                     ----------    ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE          7,537        10,792        12,099
Income tax expense                                        2,629         3,768         4,221
                                                     ----------    ----------    ----------

NET INCOME                                                4,908         7,024         7,878
                                                     ----------    ----------    ----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Change in unrealized net capital gains and losses         5,892         2,818         3,106
                                                     ----------    ----------    ----------

COMPREHENSIVE INCOME                                 $   10,800    $    9,842    $   10,984
                                                     ==========    ==========    ==========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                  DECEMBER 31,
                                                                                       ------------   ------------
                                                                                           2002           2001
                                                                                       ------------   ------------
                                                                                                      (AS RESTATED
                                                                                                      SEE NOTE 12)
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $182,757 and $179,124)       $    199,406   $    186,709
   Short-term                                                                                 3,201          6,856
                                                                                       ------------   ------------
      Total investments                                                                     202,607        193,565

Cash                                                                                        130,249         43,796
Reinsurance recoverable from Allstate Life Insurance Company, net                        12,178,831      9,600,660
Reinsurance recoverable from non-affiliates, net                                            583,849        458,202
Current income taxes receivable                                                                 111              -
Other assets                                                                                 42,045         41,511
Separate Accounts                                                                         1,413,221      1,565,708
                                                                                       ------------   ------------
        TOTAL ASSETS                                                                   $ 14,550,913   $ 11,903,442
                                                                                       ============   ============

LIABILITIES
Contractholder funds                                                                   $ 11,658,966   $  9,287,599
Reserve for life-contingent contract benefits                                             1,096,970        760,264
Current income taxes payable                                                                      -          3,645
Deferred income taxes                                                                         4,587          2,990
Payable to affiliates, net                                                                  116,720         19,193
Other liabilities and accrued expenses                                                       57,849         72,243
Separate Accounts                                                                         1,413,221      1,565,708
                                                                                       ------------   ------------
        TOTAL LIABILITIES                                                                14,348,313     11,711,642
                                                                                       ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued
      and outstanding                                                                         2,500          2,500
Additional capital paid-in                                                                  126,750        126,750
Retained income                                                                              62,528         57,620
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   10,822          4,930
                                                                                       ------------   ------------
        Total accumulated other comprehensive income                                         10,822          4,930
                                                                                       ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                          202,600        191,800
                                                                                       ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $ 14,550,913   $ 11,903,442
                                                                                       ============   ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                           YEAR ENDED DECEMBER 31,
                                                                  ----------------------------------------
(IN THOUSANDS)
                                                                     2002          2001           2000
                                                                  ----------   ------------   ------------
COMMON STOCK                                                      $    2,500   $      2,500   $      2,500
                                                                  ----------   ------------   ------------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                           126,750        126,750        116,750
Capital contribution                                                       -              -         10,000
                                                                  ----------   ------------   ------------
Balance, end of year                                                 126,750        126,750        126,750
                                                                  ----------   ------------   ------------

RETAINED INCOME
Balance, beginning of year                                            57,620         50,596         39,521
Adjustment of prior year deferred tax liability (see Note 12)              -             -           3,197
                                                                  ----------   ------------   ------------
Balance, beginning of year, as restated (see Note 12)                 57,620         50,596         42,718
Net income                                                             4,908          7,024          7,878
                                                                  ----------   ------------   ------------
Balance, end of year, as restated (see Note 12)                       62,528         57,620         50,596
                                                                  ----------   ------------   ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year                                             4,930          2,112           (994)
Change in unrealized net capital gains and losses                      5,892          2,818          3,106
                                                                  ----------   ------------   ------------
Balance, end of year                                                  10,822          4,930          2,112
                                                                  ----------   ------------   ------------

TOTAL SHAREHOLDER'S EQUITY, as restated (see Note 12)             $  202,600   $    191,800   $    181,958
                                                                  ==========   ============   ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED DECEMBER 31,
                                                                             --------------------------------------
(IN THOUSANDS)
                                                                                2002          2001          2000
                                                                             ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                   $    4,908    $    7,024    $    7,878
Adjustments to reconcile net income to net cash provided by operating activities:
         Amortization and other non-cash items                                     (204)         (531)         (868)
         Realized capital gains and losses                                        4,084         1,352            95
         Changes in:
            Life-contingent contract benefits and contractholder funds,
              net of reinsurance recoverables                                     4,255           511        (1,342)
            Income taxes                                                         (5,332)          922         1,570
            Payable to affiliates, net                                           97,527       (25,138)       (3,440)
            Other operating assets and liabilities                              (15,031)       68,347         1,897
                                                                             ----------    ----------    ----------
               Net cash provided by operating activities                         90,207        52,487         5,790
                                                                             ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
         Proceeds from sales                                                     16,847        10,922        15,856
         Investment collections                                                  22,010        15,346         7,430
         Investments purchases                                                  (46,266)      (39,422)      (30,979)
Change in short-term investments, net                                             3,655         4,387        (9,003)
                                                                             ----------    ----------    ----------
               Net cash used in investing activities                             (3,754)       (8,767)      (16,696)
                                                                             ----------    ----------    ----------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                  -             -        10,000
                                                                             ----------    ----------    ----------
               Net cash provided by financing activities                              -             -        10,000
                                                                             ----------    ----------    ----------

NET INCREASE (DECREASE) IN CASH                                                  86,453        43,720          (906)
CASH AT BEGINNING OF YEAR                                                        43,796            76           982
                                                                             ----------    ----------    ----------
CASH AT END OF YEAR                                                          $  130,249    $   43,796    $       76
                                                                             ==========    ==========    ==========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     Lincoln Benefit, a single segment entity, markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions through independent insurance agents, including master brokerage agencies; broker/dealers; and exclusive Allstate agencies. These products include term life insurance; universal life insurance; variable life insurance; single premium life insurance; fixed annuities, including market value adjusted annuities and equity-indexed annuities; immediate annuities; variable annuities and long-term care products. ALFS, Inc. ("ALFS") is the principal underwriter for certain Lincoln Benefit products, such as variable annuities, variable life insurance and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and a registered broker/dealer under the Securities and Exchange Act of 1934.

     The Company is authorized to sell life insurance and annuity products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for premiums and deposits for the Company were California, Illinois, Pennsylvania, Texas and Florida for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in fair value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the contract and are reflected in contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life insurance contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

contractually guaranteed rates. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). The Company also has reinsurance agreements whereby the Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of eleven non-affiliated reinsurers. The remaining amounts are ceded to ALIC. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

     These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The Reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds is outlined in
Note 6.

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but are not expected to have a material impact on the Company's Statements of Financial Position.

     The Financial Accounting Standards Board ("FASB") has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net income in the first fiscal quarter beginning after June 15, 2003. The provisions of the proposed guidance, as currently drafted and interpreted, would not have a material impact on the Company's reinsurance balances that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of that the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and other non-affiliated reinsurers, and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverables and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements. See Note 7 for more information.

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                             YEAR ENDED DECEMBER 31,
                                                                     --------------------------------------
(IN THOUSANDS)                                                          2002           2001          2000
                                                                     -----------     ---------    ---------
Premiums and contract charges                                        $   484,684     $ 330,799    $ 241,361
Interest credited to contractholder funds, contract benefits and
    certain expenses                                                   1,012,038       728,750      630,015

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $19.1 million and $1.5 million from AIC in 2002 and 2001, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance treaties. The Company did not receive such premiums from AIC in 2000.

BUSINESS OPERATIONS

     The Company utilizes services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $67.4 million, $70.0 million and $35.1 million in 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2002 or 2001.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                        GROSS UNREALIZED
(IN THOUSANDS)                          AMORTIZED    ----------------------       FAIR
                                          COST          GAINS       LOSSES        VALUE
                                       -----------   ----------   ---------    -----------
AT DECEMBER 31, 2002
U.S. government and agencies           $    57,672   $    6,730   $       -    $    64,402
Corporate                                   77,697        6,421         (38)        84,080
Municipal                                      504           63           -            567
Asset-backed securities                     14,246        1,350           -         15,596
Mortgage-backed securities                  31,637        2,104           -         33,741
Foreign government                           1,001           19           -          1,020
                                       -----------   ----------   ---------    -----------
   Total fixed income securities       $   182,757   $   16,687   $     (38)   $   199,406
                                       ===========   ==========   =========    ===========

AT DECEMBER 31, 2001
U.S. government and agencies           $    39,710   $    1,971   $     (15)   $    41,666
Corporate                                   97,517        4,263        (450)       101,330
Municipal                                    1,504           29          (3)         1,530
Mortgage-backed securities                  39,389        1,731          (4)        41,116
Foreign government                           1,004           63           -          1,067
                                       -----------   ----------   ---------    -----------
   Total fixed income securities       $   179,124   $    8,057   $    (472)   $   186,709
                                       ===========   ==========   =========    ===========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                   AMORTIZED        FAIR
(IN THOUSANDS)                                                       COST          VALUE
                                                                  -----------   ----------
Due in one year or less                                           $    15,915   $   16,297
Due after one year through five years                                  55,727       60,616
Due after five years through ten years                                 52,262       56,960
Due after ten years                                                    12,970       16,196
                                                                  -----------   ----------
                                                                      136,874      150,069
Mortgage and asset-backed securities                                   45,883       49,337
                                                                  -----------   ----------
    Total                                                         $   182,757   $  199,406
                                                                  ===========   ==========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

(IN THOUSANDS)                                   YEAR ENDED DECEMBER 31,
                                         -------------------------------------
                                            2002          2001         2000
                                         ----------    ----------    ---------
Fixed income securities                  $   11,665    $   11,959    $  11,517
Short-term investments                          273           598          830
                                         ----------    ----------    ---------
   Investment income, before expense         11,938        12,557       12,347
   Investment expense                           317           413          133
                                         ----------    ----------    ---------
   Net investment income                 $   11,621    $   12,144    $  12,214
                                         ==========    ==========    =========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                       2002          2001        2000
                                                  ----------    ----------   ----------
Fixed income securities                           $   (4,084)   $   (1,352)  $      (95)
Income taxes                                           1,429           473           33
                                                  ----------    ----------   ----------
Realized capital gains and losses, after tax      $   (2,655)   $     (879)  $      (62)
                                                  ==========    ==========   ==========

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                       2002          2001         2000
                                                  ----------    ----------   ----------
Write-downs in value                              $   (4,323)   $        -   $        -
Sales - fixed income securities                          239        (1,352)         (95)
                                                  ----------    ----------   ----------
    Realized capital gains and losses                 (4,084)       (1,352)         (95)
    Income taxes                                       1,429           473           33
                                                  ----------    ----------   ----------
    Realized capital gains and losses, after-tax  $   (2,655)   $     (879)  $      (62)
                                                  ==========    ==========   ==========

     Excluding calls and prepayments, gross gains of $471 thousand and $123 thousand were realized during 2002 and 2001, respectively. There were no gross gains in 2000. Gross losses of $232 thousand, $1.5 million and $95 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                            GROSS UNREALIZED
(IN THOUSANDS)                                FAIR       ----------------------     UNREALIZED
                                              VALUE        GAINS       LOSSES        NET GAINS
                                            ----------   ---------    ---------     -----------
Fixed income securities                     $  199,406   $  16,687    $     (38)    $    16,649
                                            ==========   =========    =========
Deferred income taxes                                                                    (5,827)
                                                                                    -----------
Unrealized net capital gains and losses                                             $    10,822
                                                                                    ===========

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

(IN THOUSANDS)                                                 YEAR ENDED DECEMBER 31,
                                                         ----------------------------------
                                                            2002         2001        2000
                                                         ----------   ----------   --------
Fixed income securities                                 $    9,064   $    4,336   $  4,778
Deferred income taxes                                       (3,172)      (1,518)    (1,672)
                                                        -----------  -----------  ---------
Increase in unrealized net capital gains and losses     $    5,892   $    2,818   $  3,106
                                                        ===========  ===========  =========

SECURITIES ON DEPOSIT

     At December 31, 2002, fixed income securities with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Reinsurance recoverables, net) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as Accrued investment income and Cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

(IN THOUSANDS)                              2002                            2001
                                ----------------------------    -----------------------------
                                 CARRYING           FAIR          CARRYING           FAIR
                                   VALUE            VALUE          VALUE            VALUE
                                ------------    ------------    ------------     ------------
Fixed income securities         $    199,406    $    199,406    $   186,709      $    186,709
Short-term investments                 3,201           3,201          6,856             6,856
Separate Accounts                  1,413,221       1,413,221      1,565,708         1,565,708

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

(IN THOUSANDS)                                               2002                        2001
                                                  -------------------------   -------------------------
                                                   CARRYING        FAIR        CARRYING        FAIR
                                                     VALUE         VALUE         VALUE         VALUE
                                                  -----------   -----------   -----------   -----------
Contractholder funds on investment contracts      $ 9,702,733   $ 9,445,862   $ 7,407,377   $ 7,446,451
Separate Accounts                                   1,413,221     1,413,221     1,565,708     1,565,708

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges and immediate annuities without life contingencies are valued at the present value of future benefits at current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                        2002           2001
                                                  ------------   -----------
Immediate annuities:
   Structured settlement annuities                $    384,419   $   162,412
   Other immediate annuities                            32,872        35,757
Traditional life                                       569,500       503,992
Other                                                  110,179        58,103
                                                  ------------   -----------
   Total Reserve for life-contingent contract
     benefits                                     $  1,096,970   $   760,264
                                                  ============   ===========

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Structured settlement annuities       U.S. population with          Interest rate                 Present value of
                                      projected calendar year       assumptions range from        contractually specified
                                      improvements; age setbacks    5.5% - 7.6%                   future benefits
                                      for impaired lives grading
                                      to standard

Other immediate annuities             1983 group annuity            Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                                                    4.7% - 8.8%                   based on historical
                                                                                                  experience

Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates

     At December 31, Contractholder funds consists of the following:

(IN THOUSANDS)                                 2002            2001
                                           -------------   ------------
Interest-sensitive life                    $   2,014,313   $  1,876,260
Investment contracts:
     Immediate annuities                         286,722        245,468
     Fixed annuities                           9,357,931      7,165,871
                                           -------------   ------------
     Total Contractholder funds            $  11,658,966   $  9,287,599
                                           =============   ============

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to Contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 2.0% - 6.4%          balance or dollar amount grading
                                                                               off generally over 20 years

Investment contracts                           Interest rates credited         Either a declining or a level
                                               range from 2.8% to 7.2%         percentage charge generally over
                                               for immediate annuities         nine years or less
                                               and 0.0% - 10.7% for fixed
                                               annuities including equity-
                                               indexed annuities

     Contractholder fund activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                        2002                2001
                                                  -------------      -------------
Balance, beginning of year                        $   9,287,599      $   8,157,502
Deposits                                              2,868,550          1,748,413
Surrenders and withdrawals                             (659,293)          (715,195)
Death benefits                                         (169,876)          (184,724)
Interest credited to contractholder funds               524,477            417,992
Transfers (to) from Separate Accounts                   (61,537)           (55,271)
Contract charges                                       (114,906)          (101,133)
Other                                                   (16,048)            20,015
                                                  -------------      -------------
Balance, end of year                              $  11,658,966      $   9,287,599
                                                  =============      =============

7.   REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by many of the uncertainties involved in the establishment of loss reserves. The Company cedes a portion of the mortality risk on certain life policies with a pool of reinsurers.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company.

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

(IN THOUSANDS)                                            2002         2001          2000
                                                       ----------   ----------   -----------
PREMIUMS AND CONTRACT CHARGES
Direct                                                 $  689,970   $  572,949   $   470,337
Assumed                                                         2            4             2
Ceded:
   Affiliate                                             (484,684)    (330,799)     (241,361)
   Non-affiliate                                         (205,288)    (242,154)     (228,978)
                                                       ----------   ----------   -----------
Premiums and contract charges, net of reinsurance      $        -   $        -   $         -
                                                       ==========   ==========   ===========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and other expenses for the years ended December 31, are as follows:

(IN THOUSANDS)                                                   2002            2001         2000
                                                             -------------   -----------   ----------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
BENEFITS AND OTHER EXPENSES
Direct                                                       $   1,343,929   $ 1,007,684   $  885,081
Ceded:
   Affiliate                                                   (1,012,038)      (728,750)    (630,015)
   Non-affiliate                                                 (331,891)      (278,934)    (255,046)
                                                             -------------   -----------   ----------
Interest credited to contractholder funds, contract
   benefits and other expenses, net of reinsurance           $           -   $         -   $       20
                                                             =============   ===========   ==========

8.   COMMITMENTS AND CONTINGENT LIABILITIES

GUARANTEES

     The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance which is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2002, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires March 31, 2003 but may be extended at the Company's option. These contracts are ceded to AUC under the terms of the reinsurance agreements.

REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products, and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

         The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of some legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

         AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

         In addition, on August 6, 2002, a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

         AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is currently defending a nationwide class action, alleging among other things, breach of contract and breach of the implied covenant of good faith and fair dealing as a result of a change in the rate and cap on an annuity product. The court certified the class and entered summary judgment in favor of the Company and against the certified class. Plaintiff has filed notice of appeal. The Company has been vigorously defending the suit. The outcome of the appeal is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation , some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation from Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(IN THOUSANDS)                                  2002        2001
                                            ----------   ---------
DEFERRED ASSETS
Difference in tax bases of investments      $    1,195   $       -
Other assets                                        55          55
                                            ----------   ---------
     Total deferred assets                       1,250          55

DEFERRED LIABILITIES
Unrealized net capital gains                    (5,827)     (2,655)
Difference in tax bases of investments               -        (380)
Other liabilities                                  (10)        (10)
                                            ----------   ---------
     Total deferred liabilities                 (5,837)     (3,045)
                                            ----------   ---------
        Net deferred liabilities            $   (4,587)  $  (2,990)
                                            ==========   =========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

(IN THOUSANDS)                                 2002         2001       2000
                                            ----------   ---------   ---------
Current                                     $    4,204   $   3,706   $   2,032
Deferred                                        (1,575)         62       2,189
                                            ----------   ---------   ---------
     Total income tax expense               $    2,629   $   3,768   $   4,221
                                            ==========   =========   =========

     The Company paid income taxes of $8.0 million, $2.8 million and $2.7 million in 2002, 2001 and 2000, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                              2002          2001       2000
                                            ----------   ---------   ---------
Statutory federal income tax rate                 35.0 %      35.0 %      35.0 %
Tax exempt income                                 (0.1)       (0.1)       (0.1)
                                            ----------   ---------   ---------
Effective income tax rate                         34.9 %      34.9 %      34.9 %
                                            ==========   =========   =========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                           NET INCOME                 SHAREHOLDER'S EQUITY
                                               ----------------------------------    ----------------------
(IN THOUSANDS)                                    2002         2001        2000        2002         2001
                                               ---------    ---------   ---------    ---------    ---------
Balance per GAAP                               $   4,908    $   7,024   $   7,878    $ 202,600    $ 191,800
Unrealized gain on fixed income securities             -            -           -      (16,649)      (7,585)
Deferred income taxes                             (1,576)          18       1,370        6,695        5,209
Reserves and non-admitted assets                    (315)         245         446       (2,368)     (16,188)
Other                                                 10          156        (417)       4,600       13,101
                                               ---------    ---------   ---------    ---------    ---------
Balance per statutory accounting practices     $   3,027    $   7,443   $   9,277    $ 194,878    $ 186,337
                                               =========    =========   =========    =========    =========

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of Nebraska. Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioner ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported an increase to surplus of $2.0 million effective January 1, 2001 as a result of recognizing a net deferred tax asset.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Nebraska Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Nebraska Department of Insurance is $19.2 million.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above levels that would require regulatory action.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

11.  OTHER COMPREHENSIVE INCOME

     The components of Other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)

UNREALIZED CAPITAL GAINS AND LOSSES:

                                                                       2002
                                                         --------------------------------
                                                                                  After-
                                                          Pretax       Tax         tax
                                                         --------    --------    --------
Unrealized holding gains arising during the period       $  4,980    $ (1,743)   $  3,237
Less: reclassification adjustments                         (4,084)      1,429      (2,655)
                                                         --------    --------    --------
Unrealized net capital gains                                9,064      (3,172)      5,892
                                                         --------    --------    --------
Other comprehensive income                               $  9,064    $ (3,172)   $  5,892
                                                         ========    ========    ========

                                                                       2001
                                                         --------------------------------
                                                                                  After-
                                                          Pretax       Tax         tax
                                                         --------    --------    --------
Unrealized holding gains arising during the period       $  2,984    $ (1,045)   $  1,939
Less: reclassification adjustments                         (1,352)        473        (879)
                                                         --------    --------    --------
Unrealized net capital gains                                4,336      (1,518)      2,818
                                                         --------    --------    --------
Other comprehensive income                               $  4,336    $ (1,518)   $  2,818
                                                         ========    ========    ========

                                                                       2000
                                                         --------------------------------
                                                                                  After-
                                                          Pretax       Tax         tax
                                                         --------    --------    --------
Unrealized holding gains arising during the period       $  4,683    $ (1,639)   $  3,044
Less: reclassification adjustments                            (95)         33         (62)
                                                         --------    --------    --------
Unrealized net capital gains                                4,778      (1,672)      3,106
                                                         --------    --------    --------
Other comprehensive income                               $  4,778    $ (1,672)   $  3,106
                                                         ========    ========    ========

12.  RESTATEMENT OF FINANCIAL STATEMENTS

     Subsequent to the issuance of the Company's financial statements for the year ended December 31, 2001, management of the Company determined that its deferred tax liability was not appropriately recorded.

     The Company completed a validation of its deferred tax accounts in the fourth quarter of 2002 and identified an overstatement of its deferred tax liability of $3.2 million related to periods prior to 1999, primarily related to the difference in the tax bases of net assets previously transferred to ALIC.

     The effect of the restatement was to decrease Deferred income taxes and increase beginning Retained income as of January 1, 2000. Such restatement resulted in changes in Deferred income taxes and Retained income as of December 31, 2001 and 2000.

                          LINCOLN BENEFIT LIFE COMPANY
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                                   GROSS                               NET
YEAR ENDED DECEMBER 31, 2002                      AMOUNT            CEDED            AMOUNT
------------------------------------------    --------------    --------------    -------------
Life insurance in force                       $  160,133,109    $  160,133,109    $           -
                                              ==============    ==============    =============

Premiums and contract charges:
    Life and annuities                        $      629,423    $      629,423    $           -
    Accident and health                               60,549            60,549                -
                                              --------------    --------------    -------------
                                              $      689,972    $      689,972    $           -
                                              ==============    ==============    =============

                                                   GROSS                               NET
YEAR ENDED DECEMBER 31, 2001                      AMOUNT            CEDED            AMOUNT
------------------------------------------    --------------    --------------    -------------
Life insurance in force                       $  138,566,651    $  138,566,651    $           -
                                              ==============    ==============    =============

Premiums and contract charges:
    Life and annuities                        $      532,235    $      532,235    $           -
    Accident and health                               40,718            40,718                -
                                              --------------    --------------    -------------
                                              $      572,953    $      572,953    $           -
                                              ==============    ==============    =============

                                                   GROSS                               NET
YEAR ENDED DECEMBER 31, 2000                      AMOUNT            CEDED            AMOUNT
------------------------------------------    --------------    --------------    -------------
Life insurance in force                       $  120,555,954    $  120,555,954    $           -
                                              ==============    ==============    =============

Premiums and contract charges:
    Life and annuities                        $      447,683    $      447,683    $           -
    Accident and health                               22,656            22,656                -
                                              --------------    --------------    -------------
                                              $      470,339    $      470,339    $           -
                                              ==============    ==============    =============


                                   LINCOLN BENEFIT LIFE
                                   VARIABLE ANNUITY
                                   ACCOUNT



                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   AND DECEMBER 31, 2001, AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                              AIM Variable
                                             Insurance Funds
                                               Sub-Account                      The Alger American Fund Sub-Accounts
                                            ------------------   ------------------------------------------------------------------
                                             AIM V. I. Dent                         Income and       Leveraged          MidCap
                                              Demographics         Growth              Growth         AllCap            Growth
                                            ------------------ ---------------    --------------  --------------   ----------------
ASSETS
Investments at fair value                   $      679,033    $     15,292,744   $   20,203,747   $   12,636,784   $    15,074,032
                                            ---------------   -----------------  ---------------  ---------------  ----------------
    Total assets                            $      679,033    $     15,292,744   $   20,203,747   $   12,636,784   $    15,074,032
                                            ===============   =================  ===============  ===============  ================


NET ASSETS
Accumulation units                          $      669,053    $     15,262,671   $   20,159,873   $   12,632,483   $    15,065,092
Contracts in payout (annuitization) period           9,980              30,073           43,874            4,301             8,940
                                            ---------------   -----------------  ---------------  ---------------  ----------------
    Total net assets                        $      679,033    $     15,292,744   $   20,203,747   $   12,636,784   $    15,074,032
                                            ===============   =================  ===============  ===============  ================

FUND SHARE INFORMATION
    Number of shares                               179,164             620,899        2,790,573          606,081         1,210,766
                                            ===============   =================  ===============  ===============  ================
    Cost                                    $      818,572    $     30,967,846   $   34,112,422   $   23,853,766   $    24,745,393
                                            ===============   =================  ===============  ===============  ================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Fidelity Variable
                                                The Alger                                                           Insurance
                                              American Fund                                                       Products Fund
                                              Sub-Accounts          Federated Insurance Series Sub-Accounts       Sub-Accounts
                                            ------------------ ------------------------------------------------  ---------------
                                                                Federated
                                                               Fund for U.S.    Federated
                                                  Small         Government     High Income     Federated           VIP Asset
                                             Capitalization    Securities II   Bond Fund II  Utility Fund II         Manager
                                            ---------------  ---------------- --------------- ----------------  ----------------
ASSETS
Investments at fair value                   $    6,749,964   $    82,676,447  $   17,044,114  $     8,709,685   $     16,043,904
                                            ---------------  ---------------- --------------- ----------------  ----------------
    Total assets                            $    6,749,964   $    82,676,447  $   17,044,114  $     8,709,685   $     16,043,904
                                            ===============  ================ =============== ================  ================

NET ASSETS
Accumulation units                          $    6,742,512   $    82,646,448  $   17,014,617  $     8,673,321   $    16,011,089
Contracts in payout (annuitization) period           7,452            29,999          29,497           36,364            32,815
                                            ---------------  ---------------- --------------- ----------------  ----------------
    Total net assets                        $    6,749,964   $    82,676,447  $   17,044,114  $     8,709,685   $    16,043,904
                                            ===============  ================ =============== ================  ================

FUND SHARE INFORMATION
    Number of shares                               552,823         6,901,206       2,407,361        1,158,203         1,258,345
                                            ===============  ================ =============== ================  ================
    Cost                                    $    9,335,396   $    78,920,411  $   18,633,347  $    13,866,515   $    19,535,692
                                            ===============  ================ =============== ================  ================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                            -----------------------------------------------------------------------------------
                                                               VIP Equity-                                        VIP Money
                                            VIP Contrafund      Income           VIP Growth    VIP Index 500        Market
                                            --------------- ---------------   --------------  ---------------  ----------------
ASSETS
Investments at fair value                   $   47,439,104  $    60,366,109   $   42,976,103  $   49,088,225   $    106,869,738
                                            --------------- ----------------  --------------- ---------------  -----------------
    Total assets                            $   47,439,104  $    60,366,109   $   42,976,103  $   49,088,225   $    106,869,738
                                            =============== ================  =============== ===============  =================

NET ASSETS
Accumulation units                          $   47,421,914  $    60,322,311   $   42,901,051  $   48,993,505   $    106,543,546
Contracts in payout (annuitization) period          17,190           43,798           75,052          94,720            326,192
                                            --------------- ----------------  --------------- ---------------  -----------------
    Total net assets                        $   47,439,104  $    60,366,109   $   42,976,103  $   49,088,225   $    106,869,738
                                            =============== ================  =============== ===============  =================
FUND SHARE INFORMATION
    Number of shares                             2,620,945        3,324,125        1,833,451         491,275        106,869,738
                                            =============== ================  =============== ===============  =================
    Cost                                    $   58,742,113  $    74,747,082   $   72,025,274  $   67,678,133   $    106,869,738
                                            =============== ================  =============== ===============  =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------


                                             Fidelity Variable                                                   Goldman Sachs
                                                Insurace                                                           Variable
                                             Products Fund            Fidelity Variable Insurance Products      Insurance Trust
                                             Sub-Accounts             Fund (Service Class 2) Sub-Accounts       Sub-Accounts
                                            ---------------    ---------------------------------------------  -----------------
                                                                   VIP         VIP Investment
                                                              Equity-Income     Grade Bond     VIP Overseas       VIT CORE
                                                                (Service        (Service        (Service          Small Cap
                                             VIP Overseas       Class 2)        Class 2)         Class 2)          Equity
                                            --------------  ---------------- --------------- ---------------  ----------------
ASSETS
Investments at fair value                   $    9,229,671  $     3,264,151  $    7,601,195  $      221,567   $     1,969,443
                                            --------------- ---------------- --------------- ---------------  ----------------
    Total assets                            $    9,229,671  $     3,264,151  $    7,601,195  $      221,567   $     1,969,443
                                            =============== ================ =============== ===============  ================

NET ASSETS
Accumulation units                          $    9,196,207  $     3,248,791  $    7,554,878  $      221,567   $     1,969,443
Contracts in payout (annuitization) period          33,464           15,360          46,317               -                 -
                                            --------------- ---------------- --------------- ---------------  ----------------
    Total net assets                        $    9,229,671  $     3,264,151  $    7,601,195  $      221,567   $     1,969,443
                                            =============== ================ =============== ===============  ================

FUND SHARE INFORMATION
    Number of shares                               840,589          181,342         560,147          20,327           214,303
                                            =============== ================ =============== ===============  ================
    Cost                                    $   13,343,991  $     3,503,610  $    7,270,083  $      252,931   $     2,276,406
                                            =============== ================ =============== ===============  ================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                              Goldman Sachs
                                                Variable       J.P. Morgan
                                             Insurance Trust  Series Trust II
                                              Sub-Accounts     Sub-Account           Janus Aspen Series Sub-Accounts
                                           ----------------- ---------------- ------------------------------------------------
                                           VIT International                     Aggressive                      Flexible
                                                Equity         Small Company       Growth        Balanced        Income
                                           ----------------- ---------------- --------------- --------------- ----------------
ASSETS
Investments at fair value                  $      2,395,161  $     2,678,460  $   25,068,885  $   75,388,059  $     30,197,805
                                           ----------------- ---------------- --------------- --------------- ----------------
    Total assets                           $      2,395,161  $     2,678,460  $   25,068,885  $   75,388,059  $     30,197,805
                                           ================= ================ =============== =============== ================


NET ASSETS
Accumulation units                         $      2,395,161  $     2,678,460  $   25,061,248  $   75,182,747  $    30,178,257
Contracts in payout (annuitization) period                -                -           7,637         205,312           19,548
                                           ----------------- ---------------- --------------- --------------- ----------------
    Total net assets                       $      2,395,161  $     2,678,460  $   25,068,885  $   75,388,059  $    30,197,805
                                           ================= ================ =============== =============== ================

FUND SHARE INFORMATION
    Number of shares                                330,367          259,039       1,582,632       3,661,392        2,455,106
                                           ================= ================ =============== =============== ================
    Cost                                   $      3,663,003  $     3,564,318  $   58,064,719  $   84,456,195  $    29,341,732
                                           ================= ================ =============== =============== ================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                      Lazard
                                                                                                                     Retirement
                                                    Janus Aspen Series               Janus Aspen Series              Series, Inc.
                                                       Sub-Accounts              (Service Shares) Sub-Accounts       Sub-Accounts
                                            ---------------------------------- ---------------------------------  ------------------
                                                                               Global Value        Worldwide
                                                               Worldwide         (Service        Growth (Service      Emerging
                                               Growth            Growth           Shares)           Shares)           Markets
                                            ---------------- ----------------- ----------------  ---------------- -----------------
ASSETS
Investments at fair value                   $    47,542,855  $     60,043,348  $     2,448,252   $     1,571,507  $       1,236,556
                                            ---------------- ----------------- ----------------  ---------------- -----------------
    Total assets                            $    47,542,855  $     60,043,348  $     2,448,252   $     1,571,507  $       1,236,556
                                            ================ ================= ================  ================ =================



NET ASSETS
Accumulation units                          $    47,522,120  $     60,027,189  $     2,448,252   $     1,571,507  $      1,236,556
Contracts in payout (annuitization) period           20,735            16,159                -                 -                 -
                                            ---------------- ----------------- ----------------  ---------------- -----------------
    Total net assets                        $    47,542,855  $     60,043,348  $     2,448,252   $     1,571,507  $      1,236,556
                                            ================ ================= ================  ================ =================


FUND SHARE INFORMATION
    Number of shares                              3,254,131         2,852,416          271,425            75,012           176,148
                                            ================ ================= ================  ================ =================
    Cost                                    $    83,115,019  $     89,734,596  $     2,666,211   $     1,803,715  $      1,393,742
                                            ================ ================= ================  ================ =================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------


                                               Lazard
                                              Retirement
                                             Series, Inc.
                                             Sub-Accounts                       LSA Variable Series Trust Sub-Accounts
                                            ---------------    ----------------------------------------------------------------
                                                                  LSA
                                             International     Aggressive                        LSA Basic        LSA Blue
                                                Equity          Growth         LSA Balanced        Value            Chip
                                            --------------- ----------------  -------------- ---------------   ---------------
ASSETS
Investments at fair value                   $    1,556,907  $       491,240   $    9,209,056  $    5,295,957   $     2,687,200
                                            --------------- ----------------  --------------- ---------------  ----------------
    Total assets                            $    1,556,907  $       491,240   $    9,209,056  $    5,295,957   $     2,687,200
                                            =============== ================  =============== ===============  ================

NET ASSETS
Accumulation units                          $    1,556,907  $       491,240   $    9,174,961  $    5,293,323   $     2,687,200
Contracts in payout (annuitization) period               -                -           34,095           2,634                 -
                                            --------------- ----------------  --------------- ---------------  ----------------
    Total net assets                        $    1,556,907  $       491,240   $    9,209,056  $    5,295,957   $     2,687,200
                                            =============== ================  =============== ===============  ================

FUND SHARE INFORMATION
    Number of shares                               191,974           76,637        1,148,261         702,382           378,479
                                            =============== ================  =============== ===============  ================
    Cost                                    $    2,006,180  $       569,023   $   10,604,447  $    5,859,233   $     3,084,723
                                            =============== ================  =============== ===============  ================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                     LSA Variable Series Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                  LSA               LSA
                                                LSA Capital    Disciplined       Diversified     LSA Emerging       LSA Focused
                                               Appreciation      Equity            Mid Cap       Growth Equity         Equity
                                            ---------------- ----------------- ---------------- ----------------  -----------------
ASSETS
Investments at fair value                   $     1,094,640  $      4,356,950  $     2,797,278  $     1,848,027   $      2,511,616
                                            ---------------- ----------------- ---------------- ----------------  -----------------
    Total assets                            $     1,094,640  $      4,356,950  $     2,797,278  $     1,848,027   $      2,511,616
                                            ================ ================= ================ ================  =================


NET ASSETS
Accumulation units                          $     1,094,640  $      4,356,950  $     2,797,278  $     1,848,027   $      2,511,616
Contracts in payout (annuitization) period                -                 -                -                -                  -
                                            ---------------- ----------------- ---------------- ----------------  -----------------
    Total net assets                        $     1,094,640  $      4,356,950  $     2,797,278  $     1,848,027   $      2,511,616
                                            ================ ================= ================ ================  =================


FUND SHARE INFORMATION
    Number of shares                                155,932           681,839          345,343          390,703            415,143
                                            ================ ================= ================ ================  =================
    Cost                                    $     1,221,449  $      5,600,854  $     3,098,766  $     3,869,589   $      3,869,676
                                            ================ ================= ================ ================  =================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        MFS Variable Insurance
                                                    LSA Variable Series Trust Sub-Accounts               Trust Sub-Accounts
                                            --------------------------------------------------- ------------------------------------

                                                                                                MFS Emerging
                                                 LSA          LSA Mid Cap        LSA Value         Growth         MFS Investors
                                             Growth Equity       Value            Equity           Series         Trust Series
                                            ---------------- ----------------- ---------------- ---------------- -----------------
ASSETS
Investments at fair value                   $     4,599,369  $      5,354,192  $     6,520,490  $     4,610,542  $      4,924,483
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total assets                            $     4,599,369  $      5,354,192  $     6,520,490  $     4,610,542  $      4,924,483
                                            ================ ================= ================ ================ =================

NET ASSETS
Accumulation units                          $     4,599,369  $      5,354,192  $     6,520,490  $     4,601,592  $      4,924,483
Contracts in payout (annuitization) period                -                 -                -            8,950                 -
                                            ---------------- ----------------- ---------------- ---------------- -----------------

    Total net assets                        $     4,599,369  $      5,354,192  $     6,520,490  $     4,610,542  $      4,924,483
                                            ================ ================= ================ ================ =================

FUND SHARE INFORMATION
    Number of shares                                665,611           543,573          790,362          387,115           365,589
                                            ================ ================= ================ ================ =================
    Cost                                    $     6,063,758  $      5,512,719  $     7,988,829  $     9,760,068  $      6,793,250
                                            ================ ================= ================ ================ =================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      MFS Variable Insurance Trust
                                                MFS Variable Insurance Trust Sub-Accounts             (Service Class) Sub-Accounts
                                              -------------------------------------------------    --------------------------------
                                                                                                        MFS
                                                MFS New                                             New Discovery    MFS Utilities
                                               Discovery       MFS Research       MFS Total        Series (Service  Series (Service
                                                Series            Series        Return Series          Class)           Class)
                                             ---------------- ----------------- ----------------  ---------------- -----------------
 ASSETS
 Investments at fair value                   $     6,737,270  $      3,589,682  $    16,502,433   $     1,592,876  $        766,474
                                             ---------------- ----------------- ----------------  ---------------- -----------------
     Total assets                            $     6,737,270  $      3,589,682  $    16,502,433   $     1,592,876  $        766,474
                                             ================ ================= ================  ================ =================


 NET ASSETS
 Accumulation units                          $     6,732,809  $      3,589,682  $    16,400,507   $     1,592,876  $        750,562
 Contracts in payout (annuitization) period            4,461                 -          101,926                 -            15,912
                                             ---------------- ----------------- ----------------  ---------------- -----------------
     Total net assets                        $     6,737,270  $      3,589,682  $    16,502,433   $     1,592,876  $        766,474
                                             ================ ================= ================  ================ =================


 FUND SHARE INFORMATION
     Number of shares                                645,332           332,995          962,802           153,456            63,980
                                             ================ ================= ================  ================ =================
     Cost                                    $     8,963,033  $      5,947,890  $    17,582,107   $     1,829,896  $        794,938
                                             ================ ================= ================  ================ =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               Oppenheimer Variable   Panorama
                                                                                                  Account Funds      Series Fund,
                                                                                                 (Service Class     Inc. (Service
                                                                                                    ("SC"))        Class ("SC"))
                                                   OCC Accumulation Trust Sub-Accounts            Sub-Account       Sub-Account
                                             -------------------------------------------------- ---------------- -----------------
                                                                                                   Oppenheimer
                                                                     OCC                           Main Street      Oppenheimer
                                                                 Science and                        Small Cap      International
                                                 OCC Equity      Technology      OCC Small Cap     Growth (SC)      Growth (SC)
                                            ---------------- ----------------- ---------------- ---------------- -----------------
ASSETS
Investments at fair value                   $     2,537,702  $        793,133  $     4,950,828  $     4,398,189  $        499,846
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total assets                            $     2,537,702  $        793,133  $     4,950,828  $     4,398,189  $        499,846
                                            ================ ================= ================ ================ =================


NET ASSETS
Accumulation units                          $     2,537,702  $        793,133  $     4,950,828  $     4,398,189  $        499,846
Contracts in payout (annuitization) period                -                 -                -                -                 -
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total net assets                        $     2,537,702  $        793,133  $     4,950,828  $     4,398,189  $        499,846
                                            ================ ================= ================ ================ =================

FUND SHARE INFORMATION
    Number of shares                                 99,013           660,945          230,057          473,433           617,094
                                            ================ ================= ================ ================ =================
    Cost                                    $     3,156,912  $      1,100,589  $     6,002,753  $     4,722,986  $        603,912
                                            ================ ================= ================ ================ =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Putnam Variable
                                                                                                                      Trust
                                                           PIMCO Variable Insurance Trust Sub-Accounts              Sub-Accounts
                                            --------------------------------------------------------------------- -----------------
                                                                                                    StocksPLUS
                                                                                                    Growth and        VT High
                                              Foreign Bond      Money Market     Total Return         Income           Yield
                                            ---------------- ----------------- ----------------  ---------------- -----------------
ASSETS
Investments at fair value                   $     4,132,587  $     25,842,377  $    44,468,190   $     3,544,425  $      1,649,206
                                            ---------------- ----------------- ----------------  ---------------- -----------------
    Total assets                            $     4,132,587  $     25,842,377  $    44,468,190   $     3,544,425  $      1,649,206
                                            ================ ================= ================  ================ =================


NET ASSETS
Accumulation units                          $     4,132,587  $     25,798,783  $    44,426,150   $     3,544,425  $      1,649,206
Contracts in payout (annuitization) period                -            43,594           42,040                 -                 -
                                            ---------------- ----------------- ----------------  ---------------- -----------------
    Total net assets                        $     4,132,587  $     25,842,377  $    44,468,190   $     3,544,425  $      1,649,206
                                            ================ ================= ================  ================ =================


FUND SHARE INFORMATION
    Number of shares                                410,386        25,842,377        4,346,842           488,886           233,930
                                            ================ ================= ================  ================ =================
    Cost                                    $     4,040,806  $     25,842,377  $    43,753,722   $     4,555,940  $      1,664,449
                                            ================ ================= ================  ================ =================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------


                                                                               Salomon Brothers
                                           Putnam Variable   Rydex Variable    Variable Series
                                                Trust            Trust             Funds             Scudder Variable Series I
                                            Sub-Accounts      Sub-Account       Sub-Account                 Sub-Accounts
                                           ----------------- ----------------- ---------------- -----------------------------------
                                           VT International
                                             Growth and
                                               Income          Rydex OTC          Capital         Balanced             Bond
                                           ----------------- ----------------- ---------------- ----------------  -----------------
ASSETS
Investments at fair value                  $      1,374,460  $      1,008,017  $     6,170,439  $    17,978,968   $     20,534,152
                                           ----------------- ----------------- ---------------- ----------------  -----------------
    Total assets                           $      1,374,460  $      1,008,017  $     6,170,439  $    17,978,968   $     20,534,152
                                           ================= ================= ================ ================  =================


NET ASSETS
Accumulation units                         $      1,374,460  $      1,008,017  $     6,170,439  $    17,949,308   $     20,408,629
Contracts in payout (annuitization) period                -                 -                -           29,660            125,523
                                           ----------------- ----------------- ---------------- ----------------  -----------------
    Total net assets                       $      1,374,460  $      1,008,017  $     6,170,439  $    17,978,968   $     20,534,152
                                           ================= ================= ================ ================  =================



FUND SHARE INFORMATION
    Number of shares                                164,606           111,383          547,996        1,849,688          2,941,856
                                           ================= ================= ================ ================  =================
    Cost                                   $      1,441,860  $       1,220,282 $     7,686,429  $    23,208,062   $     19,952,628
                                           ================= ================= ================ ================  =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                                       STI Classic Variable
                                                    Scudder Variable Series I Sub-Accounts              Trust Sub-Accounts
                                            --------------------------------------------------   ---------------------------------
                                               Global          Growth and                         STI Capital    STI International
                                              Discovery          Income         International     Appreciation         Equity
                                            ---------------- ----------------  ---------------- ---------------- -----------------
ASSETS
Investments at fair value                    $    3,268,336  $      2,703,767  $     1,894,557  $    1,219,482   $        225,730
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total assets                             $    3,268,336  $      2,703,767  $     1,894,557  $     1,219,482  $        225,730
                                            ================ ================= ================ ================ =================


NET ASSETS
Accumulation units                           $    3,268,336  $      2,703,767  $     1,894,557  $     1,219,482  $        225,730
Contracts in payout (annuitization) period                -                 -                -                -                 -
                                            ---------------- ----------------- ---------------- ---------------- -----------------
    Total net assets                         $    3,268,336  $      2,703,767  $     1,894,557  $     1,219,482  $        225,730
                                            ================ ================= ================ ================ =================


FUND SHARE INFORMATION
    Number of shares                                468,915           398,786          290,576           93,734            32,620
                                            ================ ================= ================ ================ =================
    Cost                                     $    4,330,257  $      3,717,683  $     2,627,067  $     1,480,871  $        267,433
                                            ================ ================= ================ ================ =================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                   Strong        Strong Variable
                                               STI Classic      Opportunity         Insurance
                                             Variable Trust    Fund II, Inc.       Funds, Inc.           T. Rowe Price Equity
                                              Sub-Accounts      Sub-Account        Sub-Account          Series, Inc. Sub-Accounts
                                             ----------------- ----------------- ---------------- ---------------------------------
                                                                                                                     T. Rowe Price
                                                STI Value       Opportunity      Mid Cap Growth    T. Rowe Price       Mid-Cap
                                              Income Stock        Fund II            Fund II       Equity Income        Growth
                                             ----------------- ----------------- ---------------- ---------------- -----------------
ASSETS
Investments at fair value                    $      1,864,154  $     11,659,573  $     4,578,343  $    16,769,953  $     12,237,729
                                             ----------------- ----------------- ---------------- ---------------- -----------------
    Total assets                             $      1,864,154  $     11,659,573  $     4,578,343  $    16,769,953  $     12,237,729
                                             ================= ================= ================ ================ =================

NET ASSETS
Accumulation units                           $      1,864,154  $     11,643,968  $     4,571,048  $    16,741,588  $     12,232,267
Contracts in payout (annuitization) period                  -            15,605            7,295           28,365             5,462
                                             ----------------- ----------------- ---------------- ---------------- -----------------
    Total net assets                         $      1,864,154  $     11,659,573  $     4,578,343  $    16,769,953  $     12,237,729
                                             ================= ================= ================ ================ =================

FUND SHARE INFORMATION
    Number of shares                                  179,418           840,632          447,541        1,025,058           851,024
                                             ================= ================= ================ ================ =================
    Cost                                     $      2,153,375  $     16,269,835  $     9,022,618  $    19,151,085  $     14,229,764
                                             ================= ================= ================ ================ =================


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                              T. Rowe        T. Rowe Price
                                           Price Equity     International
                                           Series, Inc.       Series, Inc.
                                           Sub-Accounts       Sub-Account        The Universal Institutional Funds Sub-Accounts
                                           ---------------- ------------------ ----------------------------------------------------
                                                                                                  Van Kampen
                                           T. Rowe Price     T. Rowe Price      Van Kampen            UIF           Van Kampen
                                            New America      International          UIF             Mid Cap        UIF Mid Cap
                                              Growth             Stock          High Yield          Growth            Value
                                           ---------------- ------------------ ----------------  ---------------- -----------------
ASSETS
Investments at fair value                  $     2,660,877  $       2,549,440  $     2,361,354   $     2,605,325  $      4,036,798
                                           ---------------- ------------------ ----------------  ---------------- -----------------
    Total assets                           $     2,660,877  $       2,549,440  $     2,361,354   $     2,605,325  $      4,036,798
                                           ================ ================== ================  ================ =================


NET ASSETS
Accumulation units                         $     2,660,877  $       2,549,440  $     2,333,204   $     2,605,325  $      4,036,798
Contracts in payout (annuitization) period               -                  -           28,150                 -                 -
                                           ---------------- ------------------ ----------------  ---------------- -----------------
    Total net assets                       $     2,660,877  $       2,549,440  $     2,361,354   $     2,605,325  $      4,036,798
                                           ================ ================== ================  ================ =================

FUND SHARE INFORMATION
    Number of shares                               204,840            275,317          418,680           433,498           385,191
                                           ================ ================== ================  ================ =================
    Cost                                   $     3,373,107  $       3,206,449  $     2,906,579   $     4,436,855  $      5,286,038
                                           ================ ================== ================  ================ =================



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------


                                                              Van Kampen
                                                            Life Investment
                                                           Trust (Class II)
                                                              Sub-Account
                                                           ------------------
                                                              LIT Growth
                                                              and Income
                                                              (Class II)
                                                           ------------------
ASSETS

Investments at fair value                                  $       4,772,507
                                                           ------------------
    Total assets                                           $       4,772,507
                                                           ==================

NET ASSETS
Accumulation units                                         $       4,772,507
Contracts in payout (annuitization) period                                 -
                                                           ------------------
    Total net assets                                       $       4,772,507
                                                           ==================

FUND SHARE INFORMATION

    Number of shares                                                 354,833
                                                           ==================
    Cost                                                   $       5,020,662
                                                           ==================





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable
                                              Insurance Funds
                                                Sub-Account                    The Alger American Fund Sub-Accounts
                                              -----------------   --------------------------------------------------------------

                                              AIM V. I. Dent                     Income and       Leveraged          MidCap
                                               Demographics       Growth           Growth           AllCap           Growth
                                              --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $            -   $        8,793   $      176,104   $        1,377   $            -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (6,104)        (268,238)        (338,321)        (221,364)        (247,198)
   Administrative expense                               (413)         (23,572)         (29,576)         (18,695)         (22,032)
                                              --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                    (6,517)        (283,017)        (191,793)        (238,682)        (269,230)
                                              --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               126,044        7,705,266        8,686,107       10,052,294       11,456,564
   Cost of investments sold                          148,648       13,221,242       13,197,982       15,726,594       16,653,777
                                              --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (22,604)      (5,515,976)      (4,511,875)      (5,674,300)      (5,197,213)

Realized gain distributions                                -                -                -                -                -
                                              --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (22,604)      (5,515,976)      (4,511,875)      (5,674,300)      (5,197,213)

Change in unrealized gains (losses)                 (144,254)      (3,176,884)      (6,047,512)      (1,499,383)      (1,734,845)
                                              --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                  (166,858)      (8,692,860)     (10,559,387)      (7,173,683)      (6,932,058)
                                              --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $     (173,375)  $   (8,975,877)  $  (10,751,180)  $   (7,412,365)  $   (7,201,288)
                                              ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Fidelity Variable
                                               The Alger                                                          Insurance
                                             American Fund                                                    Products Fund
                                             Sub-Accounts         Federated Insurance Series Sub-Accounts       Sub-Accounts
                                             -------------   -----------------------------------------------   --------------
                                                                Federated
                                                               Fund for U.S.     Federated
                                                Small           Government      High Income      Federated         VIP Asset
                                             Capitalization    Securities II    Bond Fund II   Utility Fund II      Manager
                                             --------------   --------------   --------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $            -   $    2,185,407   $    2,226,135  $       634,969   $      738,312
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                      (111,779)        (840,437)        (234,094)        (136,073)        (226,549)
   Administrative expense                            (9,763)         (80,709)         (23,263)         (13,556)         (23,897)
                                             --------------   --------------   --------------  ---------------   --------------

      Net investment income (loss)                 (121,542)       1,264,261        1,968,778          485,340          487,866
                                             --------------   --------------   --------------  ---------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                           18,619,623       36,708,108       35,906,628        4,753,022        5,428,576
   Cost of investments sold                      23,289,016       35,768,433       38,558,916        7,220,130        6,708,905
                                             --------------   --------------   --------------  ---------------   --------------

      Realized gains (losses) on fund shares     (4,669,393)         939,675       (2,652,288)      (2,467,108)      (1,280,329)

Realized gain distributions                               -                -                -                -                -
                                             --------------   --------------   --------------  ---------------   --------------
      Net realized gains (losses)                (4,669,393)         939,675       (2,652,288)      (2,467,108)      (1,280,329)

Change in unrealized gains (losses)               1,635,108        2,540,523          806,114       (1,416,952)      (1,262,094)
                                             --------------   --------------   --------------  ---------------   --------------
      Net realized and unrealized gains
           (losses) on investments               (3,034,285)       3,480,198       (1,846,174)      (3,884,060)      (2,542,423)
                                             --------------   --------------   --------------  ---------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   (3,155,827)  $    4,744,459   $      122,604  $    (3,398,720)  $   (2,054,557)
                                             ==============   ==============   ==============  ===============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                              ---------------------------------------------------------------------------------

                                                                VIP Equity-                                        VIP Money
                                              VIP Contrafund      Income         VIP Growth      VIP Index 500       Market
                                              --------------   -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                     $      424,987   $   1,329,811    $     155,974    $     813,915    $   1,918,780
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                       (651,544)       (935,623)        (718,632)        (763,580)      (1,437,433)
   Administrative expense                            (64,312)        (97,830)         (74,668)         (67,300)        (130,987)
                                              --------------   -------------    -------------    -------------    -------------

      Net investment income (loss)                  (290,869)        296,358         (637,326)         (16,965)         350,360
                                              --------------   -------------    -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                            15,787,243      35,556,474       21,223,388       21,259,992      858,199,714
   Cost of investments sold                       19,078,063      39,849,696       31,707,103       27,664,666      858,199,714
                                              --------------   -------------    -------------    -------------    -------------

      Realized gains (losses) on fund shares      (3,290,820)     (4,293,222)     (10,483,715)      (6,404,674)               -

Realized gain distributions                                -       1,810,020                -                -                -
                                              --------------   -------------    -------------    -------------    -------------

      Net realized gains (losses)                 (3,290,820)     (2,483,202)     (10,483,715)      (6,404,674)               -

Change in unrealized gains (losses)               (2,401,825)    (13,622,314)     (11,220,742)      (9,953,047)               -
                                              --------------   -------------    -------------    -------------    -------------

      Net realized and unrealized gains
           (losses) on investments                (5,692,645)    (16,105,516)     (21,704,457)     (16,357,721)               -
                                              --------------   -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            $   (5,983,514)  $ (15,809,158)   $ (22,341,783)   $ (16,374,686)   $     350,360
                                              ==============   =============    =============    =============    =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------

                                          Fidelity Variable                                                    Goldman Sachs
                                             Insurance                                                           Variable
                                           Products Fund         Fidelity Variable Insurance Products         Insurance Trust
                                           Sub-Accounts           Fund (Service Class 2) Sub-Accounts           Sub-Accounts
                                           -------------   ------------------------------------------------   ---------------
                                                                VIP          VIP Investment
                                                            Equity-Income     Grade Bond     VIP Overseas        VIT CORE
                                                              (Service         (Service        (Service          Small Cap
                                            VIP Overseas      Class 2)          Class 2)        Class 2)           Equity
                                           --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                  $       86,732   $        4,684   $       23,443   $           77   $        5,836
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                    (161,493)         (24,085)         (41,609)          (1,907)         (26,747)
   Administrative expense                         (16,679)          (1,651)          (2,923)            (129)          (1,978)
                                           --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                (91,440)         (21,052)         (21,089)          (1,959)         (22,889)
                                           --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                        126,693,009          452,361        1,313,528        2,120,058          778,573
   Cost of investments sold                   130,230,224          501,219        1,304,762        2,077,063          808,327
                                           --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund share    (3,537,215)         (48,858)           8,766           42,995          (29,754)

Realized gain distributions                             -            6,750                -                -                -
                                           --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)              (3,537,215)         (42,108)           8,766           42,995          (29,754)

Change in unrealized gains (losses)             1,243,466         (246,105)         332,323          (31,367)        (376,668)
                                           --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments             (2,293,749)        (288,213)         341,089           11,628         (406,422)
                                           --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                         $   (2,385,189)  $     (309,265)  $      320,000   $        9,669   $     (429,311)
                                           ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                              Goldman Sachs
                                                 Variable       J.P. Morgan
                                             Insurance Trust   Series Trust II
                                               Sub-Accounts      Sub-Account              Janus Aspen Series Sub-Accounts
                                             ---------------   --------------   ---------------------------------------------------


                                             VIT International     Small          Aggressive                            Flexible
                                                   Equity         Company           Growth           Balanced            Income
                                             ---------------   --------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                    $        29,139   $        4,771   $             -   $     1,999,430   $     1,195,333
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                        (35,741)         (34,534)         (429,351)       (1,054,499)         (300,796)
   Administrative expense                             (2,622)          (2,552)          (42,368)         (100,504)          (28,922)
                                             ---------------   --------------   ---------------   ---------------   ---------------

      Net investment income (loss)                    (9,224)         (32,315)         (471,719)          844,427           865,615
                                             ---------------   --------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                               582,554          249,820        25,958,826        21,792,306        11,290,753
   Cost of investments sold                          833,620          314,854        44,821,159        23,399,399        11,189,246
                                             ---------------   --------------   ---------------   ---------------   ---------------

      Realized gains (losses) on fund shares        (251,066)         (65,034)      (18,862,333)       (1,607,093)          101,507

Realized gain distributions                                -                -                 -                 -                 -
                                             ---------------   --------------   ---------------   ---------------   ---------------

      Net realized gains (losses)                   (251,066)         (65,034)      (18,862,333)       (1,607,093)          101,507

Change in unrealized gains (losses)                 (321,015)        (594,503)        6,544,032        (6,232,390)        1,099,337
                                             ---------------   --------------   ---------------   ---------------   ---------------

      Net realized and unrealized gains
           (losses) on investments                  (572,081)        (659,537)      (12,318,301)       (7,839,483)        1,200,844
                                             ---------------   --------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $      (581,305)  $     (691,852)  $   (12,790,020)  $    (6,995,056)  $     2,066,459
                                             ===============   ==============   ===============   ===============   ===============



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Lazard
                                                                                                                    Retirement
                                                         Janus Aspen                  Janus Aspen Series           Series, Inc.
                                                     Series Sub-Accounts         (Service Shares) Sub-Accounts     Sub-Accounts
                                               -------------------------------   -------------------------------   --------------

                                                                                 Global Value      Worldwide
                                                                  Worldwide        (Service      Growth (Service      Emerging
                                                   Growth           Growth          Shares)          Shares)           Markets
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $      700,180   $        8,061   $        8,178   $        7,325
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                        (847,231)      (1,046,433)         (16,231)         (13,629)         (15,505)
   Administrative expense                             (84,211)        (105,346)          (1,368)            (932)          (1,127)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                   (931,442)        (451,599)          (9,538)          (6,383)          (9,307)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             26,067,858       92,571,758        1,808,326          673,816          414,802
   Cost of investments sold                        39,311,735      107,187,542        1,956,547          695,689          453,673
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares      (13,243,877)     (14,615,784)        (148,221)         (21,873)         (38,871)

Realized gain distributions                                 -                -            2,501                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                 (13,243,877)     (14,615,784)        (145,720)         (21,873)         (38,871)

Change in unrealized gains (losses)                (7,904,847)     (11,121,490)        (218,218)        (246,414)         (14,074)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                (21,148,724)     (25,737,274)        (363,938)        (268,287)         (52,945)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $  (22,080,166)  $  (26,188,873)  $     (373,476)  $     (274,670)  $      (62,252)
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------

                                                  Lazard
                                                Retirement
                                               Series, Inc.
                                               Sub-Accounts            LSA Variable Series Trust Sub-Accounts
                                               -------------- -----------------------------------------------------------

                                                                   LSA
                                                International    Aggressive                   LSA Basic       LSA Blue
                                                   Equity          Growth     LSA Balanced       Value          Chip
                                               -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $        1,389  $           - $       76,947 $            - $            -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (21,567)        (4,177)       (94,469)       (39,079)       (21,657)
   Administrative expense                              (1,576)          (276)        (6,833)        (2,964)        (1,502)
                                               -------------- -------------- -------------- -------------- --------------

      Net investment income (loss)                    (21,754)        (4,453)       (24,355)       (42,043)       (23,159)
                                               -------------- -------------- -------------- -------------- --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                432,897        561,824      1,946,441      1,785,919        347,587
   Cost of investments sold                           551,351        578,753      2,303,214      2,024,568        379,317
                                               -------------- -------------- -------------- -------------- --------------

      Realized gains (losses) on fund shares         (118,454)       (16,929)      (356,773)      (238,649)       (31,730)

Realized gain distributions                                 -              -         49,014              -              -
                                               -------------- -------------- -------------- -------------- --------------

      Net realized gains (losses)                    (118,454)       (16,929)      (307,759)      (238,649)       (31,730)

Change in unrealized gains (losses)                   (72,765)       (83,844)    (1,060,899)      (589,976)      (398,541)
                                               -------------- -------------- -------------- -------------- --------------

      Net realized and unrealized gains
           (losses) on investments                   (191,219)      (100,773)    (1,368,658)      (828,625)      (430,271)
                                               -------------- -------------- -------------- -------------- --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (212,973)$     (105,226)$   (1,393,013)$     (870,668)$     (453,430)
                                               ============== ============== ============== ============== ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                     LSA Variable Series Trust Sub-Accounts
                                               -----------------------------------------------------------------------------------

                                                                      LSA             LSA
                                                LSA Capital       Disciplined     Diversified     LSA Emerging       LSA Focused
                                                Appreciation       Equity           Mid Cap       Growth Equity        Equity
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          -   $       20,881   $        2,563     $          -     $          -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                          (7,781)         (48,387)         (21,349)         (26,933)         (36,860)
   Administrative expense                                (532)          (3,461)          (1,513)          (1,976)          (2,697)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (8,313)         (30,967)         (20,299)         (28,909)         (39,557)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                175,564          885,463          785,809          784,412          887,700
   Cost of investments sold                           209,674        1,128,169          836,670        1,183,290        1,257,455
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares          (34,110)        (242,706)         (50,861)        (398,878)        (369,755)

Realized gain distributions                                 -                -                -                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                     (34,110)        (242,706)         (50,861)        (398,878)        (369,755)

Change in unrealized gains (losses)                  (133,699)        (803,073)        (319,449)        (727,420)        (617,844)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                   (167,809)      (1,045,779)        (370,310)      (1,126,298)        (987,599)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (176,122)  $   (1,076,746)  $     (390,609)  $   (1,155,207)  $   (1,027,156)
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       MFS Variable Insurance
                                                    LSA Variable Series Trust Sub-Accounts               Trust Sub-Accounts
                                               ------------------------------------------------   -------------------------------

                                                                                                   MFS Emerging
                                                 LSA Growth       LSA Mid Cap      LSA Value          Growth       MFS Investors
                                                 Equity (a)         Value           Equity            Series        Trust Series
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $        1,731   $       10,873   $            -   $            -   $       31,848
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (57,969)         (31,932)         (74,765)         (85,259)         (74,310)
   Administrative expense                              (4,153)          (2,565)          (5,484)          (6,331)          (5,693)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                    (60,391)         (23,624)         (80,249)         (91,590)         (48,155)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              1,856,141        1,644,396        1,141,187        2,204,501        1,707,947
   Cost of investments sold                         2,292,515        1,751,245        1,417,136        4,243,564        2,243,288
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (436,374)        (106,849)        (275,949)      (2,039,063)        (535,341)

Realized gain distributions                                 -                -                -                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (436,374)        (106,849)        (275,949)      (2,039,063)        (535,341)

Change in unrealized gains (losses)                  (770,648)        (164,916)      (1,157,467)        (801,659)        (891,804)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                 (1,207,022)        (271,765)      (1,433,416)      (2,840,722)      (1,427,145)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   (1,267,413)  $     (295,389)  $   (1,513,665)  $   (2,932,312)  $   (1,475,300)
                                               ==============   ==============   ==============   ==============   ==============

(a) Previously known as LSA International Growth Equity


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable Insurance                 MFS Variable Insurance Trust
                                                               Trust Sub-Accounts                   (Service Class) Sub-Accounts
                                                -----------------------------------------------    -------------------------------
                                                                                                       MFS
                                                   MFS New                                        New Discovery      MFS Utilities
                                                  Discovery       MFS Research      MFS Total      Series (Service Series (Service
                                                   Series            Series       Return Series      Class)            Class)
                                               --------------   --------------   --------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $       12,006   $      269,420   $            -   $        5,485
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                        (114,645)         (57,382)        (207,715)         (12,444)          (6,487)
   Administrative expense                              (8,586)          (4,355)         (15,999)            (863)            (426)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                   (123,231)         (49,731)          45,706          (13,307)          (1,428)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             10,876,850        1,136,928        6,358,099          213,422          808,661
   Cost of investments sold                        12,669,472        1,744,683        6,824,657          243,158          843,091
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares       (1,792,622)        (607,755)        (466,558)         (29,736)         (34,430)

Realized gain distributions                                 -                -          213,607                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                  (1,792,622)        (607,755)        (252,951)         (29,736)         (34,430)

Change in unrealized gains (losses)                (1,865,599)        (684,906)      (1,114,473)        (266,640)         (27,432)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                 (3,658,221)      (1,292,661)      (1,367,424)        (296,376)         (61,862)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   (3,781,452)  $   (1,342,392)  $   (1,321,718)  $     (309,683)  $      (63,290)
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Oppenheimer       Panorama
                                                                                                 Variable Account   Series Fund,
                                                                                                  Funds (Service   Inc. (Service
                                                                                                  Class ("SC"))    Class ("SC"))
                                                      OCC Accumulation Trust Sub-Accounts          Sub-Account     Sub-Account
                                               ------------------------------------------------   -------------   -------------
                                                                                                    Oppenheimer
                                                                      OCC                           Main Street     Oppenheimer
                                                                  Science and                        Small Cap     International
                                                  OCC Equity      Technology     OCC Small Cap      Growth (SC)      Growth (SC)
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $       16,600   $            -   $        1,449   $            -   $          713
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (33,602)         (11,455)         (54,005)         (25,496)          (5,226)
   Administrative expense                              (2,435)            (797)          (4,099)          (1,847)            (400)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                    (19,437)         (12,252)         (56,655)         (27,343)          (4,913)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                582,232        1,871,350        1,846,175       15,654,887       10,601,390
   Cost of investments sold                           682,792        1,915,889        2,185,811       15,769,757       10,522,247
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (100,560)         (44,539)        (339,636)        (114,870)          79,143

Realized gain distributions                            14,816                -          314,501                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                     (85,744)         (44,539)         (25,135)        (114,870)          79,143

Change in unrealized gains (losses)                  (547,450)        (279,633)      (1,223,463)        (330,800)        (104,385)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                   (633,194)        (324,172)      (1,248,598)        (445,670)         (25,242)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (652,631)  $     (336,424)  $   (1,305,253)  $     (473,013)  $      (30,155)
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Putnam
                                                                                                                  Variable Trust
                                                          PIMCO Variable Insurance Trust Sub-Accounts              Sub-Accounts
                                               ----------------------------------------------------------------   -------------

                                                                                                    StocksPLUS
                                                                                                    Growth and        VT High
                                                 Foreign Bond    Money Market    Total Return (b)     Income           Yield
                                               --------------   --------------   ---------------- --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $       68,819   $      290,658   $        809,391 $       93,234   $       39,936
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (25,785)        (287,958)          (266,956)       (41,746)         (11,600)
   Administrative expense                              (2,040)         (21,236)           (20,814)        (3,040)            (779)
                                               --------------   --------------   ---------------- --------------   --------------

      Net investment income (loss)                     40,994          (18,536)           521,621         48,448           27,557
                                               --------------   --------------   ---------------- --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              1,222,468       27,711,803          5,450,148      1,267,653          162,798
   Cost of investments sold                         1,212,261       27,711,803          5,433,302      1,533,305          171,096
                                               --------------   --------------   ---------------- --------------   --------------

      Realized gains (losses) on fund shares           10,207                -             16,846       (265,652)          (8,298)

Realized gain distributions                            14,813                -            508,937              -                -
                                               --------------   --------------   ---------------- --------------   --------------

      Net realized gains (losses)                      25,020                -            525,783       (265,652)          (8,298)

Change in unrealized gains (losses)                    81,501                -            681,976       (534,266)         (17,159)
                                               --------------   --------------   ---------------- --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                    106,521                -          1,207,759       (799,918)         (25,457)
                                               --------------   --------------   ---------------- --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $      147,515   $      (18,536)  $      1,729,380 $     (751,470)  $        2,100
                                               ==============   ==============   ================ ==============   ==============


(b) Previously known as Total Return Bond


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                               Salomon Brothers
                                                  Putnam        Rydex Variable  Variable Series
                                               Variable Trust      Trust             Funds               Scudder Variable
                                                Sub-Accounts     Sub-Account       Sub-Account         Series I Sub-Accounts
                                               --------------   --------------   --------------   -------------------------------
                                               VT International
                                                 Growth and
                                                  Income          Rydex OTC        Capital           Balanced          Bond
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $          252   $            -   $       30,533   $      624,504   $    1,111,044
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                          (7,426)          (9,377)         (78,836)        (264,348)        (247,250)
   Administrative expense                                (613)            (644)          (5,742)         (26,805)         (23,071)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (7,787)         (10,021)         (54,045)         333,351          840,723
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             12,771,684          246,669        1,366,991        8,053,035       11,385,678
   Cost of investments sold                        12,726,523          330,601        1,663,574        9,885,429       11,389,799
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares           45,161          (83,932)        (296,583)      (1,832,394)          (4,121)

Realized gain distributions                                 -                -                -                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                      45,161          (83,932)        (296,583)      (1,832,394)          (4,121)

Change in unrealized gains (losses)                   (67,930)        (216,160)      (1,465,984)      (2,363,559)         340,637
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                    (22,769)        (300,092)      (1,762,567)      (4,195,953)         336,516
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $      (30,556)  $     (310,113)  $   (1,816,612)  $   (3,862,602)  $    1,177,239
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       STI Classic Variable
                                                     Scudder Variable Series I Sub-Accounts             Trust Sub-Accounts
                                               ------------------------------------------------   -----------------------------

                                                                                                                       STI
                                                   Global        Growth and                        STI Capital     International
                                                 Discovery         Income        International     Appreciation       Equity
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $       31,348   $       19,373   $            -   $            -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (42,099)         (39,920)         (51,954)         (14,219)         (11,378)
   Administrative expense                              (3,174)          (3,131)          (3,967)          (1,084)            (879)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                    (45,273)         (11,703)         (36,548)         (15,303)         (12,257)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              6,889,622        1,184,692      222,973,542          487,191       17,525,988
   Cost of investments sold                         7,623,617        1,560,794      221,933,323          583,998       17,506,817
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (733,995)        (376,102)       1,040,219          (96,807)          19,171

Realized gain distributions                                 -                -                -           55,302            4,791
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (733,995)        (376,102)       1,040,219          (41,505)          23,962

Change in unrealized gains (losses)                     5,150         (514,834)        (124,045)        (240,734)          14,176
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                   (728,845)        (890,936)         916,174         (282,239)          38,138
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (774,118)  $     (902,639)  $      879,626   $     (297,542)  $       25,881
                                               ==============   ==============   ==============   ==============   ==============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                   Strong                                           T. Rowe Price
                                                 STI Classic     Opportunity                                          Equity
                                               Variable Trust    Fund II, Inc.      Strong Variable Insurance       Series, Inc.
                                                Sub-Accounts      Sub-Account        Funds, Inc. Sub-Accounts       Sub-Accounts
                                               --------------   --------------   -------------------------------   --------------

                                                  STI Value      Opportunity      Discovery       Mid Cap Growth   T. Rowe Price
                                                 Income Stock      Fund II        Fund II (c)        Fund II       Equity Income
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $       28,510   $       55,931   $            -   $            -   $      316,672
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (28,074)        (183,353)          (5,336)         (83,080)        (250,234)
   Administrative expense                              (2,088)         (13,736)            (402)          (6,403)         (18,976)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                     (1,652)        (141,158)          (5,738)         (89,483)          47,462
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                              3,060,134       13,905,183        1,360,002       11,431,468       12,166,570
   Cost of investments sold                         3,333,742       16,521,805        1,479,739       14,110,439       13,501,641
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares         (273,608)      (2,616,622)        (119,737)      (2,678,971)      (1,335,071)

Realized gain distributions                                 -          252,151                -                -           22,070
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                    (273,608)      (2,364,471)        (119,737)      (2,678,971)      (1,313,001)

Change in unrealized gains (losses)                  (230,121)      (2,471,445)         149,806         (516,790)      (2,345,325)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                   (503,729)      (4,835,916)          30,069       (3,195,761)      (3,658,326)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $     (505,381)  $   (4,977,074)  $       24,331   $   (3,285,244)  $   (3,610,864)
                                               ==============   ==============   ==============   ==============   ==============


(c) For the Period Beginning January 1, 2002 and Ending May 16, 2002


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 T. Rowe Price
                                                                                 International
                                                     T. Rowe Price Equity         Series, Inc.     The Universal Institutional
                                                   Series, Inc. Sub-Accounts       Sub-Account       Funds, Inc. Sub-Accounts
                                               -------------------------------   --------------   -----------------------------
                                                                                                                     Van Kampen
                                                T. Rowe Price   T. Rowe Price    T. Rowe Price     Van Kampen           UIF
                                                   Mid-Cap       New America     International        UIF             Mid Cap
                                                   Growth          Growth           Stock         High Yield (d)     Growth (e)
                                               --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $            -   $       26,975   $      228,817   $            -
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                        (178,377)         (20,121)         (73,829)         (24,782)         (39,823)
   Administrative expense                             (13,650)          (1,558)          (5,650)          (1,793)          (2,918)
                                               --------------   --------------   --------------   --------------   --------------

      Net investment income (loss)                   (192,027)         (21,679)         (52,504)         202,242          (42,741)
                                               --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                             16,668,240       10,396,409      275,729,187          613,803          638,494
   Cost of investments sold                        17,967,781       10,673,143      274,678,443          751,512        1,015,503
                                               --------------   --------------   --------------   --------------   --------------

      Realized gains (losses) on fund shares       (1,299,541)        (276,734)       1,050,744         (137,709)        (377,009)

Realized gain distributions                                 -                -            2,697                -                -
                                               --------------   --------------   --------------   --------------   --------------

      Net realized gains (losses)                  (1,299,541)        (276,734)       1,053,441         (137,709)        (377,009)

Change in unrealized gains (losses)                (2,482,986)        (309,224)         (88,470)        (197,126)        (765,253)
                                               --------------   --------------   --------------   --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                 (3,782,527)        (585,958)         964,971         (334,835)      (1,142,262)
                                               --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   (3,974,554)  $     (607,637)  $      912,467   $     (132,593)  $   (1,185,003)
                                               ==============   ==============   ==============   ==============   ==============


(d) Previously known as High Yield

(e) Previously known as Mid Cap Growth


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                               The Universal       Van Kampen
                                               Institutional    Life Investment
                                                 Funds, Inc.    Trust (Class II)
                                                Sub-Accounts      Sub-Account
                                               --------------   --------------

                                                  Van Kampen       LIT Growth
                                                 UIF Mid Cap       and Income
                                                   Value (f)       (Class II)
                                               --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $        4,888
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk                         (56,284)         (28,653)
   Administrative expense                              (4,124)          (2,090)
                                               --------------   --------------

      Net investment income (loss)                    (60,408)         (25,855)
                                               --------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                933,878          990,434
   Cost of investments sold                         1,208,447        1,066,677
                                               --------------   --------------

      Realized gains (losses) on fund shares         (274,569)         (76,243)

Realized gain distributions                                 -                -
                                               --------------   --------------

      Net realized gains (losses)                    (274,569)         (76,243)

Change in unrealized gains (losses)                (1,169,543)        (255,871)
                                               --------------   --------------

      Net realized and unrealized gains
           (losses) on investments                 (1,444,112)        (332,114)
                                               --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             $   (1,504,520)  $     (357,969)
                                               ==============   ==============


(f) Previously known as Mid Cap Value


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable Insurance
                                                 Funds Sub-Account           The Alger American Fund Sub-Accounts
                                             -------------------------   ----------------------------------------------------------

                                                   AIM V.I. Dent
                                                    Demographics                    Growth                  Income and Growth
                                             -------------------------   --------------------------   -----------------------------

                                                 2002        2001 (g)        2002           2001            2002            2001
                                             -----------   -----------   -----------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (6,517)  $      (173)  $  (283,017)  $   (351,292)   $   (191,793)   $   (340,560)
Net realized gains (losses)                      (22,604)           76    (5,515,976)       387,294      (4,511,875)       (858,431)
Change in unrealized gains (losses)             (144,254)        4,715    (3,176,884)    (4,579,723)     (6,047,512)     (5,315,261)
                                             -----------   -----------   -----------   ------------    ------------    ------------

Increase (decrease) in net assets
   from operations                              (173,375)        4,618    (8,975,877)    (4,543,721)    (10,751,180)     (6,514,252)
                                             -----------   -----------   -----------   ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         571,142        83,556     1,890,105      4,013,237       3,198,642       5,428,786
Benefit payments                                  (1,034)            -      (242,980)      (211,744)       (339,842)       (418,947)
Payments on termination                          (45,066)         (166)   (1,609,906)    (2,453,598)     (2,657,651)     (2,645,369)
Loans - net                                            -             -          (833)           902            (469)         (4,099)
Contract administration charges                        -             -       (16,502)       (18,132)        (13,828)        (12,843)
Transfers among the sub-accounts
   and with the Fixed Account - net              224,251        15,107    (3,755,895)    (3,355,371)     (1,739,909)     (1,808,468)
                                             -----------   -----------   -----------   ------------    ------------    ------------

Increase (decrease) in net assets
   from capital transactions                     749,293        98,497    (3,736,011)    (2,024,706)     (1,553,057)        539,060
                                             -----------   -----------   -----------   ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS                575,918       103,115   (12,711,888)    (6,568,427)    (12,304,237)     (5,975,192)

NET ASSETS AT BEGINNING OF PERIOD                103,115             -    28,004,632     34,573,059      32,507,984      38,483,176
                                             -----------   -----------   -----------   ------------    ------------    ------------

NET ASSETS AT END OF PERIOD                  $   679,033   $   103,115   $15,292,744   $ 28,004,632    $ 20,203,747    $ 32,507,984
                                             ===========   ===========   ===========   ============    ============    ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       10,554             -     2,404,567      2,534,676       2,449,570       2,403,466
     Units issued                                111,062        10,980       561,592        590,246         910,160       1,072,253
     Units redeemed                              (17,420)         (426)     (951,405)      (720,355)     (1,028,380)     (1,026,149)
                                             -----------   -----------   -----------   ------------    ------------    ------------
   Units outstanding at end of period            104,196        10,554     2,014,754      2,404,567       2,331,350       2,449,570
                                             ===========   ===========   ===========   ============    ============    ============


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                                    The Alger American Fund Sub-Accounts
                                              --------------------------------------------------------------------------------

                                                    Leveraged AllCap           MidCap Growth             Small Capitalization
                                              -------------------------  --------------------------   -------------------------

                                                  2002           2001         2002          2001          2002         2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  (238,682)  $  (325,479)  $  (269,230)  $  (335,901)  $  (121,542)  $  (109,020)
Net realized gains (losses)                    (5,674,300)   (3,222,943)   (5,197,213)    3,774,096    (4,669,393)   (5,306,266)
Change in unrealized gains (losses)            (1,499,383)   (1,682,255)   (1,734,845)   (6,198,621)    1,635,108     2,093,149
                                              -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                             (7,412,365)   (5,230,677)   (7,201,288)   (2,760,426)   (3,155,827)   (3,322,137)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        2,502,275     2,271,563     3,438,544     3,664,270     1,364,489     1,014,211
Benefit payments                                 (220,709)     (162,746)     (154,740)     (328,893)      (40,866)     (112,936)
Payments on termination                        (1,627,358)   (1,599,737)   (2,113,570)   (1,805,019)     (751,557)     (475,893)
Loans - net                                        (1,074)       (2,639)         (614)          892          (488)       (5,094)
Contract administration charges                   (18,808)      (20,556)      (14,094)      (12,198)       (5,799)       (4,721)
Transfers among the sub-accounts
   and with the Fixed Account - net            (1,780,650)   (3,692,750)   (2,669,922)   (6,058,107)      333,893     1,984,952
                                              -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                   (1,146,324)   (3,206,865)   (1,514,396)   (4,539,055)      899,672     2,400,519
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              (8,558,689)   (8,437,542)   (8,715,684)   (7,299,481)   (2,256,155)     (921,618)

NET ASSETS AT BEGINNING OF PERIOD              21,195,473    29,633,015    23,789,716    31,089,197     9,006,119     9,927,737
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                   $12,636,784   $21,195,473   $15,074,032   $23,789,716   $ 6,749,964   $ 9,006,119
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period     1,582,873     1,769,649     1,617,721     1,933,528     1,183,888       877,086
     Units issued                                 958,285       526,298     1,085,753       643,609     3,131,084     1,640,531
     Units redeemed                              (997,890)     (713,074)   (1,128,652)     (959,416)   (3,082,876)   (1,333,729)
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period           1,543,268     1,582,873     1,574,822     1,617,721     1,232,096     1,183,888
                                              ===========   ===========   ===========   ===========   ===========   ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Federated Insurance Series Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                Federated Fund for U.S.         Federated High Income
                                               Government Securities II              Bond Fund II         Federated Utility Fund II
                                              ----------------------------    -------------------------  --------------------------

                                                  2002            2001            2002          2001          2002          2001
                                              ------------    ------------    -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  1,264,261    $    685,567    $ 1,968,778   $ 2,122,489   $   485,340   $   311,317
Net realized gains (losses)                        939,675         273,209     (2,652,288)   (2,624,728)   (2,467,108)     (741,053)
Change in unrealized gains (losses)              2,540,523         524,035        806,114       254,173    (1,416,952)   (2,199,954)
                                              ------------    ------------    -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                               4,744,459       1,482,811        122,604      (248,066)   (3,398,720)   (2,629,690)
                                              ------------    ------------    -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        10,365,140       5,687,795      2,827,568     2,209,830       720,100     1,624,094
Benefit payments                                  (927,434)       (279,864)      (237,112)      (59,547)     (195,764)     (296,513)
Payments on termination                        (11,424,835)     (4,260,968)    (3,826,773)   (1,925,436)   (1,288,115)   (1,379,661)
Loans - net                                           (961)         (1,718)          (483)       (3,146)          (38)        1,143
Contract administration charges                    (26,772)        (14,325)        (7,129)       (6,941)       (6,235)       (7,388)
Transfers among the sub-accounts
   and with the Fixed Account - net             22,022,181      38,072,369     (2,752,711)    5,217,144    (1,567,363)      788,450
                                              ------------    ------------    -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                    20,007,319      39,203,289     (3,996,640)    5,431,904    (2,337,415)      730,125
                                              ------------    ------------    -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS               24,751,778      40,686,100     (3,874,036)    5,183,838    (5,736,135)   (1,899,565)

NET ASSETS AT BEGINNING OF PERIOD               57,924,669      17,238,569     20,918,150    15,734,312    14,445,820    16,345,385
                                              ------------    ------------    -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                   $ 82,676,447    $ 57,924,669    $17,044,114   $20,918,150   $ 8,709,685   $14,445,820
                                              ============    ============    ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period      4,587,482       1,419,834      1,971,187     1,373,875     1,363,383     1,298,519
     Units issued                                6,387,390       4,263,727      4,819,243     2,788,643       365,860       393,875
     Units redeemed                             (4,753,809)     (1,096,079)    (5,195,223)   (2,191,331)     (622,384)     (329,011)
                                              ------------    ------------    -----------   -----------   -----------   -----------
   Units outstanding at end of period            6,221,063       4,587,482      1,595,207     1,971,187     1,106,859     1,363,383
                                              ============    ============    ===========   ===========   ===========   ===========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                 VIP Asset Manager             VIP Contrafund                VIP Equity-Income
                                            ---------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    487,866   $    604,217   $   (290,869)  $   (313,576)  $    296,358   $    293,865
Net realized gains (losses)                   (1,280,329)       (99,422)    (3,290,820)      (807,635)    (2,483,202)     3,155,760
Change in unrealized gains (losses)           (1,262,094)    (1,702,199)    (2,401,825)    (7,843,659)   (13,622,314)    (9,341,026)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                            (2,054,557)    (1,197,404)    (5,983,514)    (8,964,870)   (15,809,158)    (5,891,401)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,370,615      1,635,877      5,018,832      5,234,958      4,154,170      6,698,012
Benefit payments                                (449,152)      (285,929)      (536,649)      (553,379)      (674,911)      (582,997)
Payments on termination                       (2,991,878)    (2,739,262)    (5,172,245)    (4,036,524)   (10,060,423)   (10,399,452)
Loans - net                                         (376)            18         (2,279)        (4,827)        (3,061)        11,634
Contract administration charges                   (9,868)        (9,451)       (34,400)       (31,288)       (41,887)       (39,146)
Transfers among the sub-accounts
   and with the Fixed Account - net             (108,322)       627,612        564,394     (3,582,312)    (1,533,332)     2,099,975
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  (2,188,981)      (771,135)      (162,347)    (2,973,372)    (8,159,444)    (2,211,974)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (4,243,538)    (1,968,539)    (6,145,861)   (11,938,242)   (23,968,602)    (8,103,375)

NET ASSETS AT BEGINNING OF PERIOD             20,287,442     22,255,981     53,584,965     65,523,207     84,334,711     92,438,086
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 16,043,904   $ 20,287,442   $ 47,439,104   $ 53,584,965   $ 60,366,109   $ 84,334,711
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    1,494,640      1,504,003      3,931,211      4,022,484      5,013,601      4,910,870
     Units issued                                353,778        341,879      1,826,874        931,916      2,855,585      3,173,484
     Units redeemed                             (483,882)      (351,242)    (1,654,668)    (1,023,189)    (3,297,853)    (3,070,753)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          1,364,536      1,494,640      4,103,417      3,931,211      4,571,333      5,013,601
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Fidelity Variable Insurance Products Fund Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                  VIP Growth                     VIP Index 500                VIP Money Market
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $   (637,326)  $ (1,079,487)  $    (16,965)  $   (199,766)  $    350,360   $  2,475,371
Net realized gains (losses)                  (10,483,715)      (236,045)    (6,404,674)    (4,051,434)             -              -
Change in unrealized gains (losses)          (11,220,742)   (18,021,275)    (9,953,047)    (7,069,496)             -              -
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                           (22,341,783)   (19,336,807)   (16,374,686)   (11,320,696)       350,360      2,475,371
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       3,766,394      5,873,804      6,598,403      9,091,700     61,866,534     28,426,764
Benefit payments                                (577,533)      (477,665)      (316,973)      (524,320)    (1,724,688)    (1,014,108)
Payments on termination                       (8,464,150)    (7,626,753)    (6,538,972)    (4,498,710)   (98,419,372)   (16,672,819)
Loans - net                                       (2,175)          (232)        (1,415)        (7,982)        (2,385)        (1,026)
Contract administration charges                  (44,834)       (47,607)       (36,993)       (36,158)       (32,495)       (21,698)
Transfers among the sub-accounts
   and with the Fixed Account - net           (5,454,790)    (2,754,358)    (2,897,392)       630,600     37,832,576     12,779,364
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                 (10,777,088)    (5,032,811)    (3,193,342)     4,655,130       (479,830)    23,496,477
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            (33,118,871)   (24,369,618)   (19,568,028)    (6,665,566)      (129,470)    25,971,848

NET ASSETS AT BEGINNING OF PERIOD             76,094,974    100,464,592     68,656,253     75,321,819    106,999,208     81,027,360
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $ 42,976,103   $ 76,094,974   $ 49,088,225   $ 68,656,253   $106,869,738   $106,999,208
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period    4,539,916      4,626,382      6,553,949      6,170,479      8,979,667      6,899,827
     Units issued                              1,503,765      1,443,045      2,873,324      3,210,119     94,914,991     69,574,913
     Units redeemed                           (2,051,427)    (1,529,511)    (3,270,911)    (2,826,649)   (94,906,915)   (67,495,073)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          3,992,254      4,539,916      6,156,362      6,553,949      8,987,743      8,979,667
                                            ============   ============   ============   ============   ============   ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity Variable Insurance      Fidelity Variable Insurance Products
                                              Products Fund Sub-Accounts        Fund (Service Class 2) Sub-Accounts
                                              ---------------------------  --------------------------------------------------------

                                                                               VIP Equity-Income          VIP Investment Grade Bond
                                                     VIP Overseas              (Service Class 2)              (Service Class 2)
                                              ---------------------------  ---------------------------   --------------------------

                                                   2002           2001          2002        2001 (g)         2002        2001 (g)
                                              ------------   ------------   ------------   -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $    (91,440)  $    685,790   $    (21,052)  $      (301)  $    (21,089)  $      (572)
Net realized gains (losses)                     (3,537,215)        86,065        (42,108)           88          8,766            (9)
Change in unrealized gains (losses)              1,243,466     (3,861,713)      (246,105)        6,646        332,323        (1,211)
                                              ------------   ------------   ------------   -----------   ------------   -----------

Increase (decrease) in net assets
   from operations                              (2,385,189)    (3,089,858)      (309,265)        6,433        320,000        (1,792)
                                              ------------   ------------   ------------   -----------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         1,021,477        959,516      2,022,399       121,632      3,502,631       151,041
Benefit payments                                  (142,803)      (179,270)             -             -           (228)            -
Payments on termination                         (1,614,566)    (1,355,480)       (56,061)         (100)      (207,132)         (186)
Loans - net                                           (414)         3,133            (12)            -              -             -
Contract administration charges                     (7,275)        (7,081)             -             -            (68)            -
Transfers among the sub-accounts
   and with the Fixed Account - net             (1,647,400)       360,643      1,454,517        24,608      3,630,175       206,754
                                              ------------   ------------   ------------   -----------   ------------   -----------

Increase (decrease) in net assets
   from capital transactions                    (2,390,981)      (218,539)     3,420,843       146,140      6,925,378       357,609
                                              ------------   ------------   ------------   -----------   ------------   -----------

INCREASE (DECREASE) IN NET ASSETS               (4,776,170)    (3,308,397)     3,111,578       152,573      7,245,378       355,817

NET ASSETS AT BEGINNING OF PERIOD               14,005,841     17,314,238        152,573             -        355,817             -
                                              ------------   ------------   ------------   -----------   ------------   -----------

NET ASSETS AT END OF PERIOD                   $  9,229,671   $ 14,005,841   $  3,264,151   $   152,573   $  7,601,195   $   355,817
                                              ============   ============   ============   ===========   ============   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period      1,271,389      1,150,182         15,849             -         35,091             -
     Units issued                               15,811,296     12,166,081        466,327        16,194        811,829        35,153
     Units redeemed                            (15,985,096)   (12,044,874)       (66,420)         (345)      (148,831)          (62)
                                              ------------   ------------   ------------   -----------   ------------   -----------
   Units outstanding at end of period            1,097,589      1,271,389        415,756        15,849        698,089        35,091
                                              ============   ============   ============   ===========   ============   ===========


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                             Fidelity Variable Insurance
                                               Products Fund (Service
                                                Class 2) Sub-Accounts       Goldman Sachs Variable Insurance Trust Sub-Accounts
                                              -------------------------   -----------------------------------------------------

                                                    VIP Overseas
                                                 (Service Class 2)         VIT CORE Small Cap Equity   VIT International Equity
                                              -------------------------   -------------------------   -------------------------

                                                  2002        2001 (g)       2002          2001          2002          2001
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $    (1,959)  $        (3)  $   (22,889)  $   (16,408)  $    (9,224)  $     2,599
Net realized gains (losses)                        42,995             -       (29,754)      (44,104)     (251,066)     (100,243)
Change in unrealized gains (losses)               (31,367)            3      (376,668)      111,142      (321,015)     (572,135)
                                              -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                                  9,669             -      (429,311)       50,630      (581,305)     (669,779)
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          176,578           784       784,672       444,927       431,729       920,659
Benefit payments                                        -             -        (6,012)      (12,635)      (13,379)      (13,778)
Payments on termination                            (8,401)            -      (162,202)      (76,196)     (137,648)     (103,444)
Loans - net                                             -             -             -             -          (116)         (200)
Contract administration charges                         -             -          (603)         (405)         (843)         (490)
Transfers among the sub-accounts
   and with the Fixed Account - net                41,057         1,880      (107,313)       27,470       (66,337)      118,796
                                              -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                      209,234         2,664       508,542       383,161       213,406       921,543
                                              -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 218,903         2,664        79,231       433,791      (367,899)      251,764

NET ASSETS AT BEGINNING OF PERIOD                   2,664             -     1,890,212     1,456,421     2,763,060     2,511,296
                                              -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                   $   221,567   $     2,664   $ 1,969,443   $ 1,890,212   $ 2,395,161   $ 2,763,060
                                              ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period           285             -       150,074       119,104       343,137       238,848
     Units issued                                 247,118           285       115,262        74,204       121,400       143,913
     Units redeemed                              (217,573)            -       (78,682)      (43,234)      (95,028)      (39,624)
                                              -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period              29,830           285       186,654       150,074       369,509       343,137
                                              ===========   ===========   ===========   ===========   ===========   ===========


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------

                                                                                                    J.P. Morgan
                                               IAI Retirement Funds, Inc. Sub-Accounts     Series Trust II Sub-Account
                                              -----------------------------------------    ---------------------------

                                               Balanced       Regional       Reserve
                                               Portfolio      Portfolio      Portfolio           Small Company
                                              -----------    -----------    -----------    ---------------------------

                                                2001 (h)       2001 (h)       2001 (h)         2002           2001
                                              -----------    -----------    -----------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $    44,474    $    29,440    $      (885)   $   (32,315)   $    (28,821)
Net realized gains (losses)                      (171,059)       587,542          1,152        (65,034)       (110,315)
Change in unrealized gains (losses)                72,249       (686,586)        (1,150)      (594,503)        (66,494)
                                              -----------    -----------    -----------    -----------    ------------

Increase (decrease) in net assets
   from operations                                (54,336)       (69,604)          (883)      (691,852)       (205,630)
                                              -----------    -----------    -----------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                            6,649         20,491         11,886        861,221         542,511
Benefit payments                                  (43,860)             -              -              -         (30,900)
Payments on termination                           (50,325)      (160,148)       (18,492)      (112,748)        (61,604)
Loans - net                                             -             12              -            (18)            (14)
Contract administration charge                       (138)          (707)            (8)          (637)           (349)
Transfers among the sub-accounts
   and with the Fixed Account - net            (2,017,810)    (6,150,856)      (344,374)       330,765        (261,226)
                                              -----------    -----------    -----------    -----------    ------------

Increase (decrease) in net assets
   from capital transactions                   (2,105,484)    (6,291,208)      (350,988)     1,078,583         188,418
                                              -----------    -----------    -----------    -----------    ------------

INCREASE (DECREASE) IN NET ASSETS              (2,159,820)    (6,360,812)      (351,871)       386,731         (17,212)

NET ASSETS AT BEGINNING OF PERIOD               2,159,820      6,360,812        351,871      2,291,729       2,308,941
                                              -----------    -----------    -----------    -----------    ------------

NET ASSETS AT END OF PERIOD                   $         -    $         -    $         -    $ 2,678,460    $  2,291,729
                                              ===========    ===========    ===========    ===========    ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       136,970        304,285         28,841        206,555         188,615
     Units issued                                   4,088        119,157          1,134        137,587          76,133
     Units redeemed                              (141,058)      (423,442)       (29,975)       (31,521)        (58,193)
                                              -----------    -----------    -----------    -----------    ------------
   Units outstanding at end of period                   -              -              -        312,621         206,555
                                              ===========    ===========    ===========    ===========    ============


(h) For the Period Beginning January 1, 2001 and Ended March 15, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Janus Aspen Series Sub-Accounts
                                           ----------------------------------------------------------------------------------

                                              Aggressive Growth          Balanced                    Flexible Income
                                           --------------------------  --------------------------  --------------------------

                                               2002          2001          2002          2001          2002          2001
                                           ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)               $   (471,719) $   (860,005) $    844,427  $  1,146,367  $    865,615  $    764,680
Net realized gains (losses)                 (18,862,333)  (14,001,064)   (1,607,093)     (102,957)      101,507       141,704
Change in unrealized gains (losses)           6,544,032   (21,331,296)   (6,232,390)   (6,548,825)    1,099,337         5,335
                                           ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                          (12,790,020)  (36,192,365)   (6,995,056)   (5,505,415)    2,066,459       911,719
                                           ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                      2,098,414     5,515,664     8,221,354    10,116,571     3,987,906     2,510,458
Benefit payments                               (324,837)     (420,615)   (1,181,424)     (816,129)     (378,912)     (233,857)
Payments on termination                      (4,552,017)   (5,270,954)   (8,598,485)   (7,829,126)   (3,489,222)   (1,588,329)
Loans - net                                      (1,578)        1,148        (1,261)        2,380          (275)       (2,576)
Contract administration charges                 (39,459)      (46,787)      (47,698)      (41,999)       (7,874)       (4,975)
Transfers among the sub-accounts
   and with the Fixed Account - net          (6,535,766)   (6,975,810)   (4,992,057)    5,682,574     6,576,099     6,079,818
                                           ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                 (9,355,243)   (7,197,354)   (6,599,571)    7,114,271     6,687,722     6,760,539
                                           ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS           (22,145,263)  (43,389,719)  (13,594,627)    1,608,856     8,754,181     7,672,258

NET ASSETS AT BEGINNING OF PERIOD            47,214,148    90,603,867    88,982,686    87,373,830    21,443,624    13,771,366
                                           ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                $ 25,068,885  $ 47,214,148  $ 75,388,059  $ 88,982,686  $ 30,197,805  $ 21,443,624
                                           ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period   3,416,664     3,833,877     5,446,605     4,810,237     1,579,900     1,009,602
     Units issued                             2,464,683     1,002,854     1,754,350     1,679,456     1,641,881     1,211,077
     Units redeemed                          (3,174,859)   (1,420,067)   (1,990,153)   (1,043,088)   (1,114,230)     (640,779)
                                           ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period         2,706,488     3,416,664     5,210,802     5,446,605     2,107,551     1,579,900
                                           ============  ============  ============  ============  ============  ============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Janus Aspen Series
                                                                                                              (Service Shares)
                                                        Janus Aspen Series Sub-Accounts                        Sub-Accounts
                                             -----------------------------------------------------------  -----------------------

                                                                                                              Global Value
                                                     Growth                     Worldwide Growth            (Service Shares)
                                             ---------------------------   -----------------------------  -----------------------

                                                 2002           2001           2002           2001            2002         2001 (g)
                                             ------------  -------------   -------------   -------------   -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (931,442) $  (1,401,033)  $    (451,599)  $  (1,181,496)  $    (9,538) $       (2)
Net realized gains (losses)                   (13,243,877)    (9,097,110)    (14,615,784)    (11,265,933)     (145,720)          -
Change in unrealized gains (losses)            (7,904,847)   (23,864,251)    (11,121,490)    (25,186,089)     (218,218)        259
                                             ------------  -------------   -------------   -------------   -----------  ----------

Increase (decrease) in net assets
   from operations                            (22,080,166)   (34,362,394)    (26,188,873)    (37,633,518)     (373,476)        257
                                             ------------  -------------   -------------   -------------   -----------  ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        4,400,388      7,194,205       3,729,542       9,414,350       728,257       1,943
Benefit payments                                 (908,613)      (682,113)       (794,084)       (718,019)      (16,696)          -
Payments on termination                        (8,884,826)    (8,558,705)     (9,894,257)    (10,651,202)     (132,036)          -
Loans - net                                        (2,938)        (4,526)         (4,158)          2,145            (8)          -
Contract administration charges                   (52,019)       (58,276)        (60,926)        (68,454)         (745)          -
Transfers among the sub-accounts
   and with the Fixed Account - net           (12,030,033)      (954,025)    (13,772,241)    (14,083,738)    2,235,093       5,663
                                             ------------  -------------   -------------   -------------   -----------  ----------

Increase (decrease) in net assets
   from capital transactions                  (17,478,041)    (3,063,440)    (20,796,124)    (16,104,918)    2,813,865       7,606
                                             ------------  -------------   -------------   -------------   -----------  ----------

INCREASE (DECREASE) IN NET ASSETS             (39,558,207)   (37,425,834)    (46,984,997)    (53,738,436)    2,440,389       7,863

NET ASSETS AT BEGINNING OF PERIOD              87,101,062    124,526,896     107,028,345     160,766,781         7,863           -
                                             ------------  -------------   -------------   -------------   -----------  ----------

NET ASSETS AT END OF PERIOD                  $ 47,542,855  $  87,101,062   $  60,043,348   $ 107,028,345   $ 2,448,252  $    7,863
                                             ============  =============   =============   =============   ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of period     6,102,612      6,372,911       6,817,127       7,440,950           735           -
     Units issued                               1,430,537      2,280,585       8,055,592       4,633,458       645,858         736
     Units redeemed                            (2,770,137)    (2,550,884)     (9,502,622)     (5,257,281)     (337,279)         (1)
                                             ------------  -------------   -------------   -------------   -----------  ----------
   Units outstanding at end of period           4,763,012      6,102,612       5,370,097       6,817,127       309,314         735
                                             ============  =============   =============   =============   ===========  ==========


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen Series
                                           (Service Shares) Sub-Accounts      Lazard Retirement Series, Inc. Sub-Accounts
                                             -------------------------   -----------------------------------------------------

                                                  Worldwide
                                              Growth (Service Shares)         Emerging Markets          International Equity
                                             -------------------------   -------------------------   -------------------------

                                                 2002        2001 (g)        2002          2001          2002          2001
                                             -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (6,383)  $      (336)  $    (9,307)  $    (7,471)  $   (21,754)  $   (18,632)
Net realized gains (losses)                      (21,873)          498       (38,871)     (118,800)     (118,454)      (50,682)
Change in unrealized gains (losses)             (246,414)       14,206       (14,074)       13,730       (72,765)     (304,422)
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                              (274,670)       14,368       (62,252)     (112,541)     (212,973)     (373,736)
                                             -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,338,519       161,759       409,266       147,152       392,755       457,211
Benefit payments                                       -             -        (2,709)      (31,593)       (5,446)            -
Payments on termination                          (20,052)            -       (85,572)      (22,644)     (119,275)      (97,403)
Loans - net                                            -             -             -             -             -             -
Contract administration charges                       (1)            -          (579)         (326)         (613)         (355)
Transfers among the sub-accounts
   and with the Fixed Account - net              194,183       157,401       234,251       192,332        78,421       130,054
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                   1,512,649       319,160       554,657       284,921       345,842       489,507
                                             -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              1,237,979       333,528       492,405       172,380       132,869       115,771

NET ASSETS AT BEGINNING OF PERIOD                333,528             -       744,151       571,771     1,424,038     1,308,267
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $ 1,571,507   $   333,528   $ 1,236,556   $   744,151   $ 1,556,907   $ 1,424,038
                                             ===========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period       34,647             -        84,605        60,820       190,084       130,655
     Units issued                                260,781        36,284       135,567        75,667       120,704        89,435
     Units redeemed                              (75,210)       (1,637)      (76,962)      (51,882)      (74,683)      (30,006)
                                             -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period            220,218        34,647       143,210        84,605       236,105       190,084
                                             ===========   ===========   ===========   ===========   ===========   ===========


(g) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                                             LSA Variable Series Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------



                                                LSA Aggressive Growth             LSA Balanced               LSA Basic Value
                                              -------------------------  --------------------------     --------------------------

                                                 2002        2001 (g)        2002           2001           2002          2001 (g)
                                              ----------   -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $   (4,453)  $      (206)   $   (24,355)   $    39,739    $   (42,043)   $    (1,057)
Net realized gains (losses)                      (16,929)            8       (307,759)       254,103       (238,649)            17
Change in unrealized gains (losses)              (83,844)        6,061     (1,060,899)      (356,999)      (589,976)        26,700
                                              ----------   -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                              (105,226)        5,863     (1,393,013)       (63,157)      (870,668)        25,660
                                              ----------   -----------    -----------    -----------    -----------    -----------


INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         277,314        28,972      3,818,309      1,796,002      3,040,545        360,558
Benefit payments                                       -             -        (34,592)      (107,299)        (7,307)             -
Payments on termination                          (21,768)            -       (500,399)      (156,450)       (97,211)           (15)
Loans - net                                            -             -           (167)          (255)           (46)             -
Contract administration charges                        -             -         (1,825)          (671)          (351)             -
Transfers among the sub-accounts
   and with the Fixed Account - net              152,926       153,159      2,438,681      1,251,078      2,810,107         34,685
                                              ----------   -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                     408,472       182,131      5,720,007      2,782,405      5,745,737        395,228
                                              ----------   -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                303,246       187,994      4,326,994      2,719,248      4,875,069        420,888

NET ASSETS AT BEGINNING OF PERIOD                187,994             -      4,882,062      2,162,814        420,888              -
                                              ----------   -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $  491,240   $   187,994    $ 9,209,056    $ 4,882,062    $ 5,295,957    $   420,888
                                              ==========   ===========    ===========    ===========    ===========    ===========



UNITS OUTSTANDING
   Units outstanding at beginning of period       20,000             -        438,223        193,782         43,870              -
     Units issued                                120,845        20,019        939,935        287,248        950,433         43,953
     Units redeemed                              (65,665)          (19)      (316,622)       (42,807)      (287,731)           (83)
                                              ----------   -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period             75,180        20,000      1,061,536        438,223        706,572         43,870
                                              ==========   ===========    ===========    ===========    ===========    ===========


(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                     LSA Variable Series Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------


                                                      LSA Blue Chip          LSA Capital Appreciation       LSA Disciplined Equity
                                              -------------------------    --------------------------    --------------------------

                                                 2002         2001 (g)        2002         2001 (g)         2002           2001
                                              ----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  (23,159)   $      (236)   $    (8,313)   $      (179)   $   (30,967)   $   (28,116)
Net realized gains (losses)                      (31,730)            56        (34,110)            (1)      (242,706)       (91,725)
Change in unrealized gains (losses)             (398,541)         1,018       (133,699)         6,890       (803,073)      (217,019)
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                              (453,430)           838       (176,122)         6,710     (1,076,746)      (336,860)
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,643,922        171,424        761,983         68,290      2,120,590        682,702
Benefit payments                                       -              -              -              -        (36,451)             -
Payments on termination                          (81,609)           (22)       (23,005)             -       (180,423)       (96,628)
Loans - net                                           (5)             -             (9)             -            (13)             -
Contract administration charges                      (15)             -             (8)             -           (929)          (553)
Transfers among the sub-accounts
   and with the Fixed Account - net            1,373,683         32,414        442,688         14,113        679,433        536,409
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   2,935,976        203,816      1,181,649         82,403      2,582,207      1,121,930
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              2,482,546        204,654      1,005,527         89,113      1,505,461        785,070

NET ASSETS AT BEGINNING OF PERIOD                204,654              -         89,113              -      2,851,489      2,066,419
                                              ----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $2,687,200    $   204,654    $ 1,094,640    $    89,113    $ 4,356,950    $ 2,851,489
                                              ==========    ===========    ===========    ===========    ===========    ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period       20,990              -          8,891              -        324,621        205,223
     Units issued                                404,317         23,851        169,379          9,203        478,519        165,928
     Units redeemed                              (52,278)        (2,861)       (25,752)          (312)      (149,821)       (46,530)
                                              ----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            373,029         20,990        152,518          8,891        653,319        324,621
                                              ==========    ===========    ===========    ===========    ===========    ===========



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                        LSA Variable Series Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------


                                               LSA Diversified Mid Cap      LSA Emerging Growth Equity        LSA Focused Equity
                                             --------------------------    ---------------------------  ----------------------------

                                                  2002       2001 (g)         2002           2001           2002           2001
                                              ----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  (20,299)   $      (376)   $   (28,909)   $   (32,498)   $   (39,557)   $   (34,049)
Net realized gains (losses)                      (50,861)            15       (398,878)      (532,739)      (369,755)       (98,370)
Change in unrealized gains (losses)             (319,449)        17,961       (727,420)        55,575       (617,844)      (254,846)
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                              (390,609)        17,600     (1,155,207)      (509,662)    (1,027,156)      (387,265)
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,991,389        209,056        463,164        639,451        930,193        530,950
Benefit payments                                    (728)             -         (4,471)             -        (14,101)             -
Payments on termination                          (66,466)             -       (135,227)       (88,184)      (167,367)      (128,909)
Loans - net                                           (7)             -           (149)          (267)          (165)          (295)
Contract administration charges                      (74)             -           (851)          (751)          (558)          (422)
Transfers among the sub-accounts
   and with the Fixed Account - net            1,026,924         10,193        286,380       (271,689)      (251,544)       700,461
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   2,951,038        219,249        608,846        278,560        496,458      1,101,785
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS              2,560,429        236,849       (546,361)      (231,102)      (530,698)       714,520

NET ASSETS AT BEGINNING OF PERIOD                236,849              -      2,394,388      2,625,490      3,042,314      2,327,794
                                              ----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $2,797,278    $   236,849    $ 1,848,027    $ 2,394,388    $ 2,511,616    $ 3,042,314
                                              ==========    ===========    ===========    ===========    ===========    ===========



UNITS OUTSTANDING
   Units outstanding at beginning of period       23,710              -        245,862        218,264        336,022        214,548
     Units issued                                429,920         23,747        220,773        107,661        175,936        153,932
     Units redeemed                              (99,284)           (37)      (144,022)       (80,063)      (118,333)       (32,458)
                                              ----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            354,346         23,710        322,613        245,862        393,625        336,022
                                              ==========    ===========    ===========    ===========    ===========    ===========



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------




                                                                          LSA Variable Series Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------


                                                 LSA Growth Equity (a)           LSA Mid Cap Value             LSA Value Equity
                                             --------------------------    --------------------------   ----------------------------

                                                 2002           2001           2002         2001 (g)         2002           2001
                                              ----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $  (60,391)   $   (49,105)   $   (23,624)   $       223    $   (80,249)   $   (28,685)
Net realized gains (losses)                     (436,374)      (102,320)      (106,849)            68       (275,949)        67,331
Change in unrealized gains (losses)             (770,648)      (379,377)      (164,916)         6,389     (1,157,467)      (269,401)
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                            (1,267,413)      (530,802)      (295,389)         6,680     (1,513,665)      (230,755)
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,722,424      1,203,786      1,808,590        106,221      2,228,882      1,562,980
Benefit payments                                 (45,190)        (9,884)       (37,085)             -         (5,128)       (67,416)
Payments on termination                         (408,465)      (169,616)      (120,277)             -       (372,137)      (161,489)
Loans - net                                          (15)           (14)           (24)             -            (21)           (14)
Contract administration charges                   (1,180)          (802)          (638)             -         (1,558)          (672)
Transfers among the sub-accounts
   and with the Fixed Account - net              690,163        486,499      3,875,327         10,787      1,815,354        949,589
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   1,957,737      1,509,969      5,525,893        117,008      3,665,392      2,282,978
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                690,324        979,167      5,230,504        123,688      2,151,727      2,052,223

NET ASSETS AT BEGINNING OF PERIOD              3,909,045      2,929,878        123,688              -      4,368,763      2,316,540
                                              ----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $4,599,369    $ 3,909,045    $ 5,354,192    $   123,688    $ 6,520,490    $ 4,368,763
                                              ==========    ===========    ===========    ===========    ===========    ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period      419,197        265,908         11,604              -        372,934        184,697
     Units issued                                493,443        203,833        852,045         11,765        554,495        254,953
     Units redeemed                             (255,545)       (50,544)      (258,460)          (161)      (181,926)       (66,716)
                                              ----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            657,095        419,197        605,189         11,604        745,503        372,934
                                              ==========    ===========    ===========    ===========    ===========    ===========



(a)  Previously known as LSA International Growth Equity

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                       MFS Variable Insurance Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------


                                              MFS Emerging Growth Series   MFS Investors Trust Series     MFS New Discovery Series
                                             ---------------------------- ----------------------------  ----------------------------

                                                2002           2001            2002          2001           2002            2001
                                             -----------   ------------   -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (91,590)  $   (117,754)  $    (48,155)  $    (55,235)  $   (123,231)  $   (117,542)
Net realized gains (losses)                   (2,039,063)      (589,363)      (535,341)        14,022     (1,792,622)      (681,380)
Change in unrealized gains (losses)             (801,659)    (2,976,807)      (891,804)    (1,087,235)    (1,865,599)      (145,069)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                            (2,932,312)    (3,683,924)    (1,475,300)    (1,128,448)    (3,781,452)      (943,991)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         733,586      1,704,008        661,549      1,194,945      2,144,130      1,374,324
Benefit payments                                 (61,483)       (44,252)      (192,622)      (151,497)      (121,808)      (241,673)
Payments on termination                         (437,932)      (403,352)      (436,429)      (330,369)      (669,346)      (457,996)
Loans - net                                          (87)          (132)             -              -           (135)          (211)
Contract administration charges                   (5,872)        (5,556)        (3,439)        (2,674)        (5,322)        (3,939)
Transfers among the sub-accounts
   and with the Fixed Account - net           (1,086,843)       644,479        (45,467)       680,555        308,143       (803,276)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (858,631)     1,895,195        (16,408)     1,390,960      1,655,662       (132,771)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (3,790,943)    (1,788,729)    (1,491,708)       262,512     (2,125,790)    (1,076,762)

NET ASSETS AT BEGINNING OF PERIOD              8,401,485     10,190,214      6,416,191      6,153,679      8,863,060      9,939,822
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 4,610,542   $  8,401,485   $  4,924,483   $  6,416,191   $  6,737,270   $  8,863,060
                                             ===========   ============   ============   ============   ============   ============


UNITS OUTSTANDING
   Units outstanding at beginning of period      851,967        668,411        671,851        531,245        572,962        590,884
     Units issued                                211,785        382,618        233,265        251,882      1,130,671        419,115
     Units redeemed                             (322,082)      (199,062)      (236,606)      (111,276)    (1,003,742)      (437,037)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            741,670        851,967        668,510        671,851        699,891        572,962
                                             ===========   ============   ============   ============   ============   ============





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                      MFS Variable Insurance Trust
                                                  MFS Variable Insurance Trust Sub-Accounts           (Service Class) Sub-Accounts
                                             -------------------------------------------------------  ----------------------------

                                                                                                             MFS New Discovery
                                                  MFS Research Series       MFS Total Return Series       Series (Service Class)
                                              -------------------------  ---------------------------   ----------------------------

                                                2002           2001           2002           2001           2002        2001 (g)
                                             ----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $  (49,731)  $    (69,256)  $     45,706   $     46,804   $    (13,307)  $       (581)
Net realized gains (losses)                    (607,755)       (64,527)      (252,951)       260,835        (29,736)            34
Change in unrealized gains (losses)            (684,906)    (1,235,288)    (1,114,473)      (364,480)      (266,640)        29,620
                                             ----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                           (1,342,392)    (1,369,071)    (1,321,718)       (56,841)      (309,683)        29,073
                                             ----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        385,894      1,378,138      4,937,857      4,238,348      1,029,128        166,072
Benefit payments                                (13,398)        (4,258)       (83,621)       (89,988)          (788)             -
Payments on termination                        (190,419)      (294,628)    (1,209,594)    (1,155,512)       (40,267)             -
Loans - net                                         (14)             -             (9)             -              -              -
Contract administration charges                  (2,565)        (2,058)        (7,108)        (2,802)           (44)             -
Transfers among the sub-accounts
   and with the Fixed Account - net            (424,894)      (260,943)     2,017,891      4,459,264        717,145          2,240
                                             ----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   (245,396)       816,251      5,655,416      7,449,310      1,705,174        168,312
                                             ----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            (1,587,788)      (552,820)     4,333,698      7,392,469      1,395,491        197,385

NET ASSETS AT BEGINNING OF PERIOD             5,177,470      5,730,290     12,168,735      4,776,266        197,385              -
                                             ----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $3,589,682   $  5,177,470   $ 16,502,433   $ 12,168,735   $  1,592,876   $    197,385
                                             ==========   ============   ============   ============   ============   ============


UNITS OUTSTANDING
   Units outstanding at beginning of period     535,639        453,042      1,003,996        387,825         19,088              -
   Units issued                                 130,439        272,846      1,260,822        863,349        230,672         19,134
   Units redeemed                              (162,329)      (190,249)      (789,994)      (247,178)       (24,023)           (46)
                                             ----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period           503,749        535,639      1,474,824      1,003,996        225,737         19,088
                                             ==========   ============   ============   ============   ============   ============


(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                            MFS Variable Insurance Trust
                                            (Service Class) Sub-Accounts     OCC Accumulation Trust Sub-Accounts
                                             --------------------------- ------------------------------------------------------

                                                    MFS Utilities
                                                Series (Service Class)         OCC Equity           OCC Science and Technology
                                             -------------------------  -------------------------  ----------------------------

                                                2002        2001 (g)        2002          2001          2002      2001 (i)
                                             ----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (1,428)  $      (827)  $   (19,437)  $   (16,520)  $   (12,252)  $    (1,558)
Net realized gains (losses)                     (34,430)           (1)      (85,744)        8,241       (44,539)          367
Change in unrealized gains (losses)             (27,432)       (1,032)     (547,450)     (183,805)     (279,633)      (27,823)
                                             ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                              (63,290)       (1,860)     (652,631)     (192,084)     (336,424)      (29,014)
                                             ----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        325,289       235,277       972,375     1,114,863       505,550       297,885
Benefit payments                                      -             -             -        (4,723)       (1,524)            -
Payments on termination                         (54,601)           (7)     (159,010)     (211,916)      (54,250)       (7,932)
Loans - net                                           -             -          (116)          (31)           (4)            -
Contract administration charges                       -             -          (832)         (308)         (720)            -
Transfers among the sub-accounts
   and with the Fixed Account - net             131,212       194,454       185,309        99,537       383,908        35,658
                                             ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                    401,900       429,724       997,726       997,422       832,960       325,611
                                             ----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS               338,610       427,864       345,095       805,338       496,536       296,597

NET ASSETS AT BEGINNING OF PERIOD               427,864             -     2,192,607     1,387,269       296,597             -
                                             ----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $  766,474   $   427,864   $ 2,537,702   $ 2,192,607   $   793,133   $   296,597
                                             ==========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period      47,797             -       208,152       120,642        76,919             -
     Units issued                               155,609        48,364       195,621       150,264       529,913        85,572
     Units redeemed                             (95,452)         (567)      (92,794)      (62,754)     (310,587)       (8,653)
                                             ----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period           107,954        47,797       310,979       208,152       296,245        76,919
                                             ==========   ===========   ===========   ===========   ===========   ===========



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

(i)  For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                        Oppenheimer Variable Account      Panorama Series
                                                  OCC Accumulation            Funds (Service Class      Fund, Inc. (Service
                                                  Trust Sub-Accounts         ("SC")) Sub-Account    Class ("SC")) Sub-Account
                                             ------------------------    -------------------------  --------------------------

                                                                        Oppenheimer Main Street           Oppenheimer
                                                    OCC Small Cap          Small Cap Growth (SC)       International Growth (SC)
                                             --------------------------  -------------------------  ----------------------------

                                                 2002          2001          2002        2001 (g)       2002         2001 (g)
                                             -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (56,655)  $   (12,181)  $   (27,343)  $      (140)  $    (4,913)  $       (27)
Net realized gains (losses)                      (25,135)       86,407      (114,870)          108        79,143            (1)
Change in unrealized gains (losses)           (1,223,463)       12,542      (330,800)        6,003      (104,385)          319
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                            (1,305,253)       86,768      (473,013)        5,971       (30,155)          291
                                             -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       2,117,291       640,553     2,303,174        67,785       345,041        18,020
Benefit payments                                 (15,255)       (2,903)       (7,325)            -             -             -
Payments on termination                         (218,209)      (91,983)      (52,011)            -        (3,538)            -
Loans - net                                           (6)            -             -             -             -             -
Contract administration charges                   (1,663)         (390)         (160)            -            (8)            -
Transfers among the sub-accounts
   and with the Fixed Account - net            2,412,796       324,164     2,533,652        20,116       167,582         2,613
                                             -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                   4,294,954       869,441     4,777,330        87,901       509,077        20,633
                                             -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              2,989,701       956,209     4,304,317        93,872       478,922        20,924

NET ASSETS AT BEGINNING OF PERIOD              1,961,127     1,004,918        93,872             -        20,924             -
                                             -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $ 4,950,828   $ 1,961,127   $ 4,398,189   $    93,872   $   499,846   $    20,924
                                             ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period      122,684        66,388         9,118             -         2,299             -
     Units issued                                650,834        92,758     2,552,912         9,912     1,654,375         2,302
     Units redeemed                             (251,075)      (36,462)   (2,018,004)         (794)   (1,583,181)           (3)
                                             -----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period            522,443       122,684       544,026         9,118        73,493         2,299
                                             ===========   ===========   ===========   ===========   ===========   ===========



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                              PIMCO Variable Insurance Trust Sub-Accounts
                                             ---------------------------------------------------------------------------------------

                                                 Foreign Bond                  Money Market                  Total Return (b)
                                             --------------------------  --------------------------    ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    40,994   $     13,248   $    (18,536)  $    127,049   $    521,621   $    129,823
Net realized gains (losses)                       25,020            646              -              -        525,783        142,458
Change in unrealized gains (losses)               81,501         10,999              -              -        681,976        (31,817)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                               147,515         24,893        (18,536)       127,049      1,729,380        240,464
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       1,298,237        122,234     15,964,598      7,282,941     12,926,286      2,635,167
Benefit payments                                 (22,991)        (3,864)       (80,364)        (1,882)       (86,606)       (25,029)
Payments on termination                         (115,449)       (25,862)    (5,525,703)      (580,938)    (1,739,974)      (176,473)
Loans - net                                            -              -           (107)           (84)          (348)           (35)
Contract administration charges                     (322)           (34)        (2,048)          (536)        (4,655)          (529)
Transfers among the sub-accounts
   and with the Fixed Account - net            2,176,049        188,201      2,648,920      1,695,432     25,219,087      1,115,200
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   3,335,524        280,675     13,005,296      8,394,933     36,313,790      3,548,301
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              3,483,039        305,568     12,986,760      8,521,982     38,043,170      3,788,765

NET ASSETS AT BEGINNING OF PERIOD                649,548        343,980     12,855,617      4,333,635      6,425,020      2,636,255
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 4,132,587   $    649,548   $ 25,842,377   $ 12,855,617   $ 44,468,190   $  6,425,020
                                             ===========   ============   ============   ============   ============   ============


UNITS OUTSTANDING
   Units outstanding at beginning of period       56,148         31,299      1,195,588        411,588        553,457        239,631
     Units issued                                448,437         34,891      4,712,292      1,129,025      4,366,446        406,019
     Units redeemed                             (136,339)       (10,042)    (3,461,481)      (345,025)    (1,006,775)       (92,193)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            368,246         56,148      2,446,399      1,195,588      3,913,128        553,457
                                             ===========   ============   ============   ============   ============   ============



(b)  Previously known as Total Return Bond



See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                              PIMCO Variable Insurance
                                                 Trust Sub-Accounts                 Putnam Variable Trust Sub-Accounts
                                             ----------------------------  ---------------------------------------------------------

                                                                                                           VT International
                                             StocksPLUS Growth and Income        VT High Yield             Growth and Income
                                             ----------------------------  -------------------------    ---------------------------


                                                  2002           2001           2002       2001 (g)           2002       2001 (g)
                                              ----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $   48,448    $    59,097    $    27,557    $      (233)   $    (7,787)   $       (27)
Net realized gains (losses)                     (265,652)      (145,316)        (8,298)            19         45,161              -
Change in unrealized gains (losses)             (534,266)      (180,685)       (17,159)         1,916        (67,930)           530
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from operations                              (751,470)      (266,904)         2,100          1,702        (30,556)           503
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         839,797        807,194        844,347        102,622        375,809         19,582
Benefit payments                                 (41,660)        (9,400)          (985)             -         (7,034)             -
Payments on termination                         (310,823)      (154,255)       (44,236)           (14)       (15,683)             -
Loans - net                                         (124)           (32)            (7)             -              -              -
Contract administration charges                   (1,322)          (690)             -              -            (85)             -
Transfers among the sub-accounts
   and with the Fixed Account - net            1,240,805        323,666        720,623         23,054      1,025,424          6,500
                                              ----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                   1,726,673        966,483      1,519,742        125,662      1,378,431         26,082
                                              ----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                975,203        699,579      1,521,842        127,364      1,347,875         26,585

NET ASSETS AT BEGINNING OF PERIOD              2,569,222      1,869,643        127,364              -         26,585              -
                                              ----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                   $3,544,425    $ 2,569,222    $ 1,649,206    $   127,364    $ 1,374,460    $    26,585
                                              ==========    ===========    ===========    ===========    ===========    ===========


UNITS OUTSTANDING
   Units outstanding at beginning of period      283,630        180,120         12,891              -          2,816              -
     Units issued                                397,485        166,710        183,979         13,071      2,005,433          2,819
     Units redeemed                             (183,607)       (63,200)       (25,848)          (180)    (1,839,366)            (3)
                                              ----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            497,508        283,630        171,022         12,891        168,883          2,816
                                              ==========    ===========    ===========    ===========    ===========    ===========


(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                Rydex Variable             Salomon Brothers Variable         Scudder Variable
                                               Trust Sub-Account           Series Funds Sub-Account        Series I Sub-Accounts
                                           ----------------------------  ----------------------------  ----------------------------

                                                    Rydex OTC                      Capital                       Balanced
                                             --------------------------  ----------------------------  ----------------------------

                                                2002       2001 (i)           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (10,021)  $       (504)  $    (54,045)  $    (25,719)  $    333,351   $    302,519
Net realized gains (losses)                      (83,932)            69       (296,583)        39,581     (1,832,394)       341,823
Change in unrealized gains (losses)             (216,160)         3,895     (1,465,984)       (35,013)    (2,363,559)    (2,625,674)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                              (310,113)         3,460     (1,816,612)       (21,151)    (3,862,602)    (1,981,332)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         702,883        162,810      2,272,749      1,877,859      1,729,826      2,885,980
Benefit payments                                  (1,588)             -         (3,183)       (77,933)      (354,602)      (255,736)
Payments on termination                          (11,061)        (1,824)      (363,653)      (206,380)    (2,735,753)    (2,522,427)
Loans - net                                            -              -            (17)           (15)          (223)           663
Contract administration charges                      (77)             -         (1,823)          (953)       (11,229)       (10,253)
Transfers among the sub-accounts
   and with the Fixed Account - net              427,917         35,610        876,260        864,923     (2,387,778)     1,598,958
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,118,074        196,596      2,780,333      2,457,501     (3,759,759)     1,697,185
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                807,961        200,056        963,721      2,436,350     (7,622,361)      (284,147)

NET ASSETS AT BEGINNING OF PERIOD                200,056              -      5,206,718      2,770,368     25,601,329     25,885,476
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 1,008,017   $    200,056   $  6,170,439   $  5,206,718   $ 17,978,968   $ 25,601,329
                                             ===========   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       29,374              -        387,048        206,125      1,762,083      1,531,949
     Units issued                                263,410         34,029        456,906        234,573        488,457        603,240
     Units redeemed                              (57,060)        (4,655)      (171,438)       (53,650)      (757,162)      (373,106)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            235,724         29,374        672,516        387,048      1,493,378      1,762,083
                                             ===========   ============   ============   ============   ============   ============



(i)  For the Period Beginning May 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                                                  Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------


                                                        Bond                   Global Discovery              Growth and Income
                                            ---------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   840,723   $    243,182   $    (45,273)  $    (52,656)  $    (11,703)  $     (4,741)
Net realized gains (losses)                       (4,121)        62,131       (733,995)      (328,724)      (376,102)       (52,017)
Change in unrealized gains (losses)              340,637         59,077          5,150       (826,918)      (514,834)      (364,201)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                             1,177,239        364,390       (774,118)    (1,208,298)      (902,639)      (420,959)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                       3,723,965      3,171,852        546,596        547,000        624,154        699,690
Benefit payments                                (165,616)      (264,687)       (51,950)        (7,915)       (23,571)      (155,934)
Payments on termination                       (3,077,382)    (1,858,379)      (161,444)      (126,357)      (430,601)      (276,607)
Loans - net                                         (200)         1,556              -            (12)           (36)           (43)
Contract administration charges                   (6,610)        (4,076)        (1,663)        (1,649)        (1,387)          (878)
Transfers among the sub-accounts
   and with the Fixed Account - net               37,650      8,756,788        226,854       (748,706)        40,190        197,204
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                     511,807      9,803,054        558,393       (337,639)       208,749        463,432
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS              1,689,046     10,167,444       (215,725)    (1,545,937)      (693,890)        42,473

NET ASSETS AT BEGINNING OF PERIOD             18,845,106      8,677,662      3,484,061      5,029,998      3,397,657      3,355,184
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $20,534,152   $ 18,845,106   $  3,268,336   $  3,484,061   $  2,703,767   $  3,397,657
                                             ===========   ============   ============   ============   ============   ============


UNITS OUTSTANDING
   Units outstanding at beginning of period    1,558,850        719,637        298,124        311,566        367,713        315,789
     Units issued                              1,239,373      1,302,975        690,669        144,229        191,003        152,825
     Units redeemed                           (1,186,436)      (463,762)      (620,034)      (157,671)      (170,972)      (100,901)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period          1,611,787      1,558,850        368,759        298,124        387,744        367,713
                                             ===========   ============   ============   ============   ============   ============





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                              Scudder Variable
                                             Series I Sub-Accounts                  STI Classic Variable Trust Sub-Accounts
                                           ----------------------------  ----------------------------------------------------------

                                               International               STI Capital Appreciation      STI International Equity
                                           ----------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (36,548)  $    (49,247)  $    (15,303)  $     (5,598)  $    (12,257)  $     (8,502)
Net realized gains (losses)                    1,040,219         68,551        (41,505)        11,956         23,962        (17,338)
Change in unrealized gains (losses)             (124,045)      (266,940)      (240,734)        (8,195)        14,176        (53,337)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                               879,626       (247,636)      (297,542)        (1,837)        25,881        (79,177)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         303,555        562,769        841,438        317,278         48,900        185,984
Benefit payments                                  (2,824)       (13,265)       (26,240)             -         (3,638)             -
Payments on termination                         (303,309)      (372,385)       (75,835)        (9,609)       (95,096)       (18,747)
Loans - net                                            -              -              -              -              -              -
Contract administration charges                     (866)          (712)          (410)          (151)        (1,098)          (378)
Transfers among the sub-accounts
   and with the Fixed Account - net           (2,654,704)      (594,318)        27,426         76,842       (790,316)       931,203
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  (2,658,148)      (417,911)       766,379        384,360       (841,248)     1,098,062
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,778,522)      (665,547)       468,837        382,523       (815,367)     1,018,885

NET ASSETS AT BEGINNING OF PERIOD              3,673,079      4,338,626        750,645        368,122      1,041,097         22,212
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 1,894,557   $  3,673,079   $  1,219,482   $    750,645   $    225,730   $  1,041,097
                                             ===========   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      446,952        356,590         79,016         35,973        127,676          2,216
     Units issued                             32,777,372     24,878,897        160,027         82,665      2,305,290        787,058
     Units redeemed                          (32,928,582)   (24,788,535)       (71,031)       (39,622)    (2,398,505)      (661,598)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            295,742        446,952        168,012         79,016         34,461        127,676
                                             ===========   ============   ============   ============   ============   ============




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                             STI Classic Variable           Strong Opportunity         Strong Variable Insurance
                                               Trust Sub-Accounts         Fund II, Inc. Sub-Account     Funds, Inc. Sub-Accounts
                                           ----------------------------  ----------------------------  ----------------------------

                                                STI Value Income Stock          Opportunity Fund II            Discovery Fund II
                                            ----------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001       2002 (c)           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (1,652)  $     11,325   $   (141,158)  $    (81,631)  $     (5,738)  $    (25,962)
Net realized gains (losses)                     (273,608)      (109,105)    (2,364,471)     1,133,943       (119,737)      (129,255)
Change in unrealized gains (losses)             (230,121)       (75,870)    (2,471,445)    (1,708,886)       149,806        (28,996)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                              (505,381)      (173,650)    (4,977,074)      (656,574)        24,331       (184,213)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         421,241        528,319      3,378,732      3,917,730         14,070        496,500
Benefit payments                                  (8,872)             -       (109,326)       (16,798)        (9,097)      (109,257)
Payments on termination                         (226,735)      (129,642)      (853,780)      (561,013)       (25,772)      (412,124)
Loans - net                                           (1)           (39)           (60)           (48)             -            (42)
Contract administration charges                   (1,006)          (790)        (7,332)        (3,381)          (388)        (1,907)
Transfers among the sub-accounts
   and with the Fixed Account - net           (1,270,903)     2,846,072      2,355,898      3,886,708     (1,271,699)    (3,545,174)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  (1,086,276)     3,243,920      4,764,132      7,223,198     (1,292,886)    (3,572,004)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (1,591,657)     3,070,270       (212,942)     6,566,624     (1,268,555)    (3,756,217)

NET ASSETS AT BEGINNING OF PERIOD              3,455,811        385,541     11,872,515      5,305,891      1,268,555      5,024,772
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 1,864,154   $  3,455,811   $ 11,659,573   $ 11,872,515   $          -   $  1,268,555
                                             ===========   ============   ============   ============   ============   ============



UNITS OUTSTANDING
   Units outstanding at beginning of period      371,924         40,735        863,645        348,983        107,137        426,319
     Units issued                                309,080        640,413      1,862,973        799,662         53,989        240,242
     Units redeemed                             (439,808)      (309,224)    (1,501,539)      (285,000)      (161,126)      (559,424)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            241,196        371,924      1,225,079        863,645              -        107,137
                                             ===========   ============   ============   ============   ============   ============



(c)  For the Period Beginning January 1, 2002 and Ending May 16, 2002



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------



                                             Strong Variable Insurance
                                             Funds, Inc. Sub-Accounts            T. Rowe Price Equity Series, Inc. Sub-Accounts
                                            ----------------------------  ----------------------------------------------------------


                                             Mid Cap Growth Fund II       T. Rowe Price Equity Income  T. Rowe Price Mid-Cap Growth
                                            ----------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (89,483)  $   (146,735)  $     47,462   $     20,898   $   (192,027)  $   (104,638)
Net realized gains (losses)                   (2,678,971)    (3,942,161)    (1,313,001)       207,614     (1,299,541)       (12,117)
Change in unrealized gains (losses)             (516,790)      (687,756)    (2,345,325)      (319,472)    (2,482,986)        95,515
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                            (3,285,244)    (4,776,652)    (3,610,864)       (90,960)    (3,974,554)       (21,240)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         644,377      1,365,066      4,995,425      3,255,761      3,323,173      2,178,914
Benefit payments                                 (66,137)      (126,301)       (92,895)       (55,277)       (59,008)      (128,385)
Payments on termination                         (346,543)      (697,938)    (1,613,348)    (1,465,389)    (1,001,296)      (513,295)
Loans - net                                          (99)          (252)           (76)          (145)           (77)           (84)
Contract administration charges                   (5,591)        (6,573)        (9,082)        (3,443)        (6,791)        (2,629)
Transfers among the sub-accounts
   and with the Fixed Account - net             (662,280)    (2,108,167)     1,114,616      7,752,297      3,718,346       (143,587)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (436,273)    (1,574,165)     4,394,640      9,483,804      5,974,347      1,390,934
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (3,721,517)    (6,350,817)       783,776      9,392,844      1,999,793      1,369,694

NET ASSETS AT BEGINNING OF PERIOD              8,299,860     14,650,677     15,986,177      6,593,333     10,237,936      8,868,242
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 4,578,343   $  8,299,860   $ 16,769,953   $ 15,986,177   $ 12,237,729   $ 10,237,936
                                             ===========   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      759,712        881,696      1,302,771        536,228        733,837        599,876
     Units issued                              1,346,145        654,241      1,738,833      1,303,928      2,099,171        579,862
     Units redeemed                           (1,382,736)      (776,225)    (1,433,002)      (537,385)    (1,652,256)      (445,901)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            723,121        759,712      1,608,602      1,302,771      1,180,752        733,837
                                             ===========   ============   ============   ============   ============   ============






See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                             T. Rowe Price Equity        T. Rowe Price International   The Universal Institutional
                                            Series, Inc. Sub-Accounts      Series, Inc. Sub-Accounts     Funds, Inc. Sub-Accounts
                                           ----------------------------  ----------------------------  ----------------------------

                                             T. Rowe Price                    T. Rowe Price
                                             New America Growth              International Stock       Van Kampen UIF High Yield (d)
                                           ----------------------------  ----------------------------  ----------------------------

                                                2002           2001           2002           2001           2002           2001
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (21,679)  $    (22,810)  $    (52,504)  $     25,466   $    202,242   $    141,373
Net realized gains (losses)                     (276,734)      (220,315)     1,053,441        709,943       (137,709)      (101,660)
Change in unrealized gains (losses)             (309,224)       (71,539)       (88,470)      (321,472)      (197,126)      (169,172)
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from operations                              (607,637)      (314,664)       912,467        413,937       (132,593)      (129,459)
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                         205,353        263,549        429,462      1,056,974      1,003,702        298,262
Benefit payments                                  (1,852)             -              -       (110,529)          (228)       (13,470)
Payments on termination                         (152,681)      (112,614)      (323,754)      (146,954)      (125,026)       (68,598)
Loans - net                                          (20)           (32)           (17)            (9)             -              -
Contract administration charges                     (886)          (748)        (1,365)          (928)          (200)          (181)
Transfers among the sub-accounts
   and with the Fixed Account - net            1,540,740        169,245     (3,422,500)       763,423        178,382        509,090
                                             -----------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                   1,590,654        319,400     (3,318,174)     1,561,977      1,056,630        725,103
                                             -----------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                983,017          4,736     (2,405,707)     1,975,914        924,037        595,644

NET ASSETS AT BEGINNING OF PERIOD              1,677,860      1,673,124      4,955,147      2,979,233      1,437,317        841,673
                                             -----------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $ 2,660,877   $  1,677,860   $  2,549,440   $  4,955,147   $  2,361,354   $  1,437,317
                                             ===========   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      177,917        151,687        573,698        261,076        166,138         92,139
     Units issued                              1,722,323        115,394     35,648,713     22,762,660        227,949        143,099
     Units redeemed                           (1,490,716)       (89,164)   (35,846,582)   (22,450,038)      (102,054)       (69,100)
                                             -----------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            409,524        177,917        375,829        573,698        292,033        166,138
                                             ===========   ============   ============   ============   ============   ============



(d)  Previously known as UIF High Yield




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Van Kampen Life
                                             The Universal Institutional Funds, Inc. Sub-Accounts Investment Trust Sub-Account
                                             ----------------------------------------------------  ----------------------------

                                                    Van Kampen                Van Kampen                    LIT Growth
                                               UIF Mid Cap Growth (e)     UIF Mid Cap Value (f)         and Income (Class II)
                                             -------------------------  -------------------------  --------------------------

                                                2002          2001          2002          2001          2002        2001 (g)
                                             ----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $  (42,741)  $   (39,188)  $   (60,408)  $   (37,461)  $   (25,855)  $      (416)
Net realized gains (losses)                    (377,009)     (361,550)     (274,569)      (94,455)      (76,243)           97
Change in unrealized gains (losses)            (765,253)     (558,025)   (1,169,543)       55,572      (255,871)        7,716
                                             ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from operations                           (1,185,003)     (958,763)   (1,504,520)      (76,344)     (357,969)        7,397
                                             ----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                        878,841     1,174,410     1,596,757     1,472,497     2,718,445       149,631
Benefit payments                                 (5,023)      (28,205)      (40,743)       (4,469)      (31,729)            -
Payments on termination                        (218,394)     (210,639)     (288,765)     (184,197)     (207,259)            -
Loans - net                                           -             -             -             -             -             -
Contract administration charges                  (1,144)         (689)       (1,421)         (663)         (156)            -
Transfers among the sub-accounts
   and with the Fixed Account - net             176,831      (274,999)      694,900       671,684     2,454,704        39,443
                                             ----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                    831,111       659,878     1,960,728     1,954,852     4,934,005       189,074
                                             ----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              (353,892)     (298,885)      456,208     1,878,508     4,576,036       196,471

NET ASSETS AT BEGINNING OF PERIOD             2,959,217     3,258,102     3,580,590     1,702,082       196,471             -
                                             ----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $2,605,325   $ 2,959,217   $ 4,036,798   $ 3,580,590   $ 4,772,507   $   196,471
                                             ==========   ===========   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period     337,215       258,556       285,184       129,374        20,395             -
     Units issued                               217,338       195,865       303,390       209,508       688,124        20,714
     Units redeemed                            (117,046)     (117,206)     (135,267)      (53,698)     (120,104)         (319)
                                             ----------   -----------   -----------   -----------   -----------   -----------
   Units outstanding at end of period           437,507       337,215       453,307       285,184       588,415        20,395
                                             ==========   ===========   ===========   ===========   ===========   ===========


(e)  Previously known as UIF Mid Cap Growth

(f)  Previously known as UIF Mid Cap Value

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit sells five variable annuity contracts, Investor's Select, Consultant I, Consultant II, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                                  J.P. MORGAN SERIES TRUST II
          AIM V.I. Dent Demographics                                     Small Company
      THE ALGER AMERICAN FUND                                       JANUS ASPEN SERIES
          Growth                                                         Aggressive Growth
          Income and Growth                                              Balanced
          Leveraged AllCap                                               Flexible Income
          MidCap Growth                                                  Growth
          Small Capitalization                                           Worldwide Growth
      FEDERATED INSURANCE SERIES                                    JANUS ASPEN SERIES (SERVICE SHARES)
          Federated Fund for U.S. Government Securities II               Global Value (Service Shares)
          Federated High Income Bond Fund II                             Worldwide Growth (Service Shares)
          Federated Utility Fund II                                 LAZARD RETIREMENT SERIES, INC.
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                          Emerging Markets
          VIP Asset Manager                                              International Equity
          VIP Contrafund                                            LSA VARIABLE SERIES TRUST
          VIP Equity-Income                                              LSA Aggressive Growth
          VIP Growth                                                     LSA Balanced
          VIP Index 500                                                  LSA Basic Value
          VIP Money Market                                               LSA Blue Chip
          VIP Overseas                                                   LSA Capital Appreciation
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                          LSA Disciplined Equity
        (SERVICE CLASS 2)                                                LSA Diversified Mid Cap
          VIP Equity-Income (Service Class 2)                            LSA Emerging Growth Equity
          VIP Investment Grade Bond (Service Class 2)                    LSA Focused Equity
          VIP Overseas (Service Class 2)                                 LSA Growth Equity (Previously known as
      GOLDMAN SACHS VARIABLE INSURANCE TRUST                             LSA International Growth Equity)
          VIT CORE Small Cap Equity                                      LSA Mid Cap Value
          VIT International Equity                                       LSA Value Equity
      IAI RETIREMENT FUNDS, INC.
          Balanced Portfolio (Closed March 15, 2001)
          Regional Portfolio (Closed March 15, 2001)
          Reserve Portfolio (Closed March 15, 2001)

--------------------------------------------------------------------------------

      MFS VARIABLE INSURANCE TRUST                                  SCUDDER VARIABLE SERIES I
          MFS Emerging Growth Series                                     Balanced
          MFS Investors Trust Series                                     Bond
          MFS New Discovery Series                                       Global Discovery
          MFS Research Series                                            Growth and Income
          MFS Total Return Series                                        International
      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)                  STI CLASSIC VARIABLE TRUST
          MFS New Discovery Series (Service Class)                       STI Capital Appreciation
          MFS Utilities Series (Service Class)                           STI International Equity
      OCC ACCUMULATION TRUST                                             STI Value Income Stock
          OCC Equity                                                STRONG OPPORTUNITY FUND II, INC.
          OCC Science and Technology                                     Opportunity Fund II
          OCC Small Cap                                             STRONG VARIABLE INSURANCE FUNDS, INC
      OPPENHEIMER VARIABLE ACCOUNT                                       Discovery Fund II (Closed May 16, 2002)
        FUNDS (SERVICE CLASS ("SC"))                                     Mid Cap Growth Fund II
          Oppenheimer International Growth (SC)                     T. ROWE PRICE EQUITY SERIES, INC.
      PANORAMA SERIES FUND, INC. (SERVICE                                T. Rowe Price Equity Income
        CLASS ("SC"))                                                    T. Rowe Price Mid-Cap Growth
          Oppenheimer Main Street Small Cap Growth (SC)                  T. Rowe Price New America Growth
      PIMCO VARIABLE INSURANCE TRUST                                T. ROWE PRICE INTERNATIONAL SERIES, INC.
          Foreign Bond                                                   T. Rowe Price International Stock
          Money Market                                              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          Total Return (Previously known as Total                        Van Kampen UIF High Yield (Previously
          Return Bond)                                                      known as High Yield)
          StocksPLUS Growth and Income                                   Van Kampen UIF Mid Cap Growth
      PUTNAM VARIABLE TRUST                                                 (Previously known as Mid Cap Growth)
          VT High Yield                                                  Van Kampen UIF Mid Cap Value
          VT International Growth and Income                                (Previously known as Mid Cap Value)
      RYDEX VARIABLE TRUST                                          VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
          Rydex OTC                                                      LIT Growth and Income (Class II)
      SALOMON BROTHERS VARIABLE SERIES FUNDS
          Capital

     Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes were allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.05% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. The contract administration charge is recognized as redemption of units.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                                                                     Purchases
                                                                                                               --------------------
     Investments in the AIM Variable Insurance Funds Sub-Account:
                 AIM V. I. Dent Demographics                                                                    $         868,819

     Investments in The Alger American Fund Sub-Accounts:
                 Growth                                                                                                 3,686,239
                 Income and Growth                                                                                      6,941,258
                 Leveraged AllCap                                                                                       8,667,288
                 MidCap Growth                                                                                          9,672,938
                 Small Capitalization                                                                                  19,397,753

     Investments in the Federated Insurance Series Sub-Accounts:
                 Federated Fund for U.S. Government Securities II                                                      57,979,688
                 Federated High Income Bond Fund II                                                                    33,878,767
                 Federated Utility Fund II                                                                              2,900,948

     Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
                 VIP Asset Manager                                                                                      3,727,460
                 VIP Contrafund                                                                                        15,334,027
                 VIP Equity-Income                                                                                     29,503,409
                 VIP Growth                                                                                             9,808,974
                 VIP Index 500                                                                                         18,049,684
                 VIP Money Market                                                                                      58,070,244
                 VIP Overseas                                                                                          24,210,588

     Investments in the Fidelity Variable Insurance Products Fund
         (Service Class 2) Sub-Accounts:
                 VIP Equity-Income (Service Class 2)                                                                    3,858,902
                 VIP Investment Grade Bond (Service Class 2)                                                            8,217,816
                 VIP Overseas (Service Class 2)                                                                         2,327,333

     Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
                 VIT CORE Small Cap Equity                                                                              1,264,226
                 VIT International Equity                                                                                 786,737

     Investments in the J.P. Morgan Series Trust II Sub-Account:
                 Small Company                                                                                          1,296,087

--------------------------------------------------------------------------------


4.   PURCHASES OF INVESTMENTS (CONTINUED)





                                                                                                                     Purchases
                                                                                                               ------------------
     Investments in the Janus Aspen Series Sub-Accounts:
                 Aggressive Growth                                                                              $     16,131,863
                 Balanced                                                                                             16,037,161
                 Flexible Income                                                                                      18,844,090
                 Growth                                                                                                7,658,375
                 Worldwide Growth                                                                                     71,324,034

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
                 Global Value (Service Shares)                                                                         4,615,155
                 Worldwide Growth (Service Shares)                                                                     2,180,083

     Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
                 Emerging Markets                                                                                        960,151
                 International Equity                                                                                    756,986

     Investments in the LSA Variable Series Trust Sub-Accounts:
                 LSA Aggressive Growth                                                                                   965,842
                 LSA Balanced                                                                                          7,691,107
                 LSA Basic Value                                                                                       7,489,613
                 LSA Blue Chip                                                                                         3,260,405
                 LSA Capital Appreciation                                                                              1,348,900
                 LSA Disciplined Equity                                                                                3,436,703
                 LSA Diversified Mid Cap                                                                               3,716,549
                 LSA Emerging Growth Equity                                                                            1,364,348
                 LSA Focused Equity                                                                                    1,344,602
                 LSA Growth Equity (a)                                                                                 3,753,486
                 LSA Mid Cap Value                                                                                     7,146,665
                 LSA Value Equity                                                                                      4,726,330

     Investments in the MFS Variable Insurance Trust Sub-Accounts:
                 MFS Emerging Growth Series                                                                            1,254,280
                 MFS Investors Trust Series                                                                            1,643,384
                 MFS New Discovery Series                                                                             12,409,281
                 MFS Research Series                                                                                     841,800
                 MFS Total Return Series                                                                              12,272,827

     Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
                 MFS New Discovery Series (Service Class)                                                              1,905,289
                 MFS Utilities Series (Service Class)                                                                  1,209,133



(a)  Previously known as LSA International Growth Equity

--------------------------------------------------------------------------------


4.   PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                                                    Purchases
                                                                                                               -------------------
     Investments in the OCC Accumulation Trust Sub-Accounts:
                 OCC Equity                                                                                     $       1,575,336
                 OCC Science and Technology                                                                             2,692,059
                 OCC Small Cap                                                                                          6,398,976

     Investments in the Oppenheimer Variable Account Funds
          (Service Class ("SC")) Sub-Account:
                 Oppenheimer Main Street Small Cap Growth (SC)                                                         20,404,873

     Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Account:
                 Oppenheimer International Growth (SC)                                                                 11,105,553

     Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
                 Foreign Bond                                                                                           4,613,799
                 Money Market                                                                                          40,698,563
                 Total Return (b)                                                                                      42,794,496
                 StocksPLUS Growth and Income                                                                           3,042,774

     Investments in the Putnam Variable Trust Sub-Accounts:
                 VT High Yield                                                                                          1,710,097
                 VT International Growth and Income                                                                    14,142,328

     Investments in the Rydex Variable Trust Sub-Account:
                 Rydex OTC                                                                                              1,354,721

     Investments in the Salomon Brothers Variable Series Funds Sub-Account:
                 Capital                                                                                                4,093,278

     Investments in the Scudder Variable Series I Sub-Accounts:
                 Balanced                                                                                               4,626,628
                 Bond                                                                                                  12,738,209
                 Global Discovery                                                                                       7,402,742
                 Growth and Income                                                                                      1,381,738
                 International                                                                                        220,278,846

     Investments in the STI Classic Variable Trust Sub-Accounts:
                 STI Capital Appreciation                                                                               1,293,569
                 STI International Equity                                                                              16,677,276
                 STI Value Income Stock                                                                                 1,972,206

     Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
                 Opportunity Fund II                                                                                   18,780,308


(b)  Previously known as Total Return Bond

--------------------------------------------------------------------------------


4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                                    Purchases
                                                                                                               -------------------
     Investments in the Strong Variable Insurance Funds, Inc. Fund Sub-Accounts:
                 Discovery Fund II (c)                                                                          $          61,378
                 Mid Cap Growth Fund II                                                                                10,905,712

     Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
                 T. Rowe Price Equity Income                                                                           16,630,743
                 T. Rowe Price Mid-Cap Growth                                                                          22,450,559
                 T. Rowe Price New America Growth                                                                      11,965,384

     Investments in the T. Rowe Price International Series, Inc. Sub-Account:
                 T. Rowe Price International Stock                                                                    272,361,206

     Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
                 Van Kampen UIF High Yield (d)                                                                          1,872,676
                 Van Kampen UIF Mid Cap Growth (e)                                                                      1,426,864
                 Van Kampen UIF Mid Cap Value (f)                                                                       2,834,197

     Investments in the Van Kampen Life Investment Trust (Class II) Sub-Account:
                 LIT Growth and Income (Class II)                                                                       5,898,584
                                                                                                               -------------------
                                                                                                                $   2,222,923,305
                                                                                                               ==================




(c)  For the Period Beginning January 1, 2002 and Ending May 16, 2002

(d)  Previously known as High Yield

(e)  Previously known as Mid Cap Growth

(f)  Previously known as Mid Cap Value

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Lincoln Benefit, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     The expense ratio, as explained in Note 3, represents mortality and expense risk and administrative expense charges, which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

     ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

     *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

     Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                     At December 31,                For the year ended December 31,
                                                  -------------------  ---------------------------------------------------------
                                                     Accumulation       Investment          Expense               Total
                                                      Unit Value       Income Ratio*        Ratio**              Return***
                                                  -------------------  ------------- -------------------   ---------------------
Investments in the AIM Variable Insurance Funds
  Sub-Account:
       AIM V. I. Dent Demographics
           2002                                   $ 6.48 -    $ 6.54       0.00%        1.35%-      1.95%    -33.53%-    -33.12%
           2001 (g)                                 9.74 -      9.77       0.00         1.45 -      2.05      -2.39  -    -2.26



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)


                                                           At December 31,            For the year ended December 31,
                                                         ------------------- ------------------------------------------------------

                                                             Accumulation     Investment      Expense             Total
                                                              Unit Value     Income Ratio*    Ratio**            Return***
                                                        -------------------- ------------ -----------------  -------------------
Investments in The Alger American Fund Sub-Accounts:
       Growth
           2002                                          $ 4.65 - $ 8.70      0.04 %       1.25 % -   1.80 %   -34.19 %  -  -33.83 %
           2001                                            7.07 -  13.17      0.23         1.25   -   1.80     -13.40    -  -12.92
       Income and Growth
           2002                                            5.28 -   9.85      0.67         1.25   -   1.80     -32.33    -  -31.96
           2001                                            7.81 -  14.50      0.37         1.25   -   1.80     -15.86    -  -15.39
       Leveraged AllCap
           2002                                            4.12 -  10.24      0.01         1.25   -   1.80     -35.09    -  -34.73
           2001                                            6.34 -  15.71      0.00         1.25   -   1.80     -17.44    -  -16.98
       MidCap Growth
           2002                                            6.00 -  10.91      0.00         1.25   -   1.80     -30.80    -  -30.42
           2001                                            8.66 -  15.71      0.00         1.25   -   1.80      -8.20    -   -7.69
       Small Capitalization
           2002                                            3.62 -   5.84      0.00         1.25   -   1.80     -27.54    -  -27.14
           2001                                            4.99 -   8.02      0.04         1.25   -   1.80     -30.78    -  -30.40

Investments in the Federated Insurance Series
    Sub-Accounts:
       Federated Fund for U.S. Government Securities II
           2002                                           11.94 -  15.35      3.11         1.25   -   1.80       7.10    -    7.69
           2001                                           11.15 -  14.28      3.23         1.25   -   1.80       5.11    -    5.69
       Federated High Income Bond Fund II
           2002                                            8.80 -  13.08     11.73         1.25   -   1.80      -0.42    -    0.13
           2001                                            8.83 -  13.08     13.16         1.25   -   1.80      -0.44    -    0.11
       Federated Utility Fund II
           2002                                            5.78 -  10.32      5.48         1.25   -   1.80     -25.31    -  -24.89
           2001                                            7.74 -  13.76      3.47         1.25   -   1.80     -15.27    -  -14.80

Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
       VIP Asset Manager
           2002                                            8.09 -  14.13      4.06         1.25   -   1.80     -10.36    -   -9.86
           2001                                            9.03 -  15.70      4.19         1.25   -   1.80      -5.81    -   -5.29
       VIP Contrafund
           2002                                            7.19 -  15.26      0.84         1.25   -   1.80     -10.97    -  -10.48
           2001                                            8.08 -  17.07      0.78         1.25   -   1.80     -13.82    -  -13.34
       VIP Equity-Income
           2002                                            8.41 -  18.47      1.84         1.25   -   1.80     -18.43    -  -17.98
           2001                                           10.30 -  22.55      1.72         1.25   -   1.80      -6.66    -   -6.14
       VIP Growth
           2002                                            4.66 -  16.38      0.26         1.25   -   1.80     -31.35    -  -30.97
           2001                                            6.79 -  23.76      0.08         1.25   -   1.80     -19.13    -  -18.68

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)


                                                            At December 31,           For the year ended December 31,
                                                         -----------------  -------------------------------------------------------

                                                             Accumulation     Investment          Expense             Total
                                                              Unit Value     Income Ratio*        Ratio**            Return***
                                                         -----------------  -------------- ------------------ ----------------------
Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts (continued):
       VIP Index 500
           2002                                          $ 5.96 -  $ 8.49     1.38 %       1.25 % -   1.80 %   -23.64 %  -  -23.22 %
           2001                                            7.80 -   11.07     1.12         1.25   -   1.80     -13.68    -  -13.20
       VIP Money Market
           2002                                           10.46 -   13.50     1.79         1.25   -   1.80      -0.12    -    0.43
           2001                                           10.47 -   13.46     4.02         1.25   -   1.80       2.32    -    2.89
       VIP Overseas
           2002                                            5.12 -    9.82     0.75         1.25   -   1.80     -21.70    -  -21.27
           2001                                            6.54 -   12.49     5.80         1.25   -   1.80     -22.58    -  -22.15

Investments in the Fidelity Variable Insurance Products
    Fund (Service Class 2) Sub-Accounts:
       VIP Equity-Income (Service Class 2)
           2002                                            7.79 -    7.87     0.27         1.35   -   2.15     -18.77    -  -18.27
           2001 (g)                                        9.60 -    9.63     0.00         1.45   -   2.05      -3.79    -   -3.66
       VIP Investment Grade Bond (Service Class 2)
           2002                                           10.71 -   11.02     0.59         1.35   -   2.15       7.95    -    8.61
           2001 (g)                                       10.12 -   10.15     0.00         1.45   -   2.05       1.33    -    1.47
       VIP Overseas (Service Class 2)
           2002                                            7.28 -    7.72     0.07         1.35   -   1.95     -21.73    -  -21.53
           2001 (g)                                        9.32 -    9.35     0.00         1.45   -   1.70      -6.56    -   -6.47

Investments in the Goldman Sachs Variable Insurance
    Trust Sub-Accounts:
       VIT CORE Small Cap Equity
           2002                                           10.51 -   10.57     0.30         1.40   -   1.60     -16.32    -  -16.15
           2001                                           12.55 -   12.61     0.31         1.40   -   1.60       2.86    -    3.07
       VIT International Equity
           2002                                            6.45 -    6.49     1.13         1.40   -   1.60     -19.63    -  -19.47
           2001                                            8.03 -    8.07     1.51         1.40   -   1.60     -23.50    -  -23.35



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      At December 31,              For the year ended December 31,
                                                     ----------------  ------------------------------------------------------------

                                                        Accumulation      Investment          Expens              Total
                                                         Unit Value      Income Ratio*        Ratio**            Return***
                                                     ----------------  --------------- ------------------ ------------------------
Investments in the IAI Retirement Funds, Inc.
    Sub-Accounts:
       Balanced Portfolio
           2001 (h)                                   $ - -     $ -       4.67 %       1.40 % -   1.40 %     -1.00 %  -    -1.00 %
       Regional Portfolio
           2001 (h)                                     - -       -       1.46         1.40   -   1.40       -1.00    -    -1.00
       Reserve Portfolio
           2001 (h)                                     - -       -       0.09         1.40   -   1.40       -1.00    -    -1.00

Investments in the J.P. Morgan Series Trust II
    Sub-Account:
       Small Company
           2002                                      8.53 -    8.58       0.19         1.40   -   1.60      -22.90    -   -22.74
           2001                                     11.06 -   11.11       0.04         1.40   -   1.60       -9.50    -    -9.32

Investments in the Janus Aspen Series Sub-Accounts:
       Aggressive Growth
           2002                                      2.80 -   14.48       0.00         1.25   -   1.80      -29.22    -   -28.83
           2001                                      3.96 -   20.37       0.00         1.25   -   1.80      -40.54    -   -40.21
       Balanced
           2002                                      8.27 -   22.66       2.43         1.25   -   1.80       -8.11    -    -7.61
           2001                                      9.00 -   24.56       2.70         1.25   -   1.80       -6.38    -    -5.86
       Flexible Income
           2002                                     11.94 -   18.26       4.63         1.25   -   1.80        8.51    -     9.10
           2001                                     11.01 -   16.76       5.71         1.25   -   1.80        5.80    -     6.39
       Growth
           2002                                      4.44 -   15.38       0.00         1.25   -   1.80      -27.82    -   -27.42
           2001                                      6.15 -   21.23       0.07         1.25   -   1.80      -26.09    -   -25.68
       Worldwide Growth
           2002                                      4.56 -   17.94       0.84         1.25   -   1.80      -26.83    -   -26.43
           2001                                      6.24 -   24.41       0.44         1.25   -   1.80      -23.83    -   -23.41



(h)  For the Period Beginning January 1, 2001 and Ended March 15, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     At December 31,           For the year ended December 31,
                                                    ----------------  -------------------------------------------------------------

                                                      Accumulation      Investment          Expense              Total
                                                      Unit Value       Income Ratio*        Ratio**             Return***
                                                   ----------------  --------------- ------------------  ------------------------
Investments in the Janus Aspen Series (Service
    Shares) Sub-Accounts:
       Global Value (Service Shares)
           2002                                    $ 7.73 -  $ 9.14    0.66 %         1.25 % -  2.05 %    -14.76 %  -  -14.54 %
           2001 (g)                                 10.66 -   10.69    0.11           1.45   -  1.70        6.79    -    6.90
       Worldwide Growth (Service Shares)
           2002                                      6.99 -    7.81    0.86           1.35   -  2.05      -27.05    -  -26.71
           2001 (g)                                  9.60 -    9.63    0.12           1.45   -  1.90       -3.74    -   -3.66

Investments in the Lazard Retirement Series, Inc.
    Sub-Accounts:
       Emerging Markets
           2002                                      8.50 -    9.64    0.74           1.35   -  2.05       -3.23    -   -2.87
           2001                                      8.77 -    9.92    0.53           1.40   -  1.85       -6.40    -   -0.39
       International Equity
           2002                                      6.57 -    6.61    0.09           1.40   -  1.60      -12.13    -  -11.95
           2001                                      7.47 -    7.50    0.00           1.40   -  1.60      -25.28    -  -25.13

Investments in the LSA Variable Series Trust
    Sub-Accounts:
       LSA Aggressive Growth
           2002                                      6.29 -    7.30    0.00           1.35   -  2.05      -32.69    -  -32.52
           2001 (g)                                  9.38 -    9.41    0.00           1.45   -  1.70       -6.02    -   -5.93
       LSA Balanced
           2002                                      7.68 -    9.07    1.09           1.25   -  2.15      -19.89    -  -19.40
           2001                                      9.61 -   11.26    2.52           1.40   -  2.05       -0.46    -    0.81
       LSA Basic Value
           2002                                      7.34 -    7.65    0.00           1.25   -  2.05      -23.31    -  -22.76
           2001 (g)                                  9.57 -    9.60    0.02           1.45   -  2.15       -4.15    -   -3.99
       LSA Blue Chip
           2002                                      7.04 -    7.97    0.00           1.35   -  1.95      -27.64    -  -27.19
           2001 (g)                                  9.73 -    9.76    0.00           1.45   -  2.05       -2.57    -   -2.44
       LSA Capital Appreciation
           2002                                      6.99 -    8.16    0.00           1.35   -  2.05      -29.95    -  -29.62
           2001 (g)                                 10.00 -   10.03    0.00           1.45   -  1.90        0.04    -    0.31
       LSA Disciplined Equity
           2002                                      6.41 -    7.96    0.58           1.35   -  2.05      -26.79    -  -26.27
           2001                                      8.72 -    9.59    0.28           1.40   -  2.15      -13.10    -   -0.67
       LSA Diversified Mid Cap
           2002                                      7.76 -    7.96    0.17           1.25   -  2.05      -20.82    -  -20.34
           2001 (g)                                  9.96 -   10.00    0.13           1.45   -  2.05       -0.18    -   -0.05


(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                   At December 31,             For the year ended December 31,
                                                  ----------------  ------------------------------------------------------------

                                                   Accumulation      Investment        Expense                Total
                                                    Unit Value      Income Ratio*      Ratio**               Return***
                                                 -----------------  -------------- ----------------- --------------------------
Investments in the LSA Variable Series Trust
   Sub-Accounts (continued):
       LSA Emerging Growth Equity
           2002                                  $ 5.55 -  $ 6.87        0.00 %      1.25 % -  1.95 %   -42.83 %  -   -42.68 %
           2001                                    9.71 -   10.06        0.03        1.40   -  1.70     -18.99    -    -0.40
       LSA Focused Equity
           2002                                    6.22 -    6.90        0.00        1.35   -  1.95     -31.08    -   -30.76
           2001                                    9.01 -    9.97        0.07        1.40   -  1.90     -16.62    -    -0.52
       LSA Growth Equity (a)
           2002                                    6.91 -    8.17        0.04        1.35   -  1.95     -25.74    -   -25.39
           2001                                    9.28 -    9.68        0.00        1.40   -  1.90     -15.46    -    -0.51
       LSA Mid Cap Value
           2002                                    8.41 -    9.73        0.40        1.25   -  2.05      -9.16    -    -8.74
           2001 (g)                               10.63 -   10.66        0.69        1.45   -  1.90       6.55    -     6.63
       LSA Value Equity
           2002                                    7.32 -    9.04        0.00        1.25   -  2.05     -23.77    -   -23.22
           2001                                    9.59 -   11.77        0.65        1.40   -  2.15      -6.21    -    -0.60

Investments in the MFS Variable Insurance Trust
  Sub-Accounts:
       MFS Emerging Growth Series
           2002                                    3.46 -    6.99        0.00        1.25   -  1.80     -34.94    -   -34.58
           2001                                    5.33 -   10.69        0.00        1.25   -  1.80     -34.68    -   -34.32
       MFS Investors Trust Series
           2002                                    6.31 -    7.54        0.56        1.25   -  1.80     -22.38    -   -21.95
           2001                                    8.13 -    9.66        0.47        1.25   -  1.80     -17.46    -   -17.00
       MFS New Discovery Series
           2002                                    5.61 -   11.92        0.00        1.25   -  1.80     -32.85    -   -32.48
           2001                                    8.36 -   17.65        0.00        1.25   -  1.80      -6.73    -    -6.22
       MFS Research Series
           2002                                    5.08 -    7.39        0.27        1.25   -  1.80     -25.89    -   -25.48
           2001                                    6.86 -    9.92        0.01        1.25   -  1.80     -22.67    -   -22.24
       MFS Total Return Series
           2002                                   10.27 -   11.47        1.88        1.25   -  1.80      -6.86    -    -6.35
           2001                                   11.03 -   12.25        1.99        1.25   -  1.80      -1.55    -    -1.01



(a)  Previously known as LSA International Growth Equity

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         At December 31,           For the year ended December 31,
                                                        ---------------- ---------------------------------------------------------

                                                           Accumulation    Investment          Expense             Total
                                                           Unit Value     Income Ratio*        Ratio**            Return***
                                                       ----------------- -------------- ------------------ -----------------------
Investments in the MFS Variable Insurance Trust
    (Service Class) Sub-Accounts:
       MFS New Discovery Series (Service Class)
           2002                                        $ 6.90 -  $ 7.47     0.00 %      1.35 % -  2.05 %     -33.03 %  -  -32.72 %
           2001 (g)                                     10.32 -   10.35     0.00        1.45   -  1.90         3.42    -    3.50
       MFS Utilities Series (Service Class)
           2002                                          6.75 -    8.37     0.92        1.35   -  2.05       -24.40    -   23.94
           2001 (g)                                      8.93 -    8.96     0.00        1.45   -  2.05       -10.54    -  -10.42

Investments in the OCC Accumulation Trust
    Sub-Accounts:
           OCC Equity
           2002                                          8.13 -    8.18     0.70        1.40   -  1.60       -22.66    -  -22.51
           2001                                         10.51 -   10.56     0.49        1.40   -  1.60        -8.50    -   -8.32
           OCC Science and Technology
           2002                                          1.80 -    7.13     0.00        1.25   -  1.95       -50.49    -  -50.26
           2001 (i)                                      3.62 -    9.59     0.00        1.40   -  1.90       -63.74    -   -4.21
           OCC Small Cap
           2002                                          7.17 -   12.50     0.04        1.25   -  2.05       -23.05    -  -22.69
           2001                                         10.06 -   16.18     0.54        1.40   -  1.90        -0.29    -    6.82

Investments in the Oppenheimer Variable Account
    Funds (Service Class ("SC")) Sub-Account:
       Oppenheimer Main Street Small Cap
       Growth (SC)
           2002                                          7.82 -    8.55     0.00        1.25   -  2.05       -17.57    -  -17.06
           2001 (g)                                     10.27 -   10.30     0.00        1.45   -  2.05         2.90    -    3.03

Investments in the Panorama Series Fund, Inc. (Service
    Class ("SC")) Sub-Account:
       Oppenheimer International Growth (SC)
           2002                                          6.71 -    7.04     0.27        1.35   -  2.05       -25.88    -  -25.53
           2001 (g)                                      9.08 -    9.11     0.00        1.45   -  1.90        -9.01    -   -8.94



(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

(i)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,            For the year ended December 31,
                                                     ------------------- ----------------------------------------------------------

                                                         Accumulation     Investment          Expense                Total
                                                         Unit Value      Income Ratio*        Ratio**               Return***
                                                    -------------------- ------------- ---------------------  ---------------------
Investments in the PIMCO Variable Insurance Trust
   Sub-Accounts:
       Foreign Bond
           2002                                      $ 10.53 -  $ 12.44      2.88 %      1.25 % -    2.05 %      6.25 %  -    6.74 %
           2001                                        10.09 -    11.66      4.02        1.40   -    1.90       -0.30    -    6.10
       Money Market
           2002                                         9.95 -    10.79      1.50        1.35   -    2.05       -0.67    -    0.04
           2001                                        10.01 -    10.79      2.58        1.40   -    2.05       -0.51    -    2.38
       Total Return (b)
           2002                                        10.52 -    12.66      3.18        1.25   -    2.15        6.96    -    7.61
           2001                                        10.12 -    11.77      4.14        1.40   -    2.05       -0.40    -    6.88
       StocksPLUS Growth and Income Portfolio
           2002                                         7.09 -     7.14      3.05        1.40   -    1.60      -21.48    -  -21.32
           2001                                         9.03 -     9.07      4.00        1.40   -    1.60      -12.85    -  -12.68

Investments in the Putnam Variable Trust
    Sub-Accounts:
       VT High Yield
           2002                                         9.55 -     9.68      4.50        1.35   -    2.05       -2.66    -    2.07
           2001 (g)                                     9.86 -     9.89      0.00        1.45   -    2.05       -1.25    -   -1.12
       VT International Growth and Income
           2002                                         7.96 -     8.20      0.04        1.25   -    2.05      -15.15    -  -14.93
           2001 (g)                                     9.42 -     9.44      0.00        1.45   -    1.70       -5.65    -   -5.56

Investments in the Rydex Variable Trust Sub-Account:
       Rydex OTC
           2002                                         3.46 -     5.91      0.00        1.35   -    1.95      -40.05    -  -39.68
           2001 (i)                                     5.74 -     9.80      0.00        1.40   -    2.05      -42.45    -   -2.10

Investments in the Salomon Brothers Variable Series
    Funds Sub-Account:
       Capital
           2002                                         7.09 -     9.99      0.54        1.35   -    2.05      -26.41    -  -26.07
           2001                                         9.65 -    13.51      0.89        1.40   -    1.90       -0.35    -    0.48



(b)  Previously known as Total Return Bond

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

(i)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       At December 31,           For the year ended December 31,
                                                      ------------------ --------------------------------------------------------

                                                           Accumulation    Investment          Expense                 Total
                                                           Unit Value      Income Ratio*        Ratio**               Return***
                                                     ------------------ ---------------- -------------------- --------------------
Investments in the Scudder Variable Series I
   Sub-Accounts:
       Balanced
           2002                                     $ 7.42 -  $ 16.57     2.87 %         1.25 % -   1.80 %     -16.59 %  -  -16.13 %
           2001                                       8.90 -    19.79     2.51           1.25   -   1.80        -7.75    -   -7.23
       Bond
           2002                                      11.65 -    14.60     5.64           1.25   -   1.80         5.74    -    6.32
           2001                                      11.02 -    13.75     3.09           1.25   -   1.80         3.85    -    4.42
       Global Discovery
           2002                                       5.31 -     9.72     0.00           1.25   -   1.80       -21.32    -  -20.88
           2001                                       6.75 -    12.29     0.00           1.25   -   1.80       -25.95    -  -25.54
       Growth and Income
           2002                                       6.31 -     7.09     1.03           1.25   -   1.80       -24.50    -   24.08
           2001                                       8.35 -     9.34     1.13           1.25   -   1.80       -12.89    -  -12.41
       International
           2002                                       4.74 -     6.74     0.70           1.25   -   1.80       -19.82    -  -19.38
           2001                                       5.91 -     8.36     0.47           1.25   -   1.80       -32.10    -  -31.72

Investments in the STI Classic Variable Trust
   Sub-Accounts:
       STI Capital Appreciation
           2002                                       6.87 -     7.40     0.00           1.25   -   1.80       -23.28    -  -22.86
           2001                                       8.95 -     9.59     0.01           1.25   -   1.80        -7.04    -   -6.53
       STI International Equity
           2002                                       6.00 -     6.57     0.00           1.25   -   1.80       -20.04    -  -19.60
           2001                                       7.50 -     8.18     0.00           1.25   -   1.80       -18.89    -  -18.44
       STI Value Income Stock
           2002                                       7.43 -     9.31     1.07           1.25   -   1.80       -18.47    -  -18.02
           2001                                       9.10 -    11.39     2.31           1.25   -   1.80        -2.91    -   -2.37

Investments in the Strong Opportunity Fund II, Inc.
    Sub-Account:
       Opportunity Fund II
           2002                                       6.90 -    10.54     0.48           1.25   -   1.80       -28.13    -  -27.73
           2001                                       9.60 -    14.59     0.49           1.25   -   1.80        -5.43    -   -4.91
Investments in the Strong Variable Insurance Funds,
    Inc. Sub-Accounts:
       Discovery Fund II
           2002 (c)                                    N/A -      N/A     0.00           1.25   -   1.80          N/A    -     N/A
           2001                                       9.46 -    12.14     1.11           1.25   -   1.80         2.21    -    2.78
       Mid Cap Growth Fund II
           2002                                       3.36 -     7.59     0.00           1.25   -   1.80       -38.66    -  -38.32
           2001                                       5.47 -    12.31     0.00           1.25   -   1.80       -32.02    -  -31.64




(c)  For the Period Beginning January 1, 2002 and Ending May 16, 2002

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,           For the year ended December 31,
                                                       ------------------- --------------------------------------------------------

                                                            Accumulation     Investment       Expense                Total
                                                             Unit Value     Income Ratio*     Ratio**              Return***
                                                       ------------------- -------------- ------------------ ----------------------
Investments in the T. Rowe Price Equity Series, Inc.
    Sub-Accounts:
       T. Rowe Price Equity Income
           2002                                         $ 9.79 -  $ 10.60      1.93 %     1.25 % -  1.80 %     -14.67 %  -  -14.20 %
           2001                                          11.48 -    12.36      1.64       1.25   -  1.80        -0.36    -    0.20
       T. Rowe Price Mid-Cap Growth
           2002                                           7.57 -    11.35      0.00       1.25   -  1.80       -22.66    -  -22.23
           2001                                           9.79 -    14.59      0.00       1.25   -  1.80        -2.70    -   -2.16
       T. Rowe Price New America Growth
           2002                                           5.49 -     6.81      0.00       1.25   -  1.80       -29.59    -  -29.20
           2001                                           7.80 -     9.62      0.00       1.25   -  1.80       -13.43    -  -12.95

Investments in the T. Rowe Price International Series,
    Inc. Sub-Account:
       T. Rowe Price International Stock
           2002                                           5.24 -     7.14      0.72       1.25   -  1.80       -19.75    -  -19.31
           2001                                           6.53 -     8.85      2.60       1.25   -  1.80       -23.61    -  -23.19

Investments in The Universal Institutional Funds, Inc.
    Sub-Accounts:
       Van Kampen UIF High Yield (d)
           2002                                           7.82 -     8.68     12.05       1.35   -  2.05        -8.94    -   -8.52
           2001                                           8.57 -     9.49     14.19       1.40   -  1.90        -5.81    -   -0.42
       Van Kampen UIF Mid Cap Growth (e)
           2002                                           5.93 -     5.97      0.00       1.40   -  1.60       -32.25    -  -32.12
           2001                                           8.75 -     8.79      0.00       1.40   -  1.60       -31.30    -  -30.44
       Van Kampen UIF Mid Cap Value (f)
           2002                                           8.87 -     8.92      0.00       1.40   -  1.60       -29.17    -  -29.02
           2001                                          12.52 -    12.57      0.00       1.40   -  1.60        -4.70    -   -4.50

Investments in the Van Kampen Life Investment Trust
    (Class II) Sub-Account:
       LIT Growth and Income (Class II)
           2002                                           8.04 -     8.16      0.20       1.25   -  1.95       -16.28    -  -15.89
           2001 (g)                                       9.61 -     9.64      0.00       1.40   -  1.90        -3.68    -   -3.60



(d)  Previously known as High Yield

(e)  Previously known as Mid Cap Growth

(f)  Previously known as Mid Cap Value

(g)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

                                     PART C

                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The consolidated financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company and subsidiary as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002.(Incorporated by reference from LBL Annual Report on Form 10K)

The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 2002 and for the years ended December 31, 2002 and 2001.

The following financial statements are included in Part C of the Registration
Statement:

None

(b)     Exhibits

(1)     Resolution of the Board of Directors of Lincoln Benefit Life Company
        authorizing the establishment of the Lincoln
        Benefit Life Variable Annuity Account....................................................**

(2)     Custody Agreements ......................................................................(not applicable)

(3)     (a) Form of Principal Underwriting Agreement.............................................****

       (b)  Form of Selling Agreement............................................................*****

(4)     Variable Annuity Contract................................................................*********

(5)     Application for Contract.................................................................*********

(6)     Depositor--Corporate Documents

        (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended................*

        (b) By-Laws of Lincoln Benefit Life Company..............................................*

(7)     Reinsurance Contract.....................................................................**

(8) Participation Agreements:

        (a)Form of Participation Agreement among Lincoln Benefit Life Company,
           The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...........******

        (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,
            Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.........................******

        (c) Form of Participation Agreement between Salomon Brothers Variable
            Series Funds Inc., and Salomon Brothers Asset Management Inc.........................******

        (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust........................................................*******

        (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................******

        (e) (2) Amendment to Participation Agreement Among OCC Accumulation
                Trust, OCC Distributors, and Lincoln Benefit Life Company........................********

        (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.....................................................*

        (g) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund and Fidelity Distributors Corporation...............*

        (h) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund II and Fidelity Distributors Corporation............*

        (i) Form of Participation Agreement among MFS Variable Insurance Trust,
            Lincoln Benefit Life Company, and Massachusetts Financial Services Company...........*

        (j) Form of Participation Agreement among AIM Variable Insurance Funds,
            Inc.,
            AIM Distributors, Inc., and Lincoln Benefit Life Company ............................***********

        (k) Form of Participation Agreement among Van Kampen Investment Trust,
            Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
            and Lincoln Benefit Life Company ....................................................***********

        (l) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company ....................................................***********

        (m) Form of Participation Agreement among Panorama Series Fund, Inc.,
            OppenheimerFunds, Inc., and Lincoln Benefit Life Company ............................***********

        (n) Form of Participation Agreement among Oppenheimer Variable
            Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company .............***********

        (o) Form of Participation Agreement among Putnam Variable Trust,
            Putnam Retail Management, Inc., and Lincoln Benefit Life Company ....................***********

(9)     Opinion and Consent of Counsel ..........................................................**********

(10)    (a) Independent Auditors' Consent ......................................................(filed herewith)

        (b) Consent of Attorneys ................................................................(filed herewith)

(11)    Financial Statements Omitted from Item 23 ...............................................(not applicable)

(12)    Initial Capitalization Agreement ........................................................(not applicable)

(13)    Performance Computations ................................................................**********

(27)    Financial DataSchedules..................................................................(not applicable)
(99)    Powers of Attorney for Lawrence W. Dahl, Margaret G. Dyer, Marla G.
        Friedman, Douglas F. Gaer, John C. Lounds, J. Kevin McCarthy, Samuel H.
        Pilch, Steven E. Shebik, Casey J. Sylla, Michael J. Velotta, B. Eugene
        Wraith, James P. Zils  (filed herewith)

------------------------

* Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

** Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

*** Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed July 24, 1998.

**** Post-Effective  Amendment No. 1 to  Registration  Statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

*****Post-Effective  Amendment No. 3 to  Registration  statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

******  Registration  Statement on Form N-4 for Lincoln  Benefit  Life  Variable
     Annuity Account, File No. 333-82427, filed July 8, 1999.

*******  Pre-effective  Amendment  No. 1 on Form N-4 for  Lincoln  Benefit  Life
     Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

********  Post-Effective  Amendment  No. 2 on Form N-4 for Lincoln  Benefit Life
     Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

*********  Registration  Statement on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-61146, Filed May 17, 2001.

********** Pre-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-61146, Filed July 31, 2001.

***********  Post-Effective  Amendment  on Form  N-4 for  Lincoln  Benefit  Life
     Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                      POSITION/OFFICE WITH DEPOSITOR
--------------------------------------------------------------------------------
Lawrence W. Dahl           Director, Executive Vice President
Margaret G. Dyer           Director
Marla G. Friedman          Director
Douglas F. Gaer            Director, Executive Vice President
John C. Lounds             Director
J. Kevin McCarthy          Director
Steven E. Shebik           Director, Senior Vice President and Chief Financial Officer
Casey J. Sylla             Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta         Director, Senior Vice President, General Counsel and Secretary
B. Eugene Wraith           Director, President and Chief Operating Officer
Samuel H. Pilch            Group Vice President and Controller
Joseph P. Rath             Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson           Senior Vice President and Chief Investment Officer
Dean M. Way                Senior Vice President and Actuary
James P. Zils              Treasurer
Janet P. Anderbery         Vice President
Joseph A. Angel            Regional Vice President
Bob W. Birman              Vice President
Teresa N. Carnazzo         Vice President
William F. Emmons          Vice President, Assistant General Counsel & Assistant Secretary
Georgia Feiste             Vice President
Thomas S. Holt             Vice President
Heidi Kelle                Vice President
Scott Lawson               Vice President
Sharyn L. Jenson           Vice President
Maxine Payton              Vice President
Barb Raymond               Vice President
Stanley G. Shelley         Vice President
J. Eric Smith              Vice President
Robert L. Vance            Vice President and Assistant Treasurer
Jeanette Wellsandt         Vice President
Errol Cramer               Appointed Actuary
Joanne M. Derrig           Assistant Vice President and Chief Privacy Officer
Philip Emmanuele           Assistant Vice President
Karen C. Gardner           Assistant Vice President
Lisa J. Flanary            Assistant Vice President
Susan L. Lees              Assistant Secretary
Robert E. Transon          Assistant Vice President
Barry S. Paul              Assistant Treasurer
Timothy N. Vander Pas      Assistant Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed March 26, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2003, the Registrant has 815 qualified and 404 non-qualified Contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

         Name                    Position with Distributor
      ---------------------------------------------------------------------------
      John R. Hunter              Director, President, Chief Executive Officer
      Casey J. Sylla              Director
      Michael J. Velotta          Director and Secretary
      Marian Goll                 Vice President, Treasurer and Financial Operations Principal
      Brent H. Hamann             Vice President
      Andrea J. Schur             Vice President
      Lisa A. Burnell             Assistant Vice President and Compliance Officer
      Joanne M. Derrig            Assistant Vice President and Chief Privacy Officer
      William F. Emmons           Assistant Secretary
      Susan M. Lees               Assistant Secretary
      Barry S. Paul               Assistant Treasurer


    (b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                        (2)
            (1)                  Net Underwriting                  (3)                        (4)
     Name of Principal             Discounts and              Compensation                 Brokerage                  (5)
        Underwriter                 Commission                on Redemption               Commission             Compensation
         ALFS, Inc                       0                          0                          0                       0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on this [ ] day of April, 2003.

                                LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT (Registrant)

                                By:         LINCOLN BENEFIT LIFE COMPANY
                                     ------------------------------------------
                                                    (DEPOSITOR)

                                By:             /s/ B. EUGENE WRAITH
                                     ------------------------------------------
                                                  B. Eugene Wraith
                      PRESIDENT AND CHIEF OPERATING OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their respective capacities and on the 14th day of April, 2002.


Name                                  Title                                                      Date
------------------------------        --------------------------                                 --------


/s/ B. Eugene Wraith                  Director, President and Chief Operating Officer            April 14, 2003
-------------------------------
(Principal Executive Officer)



/s/ Samuel H. Pilch                   Group Vice President and Controller                        April 14, 2003
------------------------------
(Principal Accounting Officer)



/s/ James P. Zils                     Treasurer                                                  April 14, 2003
-----------------------------
(Principal Financial Officer)



/s/ Lawrence W. Dahl                  Director, Executive Vice President                         April 14, 2003
----------------------------



/s/ Margaret G. Dyer                  Director                                                   April 14, 2003
----------------------------



/s/ Marla G. Friedman                 Director                                                   April [ ], 2003
----------------------------



/s/ Douglas F. Gaer                   Director, Executive Vice President                         April 14, 2003
----------------------------



/s/ John C. Lounds                    Director                                                   April 14, 2003
----------------------------



/s/ J. Kevin McCarthy                 Director                                                   April 14, 2003
----------------------------



/s/ Steven E. Shebik                  Director, Senior Vice President and                        April 14, 2003
----------------------------             Chief Financial Officer



/s/ Michael J. Velotta                Director, Senior Vice President,                           April 14, 2003
----------------------------               General Counsel and Secretary



/s/ Casey J. Sylla                    Director, Chairman of the Board and                        April 14, 2003
----------------------------               Chief Executive Officer

                                INDEX TO EXHIBITS
                                       FOR
                       REGISTRATION STATEMENT ON FORM N-4
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO.                                                                          SEQUENTIAL PAGE NO.
-----------                                                                          -----------------------------------

10(a)    Independent Auditors' Consent

10(b)    Consent of Attorneys

(99)     Powers of Attorney for Lawrence W. Dahl, Margaret G. Dyer, Marla G.
         Friedman, Douglas F. Gaer, John C. Lounds, J. Kevin McCarthy, Samuel H.
         Pilch, Steven E. Shebik, Casey J. Sylla, Michael J. Velotta, B. Eugene
         Wraith, James P. Zils
